UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2020

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■ Voya Global Bond Portfolio

■ Voya International High Dividend Low Volatility Portfolio

■ VY® American Century Small-Mid Cap Value Portfolio

■ VY® Baron Growth Portfolio

■ VY® Columbia Contrarian Core Portfolio

■ VY® Columbia Small Cap Value II Portfolio

■ VY® Invesco Comstock Portfolio

■ VY® Invesco Equity and Income Portfolio

■ VY® Invesco Oppenheimer Global Portfolio

■ VY® JPMorgan Mid Cap Value Portfolio

■ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

■ VY® T. Rowe Price Growth Equity Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov. The Portfolios' complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

The U.S. Federal Reserve Board's ("Fed") massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.

In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.

Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya's approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one's portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)  The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Class ADV	$1,000.00	$998.70	1.17%	$5.81	$1,000.00	$1,019.05	1.17%	$5.87
Class I	1,000.00	1,001.50	0.67	3.33	1,000.00	1,021.53	0.67	3.37
Class S	1,000.00	999.30	0.92	4.57	1,000.00	1,020.29	0.92	4.62
Voya International High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$861.80	1.24%	$5.74	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	863.40	0.74	3.43	1,000.00	1,021.18	0.74	3.72
Class S	1,000.00	863.30	0.99	4.59	1,000.00	1,019.94	0.99	4.97
Class S2	1,000.00	862.00	1.14	5.28	1,000.00	1,019.19	1.14	5.72
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$815.60	1.35%	$6.09	$1,000.00	$1,018.15	1.35%	$6.77
Class I	1,000.00	817.30	0.85	3.84	1,000.00	1,020.64	0.85	4.27
Class S	1,000.00	815.90	1.10	4.97	1,000.00	1,019.39	1.10	5.52
Class S2	1,000.00	815.60	1.25	5.64	1,000.00	1,018.65	1.25	6.27

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Baron Growth Portfolio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Class ADV	$1,000.00	$990.30	1.50%	$7.42	$1,000.00	$1,017.40	1.50%	$7.52
Class I	1,000.00	992.80	1.00	4.95	1,000.00	1,019.89	1.00	5.02
Class R6	1,000.00	992.80	1.00	4.95	1,000.00	1,019.89	1.00	5.02
Class S	1,000.00	991.70	1.25	6.19	1,000.00	1,018.65	1.25	6.27
Class S2	1,000.00	991.00	1.40	6.93	1,000.00	1,017.90	1.40	7.02
VY® Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$980.50	1.23%	$6.06	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	983.00	0.73	3.60	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	981.40	0.98	4.83	1,000.00	1,019.99	0.98	4.92
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$784.90	1.42%	$6.30	$1,000.00	$1,017.80	1.42%	$7.12
Class I	1,000.00	787.20	0.92	4.09	1,000.00	1,020.29	0.92	4.62
Class R6	1,000.00	787.40	0.88	3.91	1,000.00	1,020.49	0.88	4.42
Class S	1,000.00	785.60	1.17	5.19	1,000.00	1,019.05	1.17	5.87
Class S2	1,000.00	785.60	1.32	5.86	1,000.00	1,018.30	1.32	6.62
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$796.60	1.27%	$5.67	$1,000.00	$1,018.55	1.27%	$6.37
Class I	1,000.00	798.10	0.77	3.44	1,000.00	1,021.03	0.77	3.87
Class S	1,000.00	797.40	1.02	4.56	1,000.00	1,019.79	1.02	5.12
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$906.10	1.14%	$5.40	$1,000.00	$1,019.19	1.14%	$5.72
Class I	1,000.00	908.30	0.64	3.04	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	907.10	0.89	4.22	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	906.80	1.02	4.84	1,000.00	1,019.79	1.02	5.12
VY® Invesco Oppenheimer Global Portfolio
Class ADV	$1,000.00	$981.50	1.30%	$6.40	$1,000.00	$1,018.40	1.30%	$6.52
Class I	1,000.00	983.60	0.80	3.95	1,000.00	1,020.89	0.80	4.02
Class S	1,000.00	982.20	1.05	5.17	1,000.00	1,019.64	1.05	5.27
Class S2	1,000.00	982.10	1.20	5.91	1,000.00	1,018.90	1.20	6.02
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$802.90	1.38%	$6.19	$1,000.00	$1,018.00	1.38%	$6.92
Class I	1,000.00	804.70	0.88	3.95	1,000.00	1,020.49	0.88	4.42
Class S	1,000.00	803.50	1.13	5.07	1,000.00	1,019.24	1.13	5.67
Class S2	1,000.00	803.50	1.28	5.74	1,000.00	1,018.50	1.28	6.42

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Class ADV	$1,000.00	$1,020.90	1.30%	$6.53	$1,000.00	$1,018.40	1.30%	$6.52
Class I	1,000.00	1,023.20	0.80	4.02	1,000.00	1,020.89	0.80	4.02
Class R6	1,000.00	1,023.20	0.77	3.87	1,000.00	1,021.03	0.77	3.87
Class S	1,000.00	1,021.80	1.05	5.28	1,000.00	1,019.64	1.05	5.27
Class S2	1,000.00	1,021.70	1.20	6.03	1,000.00	1,018.90	1.20	6.02
VY® T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,083.70	1.23%	$6.37	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	1,086.50	0.73	3.79	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	1,085.20	0.98	5.08	1,000.00	1,019.99	0.98	4.92
Class S2	1,000.00	1,084.40	1.13	5.86	1,000.00	1,019.24	1.13	5.67

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$148,080,800	$379,898,660	$292,124,852	$482,867,261
Investments in affiliates at fair value**	41,358,872	—	—	—
Short-term investments at fair value†	13,305,283	4,020,548	5,272,983	—
Cash	7,210	290,712	—	359,379
Cash collateral for futures	907,812	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,481,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	310,000	—	—	—
Foreign currencies at value‡	335,202	182,642	141,377	—
Receivables:
Investment securities sold	310,502	—	—	823,879
Investment securities and currencies sold	—	85,789,888	2,125,468	—
Investment securities sold on a delayed-delivery or when-issued basis	5,656,820	—	—	—
Fund shares sold	397,470	3,276,333	509,596	221,452
Dividends	1,020	585,607	503,536	156,479
Interest	999,833	306	—	—
Foreign tax reclaims	5,081	1,310,398	5,557	—
Unrealized appreciation on forward foreign currency contracts	951,221	—	72,957	—
Prepaid expenses	2,238	4,873	3,687	5,787
Reimbursement due from Investment Adviser	14,648	—	87,282	51,341
Other assets	13,165	49,261	11,548	31,428
Total assets	214,138,177	475,409,228	300,858,843	484,517,006
LIABILITIES:
Payable for investment securities purchased	561,448	—	—	173,605
Payable for investment securities and currencies purchased	—	85,758,586	1,352,857	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	15,103,750	—	—	—
Payable for fund shares redeemed	80,236	107,817	156,271	1,039,603
Payable upon receipt of securities loaned	3,510,333	4,020,548	—	—
Unrealized depreciation on forward foreign currency contracts	1,334,379	—	5,133	—
Unrealized depreciation on OTC swap agreements	75,335	—	—	—
Variation margin payable on centrally cleared swaps	21,938	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	740,000	—	—	—
Payable for investment management fees	93,696	192,311	230,726	377,449
Payable for distribution and shareholder service fees	14,924	61,587	51,282	84,905
Payable for directors fees	965	2,015	1,557	2,357
Payable to directors under the deferred compensation plan (Note 6)	13,165	49,261	11,548	31,428
Payable for borrowings against line of credit	—	—	—	1,734,000
Other accrued expenses and liabilities	66,441	261,685	126,495	130,177
Written options, at fair value^	105,041	—	—	—
Total liabilities	21,721,651	90,453,810	1,935,869	3,573,524
NET ASSETS	$192,416,526	$384,955,418	$298,922,974	$480,943,482
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$196,361,196	$359,250,448	$328,536,862	$120,040,038
Total distributable earnings (loss)	(3,944,670)	25,704,970	(29,613,888)	360,903,444
NET ASSETS	$192,416,526	$384,955,418	$298,922,974	$480,943,482
+ Including securities loaned at value	$3,439,537	$3,822,974	$—	$—
* Cost of investments in securities	$143,941,266	$379,255,984	$311,683,914	$126,821,268
** Cost of investments in affiliates	$45,845,300	$—	$—	$—
† Cost of short-term investments	$13,305,291	$4,020,548	$5,272,983	$—
‡ Cost of foreign currencies	$332,837	$182,604	$141,377	$—
^ Premiums received on written options	$116,129	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
Class ADV:
Net assets	$20,409,595	$24,193,767	$84,877,640	$97,867,475
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,944,128	2,471,760	9,360,162	5,054,623
Net asset value and redemption price per share	$10.50	$9.79	$9.07	$19.36
Class I:
Net assets	$139,073,076	$112,431,286	$138,932,991	$135,870,919
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,011,907	11,331,352	14,176,825	5,803,421
Net asset value and redemption price per share	$10.69	$9.92	$9.80	$23.41
Class R6:
Net assets	n/a	n/a	n/a	$32,524,042
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,387,858
Net asset value and redemption price per share	n/a	n/a	n/a	$23.43
Class S:
Net assets	$32,933,855	$247,965,696	$72,370,423	$212,286,396
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,085,230	25,186,482	7,521,304	9,885,724
Net asset value and redemption price per share	$10.67	$9.85	$9.62	$21.47
Class S2:
Net assets	n/a	$364,669	$2,741,920	$2,394,650
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	36,736	302,275	121,387
Net asset value and redemption price per share	n/a	$9.93	$9.07	$19.73

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$177,629,342	$112,761,620	$181,342,961	$1,081,772,525
Short-term investments at fair value†	920,047	1,729,344	5,475,291	45,692,572
Cash	—	—	—	60,827
Foreign currencies at value‡	—	—	22,393	303,797
Receivables:
Investment securities sold	671,897	1,023,551	3,545,229	—
Investment securities and currencies sold	—	—	—	6,529,463
Fund shares sold	12,476	565,793	228,735	1,202,877
Dividends	211,795	156,962	362,037	1,485,242
Interest	—	—	—	2,005,401
Foreign tax reclaims	366	—	27,201	198,853
Unrealized appreciation on forward foreign currency contracts	—	—	102,254	519,558
Prepaid expenses	931	1,546	3,548	13,765
Reimbursement due from Investment Adviser	43,639	6,064	12,629	60,100
Other assets	13,257	8,845	22,883	79,940
Total assets	179,503,750	116,253,725	191,145,161	1,139,924,920
LIABILITIES:
Payable for investment securities purchased	342,869	597,325	338,661	—
Payable for investment securities and currencies purchased	—	—	—	553,290
Payable for fund shares redeemed	228,067	162,720	74,584	97,813
Payable upon receipt of securities loaned	—	—	—	10,246,335
Unrealized depreciation on forward foreign currency contracts	—	—	5,444	187,440
Payable for investment management fees	128,956	79,292	108,684	594,379
Payable for distribution and shareholder service fees	12,631	21,944	21,932	186,920
Payable for directors fees	416	617	1,277	5,816
Payable to directors under the deferred compensation plan (Note 6)	13,257	8,845	22,883	79,940
Other accrued expenses and liabilities	59,238	47,934	143,257	261,740
Total liabilities	785,434	918,677	716,722	12,213,673
NET ASSETS	$178,718,316	$115,335,048	$190,428,439	$1,127,711,247
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$154,873,195	$118,392,524	$217,596,838	$1,043,786,157
Total distributable earnings (loss)	23,845,121	(3,057,476)	(27,168,399)	83,925,090
NET ASSETS	$178,718,316	$115,335,048	$190,428,439	$1,127,711,247
+ Including securities loaned at value	$—	$—	$—	$9,961,832
* Cost of investments in securities	$159,799,600	$115,842,552	$191,957,443	$1,060,087,005
† Cost of short-term investments	$920,047	$1,729,344	$5,475,291	$45,692,572
‡ Cost of foreign currencies	$—	$—	$22,271	$303,333

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
Class ADV:
Net assets	$21,661,730	$19,101,540	$23,928,676	$38,084,221
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,348,749	1,616,510	1,766,585	969,333
Net asset value and redemption price per share	$16.06	$11.82	$13.55	$39.29
Class I:
Net assets	$139,186,804	$25,459,889	$110,446,410	$415,751,111
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,013,378	2,067,238	8,047,958	10,382,424
Net asset value and redemption price per share	$17.37	$12.32	$13.72	$40.04
Class R6:
Net assets	n/a	$4,572,801	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	370,947	n/a	n/a
Net asset value and redemption price per share	n/a	$12.33	n/a	n/a
Class S:
Net assets	$17,869,782	$65,042,186	$56,053,353	$397,376,711
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,059,648	5,313,555	4,092,616	10,003,782
Net asset value and redemption price per share	$16.86	$12.24	$13.70	$39.72
Class S2:
Net assets	n/a	$1,158,632	n/a	$276,499,204
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	98,230	n/a	7,070,557
Net asset value and redemption price per share	n/a	$11.80	n/a	$39.11

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	VY® Invesco Oppenheimer Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,364,207,621	$318,957,894	$1,174,457,581	$1,683,469,675
Short-term investments at fair value†	56,136,774	11,089,762	97,582,625	113,922,157
Cash	—	—	476,873	2,766,872
Foreign currencies at value‡	8,203	—	—	68,039
Receivables:
Investment securities sold	—	1,504,318	5,817,049	7,622,380
Investment securities and currencies sold	5,273,020	—	—	—
Fund shares sold	5,178	797,344	45,562	992,816
Dividends	60,411	627,475	294,780	222,755
Interest	—	—	308	1,465
Foreign tax reclaims	1,860,007	—	—	1,709
Prepaid expenses	15,495	4,342	11,709	18,216
Reimbursement due from Investment Adviser	57,052	36,232	62,624	90,880
Other assets	71,899	19,975	39,855	64,889
Total assets	1,427,695,660	333,037,342	1,278,788,966	1,809,241,853
LIABILITIES:
Payable for investment securities purchased	—	1,468,387	4,731,390	36,704,050
Payable for investment securities and currencies purchased	1,340,880	—	—	—
Payable for fund shares redeemed	2,019,438	128,996	686,443	2,075,286
Payable upon receipt of securities loaned	41,957,961	731,179	97,582,471	74,792,679
Payable for investment management fees	792,083	235,543	709,391	938,793
Payable for distribution and shareholder service fees	78,508	61,046	31,008	142,764
Payable for directors fees	6,712	1,774	5,394	8,059
Payable to directors under the deferred compensation plan (Note 6)	71,899	19,975	39,855	64,889
Payable for Indian capital gains tax	280,257	—	—	—
Other accrued expenses and liabilities	375,028	86,001	183,125	277,687
Total liabilities	46,922,766	2,732,901	103,969,077	115,004,207
NET ASSETS	$1,380,772,894	$330,304,441	$1,174,819,889	$1,694,237,646
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$600,359,134	$269,004,815	$664,922,836	$1,037,717,069
Total distributable earnings	780,413,760	61,299,626	509,897,053	656,520,577
NET ASSETS	$1,380,772,894	$330,304,441	$1,174,819,889	$1,694,237,646
+ Including securities loaned at value	$40,745,771	$714,687	$95,480,200	$73,001,708
* Cost of investments in securities	$678,575,298	$298,070,755	$821,666,620	$1,144,231,449
† Cost of short-term investments	$56,136,774	$11,089,762	$97,582,625	$113,922,157
‡ Cost of foreign currencies	$8,102	$—	$—	$67,943

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	VY® Invesco Oppenheimer Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$108,278,119	$69,314,621	$51,638,794	$308,274,460
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,993,250	5,034,238	4,597,254	3,956,401
Net asset value and redemption price per share	$18.07	$13.77	$11.23	$77.92
Class I:
Net assets	$1,108,565,370	$109,060,982	$1,041,558,714	$1,306,957,527
Shares authorized	250,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	57,924,241	7,647,176	81,425,016	14,773,493
Net asset value and redemption price per share	$19.14	$14.26	$12.79	$88.47
Class R6:
Net assets	n/a	n/a	$36,000,679	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	2,812,759	n/a
Net asset value and redemption price per share	n/a	n/a	$12.80	n/a
Class S:
Net assets	$160,692,663	$150,582,826	$40,344,301	$69,260,012
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,813,791	10,701,339	3,310,675	831,149
Net asset value and redemption price per share	$18.23	$14.07	$12.19	$83.33
Class S2:
Net assets	$3,236,742	$1,346,012	$5,277,401	$9,745,647
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	184,247	97,982	466,319	122,331
Net asset value and redemption price per share	$17.57	$13.74	$11.32	$79.67

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,208	$7,445,535	$3,609,592	$2,023,664
Dividends from affiliated underlying funds	846,150	—	—	—
Interest, net of foreign taxes withheld*	2,744,348	2,258	—	—
Securities lending income, net	5,464	36,316	28,266	—
Total investment income	3,603,170	7,484,109	3,637,858	2,023,664
EXPENSES:
Investment management fees	575,786	1,202,505	1,687,643	2,226,558
Distribution and shareholder service fees:
Class ADV	51,471	62,627	219,816	238,601
Class S	39,634	322,232	94,653	257,754
Class S2	—	705	5,465	4,549
Transfer agent fees (Note 6):
Class ADV	12,436	9,133	87,383	66,451
Class I	84,455	42,884	142,402	93,343
Class R6	—	—	—	33
Class S	19,174	93,982	75,255	143,523
Class S2	—	128	2,713	1,575
Shareholder reporting expense	11,830	29,120	18,746	29,120
Registration fees	—	—	—	4,961
Professional fees	10,738	23,660	16,198	23,235
Custody and accounting expense	9,100	57,330	73,465	32,094
Directors fees	3,860	8,061	6,227	9,426
Miscellaneous expense	6,350	14,368	14,918	29,177
Interest expense	981	783	—	1,566
Total expenses	825,815	1,867,518	2,444,884	3,161,966
Waived and reimbursed fees	(91,618)	—	(796,530)	(314,924)
Net expenses	734,197	1,867,518	1,648,354	2,847,042
Net investment income (loss)	2,868,973	5,616,591	1,989,504	(823,378)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	488,434	(42,712,313)	(12,668,303)	8,758,597
Forward foreign currency contracts	1,447,783	—	499,472	—
Foreign currency related transactions	(238,880)	(29,562)	(6,914)	(319)
Futures	(1,128,793)	—	—	—
Swaps	(100,553)	—	—	—
Written options	1,084,333	—	—	—
Net realized gain (loss)	1,552,324	(42,741,875)	(12,175,745)	8,758,278
Net change in unrealized appreciation (depreciation) on:
Investments	615,543	(27,848,239)	(58,889,267)	(15,395,577)
Affiliated underlying funds	(2,697,114)	—	—	—
Forward foreign currency contracts	(1,181,447)	—	259,316	—
Foreign currency related transactions	(33,848)	(40,563)	(907)	—
Futures	447,208	—	—	—
Swaps	(1,814,370)	—	—	—
Written options	(51,036)	—	—	—
Net change in unrealized appreciation (depreciation)	(4,715,064)	(27,888,802)	(58,630,858)	(15,395,577)
Net realized and unrealized loss	(3,162,740)	(70,630,677)	(70,806,603)	(6,637,299)
Decrease in net assets resulting from operations	$(293,767)	$(65,014,086)	$(68,817,099)	$(7,460,677)
* Foreign taxes withheld	$2,064	$811,072	$41,322	$6,855

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$777,397	$982,004	$4,114,223	$11,148,094
Interest	—	—	—	4,451,323
Securities lending income, net	—	—	27,044	191,854
Total investment income	777,397	982,004	4,141,267	15,791,271
EXPENSES:
Investment management fees	371,937	521,665	888,997	3,701,955
Distribution and shareholder service fees:
Class ADV	54,110	50,585	62,412	98,107
Class S	21,415	86,357	74,066	511,802
Class S2	—	2,423	—	568,460
Transfer agent fees (Note 6):
Class ADV	16,133	10,526	7,279	9,320
Class I	32,403	14,181	49,293	100,759
Class R6	—	10	—	—
Class S	12,736	35,951	17,284	97,346
Class S2	—	629	—	67,586
Shareholder reporting expense	6,545	9,100	18,240	49,140
Registration fees	153	—	59	—
Professional fees	4,177	7,644	21,237	36,400
Custody and accounting expense	7,515	10,925	42,504	27,300
Directors fees	1,662	2,468	5,108	23,263
Miscellaneous expense	7,698	7,246	17,810	30,513
Total expenses	536,484	759,710	1,204,289	5,321,951
Waived and reimbursed fees	(157,889)	(52,569)	(86,834)	(452,370)
Brokerage commission recapture	(2,427)	(9,426)	—	—
Net expenses	376,168	697,715	1,117,455	4,869,581
Net investment income	401,229	284,289	3,023,812	10,921,690
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	985	(6,399,225)	(23,554,407)	(2,883,217)
Forward foreign currency contracts	—	—	257,817	(1,342,681)
Foreign currency related transactions	—	—	(113,344)	1,766,420
Net realized gain (loss)	985	(6,399,225)	(23,409,934)	(2,459,478)
Net change in unrealized appreciation (depreciation) on:
Investments	8,148,938	(27,152,830)	(54,055,683)	(133,667,921)
Forward foreign currency contracts	—	—	566,043	1,589,397
Foreign currency related transactions	—	—	(1,458)	(18,256)
Net change in unrealized appreciation (depreciation)	8,148,938	(27,152,830)	(53,491,098)	(132,096,780)
Net realized and unrealized gain (loss)	8,149,923	(33,552,055)	(76,901,032)	(134,556,258)
Increase (decrease) in net assets resulting from operations	$8,551,152	$(33,267,766)	$(73,877,220)	$(123,634,568)
* Foreign taxes withheld	$6,555	$2,160	$73,606	$164,025

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

	VY® Invesco Oppenheimer Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,670,410	$4,048,633	$5,258,501	$4,494,881
Interest	—	—	1,645	7,021
Securities lending income, net	61,835	4,059	257,277	241,042
Total investment income	6,732,245	4,052,692	5,517,423	4,742,944
EXPENSES:
Investment management fees	4,672,750	1,499,159	3,969,778	5,610,777
Distribution and shareholder service fees:
Class ADV	264,705	182,292	159,612	713,255
Class S	195,912	200,944	50,501	77,680
Class S2	7,359	2,900	10,224	17,952
Transfer agent fees (Note 6):
Class ADV	59,518	42,910	30,360	116,256
Class I	600,430	69,241	443,994	507,186
Class R6	—	—	24	—
Class S	88,114	94,622	19,247	25,362
Class S2	2,067	852	2,433	3,725
Shareholder reporting expense	63,340	20,930	53,140	70,980
Registration fees	—	—	1,156	—
Professional fees	46,158	15,964	35,116	58,058
Custody and accounting expense	92,956	21,008	52,922	72,800
Directors fees	26,848	7,094	21,576	32,238
Miscellaneous expense	38,401	13,722	28,045	50,225
Interest expense	293	—	845	—
Total expenses	6,158,851	2,171,638	4,878,973	7,356,494
Waived and reimbursed fees	(328,720)	(227,449)	(355,357)	(661,184)
Brokerage commission recapture	—	(2,699)	—	—
Net expenses	5,830,131	1,941,490	4,523,616	6,695,310
Net investment income (loss)	902,114	2,111,202	993,807	(1,952,366)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	42,238,758	9,676,230	60,803,322	56,295,802
Foreign currency related transactions	15,837	—	—	(9,626)
Net realized gain	42,254,595	9,676,230	60,803,322	56,286,176
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	(77,169,602)	(96,592,825)	(36,829,299)	72,778,155
Foreign currency related transactions	8,800	—	—	1,388
Net change in unrealized appreciation (depreciation)	(77,160,802)	(96,592,825)	(36,829,299)	72,779,543
Net realized and unrealized gain (loss)	(34,906,207)	(86,916,595)	23,974,023	129,065,719
Increase (decrease) in net assets resulting from operations	$(34,004,093)	$(84,805,393)	$24,967,830	$127,113,353
* Foreign taxes withheld	$480,291	$—	$20,296	$32,638
# Foreign taxes accrued on Indian investments	$280,257	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Portfolio		Voya International High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$2,868,973	$6,064,628	$5,616,591	$12,830,358
Net realized gain (loss)	1,552,324	962,756	(42,741,875)	51,680,990
Net change in unrealized appreciation (depreciation)	(4,715,064)	8,339,580	(27,888,802)	9,089,220
Increase (decrease) in net assets resulting from operations	(293,767)	15,366,964	(65,014,086)	73,600,568
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(248,923)	(898,537)	—	(2,960,724)
Class I	(2,039,115)	(6,738,560)	—	(13,951,881)
Class S	(423,341)	(1,515,590)	—	(31,143,088)
Class S2	—	—	—	(34,369)
Total distributions	(2,711,379)	(9,152,687)	—	(48,090,062)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,326,013	10,863,585	8,869,663	11,733,829
Reinvestment of distributions	2,711,379	9,152,687	—	48,090,062
	12,037,392	20,016,272	8,869,663	59,823,891
Cost of shares redeemed	(17,954,262)	(29,375,489)	(37,182,633)	(81,887,305)
Net decrease in net assets resulting from capital share transactions	(5,916,870)	(9,359,217)	(28,312,970)	(22,063,414)
Net increase (decrease) in net assets	(8,922,016)	(3,144,940)	(93,327,056)	3,447,092
NET ASSETS:
Beginning of year or period	201,338,542	204,483,482	478,282,474	474,835,382
End of year or period	$192,416,526	$201,338,542	$384,955,418	$478,282,474
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® American Century Small-Mid Cap Value Portfolio		VY® Baron Growth Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$1,989,504	$4,610,034	$(823,378)	$(804,916)
Net realized gain (loss)	(12,175,745)	339,825	8,758,278	282,769,897
Net change in unrealized appreciation (depreciation)	(58,630,858)	88,714,313	(15,395,577)	(40,754,154)
Increase (decrease) in net assets resulting from operations	(68,817,099)	93,664,172	(7,460,677)	241,210,827
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(11,753,088)	—	(46,984,247)
Class I	—	(18,296,197)	—	(58,663,771)
Class R6	—	—	—	(13,079,032)
Class S	—	(9,783,372)	—	(228,177,414)
Class S2	—	(345,747)	—	(1,039,818)
Return of capital:
Class ADV	—	—	—	(509,515)
Class I	—	—	—	(634,679)
Class R6	—	—	—	(143,215)
Class S	—	—	—	(2,467,257)
Class S2	—	—	—	(11,255)
Total distributions	—	(40,178,404)	—	(351,710,203)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,662,244	38,939,041	20,597,407	58,899,565
Reinvestment of distributions	—	40,178,404	—	351,710,203
	13,662,244	79,117,445	20,597,407	410,609,768
Cost of shares redeemed	(26,799,787)	(68,264,768)	(49,111,320)	(452,379,993)
Net increase (decrease) in net assets resulting from capital share transactions	(13,137,543)	10,852,677	(28,513,913)	(41,770,225)
Net increase (decrease) in net assets	(81,954,642)	64,338,445	(35,974,590)	(152,269,601)
NET ASSETS:
Beginning of year or period	380,877,616	316,539,171	516,918,072	669,187,673
End of year or period	$298,922,974	$380,877,616	$480,943,482	$516,918,072

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Columbia Contrarian Core Portfolio		VY® Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$401,229	$2,392,608	$284,289	$909,719
Net realized gain (loss)	985	73,142,134	(6,399,225)	5,242,199
Net change in unrealized appreciation (depreciation)	8,148,938	(4,370,814)	(27,152,830)	24,150,957
Increase (decrease) in net assets resulting from operations	8,551,152	71,163,928	(33,267,766)	30,302,875
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(8,811,227)	—	(3,495,796)
Class I	—	(2,960,790)	—	(4,571,559)
Class R6	—	—	—	(773,170)
Class S	—	(90,737,866)	—	(11,647,424)
Class S2	—	—	—	(344,194)
Total distributions	—	(102,509,883)	—	(20,832,143)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	129,514,333	3,469,896	6,283,672	11,984,852
Reinvestment of distributions	—	102,509,883	—	20,832,143
	129,514,333	105,979,779	6,283,672	32,816,995
Cost of shares redeemed	(10,130,004)	(275,123,114)	(17,571,052)	(41,062,450)
Net increase (decrease) in net assets resulting from capital share transactions	119,384,329	(169,143,335)	(11,287,380)	(8,245,455)
Net increase (decrease) in net assets	127,935,481	(200,489,290)	(44,555,146)	1,225,277
NET ASSETS:
Beginning of year or period	50,782,835	251,272,125	159,890,194	158,664,917
End of year or period	$178,718,316	$50,782,835	$115,335,048	$159,890,194

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Comstock Portfolio		VY® Invesco Equity and Income Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,023,812	$8,966,397	$10,921,690	$23,701,636
Net realized gain (loss)	(23,409,934)	58,972,630	(2,459,478)	55,768,348
Net change in unrealized appreciation (depreciation)	(53,491,098)	36,141,258	(132,096,780)	163,093,943
Increase (decrease) in net assets resulting from operations	(73,877,220)	104,080,285	(123,634,568)	242,563,927
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(6,879,165)	—	(3,049,060)
Class I	—	(44,729,596)	—	(34,708,723)
Class S	—	(52,190,119)	—	(33,844,478)
Class S2	—	—	—	(23,339,231)
Total distributions	—	(103,798,880)	—	(94,941,492)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	73,852,620	29,938,266	8,487,868	13,778,245
Reinvestment of distributions	—	103,798,880	—	94,941,492
	73,852,620	133,737,146	8,487,868	108,719,737
Cost of shares redeemed	(117,933,954)	(288,332,436)	(89,086,583)	(221,494,026)
Net decrease in net assets resulting from capital share transactions	(44,081,334)	(154,595,290)	(80,598,715)	(112,774,289)
Net increase (decrease) in net assets	(117,958,554)	(154,313,885)	(204,233,283)	34,848,146
NET ASSETS:
Beginning of year or period	308,386,993	462,700,878	1,331,944,530	1,297,096,384
End of year or period	$190,428,439	$308,386,993	$1,127,711,247	$1,331,944,530

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Oppenheimer Global Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$902,114	$10,212,115	$2,111,202	$4,380,198
Net realized gain	42,254,595	53,074,708	9,676,230	29,243,363
Net change in unrealized appreciation (depreciation)	(77,160,802)	335,733,431	(96,592,825)	68,257,947
Increase (decrease) in net assets resulting from operations	(34,004,093)	399,020,254	(84,805,393)	101,881,508
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(20,072,596)	—	(11,709,923)
Class I	—	(201,831,773)	—	(20,246,539)
Class S	—	(32,134,460)	—	(26,438,369)
Class S2	—	(850,475)	—	(249,114)
Total distributions	—	(254,889,304)	—	(58,643,945)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,712,616	24,243,212	10,499,492	10,238,127
Reinvestment of distributions	—	254,889,304	—	58,643,945
	8,712,616	279,132,516	10,499,492	68,882,072
Cost of shares redeemed	(128,255,411)	(223,633,534)	(37,977,871)	(83,935,610)
Net increase (decrease) in net assets resulting from capital share transactions	(119,542,795)	55,498,982	(27,478,379)	(15,053,538)
Net increase (decrease) in net assets	(153,546,888)	199,629,932	(112,283,772)	28,184,025
NET ASSETS:
Beginning of year or period	1,534,319,782	1,334,689,850	442,588,213	414,404,188
End of year or period	$1,380,772,894	$1,534,319,782	$330,304,441	$442,588,213

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$993,807	$1,768,326	$(1,952,366)	$(1,028,355)
Net realized gain	60,803,322	96,946,314	56,286,176	276,195,068
Net change in unrealized appreciation (depreciation)	(36,829,299)	223,091,270	72,779,543	209,834,868
Increase in net assets resulting from operations	24,967,830	321,805,910	127,113,353	485,001,581
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,332,153)	—	(68,035,018)
Class I	—	(95,912,625)	—	(271,933,502)
Class R6	—	(2,445,270)	—	—
Class S	—	(4,957,916)	—	(79,114,269)
Class S2	—	(597,820)	—	(2,161,210)
Total distributions	—	(113,245,784)	—	(421,243,999)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	102,656,463	64,775,614	118,734,792	107,592,876
Reinvestment of distributions	—	113,245,784	—	421,243,999
	102,656,463	178,021,398	118,734,792	528,836,875
Cost of shares redeemed	(111,991,088)	(114,398,729)	(218,959,475)	(595,638,461)
Net increase (decrease) in net assets resulting from capital share transactions	(9,334,625)	63,622,669	(100,224,683)	(66,801,586)
Net increase (decrease) in net assets	15,633,205	272,182,795	26,888,670	(3,044,004)
NET ASSETS:
Beginning of year or period	1,159,186,684	887,003,889	1,667,348,976	1,670,392,980
End of year or period	$1,174,819,889	$1,159,186,684	$1,694,237,646	$1,667,348,976

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
Voya Global Bond Portfolio
Class ADV
06-30-20+	10.64	0.13	•	(0.15)	(0.02)	0.12	—	—
12-31-19	10.33	0.27	•	0.48	0.75	0.44	—	—
12-31-18	10.94	0.29	•	(0.55)	(0.26)	0.35	—	—
12-31-17	10.24	0.26	•	0.66	0.92	0.22	—	—
12-31-16	9.81	0.24	•	0.33	0.57	0.06	—	0.08
12-31-15	10.31	0.26	•	(0.76)	(0.50)	—	—	—
Class I
06-30-20+	10.83	0.16	•	(0.15)	0.01	0.15	—	—
12-31-19	10.51	0.33	•	0.49	0.82	0.50	—	—
12-31-18	11.14	0.35	•	(0.57)	(0.22)	0.41	—	—
12-31-17	10.42	0.32	•	0.68	1.00	0.28	—	—
12-31-16	9.97	0.30	•	0.33	0.63	0.10	—	0.08
12-31-15	10.42	0.32	•	(0.77)	(0.45)	—	—	—
Class S
06-30-20+	10.82	0.15	•	(0.16)	(0.01)	0.14	—	—
12-31-19	10.50	0.31	•	0.48	0.79	0.47	—	—
12-31-18	11.12	0.32	•	(0.56)	(0.24)	0.38	—	—
12-31-17	10.41	0.30	•	0.66	0.96	0.25	—	—
12-31-16	9.97	0.27		0.33	0.60	0.08	—	0.08
12-31-15	10.44	0.29	•	(0.76)	(0.47)	—	—	—
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-20+	11.36	0.12	•	(1.69)	(1.57)	—	—	—
12-31-19	10.88	0.27	•	1.38	1.65	0.19	0.98	—
12-31-18	13.06	0.16	•	(2.13)	(1.97)	0.21	—	—
12-31-17	10.90	0.19		2.16	2.35	0.19	—	—
12-31-16	11.08	0.20	•	(0.07)	0.13	0.31	—	—
12-31-15	11.91	0.21	•	(0.63)	(0.42)	0.41	—	—
Class I
06-30-20+	11.49	0.15	•	(1.72)	(1.57)	—	—	—
12-31-19	11.00	0.33	•	1.40	1.73	0.26	0.98	—
12-31-18	13.21	0.23	•	(2.17)	(1.94)	0.27	—	—
12-31-17	11.01	0.25	•	2.20	2.45	0.25	—	—
12-31-16	11.20	0.25	•	(0.06)	0.19	0.38	—	—
12-31-15	12.04	0.28	•	(0.64)	(0.36)	0.48	—	—
Class S
06-30-20+	11.41	0.14	•	(1.70)	(1.56)	—	—	—
12-31-19	10.93	0.30	•	1.38	1.68	0.22	0.98	—
12-31-18	13.12	0.19	•	(2.15)	(1.96)	0.23	—	—
12-31-17	10.94	0.22	•	2.18	2.40	0.22	—	—
12-31-16	11.12	0.22	•	(0.05)	0.17	0.35	—	—
12-31-15	11.95	0.25	•	(0.64)	(0.39)	0.44	—	—
Class S2
06-30-20+	11.52	0.13	•	(1.72)	(1.59)	—	—	—
12-31-19	10.99	0.27	•	1.41	1.68	0.17	0.98	—
12-31-18	13.05	0.18	•	(2.16)	(1.98)	0.08	—	—
12-31-17	10.86	0.19	•	2.18	2.37	0.18	—	—
12-31-16	11.06	0.22		(0.08)	0.14	0.34	—	—
12-31-15	11.90	0.23	•	(0.63)	(0.40)	0.44	—	—

						Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-20+	0.12	—	10.50	(0.13)		1.26	1.17	1.17	2.58	20,410	80
12-31-19	0.44	—	10.64	7.36		1.16	1.16	1.16	2.58	21,661	228
12-31-18	0.35	—	10.33	(2.40)		1.17	1.15	1.15	2.71	22,161	119
12-31-17	0.22	—	10.94	9.05		1.17	1.10	1.10	2.48	24,922	127
12-31-16	0.14	—	10.24	5.82		1.16	1.10	1.10	2.27	24,365	214
12-31-15	—	—	9.81	(4.85)		1.15	1.10	1.10	2.58	26,374	335
Class I
06-30-20+	0.15	—	10.69	0.15		0.76	0.67	0.67	3.08	139,073	80
12-31-19	0.50	—	10.83	7.90		0.66	0.66	0.66	3.08	146,354	228
12-31-18	0.41	—	10.51	(2.01)		0.67	0.65	0.65	3.21	146,473	119
12-31-17	0.28	—	11.14	9.67		0.67	0.60	0.60	2.98	161,715	127
12-31-16	0.18	—	10.42	6.30		0.66	0.60	0.60	2.78	163,397	214
12-31-15	—	—	9.97	(4.32)		0.65	0.60	0.60	3.08	168,739	335
Class S
06-30-20+	0.14	—	10.67	(0.07)		1.01	0.92	0.92	2.83	32,934	80
12-31-19	0.47	—	10.82	7.64		0.91	0.91	0.91	2.83	33,323	228
12-31-18	0.38	—	10.50	(2.17)		0.92	0.90	0.90	2.97	35,849	119
12-31-17	0.25	—	11.12	9.31		0.92	0.85	0.85	2.73	41,785	127
12-31-16	0.16	—	10.41	6.03		0.91	0.85	0.85	2.53	40,635	214
12-31-15	—	—	9.97	(4.50)		0.90	0.85	0.85	2.83	43,169	335
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-20+	—	—	9.79	(13.82)		1.24	1.24	1.24	2.49	24,194	38
12-31-19	1.17	—	11.36	16.13		1.30	1.26	1.25	2.36	29,900	143
12-31-18	0.21	—	10.88	(15.32)		1.47	1.40	1.40	1.26	30,149	16
12-31-17	0.19	—	13.06	21.66	(a)	1.46	1.40	1.40	1.50	37,898	14
12-31-16	0.31	—	10.90	1.33		1.46	1.41	1.41	1.84	31,937	15
12-31-15	0.41	—	11.08	(3.83	)(b)	1.45	1.43	1.43	1.76	35,751	10
Class I
06-30-20+	—	—	9.92	(13.66)		0.74	0.74	0.74	2.99	112,431	38
12-31-19	1.24	—	11.49	16.75		0.80	0.76	0.75	2.86	139,862	143
12-31-18	0.27	—	11.00	(14.95)		0.97	0.90	0.90	1.77	135,229	16
12-31-17	0.25	—	13.21	22.35	(a)	0.96	0.90	0.90	2.00	183,905	14
12-31-16	0.38	—	11.01	1.85		0.96	0.91	0.91	2.33	170,231	15
12-31-15	0.48	—	11.20	(3.34	)(b)	0.95	0.93	0.93	2.29	186,602	10
Class S
06-30-20+	—	—	9.85	(13.67)		0.99	0.99	0.99	2.74	247,966	38
12-31-19	1.20	—	11.41	16.40		1.05	1.01	1.00	2.61	308,132	143
12-31-18	0.23	—	10.93	(15.15)		1.22	1.15	1.15	1.52	309,059	16
12-31-17	0.22	—	13.12	22.00	(a)	1.21	1.15	1.15	1.76	404,801	14
12-31-16	0.35	—	10.94	1.63		1.21	1.16	1.16	2.09	423,390	15
12-31-15	0.44	—	11.12	(3.57	)(b)	1.20	1.18	1.18	2.03	497,824	10
Class S2
06-30-20+	—	—	9.93	(13.80)		1.14	1.14	1.14	2.65	365	38
12-31-19	1.15	—	11.52	16.28		1.20	1.16	1.15	2.39	389	143
12-31-18	0.08	—	10.99	(15.26)		1.37	1.30	1.30	1.41	397	16
12-31-17	0.18	—	13.05	21.90	(a)	1.36	1.30	1.30	1.57	999	14
12-31-16	0.34	—	10.86	1.39		1.39	1.31	1.31	1.94	2,321	15
12-31-15	0.44	—	11.06	(3.72	)(b)	1.45	1.33	1.33	1.88	2,510	10

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-20+	11.12	0.05	•	(2.10)	(2.05)	—	—	—
12-31-19	9.64	0.11		2.66	2.77	0.12	1.17	—
12-31-18	12.66	0.09		(1.67)	(1.58)	0.10	1.34	—
12-31-17	12.03	0.11		1.16	1.27	0.12	0.52	—
12-31-16	10.80	0.08		2.34	2.42	0.14	1.05	—
12-31-15	13.82	0.08		(0.27)	(0.19)	0.19	2.64	—
Class I
06-30-20+	11.99	0.08	•	(2.27)	(2.19)	—	—	—
12-31-19	10.30	0.17		2.87	3.04	0.18	1.17	—
12-31-18	13.44	0.17	•	(1.81)	(1.64)	0.16	1.34	—
12-31-17	12.72	0.19	•	1.22	1.41	0.17	0.52	—
12-31-16	11.35	0.15	•	2.47	2.62	0.20	1.05	—
12-31-15	14.40	0.16	•	(0.31)	(0.15)	0.26	2.64	—
Class S
06-30-20+	11.79	0.06	•	(2.23)	(2.17)	—	—	—
12-31-19	10.14	0.15		2.81	2.96	0.14	1.17	—
12-31-18	13.25	0.13	•	(1.77)	(1.64)	0.13	1.34	—
12-31-17	12.56	0.16		1.19	1.35	0.14	0.52	—
12-31-16	11.22	0.11		2.44	2.55	0.16	1.05	—
12-31-15	14.25	0.13	•	(0.30)	(0.17)	0.22	2.64	—
Class S2
06-30-20+	11.12	0.05	•	(2.10)	(2.05)	—	—	—
12-31-19	9.62	0.12	•	2.67	2.79	0.12	1.17	—
12-31-18	12.64	0.10	•	(1.67)	(1.57)	0.11	1.34	—
12-31-17	12.01	0.12	•	1.15	1.27	0.12	0.52	—
12-31-16	10.78	0.09		2.35	2.44	0.16	1.05	—
12-31-15	13.79	0.11	•	(0.30)	(0.19)	0.18	2.64	—
VY® Baron Growth Portfolio
Class ADV
06-30-20+	19.55	(0.06	)•	(0.13)	(0.19)	—	—	—
12-31-19	24.63	(0.07)		9.03	8.96	—	13.89	0.15
12-31-18	27.88	(0.09)		0.00 *	(0.09)	—	3.16	—
12-31-17	24.82	(0.10	)•	6.72	6.62	0.16	3.40	–
12-31-16	26.58	(0.11)		1.50	1.39	—	3.15	—
12-31-15	30.35	(0.16)		(1.23)	(1.39)	0.02	2.36	—
Class I
06-30-20+	23.58	(0.02)		(0.15)	(0.17)	—	—	—
12-31-19	27.41	0.01		10.20	10.21	—	13.89	0.15
12-31-18	30.58	0.05		(0.06)	(0.01)	—	3.16	—
12-31-17	26.92	0.03	•	7.34	7.37	0.31	3.40	—
12-31-16	28.45	0.04		1.58	1.62	—	3.15	—
12-31-15	32.31	(0.01)		(1.31)	(1.32)	0.18	2.36	—
Class R6
06-30-20+	23.60	(0.01	)•	(0.16)	(0.17)	—	—	—
12-31-19	27.43	0.04		10.17	10.21	—	13.89	0.15
12-31-18	30.59	0.06		(0.06)	0.00 *	—	3.16	—
12-31-17	26.93	0.13	•	7.24	7.37	0.31	3.40	—
05-03-16(5)-12-31-16	28.86	0.23	•	0.99	1.22	—	3.15	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-20+	—	—	9.07	(18.44)	1.87	1.35	1.35	0.99	84,878	42
12-31-19	1.29	—	11.12	30.17	1.66	1.34	1.34	0.99	108,460	52
12-31-18	1.44	—	9.64	(14.49)	1.65	1.36	1.36	0.77	91,283	76
12-31-17	0.64	—	12.66	10.90	1.65	1.36	1.36	0.95	115,235	57
12-31-16	1.19	—	12.03	23.69	1.65	1.36	1.36	0.78	101,948	68
12-31-15	2.83	—	10.80	(1.97)	1.66	1.36	1.36	0.72	79,901	71
Class I
06-30-20+	—	—	9.80	(18.27)	1.37	0.85	0.85	1.49	138,933	42
12-31-19	1.35	—	11.99	30.96	1.16	0.84	0.84	1.49	175,917	52
12-31-18	1.50	—	10.30	(14.15)	1.15	0.86	0.86	1.30	142,379	76
12-31-17	0.69	—	13.44	11.44	1.15	0.86	0.86	1.44	151,054	57
12-31-16	1.25	—	12.72	24.38	1.15	0.86	0.86	1.28	156,657	68
12-31-15	2.90	—	11.35	(1.54)	1.16	0.86	0.86	1.21	115,279	71
Class S
06-30-20+	—	—	9.62	(18.41)	1.62	1.10	1.10	1.24	72,370	42
12-31-19	1.31	—	11.79	30.67	1.41	1.09	1.09	1.24	93,230	52
12-31-18	1.47	—	10.14	(14.34)	1.40	1.11	1.11	1.02	79,986	76
12-31-17	0.66	—	13.25	11.12	1.40	1.11	1.11	1.20	106,501	57
12-31-16	1.21	—	12.56	24.06	1.40	1.11	1.11	1.03	99,089	68
12-31-15	2.86	—	11.22	(1.74)	1.41	1.11	1.11	0.96	78,646	71
Class S2
06-30-20+	—	—	9.07	(18.44)	1.77	1.25	1.25	1.09	2,742	42
12-31-19	1.29	—	11.12	30.42	1.56	1.24	1.24	1.07	3,271	52
12-31-18	1.45	—	9.62	(14.48)	1.55	1.26	1.26	0.84	2,891	76
12-31-17	0.64	—	12.64	10.96	1.55	1.26	1.26	1.01	4,627	57
12-31-16	1.21	—	12.01	23.92	1.58	1.26	1.26	0.90	4,881	68
12-31-15	2.82	—	10.78	(1.91)	1.66	1.26	1.26	0.85	3,573	71
VY® Baron Growth Portfolio
Class ADV
06-30-20+	—	—	19.36	(0.97)	1.64	1.50	1.50	(0.64)	97,867	0	**
12-31-19	14.04	—	19.55	38.24	1.49	1.49	1.49	(0.40)	105,271	23
12-31-18	3.16	—	24.63	(2.15)	1.49	1.49	1.49	(0.32)	82,126	4
12-31-17	3.56	—	27.88	27.86	1.49	1.49	1.49	(0.38)	88,499	3
12-31-16	3.15	—	24.82	5.06	1.48	1.48	1.48	(0.41)	77,655	4
12-31-15	2.38	—	26.58	(5.27)	1.49	1.49	1.49	(0.54)	90,914	5
Class I
06-30-20+	—	—	23.41	(0.72)	1.14	1.00	1.00	(0.13)	135,871	0	**
12-31-19	14.04	—	23.58	38.97	0.99	0.99	0.99	0.04	147,370	23
12-31-18	3.16	—	27.41	(1.68)	0.99	0.99	0.99	0.17	118,743	4
12-31-17	3.71	—	30.58	28.52	0.99	0.99	0.99	0.11	145,389	3
12-31-16	3.15	—	26.92	5.57	0.98	0.98	0.98	0.12	150,672	4
12-31-15	2.54	—	28.45	(4.75)	0.99	0.99	0.99	(0.04)	193,601	5
Class R6
06-30-20+	—	—	23.43	(0.72)	1.00	1.00	1.00	(0.13)	32,524	0	**
12-31-19	14.04	—	23.60	38.94	0.99	0.99	0.99	0.20	33,764	23
12-31-18	3.16	—	27.43	(1.64)	0.99	0.99	0.99	0.23	15,007	4
12-31-17	3.71	—	30.59	28.51	0.99	0.99	0.99	0.43	11,442	3
05-03-16(5)-12-31-16	3.15	—	26.93	4.10	0.98	0.98	0.98	1.39	879	4
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Baron Growth Portfolio (continued)
Class S
06-30-20+	21.65	(0.04	)•	(0.14)	(0.18)	—	—	—
12-31-19	26.10	(0.03	)•	9.62	9.59	—	13.89	0.15
12-31-18	29.31	(0.02)		(0.03)	(0.05)	—	3.16	—
12-31-17	25.93	(0.04	)•	7.05	7.01	0.23	3.40	—
12-31-16	27.57	(0.05)		1.56	1.51	—	3.15	—
12-31-15	31.39	(0.08)		(1.29)	(1.37)	0.09	2.36	—
Class S2
06-30-20+	19.91	(0.05	)•	(0.13)	(0.18)	—	—	—
12-31-19	24.87	(0.45	)•	9.53	9.08	—	13.89	0.15
12-31-18	28.10	(0.08)		0.01	(0.07)	—	3.16	—
12-31-17	24.92	(0.09	)•	6.78	6.69	0.11	3.40	—
12-31-16	26.65	(0.10	)•	1.52	1.42	—	3.15	—
12-31-15	30.43	(0.13)		(1.24)	(1.37)	0.05	2.36	—
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-20+	16.38	0.04	•	(0.36)	(0.32)	—	—	—
12-31-19	18.94	0.13	•	5.51	5.64	0.29	7.91	—
12-31-18	23.40	0.14	•	(1.97)	(1.83)	0.15	2.48	—
12-31-17	20.66	0.13		4.17	4.30	0.20	1.36	—
12-31-16	21.73	0.15	•	1.55	1.70	0.74	2.03	—
12-31-15	24.00	0.12	•	0.58	0.70	0.18	2.79	—
Class I
06-30-20+	17.67	0.10	•	(0.40)	(0.30)	—	—	—
12-31-19	20.01	0.25	•	5.84	6.09	0.52	7.91	—
12-31-18	24.58	0.26	•	(2.07)	(1.81)	0.28	2.48	—
12-31-17	21.61	0.25	•	4.37	4.62	0.29	1.36	—
12-31-16	22.59	0.27	•	1.62	1.89	0.84	2.03	—
12-31-15	24.82	0.24	•	0.60	0.84	0.28	2.79	—
Class S
06-30-20+	17.18	0.07	•	(0.39)	(0.32)	—	—	—
12-31-19	19.56	0.20	•	5.73	5.93	0.40	7.91	—
12-31-18	24.08	0.20	•	(2.03)	(1.83)	0.21	2.48	—
12-31-17	21.21	0.19	•	4.27	4.46	0.23	1.36	—
12-31-16	22.21	0.21	•	1.59	1.80	0.77	2.03	—
12-31-15	24.45	0.18	•	0.58	0.76	0.21	2.79	—
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-20+	15.06	0.02		(3.26)	(3.24)	—	—	—
12-31-19	14.42	0.05		2.67	2.72	0.01	2.07	—
12-31-18	19.57	0.00	*	(3.06)	(3.06)	0.00 *	2.09	—
12-31-17	18.50	0.00	*•	1.89	1.89	0.03	0.79	—
12-31-16	15.67	0.01		3.55	3.56	0.01	0.72	—
12-31-15	16.23	0.00	*	(0.52)	(0.52)	0.04	—	—
Class I
06-30-20+	15.65	0.04	•	(3.37)	(3.33)	—	—	—
12-31-19	14.94	0.13		2.76	2.89	0.11	2.07	—
12-31-18	20.20	0.10	•	(3.16)	(3.06)	0.11	2.09	—
12-31-17	19.05	0.10	•	1.95	2.05	0.11	0.79	—
12-31-16	16.12	0.10		3.64	3.74	0.09	0.72	—
12-31-15	16.67	0.09		(0.54)	(0.45)	0.10	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio (continued)
Class S
06-30-20+	—	—	21.47	(0.83)	1.39	1.25	1.25	(0.39)	212,286	0	**
12-31-19	14.04	—	21.65	38.52	1.24	1.24	1.24	(0.10)	228,141	23
12-31-18	3.16	—	26.10	(1.89)	1.24	1.24	1.24	(0.08)	451,687	4
12-31-17	3.63	—	29.31	28.20	1.24	1.24	1.24	(0.13)	512,397	3
12-31-16	3.15	—	25.93	5.33	1.23	1.23	1.23	(0.17)	478,020	4
12-31-15	2.45	—	27.57	(5.03)	1.24	1.24	1.24	(0.29)	559,237	5
Class S2
06-30-20+	—	—	19.73	(0.90)	1.54	1.40	1.40	(0.51)	2,395	0	**
12-31-19	14.04	—	19.91	38.37	1.39	1.39	1.39	(1.58)	2,373	23
12-31-18	3.16	—	24.87	(2.05)	1.39	1.39	1.39	(0.25)	1,625	4
12-31-17	3.51	—	28.10	28.02	1.39	1.39	1.39	(0.32)	1,835	3
12-31-16	3.15	—	24.92	5.17	1.42	1.38	1.38	(0.38)	2,609	4
12-31-15	2.41	—	26.65	(5.17)	1.49	1.39	1.39	(0.44)	5,696	5
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-20+	—	—	16.06	(1.95)	1.61	1.23	1.23	0.56	21,662	35
12-31-19	8.20	—	16.38	32.41	1.46	1.23	1.23	0.64	23,961	45
12-31-18	2.63	—	18.94	(9.23)	1.44	1.22	1.21	0.61	21,088	64
12-31-17	1.56	—	23.40	21.32	1.44	1.21	1.20	0.58	29,515	45
12-31-16	2.77	—	20.66	8.12	1.44	1.20	1.19	0.71	25,432	53
12-31-15	2.97	—	21.73	2.75	1.44	1.18	1.17	0.51	22,738	65
Class I
06-30-20+	—	—	17.37	(1.70)	1.11	0.73	0.73	1.23	139,187	35
12-31-19	8.43	—	17.67	33.05	0.96	0.73	0.73	1.14	8,548	45
12-31-18	2.76	—	20.01	(8.77)	0.94	0.72	0.71	1.11	7,982	64
12-31-17	1.65	—	24.58	21.96	0.94	0.71	0.70	1.08	10,099	45
12-31-16	2.87	—	21.61	8.64	0.94	0.70	0.69	1.21	10,629	53
12-31-15	3.07	—	22.59	3.25	0.94	0.68	0.67	1.01	10,628	65
Class S
06-30-20+	—	—	16.86	(1.86)	1.36	0.98	0.98	0.82	17,870	35
12-31-19	8.31	—	17.18	33.06	1.19	0.96	0.96	0.92	18,274	45
12-31-18	2.69	—	19.56	(8.99)	1.19	0.97	0.96	0.86	222,203	64
12-31-17	1.59	—	24.08	21.58	1.19	0.96	0.95	0.83	285,025	45
12-31-16	2.80	—	21.21	8.41	1.19	0.95	0.94	0.96	289,864	53
12-31-15	3.00	—	22.21	2.98	1.19	0.93	0.92	0.76	304,352	65
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-20+	—	—	11.82	(21.51)	1.51	1.42	1.41	0.20	19,102	19
12-31-19	2.08	—	15.06	19.88	1.41	1.38	1.37	0.27	25,615	25
12-31-18	2.09	—	14.42	(17.96)	1.40	1.37	1.36	0.02	27,725	41
12-31-17	0.82	—	19.57	10.65	1.40	1.37	1.36	0.01	37,004	44
12-31-16	0.73	—	18.50	23.41	1.39	1.36	1.34	0.10	36,304	61
12-31-15	0.04	—	15.67	(3.21)	1.39	1.36	1.35	0.00 *	27,978	53
Class I
06-30-20+	—	—	12.32	(21.28)	1.01	0.92	0.91	0.68	25,460	19
12-31-19	2.18	—	15.65	20.42	0.91	0.88	0.87	0.79	36,201	25
12-31-18	2.20	—	14.94	(17.53)	0.90	0.87	0.86	0.53	33,887	41
12-31-17	0.90	—	20.20	11.21	0.90	0.87	0.86	0.50	43,897	44
12-31-16	0.81	—	19.05	24.00	0.89	0.86	0.84	0.59	49,625	61
12-31-15	0.10	—	16.12	(2.74)	0.89	0.86	0.85	0.50	42,845	53

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Columbia Small Cap Value II Portfolio (continued)
Class R6
06-30-20+	15.66	0.05	•	(3.38)	(3.33)	—	—	—
12-31-19	14.94	0.12		2.78	2.90	0.11	2.07	—
12-31-18	20.21	0.09		(3.16)	(3.07)	0.11	2.09	—
12-31-17	19.06	0.13	•	1.92	2.05	0.11	0.79	—
05-03-16(5)-12-31-16	16.28	0.19	•	3.40	3.59	0.09	0.72	—
Class S
06-30-20+	15.58	0.03	•	(3.37)	(3.34)	—	—	—
12-31-19	14.86	0.09		2.76	2.85	0.06	2.07	—
12-31-18	20.10	0.05		(3.15)	(3.10)	0.05	2.09	—
12-31-17	18.96	0.05	•	1.94	1.99	0.06	0.79	—
12-31-16	16.04	0.06		3.63	3.69	0.05	0.72	—
12-31-15	16.58	0.05		(0.54)	(0.49)	0.05	—	—
Class S2
06-30-20+	15.02	0.03		(3.25)	(3.22)	—	—	—
12-31-19	14.40	0.05	•	2.67	2.72	0.03	2.07	—
12-31-18	19.52	0.02		(3.05)	(3.03)	—	2.09	—
12-31-17	18.44	0.01	•	1.90	1.91	0.04	0.79	—
12-31-16	15.62	0.03		3.54	3.57	0.03	0.72	—
12-31-15	16.20	0.02	•	(0.53)	(0.51)	0.07	—	—
VY® Invesco Comstock Portfolio
Class ADV
06-30-20+	17.01	0.14	•	(3.60)	(3.46)	—	—	—
12-31-19	17.39	0.30	•	3.74	4.04	0.41	4.01	—
12-31-18	20.14	0.24	•	(2.77)	(2.53)	0.22	—	—
12-31-17	17.33	0.19		2.80	2.99	0.18	—	—
12-31-16	15.07	0.28		2.35	2.63	0.37	—	—
12-31-15	16.42	0.17	•	(1.18)	(1.01)	0.34	—	—
Class I
06-30-20+	17.19	0.18	•	(3.65)	(3.47)	—	—	—
12-31-19	17.52	0.40	•	3.78	4.18	0.50	4.01	—
12-31-18	20.32	0.33		(2.80)	(2.47)	0.33	—	—
12-31-17	17.47	0.28	•	2.85	3.13	0.28	—	—
12-31-16	15.18	0.34	•	2.41	2.75	0.46	—	—
12-31-15	16.55	0.26	•	(1.20)	(0.94)	0.43	—	—
Class S
06-30-20+	17.18	0.16	•	(3.64)	(3.48)	—	—	—
12-31-19	17.51	0.36	•	3.77	4.13	0.45	4.01	—
12-31-18	20.30	0.29	•	(2.81)	(2.52)	0.27	—	—
12-31-17	17.45	0.23	•	2.85	3.08	0.23	—	—
12-31-16	15.17	0.30	•	2.39	2.69	0.41	—	—
12-31-15	16.53	0.22	•	(1.20)	(0.98)	0.38	—	—
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-20+	43.36	0.31	•	(4.38)	(4.07)	—	—	—
12-31-19	38.95	0.62	•	6.82	7.44	0.68	2.35	—
12-31-18	46.81	0.64	•	(4.95)	(4.31)	0.66	2.89	—
12-31-17	44.06	0.65		3.84	4.49	0.61	1.13	—
12-31-16	40.80	0.53		5.28	5.81	0.68	1.87	—
12-31-15	46.25	0.46		(1.47)	(1.01)	0.79	3.65	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value II Portfolio (continued)
Class R6
06-30-20+	—	—	12.33	(21.26)	0.91	0.88	0.87	0.72	4,573	19
12-31-19	2.18	—	15.66	20.48	0.91	0.88	0.87	0.81	6,701	25
12-31-18	2.20	—	14.94	(17.57)	0.90	0.87	0.86	0.56	5,349	41
12-31-17	0.90	—	20.21	11.20	0.90	0.87	0.86	0.69	4,389	44
05-03-16(5)-12-31-16	0.81	—	19.06	22.85	0.89	0.86	0.84	1.57	402	61
Class S
06-30-20+	—	—	12.24	(21.44)	1.26	1.17	1.16	0.44	65,042	19
12-31-19	2.13	—	15.58	20.21	1.16	1.13	1.12	0.53	89,702	25
12-31-18	2.14	—	14.86	(17.76)	1.15	1.12	1.11	0.26	89,274	41
12-31-17	0.85	—	20.10	10.92	1.15	1.12	1.11	0.25	124,984	44
12-31-16	0.77	—	18.96	23.70	1.14	1.11	1.09	0.33	145,816	61
12-31-15	0.05	—	16.04	(2.95)	1.14	1.11	1.10	0.24	135,313	53
Class S2
06-30-20+	—	—	11.80	(21.44)	1.41	1.32	1.31	0.29	1,159	19
12-31-19	2.10	—	15.02	19.95	1.31	1.28	1.27	0.34	1,671	25
12-31-18	2.09	—	14.40	(17.87)	1.30	1.27	1.26	0.11	2,431	41
12-31-17	0.83	—	19.52	10.77	1.30	1.27	1.26	0.06	3,431	44
12-31-16	0.75	—	18.44	23.57	1.32	1.26	1.24	0.18	5,849	61
12-31-15	0.07	—	15.62	(3.19)	1.39	1.26	1.25	0.12	4,834	53
VY® Invesco Comstock Portfolio
Class ADV
06-30-20+	—	—	13.55	(20.34)	1.34	1.27	1.27	1.99	23,929	50
12-31-19	4.42	—	17.01	24.86	1.25	1.23	1.23	1.60	31,202	25
12-31-18	0.22	—	17.39	(12.56)	1.25	1.23	1.23	1.16	28,006	29
12-31-17	0.18	—	20.14	17.31	1.25	1.23	1.23	1.00	36,178	14
12-31-16	0.37	—	17.33	17.51	1.25	1.23	1.23	1.66	34,490	18
12-31-15	0.34	—	15.07	(6.19)	1.24	1.22	1.22	1.08	34,395	24
Class I
06-30-20+	—	—	13.72	(20.19)	0.84	0.77	0.77	2.48	110,446	50
12-31-19	4.51	—	17.19	25.51	0.75	0.73	0.73	2.09	203,510	25
12-31-18	0.33	—	17.52	(12.16)	0.75	0.73	0.73	1.72	219,086	29
12-31-17	0.28	—	20.32	17.95	0.75	0.73	0.73	1.50	188,040	14
12-31-16	0.46	—	17.47	18.13	0.75	0.73	0.73	2.16	194,504	18
12-31-15	0.43	—	15.18	(5.76)	0.74	0.72	0.72	1.62	198,367	24
Class S
06-30-20+	—	—	13.70	(20.26)	1.09	1.02	1.02	2.24	56,053	50
12-31-19	4.46	—	17.18	25.24	1.00	0.98	0.98	1.88	73,675	25
12-31-18	0.27	—	17.51	(12.39)	1.00	0.98	0.98	1.41	215,609	29
12-31-17	0.23	—	20.30	17.68	1.00	0.98	0.98	1.25	274,498	14
12-31-16	0.41	—	17.45	17.79	1.00	0.98	0.98	1.91	291,208	18
12-31-15	0.38	—	15.17	(5.97)	0.99	0.97	0.97	1.33	302,784	24
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-20+	—	—	39.29	(9.39)	1.21	1.14	1.14	1.58	38,084	57
12-31-19	3.03	—	43.36	19.50	1.17	1.14	1.14	1.47	44,825	143
12-31-18	3.55	—	38.95	(9.90)	1.17	1.14	1.14	1.40	43,200	161
12-31-17	1.74	—	46.81	10.32	1.17	1.14	1.14	1.43	54,583	134
12-31-16	2.55	—	44.06	14.69	1.17	1.14	1.14	1.24	49,628	134
12-31-15	4.44	—	40.80	(2.55)	1.16	1.14	1.14	1.04	49,572	140

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Invesco Equity and Income Portfolio (continued)
Class I
06-30-20+	44.08	0.42	•	(4.46)	(4.04)	—	—	—
12-31-19	39.54	0.85	•	6.94	7.79	0.90	2.35	—
12-31-18	47.51	0.88	•	(5.06)	(4.18)	0.90	2.89	—
12-31-17	44.86	0.89	•	3.93	4.82	1.04	1.13	—
12-31-16	41.47	0.74	•	5.41	6.15	0.89	1.87	—
12-31-15	46.93	0.70	•	(1.50)	(0.80)	1.01	3.65	—
Class S
06-30-20+	43.79	0.36	•	(4.43)	(4.07)	—	—	—
12-31-19	39.30	0.74	•	6.88	7.62	0.78	2.35	—
12-31-18	47.22	0.76	•	(5.01)	(4.25)	0.78	2.89	—
12-31-17	44.48	0.77	•	3.89	4.66	0.79	1.13	—
12-31-16	41.14	0.62	•	5.37	5.99	0.78	1.87	—
12-31-15	46.59	0.58	•	(1.49)	(0.91)	0.89	3.65	—
Class S2
06-30-20+	43.13	0.33	•	(4.35)	(4.02)	—	—	—
12-31-19	38.75	0.67	•	6.78	7.45	0.72	2.35	—
12-31-18	46.59	0.69	•	(4.93)	(4.24)	0.71	2.89	—
12-31-17	43.85	0.70	•	3.83	4.53	0.66	1.13	—
12-31-16	40.60	0.56	•	5.28	5.84	0.72	1.87	—
12-31-15	46.03	0.51	•	(1.46)	(0.95)	0.83	3.65	—
VY® Invesco Oppenheimer Global Portfolio
Class ADV
06-30-20+	18.41	(0.03	)•	(0.31)	(0.34)	—	—	—
12-31-19	17.06	0.04		4.89	4.93	—	3.58	—
12-31-18	21.42	0.04		(2.66)	(2.62)	0.25	1.49	—
12-31-17	15.90	0.04		5.64	5.68	0.13	0.03	—
12-31-16	17.30	0.09	•	(0.17)	(0.08)	0.12	1.20	—
12-31-15	18.21	0.08		0.69	0.77	0.19	1.49	—
Class I
06-30-20+	19.46	0.04		(0.36)	(0.32)	—	—	—
12-31-19	17.86	0.15		5.13	5.28	0.10	3.58	—
12-31-18	22.33	0.16	•	(2.80)	(2.64)	0.34	1.49	—
12-31-17	16.56	0.15		5.87	6.02	0.22	0.03	—
12-31-16	17.97	0.20		(0.20)	0.00 *	0.21	1.20	—
12-31-15	18.84	0.20	•	0.71	0.91	0.29	1.49	—
Class S
06-30-20+	18.56	(0.00	)*•	(0.33)	(0.33)	—	—	—
12-31-19	17.17	0.10		4.91	5.01	0.04	3.58	—
12-31-18	21.53	0.10	•	(2.68)	(2.58)	0.29	1.49	—
12-31-17	15.98	0.08		5.67	5.75	0.17	0.03	—
12-31-16	17.38	0.13	•	(0.17)	(0.04)	0.16	1.20	—
12-31-15	18.28	0.15	•	0.68	0.83	0.24	1.49	—
Class S2
06-30-20+	17.89	(0.02	)•	(0.30)	(0.32)	—	—	—
12-31-19	16.67	0.06		4.77	4.83	0.03	3.58	—
12-31-18	20.97	0.06	•	(2.60)	(2.54)	0.27	1.49	—
12-31-17	15.58	0.05		5.53	5.58	0.16	0.03	—
12-31-16	16.97	0.10	•	(0.17)	(0.07)	0.12	1.20	—
12-31-15	17.88	0.11	•	0.69	0.80	0.22	1.49	—

						Ratios to average net assets				Supplemental data
		Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio (continued)
Class I
06-30-20	+	—	—	40.04	(9.17)	0.71	0.64	0.64	2.08	415,751	57
12-31-19		3.25	—	44.08	20.10	0.67	0.64	0.64	1.97	484,839	143
12-31-18		3.79	—	39.54	(9.46)	0.67	0.64	0.64	1.90	468,289	161
12-31-17		2.17	—	47.51	10.90	0.67	0.64	0.64	1.92	594,834	134
12-31-16		2.76	—	44.86	15.28	0.67	0.64	0.64	1.74	594,456	134
12-31-15		4.66	—	41.47	(2.06)	0.66	0.64	0.64	1.53	600,309	140
Class S
06-30-20	+	—	—	39.72	(9.29)	0.96	0.89	0.89	1.83	397,377	57
12-31-19		3.13	—	43.79	19.80	0.92	0.89	0.89	1.72	473,465	143
12-31-18		3.67	—	39.30	(9.67)	0.92	0.89	0.89	1.65	463,989	161
12-31-17		1.92	—	47.22	10.62	0.92	0.89	0.89	1.67	606,503	134
12-31-16		2.65	—	44.48	15.00	0.92	0.89	0.89	1.49	682,465	134
12-31-15		4.54	—	41.14	(2.31)	0.91	0.89	0.89	1.28	720,086	140
Class S2
06-30-20	+	—	—	39.11	(9.32)	1.11	1.02	1.02	1.70	276,499	57
12-31-19		3.07	—	43.13	19.63	1.07	1.02	1.02	1.59	328,815	143
12-31-18		3.60	—	38.75	(9.79)	1.07	1.02	1.02	1.52	321,618	161
12-31-17		1.79	—	46.59	10.48	1.07	1.02	1.02	1.54	420,527	134
12-31-16		2.59	—	43.85	14.84	1.10	1.02	1.02	1.36	446,998	134
12-31-15		4.48	—	40.60	(2.44)	1.16	1.02	1.02	1.15	443,119	140
VY® Invesco Oppenheimer Global Portfolio
Class ADV
06-30-20	+	—	—	18.07	(1.85)	1.35	1.30	1.30	(0.30)	108,278	6
12-31-19		3.58	—	18.41	31.10	1.25	1.25	1.25	0.26	123,467	8
12-31-18		1.74	—	17.06	(13.62)	1.25	1.25	1.25	0.22	101,759	17
12-31-17		0.16	—	21.42	35.82	1.25	1.25	1.25	0.17	120,344	9
12-31-16		1.32	—	15.90	(0.29)	1.25	1.25	1.25	0.58	90,660	6
12-31-15		1.68	—	17.30	3.56	1.25	1.25	1.25	0.51	110,372	12
Class I
06-30-20	+	—	—	19.14	(1.64)	0.85	0.80	0.80	0.21	1,108,565	6
12-31-19		3.68	—	19.46	31.80	0.75	0.75	0.75	0.76	1,225,197	8
12-31-18		1.83	—	17.86	(13.19)	0.75	0.75	0.75	0.72	1,061,448	17
12-31-17		0.25	—	22.33	36.49	0.75	0.75	0.75	0.68	1,384,452	9
12-31-16		1.41	—	16.56	0.22	0.75	0.75	0.75	1.07	1,091,478	6
12-31-15		1.78	—	17.97	4.13	0.75	0.75	0.75	1.04	1,254,238	12
Class S
06-30-20	+	—	—	18.23	(1.78)	1.10	1.05	1.05	(0.05)	160,693	6
12-31-19		3.62	—	18.56	31.44	1.00	1.00	1.00	0.52	181,045	8
12-31-18		1.78	—	17.17	(13.39)	1.00	1.00	1.00	0.49	167,520	17
12-31-17		0.20	—	21.53	36.13	1.00	1.00	1.00	0.41	238,436	9
12-31-16		1.36	—	15.98	(0.04)	1.00	1.00	1.00	0.82	174,417	6
12-31-15		1.73	—	17.38	3.84	1.00	1.00	1.00	0.77	231,621	12
Class S2
06-30-20	+	—	—	17.57	(1.79)	1.25	1.20	1.20	(0.20)	3,237	6
12-31-19		3.61	—	17.89	31.26	1.15	1.15	1.15	0.37	4,611	8
12-31-18		1.76	—	16.67	(13.56)	1.15	1.15	1.15	0.30	3,963	17
12-31-17		0.19	—	20.97	35.92	1.15	1.15	1.15	0.27	4,030	9
12-31-16		1.32	—	15.58	(0.20)	1.18	1.15	1.15	0.66	3,415	6
12-31-15		1.71	—	16.97	3.74	1.25	1.15	1.15	0.61	4,371	12
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-20+	17.15	0.07	•	(3.45)	(3.38)	—	—	—
12-31-19	15.74	0.12		3.74	3.86	0.12	2.33	—
12-31-18	19.78	0.15		(2.35)	(2.20)	0.16	1.68	—
12-31-17	19.31	0.07		2.41	2.48	0.07	1.94	—
12-31-16	18.66	0.08		2.50	2.58	0.08	1.85	—
12-31-15	22.47	0.06		(0.63)	(0.57)	0.08	3.16	—
Class I
06-30-20+	17.72	0.11	•	(3.57)	(3.46)	—	—	—
12-31-19	16.18	0.22		3.86	4.08	0.21	2.33	—
12-31-18	20.30	0.25	•	(2.43)	(2.18)	0.26	1.68	—
12-31-17	19.75	0.18	•	2.48	2.66	0.17	1.94	—
12-31-16	19.04	0.18		2.56	2.74	0.18	1.85	—
12-31-15	22.85	0.17		(0.64)	(0.47)	0.18	3.16	—
Class S
06-30-20+	17.51	0.08	•	(3.52)	(3.44)	—	—	—
12-31-19	16.01	0.17		3.82	3.99	0.16	2.33	—
12-31-18	20.10	0.20	•	(2.40)	(2.20)	0.21	1.68	—
12-31-17	19.58	0.12	•	2.46	2.58	0.12	1.94	—
12-31-16	18.89	0.13		2.54	2.67	0.13	1.85	—
12-31-15	22.70	0.12		(0.65)	(0.53)	0.12	3.16	—
Class S2
06-30-20+	17.10	0.08	•	(3.44)	(3.36)	—	—	—
12-31-19	15.69	0.14	•	3.73	3.87	0.13	2.33	—
12-31-18	19.72	0.16	•	(2.33)	(2.17)	0.18	1.68	—
12-31-17	19.25	0.09	•	2.41	2.50	0.09	1.94	—
12-31-16	18.60	0.10		2.50	2.60	0.10	1.85	—
12-31-15	22.40	0.08	•	(0.63)	(0.55)	0.09	3.16	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-20+	11.00	(0.01	)•	0.24	0.23	—	—	—
12-31-19	9.08	(0.03)		3.26	3.23	0.03	1.28	—
12-31-18	10.50	(0.02)		(0.24)	(0.26)	—	1.16	—
12-31-17	9.19	(0.03)		2.17	2.14	0.03	0.80	—
12-31-16	9.83	(0.01	)•	0.68	0.67	0.00 *	1.31	—
12-31-15	11.43	(0.04)		0.31	0.27	—	1.87	—
Class I
06-30-20+	12.50	0.01	•	0.28	0.29	—	—	—
12-31-19	10.14	0.03		3.65	3.68	0.04	1.28	—
12-31-18	11.56	0.04		(0.28)	(0.24)	0.02	1.16	—
12-31-17	10.03	0.02		2.38	2.40	0.07	0.80	—
12-31-16	10.60	0.04		0.73	0.77	0.03	1.31	—
12-31-15	12.13	0.02		0.32	0.34	—	1.87	—
Class R6
06-30-20+	12.51	0.01	•	0.28	0.29	—	—	—
12-31-19	10.14	0.02		3.67	3.69	0.04	1.28	—
12-31-18	11.56	0.03		(0.27)	(0.24)	0.02	1.16	—
12-31-17	10.03	0.02	•	2.38	2.40	0.07	0.80	—
05-03-16(5)- 12-31-16	10.58	0.03	•	0.76	0.79	0.03	1.31	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-20+	—	—	13.77	(19.71)	1.51	1.38	1.38	1.01	69,315	11
12-31-19	2.45	—	17.15	25.81	1.39	1.39	1.39	0.71	89,967	9
12-31-18	1.84	—	15.74	(12.37)	1.38	1.38	1.38	0.79	80,243	12
12-31-17	2.01	—	19.78	13.41	1.37	1.37	1.37	0.37	99,801	10
12-31-16	1.93	—	19.31	14.42	1.37	1.37	1.37	0.42	98,003	19
12-31-15	3.24	—	18.66	(3.27)	1.36	1.36	1.36	0.31	90,818	14
Class I
06-30-20+	—	—	14.26	(19.53)	1.01	0.88	0.88	1.43	109,061	11
12-31-19	2.54	—	17.72	26.46	0.89	0.89	0.89	1.21	150,535	9
12-31-18	1.94	—	16.18	(11.96)	0.88	0.88	0.88	1.28	144,880	12
12-31-17	2.11	—	20.30	14.04	0.87	0.87	0.87	0.87	210,989	10
12-31-16	2.03	—	19.75	14.94	0.87	0.87	0.87	0.92	215,892	19
12-31-15	3.34	—	19.04	(2.77)	0.86	0.86	0.86	0.80	227,935	14
Class S
06-30-20+	—	—	14.07	(19.65)	1.26	1.13	1.13	1.11	150,583	11
12-31-19	2.49	—	17.51	26.21	1.14	1.14	1.14	0.96	200,304	9
12-31-18	1.89	—	16.01	(12.19)	1.13	1.13	1.13	1.03	187,165	12
12-31-17	2.06	—	20.10	13.72	1.12	1.12	1.12	0.61	256,845	10
12-31-16	1.98	—	19.58	14.69	1.12	1.12	1.12	0.67	291,725	19
12-31-15	3.28	—	18.89	(3.04)	1.11	1.11	1.11	0.55	298,607	14
Class S2
06-30-20+	—	—	13.74	(19.65)	1.41	1.28	1.28	1.14	1,346	11
12-31-19	2.46	—	17.10	25.96	1.29	1.29	1.29	0.81	1,782	9
12-31-18	1.86	—	15.69	(12.30)	1.28	1.28	1.28	0.86	2,116	12
12-31-17	2.03	—	19.72	13.52	1.27	1.27	1.27	0.45	3,382	10
12-31-16	1.95	—	19.25	14.56	1.30	1.27	1.27	0.52	3,810	19
12-31-15	3.25	—	18.60	(3.20)	1.36	1.26	1.26	0.40	3,906	14
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-20+	—	—	11.23	2.09	1.37	1.30	1.30	(0.20)	51,639	19
12-31-19	1.31	—	11.00	36.56	1.27	1.27	1.27	(0.28)	90,526	16
12-31-18	1.16	—	9.08	(3.77)	1.27	1.27	1.27	(0.14)	61,179	19
12-31-17	0.83	—	10.50	24.12	1.27	1.27	1.27	(0.32)	62,022	28
12-31-16	1.31	—	9.19	6.93	1.27	1.27	1.27	(0.15)	49,418	26
12-31-15	1.87	—	9.83	1.51	1.27	1.27	1.27	(0.34)	27,217	26
Class I
06-30-20+	—	—	12.79	2.32	0.87	0.80	0.80	0.22	1,041,559	19
12-31-19	1.32	—	12.50	37.20	0.77	0.77	0.77	0.21	985,213	16
12-31-18	1.18	—	10.14	(3.23)	0.77	0.77	0.77	0.36	763,686	19
12-31-17	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	879,678	28
12-31-16	1.34	—	10.03	7.41	0.77	0.77	0.77	0.34	737,054	26
12-31-15	1.87	—	10.60	2.02	0.77	0.77	0.77	0.17	766,591	26
Class R6
06-30-20+	—	—	12.80	2.32	0.77	0.77	0.77	0.23	36,001	19
12-31-19	1.32	—	12.51	37.31	0.77	0.77	0.77	0.24	30,761	16
12-31-18	1.18	—	10.14	(3.24)	0.77	0.77	0.77	0.38	15,642	19
12-31-17	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	9,313	28
05-03-16(5)- 12-31-16	1.34	—	10.03	7.62	0.77	0.77	0.77	0.53	1,084	26

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class S
06-30-20+	11.93	(0.00	)*	0.26	0.26	—	—	—
12-31-19	9.74	(0.00	)*	3.50	3.50	0.03	1.28	—
12-31-18	11.15	0.02		(0.27)	(0.25)	—	1.16	—
12-31-17	9.71	(0.01	)•	2.30	2.29	0.05	0.80	—
12-31-16	10.30	0.01	•	0.72	0.73	0.01	1.31	—
12-31-15	11.87	(0.01)		0.31	0.30	—	1.87	—
Class S2
06-30-20+	11.08	(0.01)		0.25	0.24	—	—	—
12-31-19	9.13	(0.02)		3.28	3.26	0.03	1.28	—
12-31-18	10.54	(0.01)		(0.24)	(0.25)	—	1.16	—
12-31-17	9.22	(0.02)		2.18	2.16	0.04	0.80	—
12-31-16	9.85	(0.01)		0.69	0.68	—	1.31	—
12-31-15	11.44	(0.02)		0.30	0.28	—	1.87	—
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-20+	71.90	(0.23	)•	6.25	6.02	—	—	—
12-31-19	70.96	(0.31)		20.51	20.20	—	19.26	—
12-31-18	86.22	(0.20	)•	0.81	0.61	—	15.87	—
12-31-17	72.53	(0.23)		23.41	23.18	—	9.49	—
12-31-16	81.69	(0.25)		0.93	0.68	—	9.84	—
12-31-15	86.54	(0.46	)•	9.58	9.12	—	13.97	—
Class I
06-30-20+	81.43	(0.06	)•	7.10	7.04	—	—	—
12-31-19	78.04	0.07		22.75	22.82	0.17	19.26	—
12-31-18	93.19	0.24		0.71	0.95	0.23	15.87	—
12-31-17	77.44	0.19		25.10	25.29	0.05	9.49	—
12-31-16	86.14	0.13		1.01	1.14	—	9.84	—
12-31-15	90.15	(0.03)		9.99	9.96	—	13.97	—
Class S
06-30-20+	76.79	(0.15	)•	6.69	6.54	—	—	—
12-31-19	74.54	(0.15	)•	21.66	21.51	—	19.26	—
12-31-18	89.69	0.00	*	0.76	0.76	0.04	15.87	—
12-31-17	74.96	(0.03)		24.25	24.22	—	9.49	—
12-31-16	83.90	(0.08)		0.98	0.90	—	9.84	—
12-31-15	88.33	(0.25	)•	9.79	9.54	—	13.97	—
Class S2
06-30-20+	73.47	(0.19	)•	6.39	6.20	—	—	—
12-31-19	72.10	(0.27	)•	20.90	20.63	—	19.26	—
12-31-18	87.30	(0.12	)•	0.79	0.67	—	15.87	—
12-31-17	73.27	(0.16	)•	23.68	23.52	—	9.49	—
12-31-16	82.35	(0.17	)•	0.93	0.76	—	9.84	—
12-31-15	87.05	(0.38	)•	9.65	9.27	—	13.97	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class S
06-30-20+	—	—	12.19	2.18	1.12	1.05	1.05	(0.01)	40,344	19
12-31-19	1.31	—	11.93	36.88	1.02	1.02	1.02	(0.04)	47,101	16
12-31-18	1.16	—	9.74	(3.44)	1.02	1.02	1.02	0.11	42,403	19
12-31-17	0.85	—	11.15	24.46	1.02	1.02	1.02	(0.07)	55,222	28
12-31-16	1.32	—	9.71	7.19	1.02	1.02	1.02	0.12	56,578	26
12-31-15	1.87	—	10.30	1.72	1.02	1.02	1.02	(0.08)	30,614	26
Class S2
06-30-20+	—	—	11.32	2.17	1.27	1.20	1.20	(0.17)	5,277	19
12-31-19	1.31	—	11.08	36.69	1.17	1.17	1.17	(0.18)	5,586	16
12-31-18	1.16	—	9.13	(3.65)	1.17	1.17	1.17	(0.03)	4,094	19
12-31-17	0.84	—	10.54	24.28	1.17	1.17	1.17	(0.21)	4,103	28
12-31-16	1.31	—	9.22	6.99	1.20	1.17	1.17	(0.06)	4,451	26
12-31-15	1.87	—	9.85	1.60	1.27	1.17	1.17	(0.23)	4,095	26
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-20+	—	—	77.92	8.37	1.31	1.23	1.23	(0.64)	308,274	26
12-31-19	19.26	—	71.90	30.15	1.23	1.21	1.21	(0.43)	302,258	26
12-31-18	15.87	—	70.96	(1.57)	1.23	1.21	1.21	(0.24)	239,404	47
12-31-17	9.49	—	86.22	32.91	1.24	1.23	1.23	(0.29)	248,624	51
12-31-16	9.84	—	72.53	1.01	1.24	1.23	1.23	(0.34)	192,546	40
12-31-15	13.97	—	81.69	10.25	1.24	1.23	1.23	(0.54)	202,307	42
Class I
06-30-20+	—	—	88.47	8.65	0.81	0.73	0.73	(0.14)	1,306,958	26
12-31-19	19.43	—	81.43	30.83	0.73	0.71	0.71	0.07	1,290,657	26
12-31-18	16.10	—	78.04	(1.09)	0.73	0.71	0.71	0.27	1,092,998	47
12-31-17	9.54	—	93.19	33.58	0.74	0.73	0.73	0.21	1,101,965	51
12-31-16	9.84	—	77.44	1.51	0.74	0.73	0.73	0.16	989,826	40
12-31-15	13.97	—	86.14	10.81	0.74	0.73	0.73	(0.04)	1,124,421	42
Class S
06-30-20+	—	—	83.33	8.52	1.06	0.98	0.98	(0.39)	69,260	26
12-31-19	19.26	—	76.79	30.47	0.98	0.96	0.96	(0.18)	65,359	26
12-31-18	15.91	—	74.54	(1.33)	0.98	0.96	0.96	0.01	329,427	47
12-31-17	9.49	—	89.69	33.25	0.99	0.98	0.98	(0.04)	379,473	51
12-31-16	9.84	—	74.96	1.26	0.99	0.98	0.98	(0.10)	336,810	40
12-31-15	13.97	—	83.90	10.54	0.99	0.98	0.98	(0.29)	427,186	42
Class S2
06-30-20+	—	—	79.67	8.44	1.21	1.13	1.13	(0.54)	9,746	26
12-31-19	19.26	—	73.47	30.27	1.13	1.11	1.11	(0.33)	9,074	26
12-31-18	15.87	—	72.10	(1.47)	1.13	1.11	1.11	(0.14)	8,564	47
12-31-17	9.49	—	87.30	33.06	1.14	1.13	1.13	(0.19)	9,014	51
12-31-16	9.84	—	73.27	1.10	1.17	1.13	1.13	(0.23)	8,597	40
12-31-15	13.97	—	82.35	10.38	1.24	1.13	1.13	(0.44)	5,361	42

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  Commencement of operations.

(a)  Excluding amounts from foreign withholding tax claims received in the year ended December 31, 2017, total return for Voya International High Dividend Low Volatility Portfolio would have been 21.38%, 21.98%, 21.63%, and 21.53% for Classes ADV, I, S, and S2, respectively.

(b)  Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya International High Dividend Low Volatility Portfolio would have been (4.09)%, (3.60)%, (3.83)% and (3.99)% for Classes ADV, I, S and S2, respectively.

+  Unaudited.

•  Calculated using average number of shares outstanding throughout the year or period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

**  Amount is less than 0.5%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-nine active separate investment series. The twelve series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"), Voya International High Dividend Low Volatility Portfolio ("International High Dividend Low Volatility"), VY® American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY® Baron Growth Portfolio ("Baron Growth"), VY® Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY® Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY® Invesco Comstock Portfolio ("Invesco Comstock"), VY® Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY® Invesco Oppenheimer Global Portfolio ("Invesco Oppenheimer Global"), VY® JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth") and VY® T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus.

The classes of shares included in this report are: Adviser ("Class ADV"), Initial ("Class I"), Class R6, Service ("Class S") and Service 2 ("Class S2"); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios' Board of Directors ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the sub-advisers' or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included within the Summary Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Summary Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2020, the maximum amount of loss that Global Bond, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $1,007,934, $102,254 and $519,558, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2020. To reduce the amount of potential loss to Global Bond, the Portfolio had received $740,000 in cash collateral for open OTC transactions at June 30, 2020. There was no cash collateral received by any other Portfolio at June 30, 2020.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and/or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2020, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of $1,514,755, $5,444 and $187,440, respectively, on open forward foreign currency contracts, OTC written options and OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2020, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2020, Global Bond had pledged $310,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2020.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the period ended June 30, 2020, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond*	$123,453,612	$48,445,031
American Century Small-Mid Cap Value**	918,922	17,281,105
Invesco Comstock**	4,564,751	15,676,919
Invesco Equity and Income**	4,059,730	55,047,352

*  For the period ended June 30, 2020, the Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2020.

**  For the period ended June 30, 2020, the Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2020.

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2020, Global Bond had an average notional value of $55,466,695 and $26,013,212 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at June 30, 2020.

J.  Securities Lending. Each Portfolio may temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S.

government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements ("MSFTA") with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2020, there was no cash collateral pledged to or received by any Portfolio.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2020, Global Bond had written interest rate swaptions with an average notional value of $35,304,000 to generate income. Please refer to the tables following the Portfolio of Investments for open written interest swaptions at June 30, 2020.

During the period ended June 30, 2020, Global Bond had purchased forward premium swaptions with an average notional value of $11,869,000 to manage duration and yield curve exposures. There were no open forward premium swaptions at June 30, 2020.

During the period ended June 30, 2020, Global Bond had purchased and written foreign currency options with an average notional value of $7,963,315 and $5,450,584, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2020.

During the period ended June 30, 2020, Global Bond had purchased options on exchange-traded funds with an average notional value of $3,876,428 to gain exposure to certain market sectors. Please refer to the tables following the Portfolio of Investments for open purchased options on exchange-traded funds at June 30, 2020.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2020, Global Bond had written credit default swaptions with an average notional value of $3,670,000 to generate income. There were no open credit default swaptions at June 30, 2020.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2020, Global Bond had purchased and sold credit protection with an average notional value of $10,577,617 and $3,305,610, respectively, on various credit default swap indices to hedge or to gain additional exposure to the credit risk associated with certain sectors of the markets. There were no open credit default swaps to buy or sell protection at June 30, 2020.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2020, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $23,660,418.

For the period ended June 30, 2020, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $85,991,021.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2020.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2020, Global Bond had pledged $1,481,000 in cash collateral for open centrally cleared swaps.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio's use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2020, Global Bond entered into receiver total return swaps on sovereign bonds with an average notional amount of $17,636,541. Please refer to the Portfolio of Investments for open total return swaps at June 30, 2020.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the period ended June 30, 2020, Global Bond had an average notional amount of $60,000 on foreign currency volatility swaps (receiver). There were no open volatility swaps at June 30, 2020.

P.  Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity- linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at June 30, 2020.

Q.  Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. Please refer to the Portfolio of Investments for structured notes held by Global Bond and Invesco Equity and Income at June 30, 2020.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

R.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Global Bond	$27,389,704	$26,003,679
International High Dividend Low Volatility	152,609,071	174,651,050
American Century Small-Mid Cap Value	131,182,834	143,309,547
Baron Growth	1,965,574	27,279,957
Columbia Contrarian Core	150,699,058	30,750,950
Columbia Small Cap Value II	23,690,569	34,297,923
Invesco Comstock	122,298,940	158,515,687
Invesco Equity and Income	213,466,071	170,314,794
Invesco Oppenheimer Global	80,202,000	181,678,652
JPMorgan Mid Cap Value	39,382,188	66,402,233
T. Rowe Price Diversified Mid Cap Growth	210,330,378	218,294,256
T. Rowe Price Growth Equity	420,705,200	530,893,998

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$124,791,064	$132,330,772
Invesco Equity and Income	424,899,597	536,587,846

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value	1.10% on the first $250 million;
1.05% on the next $250 million;
1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85% on all assets
Invesco Comstock	0.70% on all assets
Invesco Equity and Income(1)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
Invesco Oppenheimer Global	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% on assets over $8 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth	0.74% on all assets
T. Rowe Price Growth Equity	0.70% on all assets

(1)  The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Invesco Equity and Income. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser is contractually obligated to waive 0.003%, 0.165%, 0.023%, 0.027%, 0.017%, and 0.019% of the management fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, and T. Rowe Price Growth Equity, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock, Invesco Equity and Income & Invesco Oppenheimer Global	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the "Plan"), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. Termination or modification of this obligation requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Comstock	5.17%
	Invesco Oppenheimer Global	6.61
	T. Rowe Price Diversified Mid Cap Growth	11.02
Security Life of Denver Insurance Company	Global Bond	7.24
	Columbia Small Cap Value II	5.61
Voya Institutional Trust Company	Global Bond	23.39
	International High Dividend Low Volatility	5.97
	American Century Small-Mid Cap Value	52.67
	Baron Growth	31.26
	Columbia Contrarian Core	12.54
	Columbia Small Cap Value II	18.40
	Invesco Comstock	12.80
	Invesco Oppenheimer Global	14.33
	JPMorgan Mid Cap Value	28.35
	T. Rowe Price Diversified Mid Cap Growth	13.17
	T. Rowe Price Growth Equity	29.86
Voya Retirement Insurance and Annuity Company	Global Bond	62.96
	International High Dividend Low Volatility	24.83
	American Century Small-Mid Cap Value	45.21
	Baron Growth	62.76
	Columbia Contrarian Core	12.44
	Columbia Small Cap Value II	26.32
	Invesco Comstock	33.48
	Invesco Equity and Income	35.76
	Invesco Oppenheimer Global	67.96
	JPMorgan Mid Cap Value	42.31
	T. Rowe Price Diversified Mid Cap Growth	64.29
	T. Rowe Price Growth Equity	57.63
Voya Solution 2035 Portfolio	Columbia Contrarian Core	21.67
Voya Solution 2045 Portfolio	Columbia Contrarian Core	23.37
	Invesco Comstock	9.47
Voya Solution 2055 Portfolio	Columbia Contrarian Core	8.75
Voya Solution Moderately Aggressive Portfolio	Columbia Contrarian Core	14.40
	Invesco Comstock	9.50

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Effective January 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Bond	$115,914
International High Dividend Low Volatility	145,641
American Century Small-Mid Cap Value	307,191
Baron Growth	304,417
Columbia Contrarian Core	61,148
Columbia Small Cap Value II	61,053
Invesco Comstock	73,375
Invesco Equity and Income	274,212
Invesco Oppenheimer Global	749,145
JPMorgan Mid Cap Value	207,228
T. Rowe Price Diversified Mid Cap Growth	495,250
T. Rowe Price Growth Equity	651,148

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.52%	1.02%	N/A	1.27%	1.42%
Baron Growth(1)	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core(2)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II(3)	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock(4)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
Invesco Oppenheimer Global	1.30%	0.80%	N/A	1.05%	1.20%
JPMorgan Mid Cap Value(5)	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

(1)  Prior to January 1, 2020, the expense limits were 1.55%, 1.05%, 1.05%, 1.30%, and 1.45% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively.

(2)  Pursuant to a side letter agreement, through May 1, 2021, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)  Prior to January 1, 2020, the expense limits were 1.65%, 1.15%, 1.15%, 1.40%, and 1.55% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively.

(4)  Pursuant to a side letter agreement, through May 1, 2021, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.29%, 0.79%, 0.79%, 1.04% and 1.19% for Class ADV, Class I, Class R6, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Prior to January 1, 2020, the Investment Adviser had agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits were 1.31%, 0.81%, 0.81%, 1.06% and 1.21% for Class ADV, Class I, Class R6, Class S and Class S2, respectively. Any fees waived or reimbursed were not eligible for recoupment. Modification of this obligation was approved by the Board.

(5)  Prior to January 1, 2020, the expense limits were 1.50%, 1.00%, 1.25%, and 1.40% for Class ADV, Class I, Class S, and Class S2, respectively.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

At June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2021	2022	2023	Total
Global Bond	$123,290	$—	$88,738	$212,028
American Century Small-Mid Cap Value	445,756	486,883	784,413	1,717,052
Baron Growth	—	—	10,910	10,910
Invesco Equity and Income	322,966	350,296	476,420	1,149,682
Invesco Oppenheimer Global	—	—	328,720	328,720
JPMorgan Mid Cap Value	—	—	227,449	227,449
T. Rowe Price Growth Equity	—	—	508,899	508,899

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2020, are as follows:

	June 30,
Portfolio	2021	2022	2023	Total
Baron Growth
Class ADV	$—	$—	$66,257	$66,257
Class I	—	—	93,054	93,054
Class S	—	—	143,130	143,130
Class S2	—	—	1,573	1,573
Columbia Small Cap Value II
Class ADV	—	—	6,218	6,218
Class I	—	—	8,298	8,298
Class S	—	—	21,115	21,115
Class S2	—	—	367	367
T. Rowe Price Diversified Mid Cap Growth
Class ADV	—	—	20,877	20,877
Class I	—	—	319,074	319,074
Class S	—	—	13,669	13,669
Class S2	—	—	1,737	1,737

The Expense Limitation Agreement is contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the six months ended June 30, 2020 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Bond	5	$1,200,800	1.14%
International High Dividend Low Volatility	25	924,280	1.24
Baron Growth(1)	38	877,553	1.57
Invesco Oppenheimer Global	5	1,325,000	1.62
T. Rowe Price Diversified Mid Cap Growth	14	1,299,143	1.70

(1)  As of June 30, 2020, Baron Growth had an outstanding balance of $1,734,000.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/2020	95,234	—	23,940	(210,668)	(91,494)	1,000,786	—	248,923	(2,162,827)	(913,118)
12/31/2019	72,009	—	84,325	(266,977)	(110,643)	764,849	—	898,538	(2,833,241)	(1,169,854)
Class I
6/30/2020	487,879	—	192,558	(1,177,911)	(497,474)	5,133,329	—	2,039,115	(12,256,378)	(5,083,934)
12/31/2019	597,864	—	621,286	(1,647,146)	(427,996)	6,481,829	—	6,738,559	(17,777,051)	(4,556,663)
Class S
6/30/2020	301,190	—	40,042	(335,808)	5,424	3,191,898	—	423,341	(3,535,057)	80,182
12/31/2019	336,265	—	139,872	(811,640)	(335,503)	3,616,907	—	1,515,590	(8,765,197)	(3,632,700)
International High Dividend Low Volatility
Class ADV
6/30/2020	89,077	—	—	(249,021)	(159,944)	854,564	—	—	(2,444,997)	(1,590,433)
12/31/2019	101,081	—	283,594	(524,719)	(140,044)	1,152,683	—	2,960,724	(5,968,607)	(1,855,200)
Class I
6/30/2020	369,382	—	—	(1,212,333)	(842,951)	3,490,440	—	—	(11,907,776)	(8,417,336)
12/31/2019	409,616	—	1,323,708	(1,853,901)	(120,577)	4,630,867	—	13,951,881	(21,407,289)	(2,824,541)
Class S
6/30/2020	468,679	—	—	(2,279,400)	(1,810,721)	4,493,163	—	—	(22,828,237)	(18,335,074)
12/31/2019	512,206	—	2,971,669	(4,768,795)	(1,284,920)	5,913,334	—	31,143,088	(54,407,215)	(17,350,793)
Class S2
6/30/2020	3,159	—	—	(177)	2,982	31,496	—	—	(1,623)	29,873
12/31/2019	3,211	—	3,248	(8,854)	(2,395)	36,945	—	34,369	(104,194)	(32,880)
American Century Small-Mid Cap Value
Class ADV
6/30/2020	443,620	—	—	(835,340)	(391,720)	3,661,780	—	—	(7,577,469)	(3,915,689)
12/31/2019	432,667	—	1,170,626	(1,325,279)	278,014	4,678,820	—	11,753,088	(14,194,508)	2,237,400
Class I
6/30/2020	819,348	—	—	(1,314,384)	(495,036)	8,004,451	—	—	(13,309,294)	(5,304,843)
12/31/2019	2,573,252	—	1,694,092	(3,413,910)	853,434	30,245,938	—	18,296,197	(39,805,518)	8,736,617
Class S
6/30/2020	180,632	—	—	(568,963)	(388,331)	1,711,952	—	—	(5,684,005)	(3,972,053)
12/31/2019	305,317	—	920,355	(1,201,312)	24,360	3,489,126	—	9,783,372	(13,278,796)	(6,298)
Class S2
6/30/2020	31,237	—	—	(23,079)	8,158	284,061	—	—	(229,019)	55,042
12/31/2019	49,213	—	34,471	(90,026)	(6,342)	525,157	—	345,747	(985,946)	(115,042)
Baron Growth
Class ADV
6/30/2020	246,657	—	—	(577,879)	(331,222)	4,405,503	—	—	(10,218,121)	(5,812,618)
12/31/2019	249,033	—	2,319,700	(516,800)	2,051,933	7,216,796	—	47,493,762	(14,581,393)	40,129,165
Class I
6/30/2020	440,188	—	—	(887,696)	(447,508)	9,987,046	—	—	(19,285,219)	(9,298,173)
12/31/2019	815,944	—	2,422,716	(1,319,145)	1,919,515	26,738,235	—	59,298,450	(42,168,001)	43,868,684
Class R6
6/30/2020	167,602	—	—	(210,573)	(42,971)	3,804,354	—	—	(4,737,827)	(933,473)
12/31/2019	392,920	—	541,324	(50,500)	883,744	13,304,155	—	13,222,247	(1,630,115)	24,896,287
Class S
6/30/2020	95,745	—	—	(746,737)	(650,992)	1,873,987	—	—	(14,438,075)	(12,564,088)
12/31/2019	353,135	—	10,213,853	(17,339,400)	(6,772,412)	11,037,891	—	230,644,671	(393,504,343)	(151,821,781)
Class S2
6/30/2020	27,457	—	—	(25,291)	2,166	526,517	—	—	(432,078)	94,439
12/31/2019	20,386	—	50,409	(16,905)	53,890	602,488	—	1,051,073	(496,141)	1,157,420
Columbia Contrarian Core
Class ADV
6/30/2020	72,414	—	—	(186,275)	(113,861)	1,118,237	—	—	(2,759,806)	(1,641,569)
12/31/2019	42,856	—	521,026	(214,647)	349,235	881,742	—	8,811,227	(4,374,539)	5,318,430

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Contrarian Core (continued)
Class I
6/30/2020	7,903,412	—	—	(373,662)	7,529,750	127,376,545	—	—	(6,290,735)	121,085,810
12/31/2019	24,564	—	163,159	(103,029)	84,694	549,715	—	2,960,790	(2,130,862)	1,379,643
Class S
6/30/2020	63,201	—	—	(67,234)	(4,033)	1,019,551	—	—	(1,079,463)	(59,912)
12/31/2019	91,456	—	5,137,224	(15,523,769)	(10,295,089)	2,038,439	—	90,737,866	(268,617,713)	(175,841,408)
Columbia Small Cap Value II
Class ADV
6/30/2020	117,863	—	—	(202,710)	(84,847)	1,286,667	—	—	(2,394,444)	(1,107,777)
12/31/2019	128,403	—	249,343	(599,378)	(221,632)	2,008,512	—	3,495,796	(9,224,620)	(3,720,312)
Class I
6/30/2020	148,994	—	—	(394,462)	(245,468)	1,789,269	—	—	(5,220,447)	(3,431,178)
12/31/2019	355,814	—	314,196	(625,983)	44,027	5,690,798	—	4,571,559	(9,975,856)	286,501
Class R6
6/30/2020	81,132	—	—	(138,022)	(56,890)	979,596	—	—	(1,817,537)	(837,941)
12/31/2019	147,485	—	53,102	(130,644)	69,943	2,329,093	—	773,170	(2,138,313)	963,950
Class S
6/30/2020	192,618	—	—	(637,629)	(445,011)	2,137,036	—	—	(7,856,681)	(5,719,645)
12/31/2019	108,596	—	803,825	(1,160,500)	(248,079)	1,738,590	—	11,647,424	(18,354,263)	(4,968,249)
Class S2
6/30/2020	8,003	—	—	(20,984)	(12,981)	91,104	—	—	(281,943)	(190,839)
12/31/2019	14,012	—	24,603	(96,255)	(57,640)	217,859	—	344,194	(1,369,398)	(807,345)
Invesco Comstock
Class ADV
6/30/2020	82,736	—	—	(150,220)	(67,484)	1,012,916	—	—	(2,038,042)	(1,025,126)
12/31/2019	23,490	—	405,684	(205,888)	223,286	434,542	—	6,879,165	(3,877,190)	3,436,517
Class I
6/30/2020	4,926,043	—	—	(8,715,989)	(3,789,946)	71,901,073	—	—	(112,185,252)	(40,284,179)
12/31/2019	1,465,835	—	2,611,188	(4,745,228)	(668,205)	27,393,184	—	44,729,596	(93,025,245)	(20,902,465)
Class S
6/30/2020	66,146	—	—	(261,775)	(195,629)	938,631	—	—	(3,710,660)	(2,772,029)
12/31/2019	110,332	—	3,046,424	(11,179,019)	(8,022,263)	2,110,540	—	52,190,119	(191,430,001)	(137,129,342)
Invesco Equity and Income
Class ADV
6/30/2020	47,160	—	—	(111,583)	(64,423)	1,878,662	—	—	(4,187,151)	(2,308,489)
12/31/2019	65,527	—	73,147	(214,017)	(75,343)	2,800,010	—	3,049,060	(9,083,013)	(3,233,943)
Class I
6/30/2020	53,872	—	—	(669,346)	(615,474)	2,185,953	—	—	(26,627,874)	(24,441,921)
12/31/2019	126,163	—	815,289	(1,785,659)	(844,207)	5,492,160	—	34,708,723	(77,532,643)	(37,331,760)
Class S
6/30/2020	65,138	—	—	(874,594)	(809,456)	2,497,618	—	—	(34,615,945)	(32,118,327)
12/31/2019	114,538	—	802,541	(1,910,974)	(993,895)	4,882,090	—	33,844,478	(81,926,723)	(43,200,155)
Class S2
6/30/2020	51,431	—	—	(604,075)	(552,644)	1,925,635	—	—	(23,655,613)	(21,729,978)
12/31/2019	14,180	—	562,504	(1,253,710)	(677,026)	603,985	—	23,339,231	(52,951,647)	(29,008,431)
Invesco Oppenheimer Global
Class ADV
6/30/2020	101,320	—	—	(813,696)	(712,376)	1,713,959	—	—	(13,848,234)	(12,134,275)
12/31/2019	550,524	—	1,203,393	(1,013,913)	740,004	9,958,994	—	20,072,596	(18,725,628)	11,305,962
Class I
6/30/2020	226,590	—	—	(5,275,756)	(5,049,166)	4,048,083	—	—	(94,448,165)	(90,400,082)
12/31/2019	399,408	—	11,474,234	(8,341,131)	3,532,511	7,869,571	—	201,831,773	(162,556,794)	47,144,550
Class S
6/30/2020	162,734	—	—	(1,104,755)	(942,021)	2,711,943	—	—	(18,542,028)	(15,830,085)
12/31/2019	306,206	—	1,913,905	(2,223,422)	(3,311)	5,893,628	—	32,134,460	(41,310,928)	(3,282,840)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Oppenheimer Global (continued)
Class S2
6/30/2020	14,513	—	—	(87,951)	(73,438)	238,631	—	—	(1,416,984)	(1,178,353)
12/31/2019	28,583	—	52,498	(61,091)	19,990	521,019	—	850,475	(1,040,184)	331,310
JPMorgan Mid Cap Value
Class ADV
6/30/2020	276,622	—	—	(488,382)	(211,760)	3,535,221	—	—	(6,925,349)	(3,390,128)
12/31/2019	147,351	—	735,530	(736,415)	146,466	2,532,611	—	11,709,923	(12,683,921)	1,558,613
Class I
6/30/2020	299,253	—	—	(1,147,452)	(848,199)	4,289,876	—	—	(17,209,930)	(12,920,054)
12/31/2019	278,141	—	1,225,099	(1,963,104)	(459,864)	5,008,145	—	20,246,539	(34,862,252)	(9,607,568)
Class S
6/30/2020	193,546	—	—	(934,791)	(741,245)	2,592,710	—	—	(13,705,591)	(11,112,881)
12/31/2019	145,484	—	1,623,123	(2,015,526)	(246,919)	2,531,494	—	26,438,368	(35,426,352)	(6,456,490)
Class S2
6/30/2020	5,390	—	—	(11,619)	(6,229)	81,685	—	—	(137,001)	(55,316)
12/31/2019	9,591	—	15,685	(55,939)	(30,663)	165,877	—	249,115	(963,085)	(548,093)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2020	326,135	—	—	(3,955,294)	(3,629,159)	3,468,219	—	—	(35,983,051)	(32,514,832)
12/31/2019	1,089,397	—	911,358	(508,896)	1,491,859	11,810,400	—	9,332,153	(5,384,313)	15,758,240
Class I
6/30/2020	8,045,098	—	—	(5,412,065)	2,633,033	87,927,950	—	—	(61,442,321)	26,485,629
12/31/2019	2,944,906	—	8,249,833	(7,718,800)	3,475,939	36,294,075	—	95,912,625	(91,646,082)	40,560,618
Class R6
6/30/2020	711,927	—	—	(358,080)	353,847	7,655,495	—	—	(4,387,235)	3,268,260
12/31/2019	963,467	—	210,303	(256,754)	917,016	11,462,681	—	2,445,270	(3,021,502)	10,886,449
Class S
6/30/2020	279,684	—	—	(918,095)	(638,411)	3,251,519	—	—	(9,395,611)	(6,144,092)
12/31/2019	404,626	—	447,472	(1,258,034)	(405,936)	4,725,994	—	4,957,916	(13,837,027)	(4,153,117)
Class S2
6/30/2020	34,402	—	—	(72,010)	(37,608)	353,280	—	—	(782,870)	(429,590)
12/31/2019	44,777	—	57,985	(47,014)	55,748	482,464	—	597,820	(509,805)	570,479
T. Rowe Price Growth Equity
Class ADV
6/30/2020	179,409	—	—	(427,110)	(247,701)	12,834,134	—	—	(28,733,190)	(15,899,056)
12/31/2019	237,759	—	944,122	(351,642)	830,239	18,796,348	—	68,035,018	(27,139,359)	59,692,007
Class I
6/30/2020	1,264,793	—	—	(2,341,913)	(1,077,120)	100,695,729	—	—	(183,558,165)	(82,862,436)
12/31/2019	852,152	—	3,355,554	(2,362,090)	1,845,616	76,097,980	—	271,933,502	(203,221,863)	144,809,619
Class S
6/30/2020	48,710	—	—	(68,650)	(19,940)	3,657,382	—	—	(5,159,143)	(1,501,761)
12/31/2019	140,509	—	1,031,198	(4,740,057)	(3,568,350)	11,705,589	—	79,114,269	(362,347,011)	(271,527,153)
Class S2
6/30/2020	21,629	—	—	(22,802)	(1,173)	1,547,547	—	—	(1,508,977)	38,570
12/31/2019	12,524	—	29,320	(37,118)	4,726	992,959	—	2,161,210	(2,930,228)	223,941

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less ("Permitted Investments"). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following is a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2020:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$2,149	$(2,149)	$—
Morgan Stanley & Co. LLC	3,437,388	(3,437,388)	—
Total	$3,439,537	$(3,439,537)	$—

(1)  Cash collateral with a fair value of $3,510,333 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Cowen Excecution Services LLC	$1,050,948	$(1,050,948)	$—
Jefferies LLC	2,772,026	(2,772,026)	—
Total	$3,822,974	$(3,822,974)	$—

(1)  Cash collateral with a fair value of $4,020,548 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$483,474	$(483,474)	$—
BofA Securities Inc.	483,892	(483,892)	—
Citigroup Global Markets Inc.	2,531,985	(2,531,985)	—
Credit Suisse Securities (USA) LLC	3,329	(3,329)	—
HSBC Securities (USA) Inc.	101,234	(101,234)	—
J.P. Morgan Securities LLC	540,741	(540,741)	—
Morgan Stanley & Co. LLC	104,789	(104,789)	—
MUFG Securities Americas Inc.	665,540	(665,540)	—
National Bank Financial Inc.	111,982	(111,982)	—
Nomura Securities International, Inc.	1,215,996	(1,215,996)	—
SunTrust Robinson Humphrey, Inc.	872,781	(872,781)	—
Wells Fargo Securities LLC	2,846,089	(2,846,089)	—
Total	$9,961,832	$(9,961,832)	$—

(1)  Cash collateral with a fair value of $10,246,335 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Oppenheimer Global

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$2,018,627	$(2,018,627)	$—
BNP Paribas Prime Brokerage Intl Ltd	4,022,162	(4,022,162)	—
Citigroup Global Markets Inc.	2,927,209	(2,927,209)	—
J.P. Morgan Securities LLC	3,344,755	(3,344,755)	—
Morgan Stanley & Co. International PLC	421,422	(421,422)	—
Morgan Stanley & Co. LLC	3,703,977	(3,703,977)	—
National Financial Services LLC	235,760	(235,760)	—
Natixis Securities America LLC	869,299	(869,299)	—
RBC Capital Markets, LLC	981,395	(981,395)	—
Scotia Capital (USA) Inc.	5,698,077	(5,698,077)	—
SG Americas Securities, LLC	600,412	(600,412)	—
State Street Bank and Trust Company	12,021,200	(12,021,200)	—
TD Prime Services LLC	2,545,151	(2,545,151)	—
UBS Securities LLC	922,548	(922,548)	—
Wells Fargo Securities LLC	433,777	(433,777)	—
Total	$40,745,771	$(40,745,771)	$—

(1)  Cash collateral with a fair value of $41,957,961 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$701,723	$(701,723)	$—
Natixis Securities America LLC	12,964	(12,964)	—
Total	$714,687	$(714,687)	$—

(1)  Cash collateral with a fair value of $731,179 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$137,800	$(137,800)	$—
BNP Paribas Prime Brokerage Intl Ltd	8,120,841	(8,120,841)	—
BofA Securities Inc.	1,208,909	(1,208,909)	—
Citadel Clearing LLC	10,585,402	(10,585,402)	—
Citigroup Global Markets Inc.	2,000,063	(2,000,063)	—
Credit Suisse Securities (USA) LLC	160,166	(160,166)	—
Goldman Sachs & Co. LLC	3,914,545	(3,914,545)	—
J.P. Morgan Securities LLC	20,022,822	(20,022,822)	—
Jefferies LLC	470,057	(470,057)	—
Mizuho Securities USA LLC	1,168,120	(1,168,120)	—
Morgan Stanley & Co. LLC	11,036,787	(11,036,787)	—
National Bank of Canada Financial Inc.	10,362,092	(10,362,092)	—
National Financial Services LLC	9,937,488	(9,937,488)	—
Natixis Securities America LLC	742,962	(742,962)	—
Nomura Securities International, Inc.	1,396,643	(1,396,643)	—
Raymond James & Associates, Inc.	102,588	(102,588)	—
RBC Capital Markets, LLC	193,275	(193,275)	—
SG Americas Securities, LLC	15,089	(15,089)	—
State Street Bank and Trust Company	9,943,165	(9,943,165)	—
TD Prime Services LLC	1,822,713	(1,822,713)	—
UBS Securities LLC	1,350,977	(1,350,977)	—
Wells Fargo Bank NA	1,842	(1,842)	—
Wells Fargo Securities LLC	785,854	(785,854)	—
Total	$95,480,200	$(95,480,200)	$—

(1)  Cash collateral with a fair value of $97,582,471 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,230,554	$(1,230,554)	$—
BNP Paribas Prime Brokerage Intl Ltd	11,659,188	(11,659,188)	—
BofA Securities Inc.	67,098	(67,098)	—
Citigroup Global Markets Inc.	3,492,401	(3,492,401)	—
Credit Suisse Securities (USA) LLC	1,028,412	(1,028,412)	—
Goldman Sachs & Co. LLC	4,475,791	(4,475,791)	—
J.P. Morgan Securities LLC	24,343,574	(24,343,574)	—
Merrill Lynch International	8,719,216	(8,719,216)	—
Mizuho Securities USA LLC	13,416	(13,416)	—
Morgan Stanley & Co. LLC	12,568,855	(12,568,855)	—
National Bank of Canada Financial Inc.	80,705	(80,705)	—
Raymond James & Associates, Inc.	102,588	(102,588)	—
Wells Fargo Bank NA	1,775,918	(1,775,918)	—
Wells Fargo Securities LLC	3,443,992	(3,443,992)	—
Total	$73,001,708	$(73,001,708)	$—

(1)  Cash collateral with a fair value of $74,792,679 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, income from passive foreign investment companies (PFICs), paydowns and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2019			Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Global Bond	$9,152,687	$—	$—	$7,939,892	$—
International High Dividend Low Volatility	9,130,872	38,959,190	—	10,762,651	—
American Century Small-Mid Cap Value	13,787,968	26,390,436	—	15,059,560	27,932,717
Baron Growth	—	347,944,282	3,765,921	3,009,782	72,863,629
Columbia Contrarian Core	8,509,463	94,000,420	—	4,280,361	28,642,329
Columbia Small Cap Value II	587,957	20,244,186	—	3,298,285	18,117,296

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Invesco Comstock	$12,865,602	$90,933,278	$—	$7,428,308	$—
Invesco Equity and Income	24,218,223	70,723,269	—	26,090,360	93,939,328
Invesco Oppenheimer Global	7,804,476	247,084,828	—	28,967,304	104,664,650
JPMorgan Mid Cap Value	6,411,421	52,232,524	—	7,147,783	40,343,527
T. Rowe Price Diversified Mid Cap Growth	6,834,529	106,411,255	—	7,473,924	91,173,924
T. Rowe Price Growth Equity	2,350,307	418,893,692	—	8,462,876	299,823,491

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2019 were:

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Bond	$4,115,946	$—	$1,968,768	$(1,205,330)	Short-term	None
				(5,808,433)	Long-term	None
				$(7,013,763)
International High Dividend Low Volatility	13,912,805	50,295,767	26,551,112	—	—	—
American Century Small-Mid Cap Value	6,041,866	—	33,169,294	—	—	—
Baron Growth	—	—	368,305,014	—	—	—
Columbia Contrarian Core	5,738,711	—	9,537,488	—	—	—
Columbia Small Cap Value II	908,378	5,237,516	24,070,667	—	—	—
Invesco Comstock	1,831,301	4,671,973	40,156,837	—	—	—
Invesco Equity and Income	8,154,377	47,794,633	151,671,599	—	—	—
Invesco Oppenheimer Global	15,525,835	51,240,232	747,707,154	—	—	—
JPMorgan Mid Cap Value	678,025	29,286,392	116,154,624	—	—	—
T. Rowe Price Diversified Mid Cap Growth	3,781,909	94,213,163	386,963,632	—	—	—
T. Rowe Price Growth Equity	—	67,430,272	461,996,572	—	—	—

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2020, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE ("LIBOR")

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio's existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs;

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE ("LIBOR") (continued)

and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Board has approved the designation of the Portfolios' Adviser, Voya Investments, LLC, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the "Committee") to assess and review, on an ongoing basis, each Portfolio's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee's assessment of the investments' liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio's shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios' ability to honor redemption requests timely and the Program Administrator's management of each Portfolio's liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio's prospectus for more information regarding each Portfolio's exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios' service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 ("ASU 2018-13"), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2020, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0214	$—	$—	August 3, 2020	Daily
Class I	$0.0263	$—	$—	August 3, 2020	Daily
Class S	$0.0240	$—	$—	August 3, 2020	Daily
International High Dividend Low Volatility
Class ADV	$0.3225	$—	$1.3052	August 5, 2020	August 3, 2020
Class I	$0.3847	$—	$1.3052	August 5, 2020	August 3, 2020
Class S	$0.3532	$—	$1.3052	August 5, 2020	August 3, 2020
Class S2	$0.3506	$—	$1.3052	August 5, 2020	August 3, 2020
American Century Small-Mid Cap Value
Class ADV	$0.1198	$0.0639	$—	August 5, 2020	August 3, 2020
Class I	$0.1753	$0.0639	$—	August 5, 2020	August 3, 2020
Class S	$0.1460	$0.0639	$—	August 5, 2020	August 3, 2020
Class S2	$0.1326	$0.0639	$—	August 5, 2020	August 3, 2020
Columbia Contrarian Core
Class ADV	$—	$0.5421	$—	August 5, 2020	August 3, 2020
Class I	$0.0121	$0.5421	$—	August 5, 2020	August 3, 2020
Class S	$—	$0.5421	$—	August 5, 2020	August 3, 2020
Columbia Small Cap Value II
Class ADV	$0.0503	$—	$0.5612	August 5, 2020	August 3, 2020
Class I	$0.1385	$—	$0.5612	August 5, 2020	August 3, 2020
Class R6	$0.1385	$—	$0.5612	August 5, 2020	August 3, 2020
Class S	$0.0938	$—	$0.5612	August 5, 2020	August 3, 2020
Class S2	$0.0353	$—	$0.5612	August 5, 2020	August 3, 2020
Invesco Comstock
Class ADV	$—	$0.1090	$0.3366	August 5, 2020	August 3, 2020
Class I	$0.0395	$0.1090	$0.3366	August 5, 2020	August 3, 2020
Class S	$—	$0.1090	$0.3366	August 5, 2020	August 3, 2020
Invesco Equity and Income
Class ADV	$0.1522	$0.1388	$1.7049	August 5, 2020	August 3, 2020
Class I	$0.1522	$0.1388	$1.7049	August 5, 2020	August 3, 2020
Class S	$0.1522	$0.1388	$1.7049	August 5, 2020	August 3, 2020
Class S2	$0.1522	$0.1388	$1.7049	August 5, 2020	August 3, 2020
Invesco Oppenheimer Global
Class ADV	$0.1338	$—	$0.7146	August 5, 2020	August 3, 2020
Class I	$0.2311	$—	$0.7146	August 5, 2020	August 3, 2020
Class S	$0.1787	$—	$0.7146	August 5, 2020	August 3, 2020
Class S2	$0.1288	$—	$0.7146	August 5, 2020	August 3, 2020
JPMorgan Mid Cap Value
Class ADV	$0.0294	$—	$1.2659	August 5, 2020	August 3, 2020
Class I	$0.0294	$—	$1.2659	August 5, 2020	August 3, 2020
Class S	$0.0294	$—	$1.2659	August 5, 2020	August 3, 2020
Class S2	$0.0294	$—	$1.2659	August 5, 2020	August 3, 2020

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0130	$0.0272	$1.0271	August 5, 2020	August 3, 2020
Class I	$0.0130	$0.0272	$1.0271	August 5, 2020	August 3, 2020
Class R6	$0.0130	$0.0272	$1.0271	August 5, 2020	August 3, 2020
Class S	$0.0130	$0.0272	$1.0271	August 5, 2020	August 3, 2020
Class S2	$0.0130	$0.0272	$1.0271	August 5, 2020	August 3, 2020
T. Rowe Price Growth Equity
Class ADV	$—	$—	$3.4633	August 5, 2020	August 3, 2020
Class I	$—	$—	$3.4633	August 5, 2020	August 3, 2020
Class S	$—	$—	$3.4633	August 5, 2020	August 3, 2020
Class S2	$—	$—	$3.4633	August 5, 2020	August 3, 2020

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED)

Geographic Diversification
as of June 30, 2020
(as a percentage of net assets)

United States(1)	86.0%
China	2.6%
United Kingdom	1.5%
Germany	1.5%
Spain	1.3%
Netherlands	0.9%
Portugal	0.8%
Italy	0.7%
France	0.6%
Japan	0.6%
Countries between 0.0% - 0.6%^	1.9%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments and purchased options.

^ Includes 11 countries, which each represents 0.0% - 0.6% of net assets.

(1) Includes 21.5% total investment in Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya High Yield Bond Fund.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.6%
		Canada: 0.1%
186,000		Other Securities	$200,968	0.1
		China: 0.4%
601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	655,901	0.4
		France: 0.6%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	605,910	0.3
265,000	(1)	BPCE SA, 2.700%, 10/01/2029	283,026	0.1
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	320,642	0.2
			1,209,578	0.6
		Ireland: 0.2%
283,000		Other Securities	287,957	0.2
		Japan: 0.6%
200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	215,474	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	210,128	0.1
Principal Amount†					Value	Percentage of Net Assets
	639,000			Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	$723,752	0.4
					1,149,354	0.6
				Mexico: 0.0%
MXN	31,379	(2)		JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,364	0.0
MXN	1,007,437	(3	),(4)	Other Securities	—	—
					1,364	0.0
				Netherlands: 0.9%
	690,000			Shell International Finance BV, 3.250%, 05/11/2025	764,193	0.4
	361,000			Shell International Finance BV, 4.000%, 05/10/2046	426,885	0.2
	300,000	(1)		Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	321,760	0.2
	270,000			Other Securities	273,255	0.1
					1,786,093	0.9
				Norway: 0.0%
	41,000			Other Securities	45,306	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			South Africa: 0.0%
ZAR	1,000,000		Other Securities	$63,779	0.0
			Switzerland: 0.4%
	400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	438,467	0.2
	250,000		Other Securities	278,926	0.2
				717,393	0.4
			United Kingdom: 0.5%
	200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	218,974	0.1
	230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	268,393	0.2
		405,000	Other Securities	449,831	0.2
				937,198	0.5
			United States: 18.9%
	185,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	206,562	0.1
	374,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	434,360	0.2
	471,000		AbbVie, Inc., 3.600%- 4.300%, 05/14/2025- 05/14/2036	547,342	0.3
	240,000	(1)	Advance Auto Parts, Inc., 3.900%, 04/15/2030	257,209	0.1
	675,000		Altria Group, Inc., 4.500%- 4.800%, 02/14/2029- 05/02/2043	771,792	0.4
	577,000		American International Group, Inc., 4.250%- 4.750%, 03/15/2029- 04/01/2048	674,971	0.3
Principal Amount†			Value	Percentage of Net Assets
734,000		AT&T, Inc., 4.300%- 5.450%, 02/15/2030- 03/01/2047	$919,196	0.5
616,000	(5)	Bank of America Corp., 3.419%, 12/20/2028	686,458	0.4
1,376,000	(5)	Bank of America Corp., 2.496%- 4.330%, 01/11/2023- 03/15/2050	1,556,097	0.8
266,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	302,802	0.1
65,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	65,286	0.0
1,313,000		Citigroup, Inc., 4.000%- 5.500%, 08/05/2024- 07/25/2028	1,487,770	0.8
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	304,878	0.2
724,000		Comcast Corp., 2.350%- 5.650%, 01/15/2027- 04/01/2040	867,918	0.4
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,185,071	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	596,625	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	359,110	0.2
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,109,963	0.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	$300,946	0.1
241,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	248,098	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	516,270	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	575,642	0.3
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	561,888	0.3
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	243,841	0.1
945,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/2022	963,431	0.5
719,000	(5)	JPMorgan Chase & Co., 2.550%- 6.000%, 03/01/2021- 12/31/2199	731,825	0.4
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	425,578	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	668,203	0.4
528,000	(5)	Morgan Stanley, 3.622%- 5.597%, 02/25/2023- 03/24/2051	609,582	0.3
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	527,910	0.3
233,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	258,805	0.2
Principal Amount†			Value	Percentage of Net Assets
59,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	$65,870	0.0
595,000		Verizon Communications, Inc., 4.125%, 03/16/2027- 08/15/2046	727,864	0.4
468,000		ViacomCBS, Inc., 3.700%- 4.375%, 08/15/2024- 03/15/2043	498,591	0.3
670,000	(5)	Wells Fargo & Co., 2.406%- 4.100%, 10/30/2025- 06/03/2026	735,055	0.4
13,729,961	(3)	Other Securities	15,407,940	8.0
			36,400,749	18.9
		Total Corporate Bonds/Notes (Cost $40,338,088)	43,455,640	22.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
		United States: 17.2%
212,292		Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290%), 11/20/2035	191,355	0.1
421,540		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	431,725	0.2
61,381	(5)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.216%, 05/25/2035	60,745	0.0
276,137		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	270,767	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
46,639			Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.685%, (US0001M + 0.500%), 11/25/2035	$21,718	0.0
203,706			Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.905%, (US0001M + 0.720%), 11/25/2035	197,701	0.1
257,486	(1	),(5)	CSMC Trust 2015-3 B1, 3.929%, 03/25/2045	268,779	0.1
2,265	(1)		Deutsche ALT-A Securities, Inc. ALT2007- RS1 A2, 0.674%, (US0001M + 0.500%), 01/27/2037	2,054	0.0
164,881			Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.435%, (US0001M + 4.250%), 01/25/2029	172,074	0.1
527,477			Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450%), 01/25/2029	543,323	0.3
596,941			Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350%), 05/25/2029	622,742	0.3
Principal Amount†		Value	Percentage of Net Assets
545,023	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650%), 09/25/2029	$550,024	0.3
500,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000%), 10/25/2029	507,641	0.3
431,120	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.385%, (US0001M + 2.200%), 01/25/2030	425,917	0.2
537,621	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400%), 05/28/2030	530,479	0.3
449,807	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.685%, (US0001M + 2.500%), 05/25/2030	446,529	0.2
512,431	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550%), 12/25/2030	509,109	0.3
278,378	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000%), 03/25/2031	269,509	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
274,968	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300%), 08/25/2031	$273,150	0.1
459,940	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018- R07 1M2, 2.585%, (US0001M + 2.400%), 04/25/2031	458,646	0.2
79,287	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019- R01 2M2, 2.635%, (US0001M + 2.450%), 07/25/2031	78,056	0.0
72,602	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	6,865	0.0
16,114	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	3,067	0.0
139,865	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	28,544	0.0
50,431	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	10,738	0.0
22,280	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	4,763	0.0
27,429	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	5,962	0.0
Principal Amount†				Value	Percentage of Net Assets
21,881	(6)		Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	$4,733	0.0
26,710	(6)		Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	5,066	0.0
11,490	(6)		Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,427	0.0
12,580	(6)		Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	2,698	0.0
407,541	(6)		Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	54,984	0.0
585,631	(5	),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	64,617	0.0
7,322			Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	8,026	0.0
10,447			Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	11,744	0.0
51,779	(6)		Fannie Mae REMIC Trust 2002-12 SB, 7.566%, (-1.000* US0001M + 7.750%), 07/25/2031	12,977	0.0
31,192	(6)		Fannie Mae REMIC Trust 2002-2 SW, 7.566%, (-1.000* US0001M + 7.750%), 02/25/2032	8,102	0.0
13,171			Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	15,504	0.0
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
5,304		Fannie Mae REMIC Trust 2002-29 F, 1.185%, (US0001M + 1.000%), 04/25/2032	$5,401	0.0
16,940	(6)	Fannie Mae REMIC Trust 2002-41 S, 7.766%, (-1.000* US0001M + 7.950%), 07/25/2032	3,692	0.0
1,632		Fannie Mae REMIC Trust 2002-64 FJ, 1.185%, (US0001M + 1.000%), 04/25/2032	1,662	0.0
3,584		Fannie Mae REMIC Trust 2002-68 FH, 0.694%, (US0001M + 0.500%), 10/18/2032	3,589	0.0
600,175	(6)	Fannie Mae REMIC Trust 2002-77 JS, 7.806%, (-1.000* US0001M + 8.000%), 12/18/2032	150,509	0.1
15,405		Fannie Mae REMIC Trust 2002-84 FB, 1.185%, (US0001M + 1.000%), 12/25/2032	15,688	0.0
15,403		Fannie Mae REMIC Trust 2003-11 FA, 1.185%, (US0001M + 1.000%), 09/25/2032	15,686	0.0
3,306		Fannie Mae REMIC Trust 2003-116 FA, 0.585%, (US0001M + 0.400%), 11/25/2033	3,306	0.0
Principal Amount†			Value	Percentage of Net Assets
21,060	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	$5,292	0.0
15,396	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	3,494	0.0
5,375	(6)	Fannie Mae REMIC Trust 2003-52 NS, 6.916%, (-1.000* US0001M + 7.100%), 06/25/2023	269	0.0
372,991	(6)	Fannie Mae REMIC Trust 2004-56 SE, 7.366%, (-1.000* US0001M + 7.550%), 10/25/2033	89,443	0.1
23,215		Fannie Mae REMIC Trust 2005-25 PS, 27.348%, (-4.400* US0001M + 28.160%), 04/25/2035	43,697	0.0
10,312	(6)	Fannie Mae REMIC Trust 2005-40 SB, 6.566%, (-1.000* US0001M + 6.750%), 05/25/2035	1,804	0.0
30,440		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	31,482	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 23.262%, (-4.000* US0001M + 24.000%), 07/25/2035	178,358	0.1
284,505		Fannie Mae REMIC Trust 2005-87 SB, 23.157%, (-3.667* US0001M + 23.833%), 10/25/2035	478,818	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
169,736		Fannie Mae REMIC Trust 2006-104 ES, 32.528%, (-5.000* US0001M + 33.450%), 11/25/2036	$332,566	0.2
12,626		Fannie Mae REMIC Trust 2006-11 PS, 23.890%, (-3.667* US0001M + 24.567%), 03/25/2036	22,243	0.0
30,761		Fannie Mae REMIC Trust 2006-46 SW, 23.523%, (-3.667* US0001M + 24.199%), 06/25/2036	50,047	0.0
6,807,066	(6)	Fannie Mae REMIC Trust 2006-51 SA, 6.386%, (-1.000* US0001M + 6.570%), 06/25/2036	1,542,275	0.8
57,822	(6)	Fannie Mae REMIC Trust 2006-90 SX, 7.046%, (-1.000* US0001M + 7.230%), 09/25/2036	12,980	0.0
6,900,862	(6)	Fannie Mae REMIC Trust 2007-116 DI, 5.756%, (-1.000* US0001M + 5.940%), 01/25/2038	1,569,266	0.8
45,666	(6)	Fannie Mae REMIC Trust 2007-88 XI, 6.356%, (-1.000* US0001M + 6.540%), 06/25/2037	11,770	0.0
Principal Amount†			Value	Percentage of Net Assets
586,710	(6)	Fannie Mae REMIC Trust 2007-89 SB, 6.366%, (-1.000* US0001M + 6.550%), 09/25/2037	$113,372	0.1
1,366,067	(6)	Fannie Mae REMIC Trust 2007-94 SG, 6.266%, (-1.000* US0001M + 6.450%), 10/25/2037	321,651	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 24.137%, (-5.000* US0001M + 25.000%), 10/25/2040	893,338	0.5
64,203		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	71,645	0.0
2,599,543	(6)	Fannie Mae REMIC Trust 2011-55 SK, 6.376%, (-1.000* US0001M + 6.560%), 06/25/2041	645,811	0.3
2,021,117	(6)	Fannie Mae REMIC Trust 2011-86 NS, 5.766%, (-1.000* US0001M + 5.950%), 09/25/2041	404,344	0.2
993,959	(6)	Fannie Mae REMIC Trust 2012-10 US, 6.266%, (-1.000* US0001M + 6.450%), 02/25/2042	133,019	0.1
1,054,270	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	122,508	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
2,787,707	(6)	Fannie Mae REMIC Trust 2012-133 PS, 6.016%, (-1.000* US0001M + 6.200%), 03/25/2042	$349,968	0.2
1,808,846	(6)	Fannie Mae REMIC Trust 2012-144 SB, 5.916%, (-1.000* US0001M + 6.100%), 01/25/2043	500,173	0.3
1,702,066	(6)	Fannie Mae REMIC Trust 2012-27 SB, 5.796%, (-1.000* US0001M + 5.980%), 11/25/2041	217,548	0.1
1,179,190	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	129,838	0.1
6,334,450	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	380,274	0.2
6,097,313	(6)	Freddie Mac 3502 DL, 5.815%, (-1.000* US0001M + 6.000%), 01/15/2039	1,395,656	0.7
17,136		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	17,979	0.0
13,752		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	14,702	0.0
28,639		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	31,947	0.0
6,489	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,220	0.0
Principal Amount†			Value	Percentage of Net Assets
34,609	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	$6,314	0.0
18,307		Freddie Mac REMIC Trust 2122 F, 0.635%, (US0001M + 0.450%), 02/15/2029	18,303	0.0
53,490	(6)	Freddie Mac REMIC Trust 2134 SB, 7.515%, (-1.000* US0001M + 7.700%), 03/15/2029	9,032	0.0
56,986	(6)	Freddie Mac REMIC Trust 2136 SG, 7.465%, (-1.000* US0001M + 7.650%), 03/15/2029	11,210	0.0
74,868	(6)	Freddie Mac REMIC Trust 2177 SB, 8.765%, (-1.000* US0001M + 8.950%), 08/15/2029	16,212	0.0
9,148		Freddie Mac REMIC Trust 2344 FP, 1.135%, (US0001M + 0.950%), 08/15/2031	9,311	0.0
4,029		Freddie Mac REMIC Trust 2412 GF, 1.135%, (US0001M + 0.950%), 02/15/2032	4,095	0.0
33,678		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	40,444	0.0
5,069		Freddie Mac REMIC Trust 2464 FI, 1.185%, (US0001M + 1.000%), 02/15/2032	5,161	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
5,200		Freddie Mac REMIC Trust 2470 LF, 1.185%, (US0001M + 1.000%), 02/15/2032	$5,294	0.0
7,294		Freddie Mac REMIC Trust 2471 FD, 1.185%, (US0001M + 1.000%), 03/15/2032	7,425	0.0
5,930		Freddie Mac REMIC Trust 2504 FP, 0.685%, (US0001M + 0.500%), 03/15/2032	5,938	0.0
21,179		Freddie Mac REMIC Trust 2551 LF, 0.685%, (US0001M + 0.500%), 01/15/2033	21,330	0.0
36,561		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	38,170	0.0
291,764		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	337,820	0.2
238,714		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	273,599	0.1
48,824		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667* US0001M + 44.667%), 05/15/2035	55,802	0.0
47,027	(6)	Freddie Mac REMIC Trust 3004 SB, 5.965%, (-1.000* US0001M + 6.150%), 07/15/2035	7,248	0.0
Principal Amount†			Value	Percentage of Net Assets
10,857		Freddie Mac REMIC Trust 3025 SJ, 24.073%, (-3.667* US0001M + 24.750%), 08/15/2035	$19,296	0.0
647,242	(6)	Freddie Mac REMIC Trust 3223 S, 5.765%, (-1.000* US0001M + 5.950%), 10/15/2036	123,813	0.1
1,849,772	(6)	Freddie Mac REMIC Trust 3505 SA, 5.815%, (-1.000* US0001M + 6.000%), 01/15/2039	461,217	0.2
1,925,854	(6)	Freddie Mac REMIC Trust 3702 S, 4.265%, (-1.000* US0001M + 4.450%), 05/15/2036	270,826	0.1
62,979	(6)	Freddie Mac REMIC Trust 3710 SL, 5.815%, (-1.000* US0001M + 6.000%), 05/15/2036	154	0.0
1,704,328	(6)	Freddie Mac REMIC Trust 3925 SD, 5.865%, (-1.000* US0001M + 6.050%), 07/15/2040	191,532	0.1
982,419	(6)	Freddie Mac REMIC Trust 4136 SW, 6.065%, (-1.000* US0001M + 6.250%), 11/15/2032	173,678	0.1
498,809	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	92,976	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
7,602,016	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	$1,100,680	0.6
896,540	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	82,153	0.1
245,467	(1)	Freddie Mac STACR 2019- HQA3 M2, 2.035%, (US0001M + 1.850%), 09/27/2049	238,930	0.1
800,000	(1)	Freddie Mac Stacr Remic Trust 2020- HQA2 M2, 3.285%, (US0001M + 3.100%), 03/25/2050	776,097	0.4
700,000	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.335%, (US0001M + 2.150%), 12/25/2030	679,183	0.4
200,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300%), 10/25/2048	194,404	0.1
196,948		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.085%, (US0001M + 3.900%), 12/25/2027	201,206	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700%), 04/25/2028	104,994	0.1
Principal Amount†		Value	Percentage of Net Assets
103,074	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.985%, (US0001M + 3.800%), 03/25/2025	$104,949	0.1
339,418	Freddie Mac Structured Agency Credit Risk Debt Notes 2016- HQA1 M3, 6.535%, (US0001M + 6.350%), 09/25/2028	359,102	0.2
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.635%, (US0001M + 3.450%), 10/25/2029	511,811	0.3
400,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.685%, (US0001M + 2.500%), 03/25/2030	405,665	0.2
259,948	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.735%, (US0001M + 3.550%), 08/25/2029	266,464	0.1
566,407	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.835%, (US0001M + 2.650%), 12/25/2029	566,042	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
36,232	(5)		Freddie Mac Whole Loan Securities Trust 2016- SC02 M1, 3.587%, 10/25/2046	$36,232	0.0
293,123	(1)		Freddie Mac STACR Trust 2019-DNA3 M2, 2.235%, (US0001M + 2.050%), 07/25/2049	289,054	0.2
361,960	(1)		Freddie Mac Stacr Trust 2019-HQA1 M2, 2.535%, (US0001M + 2.350%), 02/25/2049	356,920	0.2
315,655			Ginnie Mae Series 2007-8 SP, 21.432%, (-3.242* US0001M + 22.049%), 03/20/2037	535,449	0.3
1,606,983	(6)		Ginnie Mae Series 2010-68 MS, 5.660%, (-1.000* US0001M + 5.850%), 06/20/2040	314,125	0.2
1,152,782	(6)		Ginnie Mae Series 2012-97 SC, 6.505%, (-1.000* US0001M + 6.700%), 07/16/2041	231,950	0.1
201,456			GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.395%, (US0001M + 0.210%), 04/25/2036	188,054	0.1
143,475	(1	),(5)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	147,855	0.1
Principal Amount†				Value	Percentage of Net Assets
139,160	(1	),(5)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$142,922	0.1
499,129	(1	),(5)	GS Mortgage- Backed Securities Corp. Trust 2020-PJ3 B1A, 3.468%, 10/25/2050	507,368	0.3
521,951			IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210%), 04/25/2046	462,701	0.2
593,424	(5)		JP Morgan Mortgage Trust 2005-A4 B1, 3.330%, 07/25/2035	563,724	0.3
57,781	(5)		JP Morgan Mortgage Trust 2007-A1 7A1, 3.905%, 07/25/2035	55,696	0.0
189,372	(1	),(5)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	197,027	0.1
278,598	(1	),(5)	JP Morgan Mortgage Trust 2017-3 B1, 3.817%, 08/25/2047	288,434	0.2
172,921	(1	),(5)	JP Morgan Mortgage Trust 2019- INV3 A15, 3.500%, 05/25/2050	177,103	0.1
345,843	(1	),(5)	JP Morgan Mortgage Trust 2019- INV3 A3, 3.500%, 05/25/2050	354,088	0.2
182,458	(1	),(5)	JP Morgan Mortgage Trust 2019- LTV2 A18, 4.000%, 12/25/2049	187,605	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
231,955	(1	),(5)	JP Morgan Mortgage Trust 2019- LTV3 A15, 3.500%, 12/31/2049	$238,682	0.1
138,105			Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360%), 11/25/2035	113,701	0.1
2,027,500	(5	),(6)	RALI Series Trust 2006- QO1 X2, 3.713%, 02/25/2046	175,618	0.1
47,283	(1	),(5)	Sequoia Mortgage Trust 2018- CH1 A19, 4.000%, 02/25/2048	48,540	0.0
5,381,684	(5	),(6)	WaMu Mortgage Pass-Through Certificates Series 2005- AR11 X, 2.443%, 08/25/2045	258,464	0.2
34,895	(5)		WaMu Mortgage Pass-Through Certificates Series 2006- AR12 1A1, 3.711%, 10/25/2036	33,063	0.0
671,420	(5)		WaMu Mortgage Pass-Through Certificates Series 2006- AR16 3A1, 3.526%, 12/25/2036	608,515	0.3
122,180	(5)		WaMu Mortgage Pass-Through Certificates Series 2006- AR8 1A4, 3.913%, 08/25/2046	112,862	0.1
Principal Amount†				Value	Percentage of Net Assets
266,366	(5)		WaMu Mortgage Pass-Through Certificates Series 2007- HY2 1A1, 3.515%, 12/25/2036	$257,866	0.1
74,520	(5)		WaMu Mortgage Pass-Through Certificates Series 2007- HY4 1A1, 3.185%, 04/25/2037	65,049	0.0
81,443			Wells Fargo Alternative Loan 2007- PA2 2A1, 0.615%, (US0001M + 0.430%), 06/25/2037	64,323	0.0
178,742	(1	),(5)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	179,502	0.1
724,030			Other Securities	630,029	0.3
			Total Collateralized Mortgage Obligations (Cost $28,574,604)	33,021,591	17.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.6%
			Federal Home Loan Mortgage Corporation: 0.9%(7)
918,426			3.500%, 01/01/2048	979,583	0.5
705,262			4.000%- 6.500%, 02/01/2022- 05/01/2046	765,687	0.4
				1,745,270	0.9
			Federal National Mortgage Association: 0.0%
77,847			3.869%, (US0012M + 1.777%), 10/01/2036	82,417	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association: 0.8%
1,335,000	(8)	2.500%, 08/01/2050	$1,401,959	0.8
41,432		5.000%-6.500%, 04/15/2034- 02/20/2035	47,137	0.0
			1,449,096	0.8
		Uniform Mortgage-Backed Securities: 7.9%
4,078,000	(8)	2.500%, 08/13/2050	4,242,118	2.2
3,672,000	(8)	3.000%, 07/25/2050	3,866,501	2.0
924,598		3.500%, 09/01/2049	974,975	0.5
2,122,972		3.500%, 02/01/2050	2,232,989	1.2
1,928,475		4.000%, 04/01/2049	2,074,224	1.1
1,057,283		4.000%, 02/01/2050	1,121,616	0.6
578,581		2.500%- 7.500%, 05/01/2021- 05/01/2045	646,566	0.3
			15,158,989	7.9
		Total U.S. Government Agency Obligations (Cost $18,255,784)	18,435,772	9.6
U.S. TREASURY OBLIGATIONS: 6.3%
		U.S. Treasury Bonds: 3.3%
4,240,000	(9)	0.625%, 05/15/2030	4,227,744	2.2
180,000		1.125%, 05/15/2040	178,351	0.1
1,679,000		2.000%, 02/15/2050	1,922,389	1.0
			6,328,484	3.3
		U.S. Treasury Notes: 3.0%
2,400,000		0.125%, 06/30/2022	2,398,781	1.2
1,171,000		0.250%, 06/15/2023	1,173,562	0.6
1,132,000		0.250%, 06/30/2025	1,129,900	0.6
1,084,000		0.500%, 06/30/2027	1,084,804	0.6
			5,787,047	3.0
		Total U.S. Treasury Obligations (Cost $12,080,323)	12,115,531	6.3
Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: 8.7%
			Australia: 0.2%
AUD	558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	$381,637	0.2
			Brazil: 0.6%
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	1,089,333	0.6
			Chile: 0.1%
CLP	155,000,000		Other Securities	267,967	0.1
			China: 2.2%
CNY	14,870,000		China Government Bond, 3.250%, 11/22/2028	2,152,896	1.1
CNY	12,880,000		China Government Bond, 3.290%, 05/23/2029	1,873,144	1.0
CNY	1,780,000		China Government Bond, 4.080%, 10/22/2048	271,185	0.1
				4,297,225	2.2
			Germany: 1.5%
EUR	1,010,000		Bundesobligation, 0.000%, 10/08/2021	1,144,337	0.6
EUR	660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,243,635	0.6
EUR	360,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%-2.000%, 08/15/2023- 08/15/2048	495,664	0.3
				2,883,636	1.5
			Indonesia: 0.3%
IDR	6,452,000,000		Other Securities	476,549	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†					Value	Percentage of Net Assets
				Italy: 0.7%
EUR	438,000	(1)		Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	$665,603	0.3
EUR	438,000	(1)		Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	699,252	0.4
					1,364,855	0.7
				Portugal: 0.8%
EUR	1,135,000	(1)		Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,522,491	0.8
				Spain: 1.3%
EUR	870,000	(1)		Spain Government Bond, 1.450%, 04/30/2029	1,074,207	0.6
EUR	908,000	(1)		Spain Government Bond, 2.700%, 10/31/2048	1,378,866	0.7
					2,453,073	1.3
				United Kingdom: 1.0%
GBP	1,500,000			United Kingdom Gilt, 4.000%, 03/07/2022	1,986,994	1.0
				Total Sovereign Bonds (Cost $16,687,354)	16,723,760	8.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.1%
				United States: 7.1%
	6,878,475	(5	),(6)	BANK 2017- BNK5 XA, 1.217%, 06/15/2060	339,258	0.2
	900,000	(1	),(5)	BANK 2017- BNK6 E, 2.787%, 07/15/2060	501,884	0.3
	1,948,000	(1	),(5),(6)	BANK 2017- BNK6 XE, 1.500%, 07/15/2060	156,776	0.1
	992,850	(5	),(6)	BANK 2019- BNK16 XA, 1.125%, 02/15/2052	63,193	0.0
Principal Amount†				Value	Percentage of Net Assets
8,020,000	(1	),(5),(6)	BBCCRE Trust 2015- GTP XA, 0.749%, 08/10/2033	$231,314	0.1
210,000	(1)		Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	159,968	0.1
1,195,324	(5	),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.212%, 03/15/2052	85,738	0.0
659,226	(1)		BX Commercial Mortgage Trust 2019- XL J, 2.835%, (US0001M + 2.650%), 10/15/2036	625,672	0.3
500,000	(1)		BX Commercial Mortgage Trust 2020- BXLP G, 2.685%, (US0001M + 2.500%), 12/15/2029	477,593	0.2
270,000	(1	),(5)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	243,142	0.1
170,000	(1)		BXMT 2017- FL1 B Ltd., 1.694%, (US0001M + 1.500%), 06/15/2035	167,244	0.1
160,000	(1)		BXMT 2020- FL2 B Ltd., 1.594%, (US0001M + 1.400%), 02/16/2037	150,767	0.1
1,820,735	(5	),(6)	CD 2016-CD1 Mortgage Trust XA, 1.532%, 08/10/2049	108,173	0.1
7,900,000	(5	),(6)	Citigroup Commercial Mortgage Trust 2016- C2 XB, 0.992%, 08/10/2049	363,685	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
3,195,606	(5	),(6)	Citigroup Commercial Mortgage Trust 2017- C4 XA, 1.251%, 10/12/2050	$168,959	0.1
9,326,001	(1	),(5),(6)	COMM 2012- LTRT XA, 1.049%, 10/05/2030	138,985	0.1
110,000	(1	),(5)	COMM 2013- CR10 E Mortgage Trust, 4.949%, 08/10/2046	92,704	0.0
11,054,044	(5	),(6)	COMM 2014- CR16 XA, 1.138%, 04/10/2047	338,417	0.2
570,000	(1	),(5)	COMM 2014- LC15 D Mortgage Trust, 5.150%, 04/10/2047	412,116	0.2
570,000	(5)		COMM 2016- COR1 C, 4.529%, 10/10/2049	513,794	0.3
4,376,807	(5	),(6)	COMM 2016- CR28 XA, 0.775%, 02/10/2049	118,100	0.0
290,000	(1	),(5)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	208,118	0.1
1,224,256	(1	),(5),(6)	DBUBS 2011- LC1A XA, 0.874%, 11/10/2046	1,363	0.0
300,000	(1)		DBUBS 2011- LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650%), 07/10/2044	211,800	0.1
270,000	(1	),(5)	Fontainebleau Miami Beach Trust 2019- FBLU F, 4.095%, 12/10/2036	223,724	0.1
Principal Amount†				Value	Percentage of Net Assets
3,840,000	(5	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	$44,656	0.0
7,000,000	(5	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	311,786	0.2
35,701,828	(1	),(6)	FREMF Mortgage Trust 2012- K17 X2A, 0.100%, 12/25/2044	37,205	0.0
450,000	(1	),(5)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	434,960	0.2
100,000	(1	),(5)	GS Mortgage Securities Trust 2010- C2 F, 4.548%, 12/10/2043	95,166	0.0
180,000	(1)		GS Mortgage Securities Trust 2013- GC16 G, 3.500%, 11/10/2046	129,540	0.1
3,904,088	(5	),(6)	GS Mortgage Securities Trust 2013- GC16 XA, 1.206%, 11/10/2046	111,256	0.1
2,307,744	(5	),(6)	GS Mortgage Securities Trust 2017- GS6 XA, 1.185%, 05/10/2050	132,017	0.1
410,000	(1	),(5)	GS Mortgage Securities Trust 2019- GC40 DBD, 3.668%, 07/10/2052	382,787	0.2
310,000	(1	),(5)	GS Mortgage Securities Trust 2019- GC40 DBE, 3.668%, 07/10/2052	274,242	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
360,000	(1	),(5)	Jackson Park Trust 2019- LIC F, 3.242%, 10/14/2039	$300,596	0.2
1,740,000	(1	),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011- C5 E, 4.000%, 08/15/2046	1,323,956	0.7
5,614,620	(5	),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012- CIBX XA, 1.645%, 06/15/2045	86,164	0.0
660,000	(5)		JPMBB Commercial Mortgage Securities Trust 2014- C18 AS, 4.439%, 02/15/2047	705,430	0.4
2,842,321	(1	),(5),(6)	LSTAR Commercial Mortgage Trust 2017- 5 X, 1.148%, 03/10/2050	97,454	0.0
1,090,000	(1	),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2012- C6 E, 4.760%, 11/15/2045	637,274	0.3
18,750,000	(1	),(5),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.605%, 12/15/2047	366,435	0.2
570,000	(1	),(5)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	566,753	0.3
Principal Amount†				Value	Percentage of Net Assets
170,000	(1)		MRCD 2019- PARK E Mortgage Trust, 2.718%, 12/15/2036	$158,243	0.1
320,000	(1)		MRCD 2019- PARK F Mortgage Trust, 2.718%, 12/15/2036	292,703	0.2
220,000	(1)		Wells Fargo Commercial Mortgage Trust 2010- C1 F, 4.000%, 11/15/2043	213,694	0.1
3,074,574	(1	),(5),(6)	WFRBS Commercial Mortgage Trust 2012- C8 XA, 1.964%, 08/15/2045	83,836	0.0
550,000	(1	),(5)	WFRBS Commercial Mortgage Trust 2013- C11 F, 4.399%, 03/15/2045	348,920	0.2
330,000	(1	),(5)	WFRBS Commercial Mortgage Trust 2013- C14 D, 4.106%, 06/15/2046	151,264	0.1
9,134,506	(5	),(6)	WFRBS Commercial Mortgage Trust 2014- C19 XA, 1.192%, 03/15/2047	242,566	0.1
221,321			Other Securities	140,142	0.1
			Total Commercial Mortgage- Backed Securities (Cost $15,755,869)	13,771,532	7.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 5.4%
		United States: 5.4%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 3.661%, (US0003M + 2.350%), 04/14/2029	$477,992	0.3
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 2.535%, (US0003M + 1.400%), 10/17/2030	338,211	0.2
500,000	(1)	Barings Clo Ltd. 2019- 4A C, 4.405%, (US0003M + 2.800%), 01/15/2033	494,162	0.3
400,000	(1)	Clear Creek CLO 2015- 1A CR, 3.085%, (US0003M + 1.950%), 10/20/2030	375,064	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CR, 3.219%, (US0003M + 2.000%), 10/15/2030	470,714	0.2
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.885%, (US0003M + 1.750%), 04/20/2031	374,695	0.2
519,924	(1)	Invitation Homes 2017- SFR2 A Trust, 1.044%, (US0001M + 0.850%), 12/17/2036	514,960	0.3
500,000	(1)	Jay Park CLO Ltd. 2016- 1A BR, 3.135%, (US0003M + 2.000%), 10/20/2027	485,594	0.2
Principal Amount†			Value	Percentage of Net Assets
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 2.791%, (US0003M + 1.800%), 04/26/2031	$468,194	0.2
400,000	(1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	393,373	0.2
412,500	(1)	BlueMountain CLO 2013-2A CR, 3.048%, (US0003M + 1.950%), 10/22/2030	388,401	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 3.576%, (US0003M + 2.400%), 07/16/2030	390,508	0.2
271,704	(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.831%, 03/25/2036	178,173	0.1
1,040,000	(1)	Invitation Homes 2018- SFR1 D Trust, 1.644%, (US0001M + 1.450%), 03/17/2037	1,015,601	0.5
250,000	(1)	LCM XIV L.P. 14A AR, 2.175%, (US0003M + 1.040%), 07/20/2031	242,020	0.1
1,000,000	(1)	LCM XXIV Ltd. 24A C, 3.385%, (US0003M + 2.250%), 03/20/2030	950,778	0.5
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.935%, (US0003M + 1.800%), 04/20/2030	236,261	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
400,000	(1)		Madison Park Funding XXXI Ltd. 2018- 31A C, 3.193%, (US0003M + 2.150%), 01/23/2031	$381,545	0.2
200,000	(1	),(5)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	212,370	0.1
250,000	(1)		Palmer Square Loan Funding 2018-1A C Ltd., 3.069%, (US0003M + 1.850%), 04/15/2026	236,688	0.1
1,060,000	(1)		Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,089,884	0.6
250,000	(1)		THL Credit Wind River 2013-2A CR CLO Ltd., 3.135%, (US0003M + 2.000%), 10/18/2030	233,689	0.1
560,000	(1)		THL Credit Wind River 2017-3A C CLO Ltd., 3.419%, (US0003M + 2.200%), 10/15/2030	535,068	0.3
			Total Asset- Backed Securities (Cost $10,692,830)	10,483,945	5.4
Principal Amount†					Value	Percentage of Net Assets
STRUCTURED NOTES: 0.0%
				Russia: 0.0%
RUB	3,751,445	(2)		Morgan Stanley & Co. International PLC - EM Whole Loan SA/Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	$1,454	0.0
				Total Structured Notes (Cost $134,544)	1,454	0.0
Shares					Value	Percentage of Net Assets
COMMON STOCK: 0.0%
				United States: 0.0%
	48,209	(4	),(10),(11)	Other Securities	$14,862	0.0
				Total Common Stock (Cost $1,305,735)	14,862	0.0
MUTUAL FUNDS: 21.5%
				United States: 21.5%
	839,468			Voya Emerging Markets Corporate Debt Fund - Class P	8,277,157	4.3
	1,436,300			Voya Emerging Markets Hard Currency Debt Fund - Class P	13,443,764	7.0
	1,897,654			Voya Emerging Markets Local Currency Debt Fund - Class P	12,657,353	6.6
	934,484			Voya High Yield Bond Fund - Class P	6,980,598	3.6
				Total Mutual Funds (Cost $45,845,300)	41,358,872	21.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
PURCHASED OPTIONS(12): 0.1%
		Total Purchased Options (Cost $116,135)	$56,713	0.1
		Total Long- Term Investments (Cost $189,786,566)	189,439,672	98.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.9%
		Commercial Paper: 0.5%
	1,000,000	Entergy Corp., 0.310%, 07/06/2020 (Cost $999,958)	$999,950	0.5
		Repurchase Agreements: 1.8%
1,000,000	(13)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%- 7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21- 05/20/70)	1,000,000	0.5
Principal Amount†			Value	Percentage of Net Assets
1,000,000	(13)	HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%- 4.500%, Market Value plus accrued interest $1,020,000, due 02/01/26- 05/01/50)	$1,000,000	0.5
510,333	(13)	Morgan Stanley, Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $510,334, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.000%, Market Value plus accrued interest $520,540, due 01/01/21- 07/01/50)	510,333	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
1,000,000	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20- 07/01/50)	$1,000,000	0.5
		Total Repurchase Agreements (Cost $3,510,333)	3,510,333	1.8
		Mutual Funds: 4.6%
8,795,000	(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $8,795,000)	$8,795,000	4.6
		Total Short- Term Investments (Cost $13,305,291)	13,305,283	6.9
		Total Investments in Securities (Cost $203,091,857)	$202,744,955	105.4
		Liabilities in Excess of Other Assets	(10,328,429)	(5.4)
		Net Assets	$192,416,526	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)  The grouping contains securities in default.

(4)  The grouping contains Level 3 securities.

(5)  Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(6)  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)  Represents or includes a TBA transaction.

(9)  Security, or a portion of the security, is on loan.

(10)  The grouping contains securities on loan.

(11)  The grouping contains non-income producing securities.

(12)  The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(13)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(14)  Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:

AUD  Australian Dollar

BRL  Brazilian Real

CLP  Chilean Peso

CNY  Chinese Yuan

EUR  EU Euro

GBP  British Pound

IDR  Indonesian Rupiah

MXN  Mexican Peso

RUB  Russian Ruble

ZAR  South African Rand

Reference Rate Abbreviations:

12MTA  12-month Treasury Average

US0001M  1-month LIBOR

US0003M  3-month LIBOR

US0012M  12-month LIBOR

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	21.5%
Collateralized Mortgage Obligations	17.2
Sovereign Bonds	8.7
Financial	8.0
Uniform Mortgage-Backed Securities	7.9
Commercial Mortgage-Backed Securities	7.2
U.S. Treasury Obligations	6.3
Other Asset-Backed Securities	5.4
Consumer, Non-cyclical	4.2
Utilities	2.6
Communications	2.5
Energy	2.1
U.S. Government Agency Obligations	1.7
Technology	1.1
Consumer, Cyclical	1.1
Industrial	1.0
Purchased Options	0.0
Materials	0.0
Basic Materials	0.0
Communication Services	0.0
Structured Notes	0.0
Short-Term Investments	6.9
Liabilities in Excess of Other Assets	(5.4)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
United States	$14,862	$—	$—	$14,862
Total Common Stock	14,862	—	—	14,862
Mutual Funds	41,358,872	—	—	41,358,872
Purchased Options	—	56,713	—	56,713
Corporate Bonds/Notes	—	43,454,276	1,364	43,455,640
Collateralized Mortgage Obligations	—	33,021,591	—	33,021,591
Asset-Backed Securities	—	10,483,945	—	10,483,945
U.S. Government Agency Obligations	—	18,435,772	—	18,435,772
Commercial Mortgage-Backed Securities	—	13,771,532	—	13,771,532
Sovereign Bonds	—	16,723,760	—	16,723,760
U.S. Treasury Obligations	—	12,115,531	—	12,115,531
Structured Notes	—	—	1,454	1,454
Short-Term Investments	8,795,000	4,510,283	—	13,305,283
Total Investments, at fair value	$50,168,734	$152,573,403	$2,818	$202,744,955
Other Financial Instruments+
Centrally Cleared Swaps	—	3,347,960	—	3,347,960
Forward Foreign Currency Contracts	—	951,221	—	951,221
Futures	382,771	—	—	382,771
Total Assets	$50,551,505	$156,872,584	$2,818	$207,426,907
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(4,282,444)	$—	$(4,282,444)
Forward Foreign Currency Contracts	—	(1,334,379)	—	(1,334,379)
Futures	(116,085)	—	—	(116,085)
OTC Swaps	—	(75,335)	—	(75,335)
Written Options	—	(105,041)	—	(105,041)
Total Liabilities	$(116,085)	$(5,797,199)	$—	$(5,913,284)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$6,534,186	$1,972,028	$—	$(229,057)	$8,277,157	$172,027	$—	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	11,083,391	3,028,327	—	(667,954)	13,443,764	328,322	—	—
Voya Emerging Markets Local Currency Debt Fund — Class P	13,806,553	125,064	—	(1,274,264)	12,657,353	125,057	—	—
Voya High Yield Bond Fund — Class P	7,285,686	220,751	—	(525,839)	6,980,598	220,744	—	—
	$38,709,816	$5,346,170	$—	$(2,697,114)	$41,358,872	$846,150	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	327,359	RON	1,472,234	Barclays Bank PLC	08/07/20	$(13,826)
USD	31,888	MYR	138,881	Barclays Bank PLC	08/07/20	(458)
USD	1,102,670	MXN	26,642,207	Barclays Bank PLC	08/14/20	(49,557)
USD	629,962	COP	2,470,957,710	Barclays Bank PLC	08/14/20	(25,057)
DKK	3,145,127	USD	471,869	BNP Paribas	07/17/20	2,483
GBP	4,575,855	USD	5,736,663	BNP Paribas	07/17/20	(66,142)
USD	587,091	NZD	923,202	BNP Paribas	07/17/20	(8,673)
RUB	42,995,299	USD	620,144	BNP Paribas	08/07/20	(18,910)
RUB	43,246,850	USD	629,250	BNP Paribas	08/07/20	(24,499)
RUB	2,781,273	USD	40,216	BNP Paribas	08/07/20	(1,324)
RUB	43,961,768	USD	634,000	BNP Paribas	08/07/20	(19,252)
CNY	4,362,722	USD	607,992	BNP Paribas	08/07/20	8,084
USD	1,129,792	IDR	17,263,226,512	BNP Paribas	08/07/20	(50,736)
CNY	21,107,879	USD	2,959,866	BNP Paribas	08/07/20	20,851
SGD	537,066	USD	379,229	BNP Paribas	08/07/20	6,181
USD	524,036	THB	16,846,826	BNP Paribas	08/07/20	(20,982)
USD	322,068	HUF	104,354,483	BNP Paribas	08/07/20	(8,906)
ZAR	18,732,830	USD	1,010,204	BNP Paribas	08/07/20	64,899
USD	1,979,458	BRL	11,531,974	BNP Paribas	08/14/20	(136,622)
USD	1,696,427	JPY	182,271,550	Brown Brothers Harriman & Co.	07/17/20	8,001
USD	2,695,549	GBP	2,170,516	Brown Brothers Harriman & Co.	07/17/20	5,788
AUD	664,404	USD	459,824	Brown Brothers Harriman & Co.	07/17/20	(1,276)
CAD	651,419	USD	481,121	Brown Brothers Harriman & Co.	07/17/20	(1,268)
CHF	537,408	USD	569,375	Brown Brothers Harriman & Co.	07/17/20	(1,893)
USD	789,918	AUD	1,139,152	Brown Brothers Harriman & Co.	07/17/20	3,715
USD	446,716	NOK	4,295,651	Brown Brothers Harriman & Co.	07/17/20	400
CHF	1,700,715	USD	1,789,840	Brown Brothers Harriman & Co.	07/17/20	6,048
CHF	845,488	USD	891,995	Brown Brothers Harriman & Co.	07/17/20	806
CHF	1,201,901	USD	1,263,858	Brown Brothers Harriman & Co.	07/17/20	5,303
USD	511,748	GBP	411,964	Brown Brothers Harriman & Co.	07/17/20	1,231
NOK	12,608,330	USD	1,300,483	Brown Brothers Harriman & Co.	07/17/20	9,516
USD	627,880	CAD	859,127	Brown Brothers Harriman & Co.	07/17/20	(4,976)
USD	539,824	GBP	439,318	Brown Brothers Harriman & Co.	07/17/20	(4,590)
CAD	427,742	USD	314,458	Brown Brothers Harriman & Co.	07/17/20	628
CAD	632,665	USD	466,172	Brown Brothers Harriman & Co.	07/17/20	(134)
NZD	1,041,882	USD	669,027	Brown Brothers Harriman & Co.	07/17/20	3,324
EUR	321,335	USD	363,474	Brown Brothers Harriman & Co.	07/17/20	(2,329)
SEK	3,896,542	USD	416,053	Brown Brothers Harriman & Co.	07/17/20	2,194
CAD	7,913,217	USD	5,852,603	Brown Brothers Harriman & Co.	07/17/20	(23,517)
USD	408,468	CHF	392,536	Brown Brothers Harriman & Co.	07/17/20	(6,034)
SEK	3,732,820	USD	406,323	Brown Brothers Harriman & Co.	07/17/20	(5,649)
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	3,792,887	USD	409,262	Brown Brothers Harriman & Co.	07/17/20	$(2,142)
NOK	2,859,873	USD	308,640	Brown Brothers Harriman & Co.	07/17/20	(11,500)
USD	1,151,886	GBP	914,657	Brown Brothers Harriman & Co.	07/17/20	18,418
USD	997,368	CHF	940,736	Brown Brothers Harriman & Co.	07/17/20	3,987
JPY	47,003,551	USD	439,950	Brown Brothers Harriman & Co.	07/17/20	(4,545)
JPY	94,458,999	USD	881,650	Brown Brothers Harriman & Co.	07/17/20	(6,653)
AUD	2,147,554	USD	1,478,757	Brown Brothers Harriman & Co.	07/17/20	3,409
MXN	10,250,138	USD	463,000	Brown Brothers Harriman & Co.	08/14/20	(19,700)
EUR	719,709	USD	815,477	Citibank N.A.	07/17/20	(6,607)
SEK	3,740,932	USD	407,357	Citibank N.A.	07/17/20	(5,813)
CHF	542,861	USD	572,569	Citibank N.A.	07/17/20	671
USD	560,830	SEK	5,232,761	Citibank N.A.	07/17/20	(843)
EUR	555,002	USD	625,297	Citibank N.A.	07/17/20	(1,538)
AUD	540,894	USD	370,421	Citibank N.A.	07/17/20	2,885
USD	852,628	GBP	682,861	Citibank N.A.	07/17/20	6,408
USD	677,261	CHF	645,899	Citibank N.A.	07/17/20	(4,783)
USD	568,434	SEK	5,324,382	Citibank N.A.	07/17/20	(3,074)
USD	575,118	SEK	5,422,205	Citibank N.A.	07/17/20	(6,891)
EUR	828,974	USD	931,458	Citibank N.A.	07/17/20	215
USD	791,665	GBP	630,000	Citibank N.A.	07/17/20	10,953
USD	389,183	CAD	527,794	Citibank N.A.	07/17/20	396
SEK	3,899,929	USD	418,063	Citibank N.A.	07/17/20	547
USD	375,915	CHF	361,389	Citibank N.A.	07/17/20	(5,698)
CHF	545,924	USD	574,860	Citibank N.A.	07/17/20	1,614
JPY	77,406,833	USD	722,869	Citibank N.A.	07/17/20	(5,830)
KRW	2,556,861,130	USD	2,092,820	Citibank N.A.	08/07/20	39,142
CNY	4,827,638	USD	677,485	Citibank N.A.	08/07/20	4,243
ILS	792,296	USD	226,361	Citibank N.A.	08/07/20	2,580
USD	701,317	PLN	2,955,312	Citibank N.A.	08/07/20	(45,762)
USD	2,503,348	RUB	185,494,346	Citibank N.A.	08/07/20	(90,550)
IDR	243,159,750	USD	15,968	Citibank N.A.	08/07/20	660
USD	2,293,987	CLP	1,793,393,157	Citibank N.A.	08/14/20	109,073
USD	728,000	CLP	586,214,720	Citibank N.A.	08/14/20	13,807
CLP	192,821,040	USD	233,527	Citibank N.A.	08/14/20	1,389
USD	339,165	EUR	298,540	Deutsche Bank AG	07/17/20	3,640
NOK	2,783,965	USD	291,622	Deutsche Bank AG	07/17/20	(2,369)
JPY	2,754,168,778	USD	25,361,417	Deutsche Bank AG	07/17/20	151,120
USD	2,239,600	GBP	1,800,000	Deutsche Bank AG	07/17/20	8,992
JPY	2,449,629	USD	22,920	Deutsche Bank AG	07/17/20	(228)
USD	530,188	NZD	824,508	Deutsche Bank AG	07/17/20	(1,887)
USD	3,083,272	PEN	10,598,747	Deutsche Bank AG	08/14/20	93,048
USD	2,304,272	ZAR	43,514,785	HSBC Bank USA N.A.	08/07/20	(193,102)
MXN	11,959	USD	520	HSBC Bank USA N.A.	08/14/20	(3)
PEN	6,551,449	USD	1,908,974	HSBC Bank USA N.A.	08/14/20	(60,615)
EUR	405,443	USD	453,768	JPMorgan Chase Bank N.A.	07/17/20	1,904
USD	19,088	PHP	966,184	JPMorgan Chase Bank N.A.	08/07/20	(296)
USD	341,466	CZK	8,668,250	JPMorgan Chase Bank N.A.	08/07/20	(24,009)
USD	2,148,121	TRY	15,907,465	JPMorgan Chase Bank N.A.	08/07/20	(150,887)
USD	567,791	SEK	5,369,317	Morgan Stanley Capital Services LLC	07/17/20	(8,540)
USD	542,525	GBP	430,515	Morgan Stanley Capital Services LLC	07/17/20	9,020
EUR	340,327	USD	385,029	Morgan Stanley Capital Services LLC	07/17/20	(2,539)
USD	396,437	CHF	378,902	Morgan Stanley Capital Services LLC	07/17/20	(3,668)
USD	458,740	EUR	405,663	Morgan Stanley Capital Services LLC	07/17/20	2,822
USD	359,683	NOK	3,431,502	Morgan Stanley Capital Services LLC	07/17/20	3,152
AUD	5,257,327	USD	3,602,942	Morgan Stanley Capital Services LLC	07/17/20	25,478
USD	412,084	CHF	395,939	Morgan Stanley Capital Services LLC	07/17/20	(6,012)
SEK	1,716,877	USD	183,293	Morgan Stanley Capital Services LLC	07/17/20	993
USD	1,093,457	NOK	10,456,571	Morgan Stanley Capital Services LLC	07/17/20	7,024
USD	569,943	SEK	5,295,542	Morgan Stanley Capital Services LLC	07/17/20	1,530
UAH	8,564,560	USD	310,591	Morgan Stanley Capital Services LLC	08/07/20	7,659
EUR	31,913,211	USD	35,686,224	Standard Chartered Bank	07/17/20	180,590
EUR	590,341	USD	662,830	Standard Chartered Bank	07/17/20	646
USD	99,099	JPY	10,626,961	Standard Chartered Bank	07/17/20	658
CHF	3,813,044	USD	3,965,109	Standard Chartered Bank	07/17/20	61,315
KZT	163,585,695	USD	376,709	Standard Chartered Bank	08/07/20	21,737
PEN	2,129,058	USD	624,962	Standard Chartered Bank	08/14/20	(24,291)
PEN	173,707	USD	50,274	Standard Chartered Bank	08/14/20	(1,266)
CLP	1,466,532,080	USD	1,904,463	Standard Chartered Bank	08/14/20	(117,768)
HKD	379,429	USD	48,902	State Street Bank and Trust Co.	08/07/20	44
ZAR	7,329,316	USD	439,000	State Street Bank and Trust Co.	08/07/20	(18,360)
						$(383,158)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	5	09/15/20	$513,393	$(31)
Australia 3-Year Bond	36	09/15/20	2,908,177	(1,318)
CBOE Volatility Index	8	08/19/20	254,600	(11,896)
Euro-Bobl 5-Year	77	09/08/20	11,676,995	71,819
Euro-Buxl® 30-year German Government Bond	11	09/08/20	2,718,362	70,507
Euro-OAT	53	09/08/20	9,982,754	157,219
Euro-Schatz	48	09/08/20	6,047,456	6,420
Japanese Government Bonds 10-Year Mini	30	09/11/20	4,219,866	(9,268)
Long Gilt	20	09/28/20	3,410,983	9,976
Long-Term Euro-BTP	18	09/08/20	2,909,671	48,191
U.S. Treasury 2-Year Note	21	09/30/20	4,637,391	2,672
U.S. Treasury Ultra Long Bond	17	09/21/20	3,708,656	15,967
			$52,988,304	$360,258
Short Contracts:
Euro-Bund	(8)	09/08/20	(1,586,554)	(17,455)
U.S. Treasury 10-Year Note	(17)	09/21/20	(2,365,922)	(6,102)
U.S. Treasury 5-Year Note	(84)	09/30/20	(10,562,344)	(22,974)
U.S. Treasury Long Bond	(5)	09/21/20	(892,812)	(3,667)
U.S. Treasury Ultra 10-Year Note	(71)	09/21/20	(11,181,391)	(43,374)
			$(26,589,023)	$(93,572)

At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.283%	Semi-Annual	04/14/30	CAD	2,300,000	$43,876	$43,876
Pay	3-month CAD-CDOR	Semi-Annual	2.960	Semi-Annual	11/21/44	CAD	1,000,000	252,316	252,316
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR	2,400,000	49,535	49,535
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR	100,000	2,174	2,174
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	900,000	8,361	8,361
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	1,454,539	1,454,539
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	277,200,000	171,991	171,991
Pay	3-month USD-LIBOR	Quarterly	0.634	Semi-Annual	03/10/25	USD	2,000,000	30,834	30,834
Pay	3-month USD-LIBOR	Quarterly	0.325	Semi-Annual	07/28/25	USD	1,977,000	(425)	(425)
Pay	3-month USD-LIBOR	Quarterly	0.343	Semi-Annual	07/28/25	USD	2,482,000	1,648	1,648
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	239,093	239,093
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	99,134	99,134
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	496,759	496,759
Pay	3-month USD-LIBOR	Quarterly	0.624	Semi-Annual	07/20/30	USD	330,000	(525)	(525)
Pay	3-month USD-LIBOR	Quarterly	0.631	Semi-Annual	07/20/30	USD	1,747,000	(1,450)	(1,450)
Pay	3-month USD-LIBOR	Quarterly	0.678	Semi-Annual	07/20/30	USD	900,000	3,422	3,422
Pay	3-month USD-LIBOR	Quarterly	0.683	Semi-Annual	07/20/30	USD	866,000	3,721	3,721
Pay	3-month USD-LIBOR	Quarterly	0.712	Semi-Annual	07/20/30	USD	421,000	3,019	3,019
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	148,038	148,038
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	339,500	339,500
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR	100,000	(270)	(270)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR	500,000	(162,665)	(162,665)
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	200,000	(11,035)	(11,035)
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	4,000,000	(21,260)	(21,260)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	7,500,000	(52,898)	(52,898)
Receive	3-month USD-LIBOR	Quarterly	0.284	Semi-Annual	06/26/21	USD	10,000,000	(2,453)	(2,453)
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	11,000,000	(177,393)	(177,393)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(1,014,834)	(1,014,834)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(136,232)	(136,232)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(127,797)	(127,797)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(484,270)	(484,270)
Receive	3-month USD-LIBOR	Quarterly	0.363	Semi-Annual	06/26/25	USD	18,000,000	(35,989)	(35,989)
Receive	3-month USD-LIBOR	Quarterly	0.328	Semi-Annual	07/28/25	USD	656,000	—	—
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	(428,561)	(428,561)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(290,828)	(290,828)
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(177,186)	(177,186)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(170,590)	(170,590)
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	(317,685)	(317,685)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	1.807%	Semi-Annual	12/18/29	USD	2,250,000	$(252,418)	$(252,418)
Receive	3-month USD-LIBOR	Quarterly	0.642	Semi-Annual	07/20/30	USD	620,000	—	—
Receive	3-month USD-LIBOR	Quarterly	0.674	Semi-Annual	07/20/30	USD	292,000	(1,090)	(1,090)
Receive	3-month USD-LIBOR	Quarterly	0.693	Semi-Annual	07/20/30	USD	437,000	(2,296)	(2,296)
Receive	3-month USD-LIBOR	Quarterly	0.705	Semi-Annual	07/20/30	USD	323,000	(2,103)	(2,103)
Receive	3-month USD-LIBOR	Quarterly	0.645	Semi-Annual	07/21/30	USD	2,078,000	—	—
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(85,978)	(85,978)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(155,654)	(155,654)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(168,559)	(168,559)
								$(934,484)	$(934,484)

At June 30, 2020, the following over-the-counter-total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	Fixed/ Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government Bonds 30-Year	At Termination	-0.06%	At Termination	BNP Paribas	08/13/20	JPY	230,000,000	$(55,932)	$—	$(55,932)
Receive	Japanese Government Bonds 20-Year	At Termination	-0.06%	At Termination	BNP Paribas	08/20/20	JPY	50,000,000	(4,743)	—	(4,743)
Receive	Japanese Government Bonds 5-Year	At Termination	-0.06%	At Termination	BNP Paribas	09/11/20	JPY	1,457,000,000	(6,647)	—	(6,647)
Receive	Japanese Government Bonds 20-Year	At Termination	-0.05%	At Termination	Citibank N.A.	09/25/20	JPY	345,000,000	(8,013)	—	(8,013)
									$(75,335)	$—	$(75,335)

At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200	USD	33,691	2,738,290	$34,052	$34,980
iShares Russell 2000 ETF	Citibank N.A.	Put	07/17/20	119.000	USD	7,949	1,138,138	35,566	2,549
								$69,618	$37,529

At June 30, 2020, the following over-the-counter purchased foreign currency dual digital options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price(4)		Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Citibank N.A.	08/14/20	0.6286 104.92 USD	&	216,000	$17,280	$1,242
						$17,280	$1,242

At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640	USD	2,594,000	$14,940	$10,263
Call USD vs. Put AUD	Capital Services LLC	Morgan Stanley 09/16/20	0.640	USD	1,880,000	14,297	7,679
						$29,237	$17,942

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	0.677%	3-month USD-LIBOR	07/20/20	USD	3,578,000	$27,103	$(27,759)
Call on 5-Year Interest Rate Swap(2)	BNP Paribas	Pay	0.370%	3-month USD-LIBOR	07/27/20	USD	7,107,000	15,547	(23,644)
Call on 5-Year Interest Rate Swap(2)	BNP Paribas	Pay	0.374%	3-month USD-LIBOR	07/23/20	USD	6,967,000	15,415	(23,088)
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Receive	0.677%	3-month USD-LIBOR	07/20/20	USD	3,578,000	27,103	(15,206)
Put on 5-Year Interest Rate Swap(3)	BNP Paribas	Receive	0.370%	3-month USD-LIBOR	07/27/20	USD	7,107,000	15,547	(8,503)
Put on 5-Year Interest Rate Swap(3)	BNP Paribas	Receive	0.374%	3-month USD-LIBOR	07/23/20	USD	6,967,000	15,414	(6,841)
								$116,129	$(105,041)

(1)  The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

(2)  Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)  Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(4)  The Portfolio will receive payment from the counterparty if both the AUD/USD exchange rate is less than or equal to 0.6286 and the USD/JPY exchange rate is less than or equal to 104.92 at expiration.

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CNY — Chinese Yuan

CZK — Czech Koruna

DKK — Danish Krone

EUR — EU Euro

GBP — British Pound

HKD — Hong Kong Sar Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

KZT — Kazakhstan Tenge

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

UAH — Ukranian Hryvnia

ZAR — South African Rand

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$34,980
Equity contracts	Investments in securities at value*	2,549
Foreign exchange contracts	Investments in securities at value*	19,184
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	951,221
Equity contracts	Net Assets — Unrealized appreciation**	71,819
Interest rate contracts	Net Assets — Unrealized appreciation**	310,952
Interest rate contracts	Net Assets — Unrealized appreciation***	3,347,960
Total Asset Derivatives		$4,738,665
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,334,379
Interest rate contracts	Net Assets — Unrealized depreciation**	116,085
Interest rate contracts	Net Assets — Unrealized depreciation***	4,282,444
Interest rate contracts	Unrealized depreciation on OTC swap agreements	75,335
Interest rate contracts	Written options, at fair value	105,041
Total Liability Derivatives		$5,913,284

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$14,554	$—	$—	$14,554
Credit Contracts	—	—	—	1,314,644	9,276	1,323,920
Foreign exchange contracts	(70,745)	1,447,783	—	(36,105)	87,194	1,428,127
Interest rate contracts	95,304	—	(1,143,347)	(1,379,092)	987,863	(1,439,272)
Total	$24,559	$1,447,783	$(1,128,793)	$(100,553)	$1,084,333	$1,327,329
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$(1,017)	$—	$71,819	$—	$—	$70,802
Credit contracts	928	—	—	(72,103)	—	(71,175)
Foreign exchange contracts	2,433	(1,181,447)	—	31,815	(62,124)	(1,209,323)
Interest rate contracts	1,061	—	375,389	(1,774,082)	11,088	(1,386,544)
Total	$3,405	$(1,181,447)	$447,208	$(1,814,370)	$(51,036)	$(2,596,240)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

	Barclays Bank PLC	BNP Paribas	Brown Brothers Harrmian & Co.	Citibank N.A.	Deutsche Bank AG	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$—	$49,034	$—	$—	$—	$7,679	$—	$—	$56,713
Forward foreign currency contracts	—	102,498	72,768	194,583	256,800	—	1,904	57,678	264,946	44	951,221
Total Assets	$—	$102,498	$72,768	$243,617	$256,800	$—	$1,904	$65,357	$264,946	$44	$1,007,934
Liabilities:
Forward foreign currency contracts	$88,898	$356,046	$96,206	$177,389	$4,484	$253,720	$175,192	$20,759	$143,325	$18,360	$1,334,379
Total return swaps	—	67,322	—	8,013	—	—	—	—	—	—	75,335
Written options	—	105,041	—	—	—	—	—	—	—	—	105,041
Total Liabilities	$88,898	$528,409	$96,206	$185,402	$4,484	$253,720	$175,192	$20,759	$143,325	$18,360	$1,514,755
Net OTC derivative instruments by counterparty, at fair value	$(88,898)	$(425,911)	$(23,438)	$58,215	$252,316	$(253,720)	$(173,288)	$44,598	$121,621	$(18,316)	(506,821)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$310,000	$—	$—	$(252,316)	$—	$—	$—	$(112,621)	$—	$(54,937)
Net Exposure(1)(2)	$(88,898)	$(115,911)	$(23,438)	$58,215	$—	$(253,720)	$(173,288)	$44,598	$9,000	$(18,316)	$(561,758)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)  At June 30, 2020 the Portfolio received $500,000 and $240,000 in cash collateral from BNP Paribas and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $204,558,405.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,980,501
Gross Unrealized Depreciation	(15,726,539)
Net Unrealized Depreciation	$(2,746,038)

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED)

Geographic Diversification
as of June 30, 2020
(as a percentage of net assets)

Japan	25.9%
United Kingdom	12.8%
Switzerland	11.4%
France	7.7%
Australia	6.9%
Germany	6.2%
Italy	4.5%
Hong Kong	3.8%
Denmark	3.6%
Netherlands	3.6%
Countries between 0.3%-3.3%^	11.7%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

* Includes short-term investments and exchange-traded funds.

^ Includes 10 countries, which each represents 0.3% - 3.3% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 6.9%
826,695		Aurizon Holdings Ltd.	$2,813,132	0.7
272,264		Australia & New Zealand Banking Group Ltd.	3,532,654	0.9
301,434		Fortescue Metals Group Ltd.	2,930,434	0.8
73,511		Rio Tinto Ltd.	5,033,547	1.3
93,238		Wesfarmers Ltd.	2,898,965	0.8
2,417,007		Other Securities	9,197,341	2.4
			26,406,073	6.9
		Belgium: 1.0%
46,270	(1)	Other Securities	3,701,899	1.0
		China: 0.7%
882,500		BOC Hong Kong Holdings Ltd.	2,825,672	0.7
		Denmark: 3.6%
19,189		Coloplast A/S	2,990,951	0.8
88,058		Novo Nordisk A/S	5,736,779	1.5
48,656		Pandora A/S	2,657,323	0.7
19,056		Other Securities	2,526,981	0.6
			13,912,034	3.6
		Finland: 3.3%
45,332		Kone Oyj	3,126,507	0.8
79,170		Sampo OYJ	2,728,961	0.7
162,387		Other Securities	6,756,584	1.8
			12,612,052	3.3
Shares				Value	Percentage of Net Assets
			France: 7.7%
18,247			Dassault Systemes SE	$3,167,536	0.8
268,184			Orange SA	3,206,921	0.8
56,538			Sanofi	5,765,982	1.5
785,291	(1	),(2)	Other Securities	17,696,166	4.6
				29,836,605	7.7
			Germany: 6.0%
47,753			BASF SE	2,682,241	0.7
19,178			Deutsche Boerse AG	3,470,756	0.9
98,133	(3)		Deutsche Post AG	3,603,415	0.9
170,442			Deutsche Telekom AG	2,859,873	0.8
590,668	(1)		Other Securities	10,476,574	2.7
				23,092,859	6.0
			Hong Kong: 3.8%
515,500			MTR Corp.	2,680,986	0.7
3,737,900			Other Securities	11,904,454	3.1
				14,585,440	3.8
			Ireland: 0.3%
37,253			Other Securities	1,282,252	0.3
			Israel: 0.9%
778,183			Other Securities	3,595,341	0.9
			Italy: 4.5%
1,747,599	(3)		Intesa Sanpaolo SpA	3,358,328	0.9
1,449,960			Other Securities	13,951,437	3.6
				17,309,765	4.5

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Japan: 25.9%
141,300	(4)	Canon, Inc.	$2,818,657	0.7
143,800		Itochu Corp.	3,111,519	0.8
218,500		Mitsubishi Chemical Holdings Corp.	1,274,219	0.3
120,900		Mitsubishi Corp.	2,554,826	0.7
84,000		Mitsubishi Heavy Industries Ltd.	1,983,249	0.5
99,000		MS&AD Insurance Group Holdings, Inc.	2,726,332	0.7
57,000		NEC Corp.	2,738,604	0.7
6,100		Nintendo Co., Ltd.	2,727,120	0.7
123,900		NTT DoCoMo, Inc.	3,289,300	0.8
121,100		Pan Pacific International Holdings Corp.	2,666,221	0.7
34,200		Secom Co., Ltd.	3,000,800	0.8
137,900		Sekisui House Ltd.	2,632,809	0.7
44,500		Shionogi & Co., Ltd.	2,791,636	0.7
244,300		Softbank Corp.	3,113,905	0.8
104,400		Sumitomo Mitsui Financial Group, Inc.	2,946,356	0.8
47,600		Trend Micro, Inc.	2,660,102	0.7
2,271,700		Other Securities	56,842,128	14.8
			99,877,783	25.9
		Netherlands: 3.6%
75,765		Koninklijke Ahold Delhaize NV	2,064,894	0.5
224,026		Koninklijke KPN NV	595,887	0.2
19,299	(3)	Koninklijke Philips NV	900,250	0.2
82,939		Unilever NV	4,422,102	1.2
40,004		Wolters Kluwer NV	3,124,526	0.8
58,124		Other Securities	2,599,004	0.7
			13,706,663	3.6
		New Zealand: 0.3%
399,964		Other Securities	1,183,357	0.3
		Norway: 0.4%
179,015		Other Securities	1,571,679	0.4
		Singapore: 0.9%
1,288,800		Other Securities	3,580,804	0.9
		Spain: 2.6%
105,798		Ferrovial SA - FERE	2,827,966	0.8
742,514		Other Securities	7,033,830	1.8
			9,861,796	2.6
		Sweden: 1.3%
268,809	(1)	Other Securities	4,894,762	1.3
Shares			Value	Percentage of Net Assets
		Switzerland: 11.4%
3,461		EMS-Chemie Holding AG	$2,688,863	0.7
60,159		LafargeHolcim Ltd.-CHF	2,650,367	0.7
107,892		Nestle SA	11,962,054	3.1
76,653		Novartis AG	6,678,091	1.7
27,219		Roche Holding AG	9,430,010	2.5
10,587		Zurich Insurance Group AG	3,751,297	1.0
87,663		Other Securities	6,675,468	1.7
			43,836,150	11.4
		United Kingdom: 12.8%
93,731	(5)	Auto Trader Group PLC	610,257	0.2
865,540		BP PLC	3,315,910	0.9
41,826		Croda International PLC	2,716,625	0.7
264,989		GlaxoSmithKline PLC	5,352,679	1.4
27,747		London Stock Exchange Group PLC	2,885,545	0.7
160,875		Relx PLC (GBP Exchange)	3,723,563	1.0
1,857,705		Royal Bank of Scotland Group PLC	2,788,862	0.7
146,896		Smith & Nephew PLC	2,737,198	0.7
71,344		Unilever PLC	3,848,359	1.0
3,660,144	(1)	Other Securities	21,291,782	5.5
			49,270,780	12.8
		Total Common Stock (Cost $376,573,576)	376,943,766	97.9
EXCHANGE-TRADED FUNDS: 0.6%
39,678		Other Securities	2,415,200	0.6
		Total Exchange-Traded Funds (Cost $2,221,504)	2,415,200	0.6
PREFERRED STOCK: 0.2%
		Germany: 0.2%
5,564		Other Securities	519,084	0.2
		Total Preferred Stock (Cost $437,453)	519,084	0.2
RIGHTS: 0.0%
		Spain: 0.0%
42,337	(1)	Other Securities	20,610	0.0
		Total Rights (Cost $23,451)	20,610	0.0
		Total Long-Term Investments (Cost $379,255,984)	379,898,660	98.7

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
Repurchase Agreements: 1.0%
20,548	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $20,548, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $20,959, due 08/15/21-02/15/48)	$20,548	0.0
1,000,000	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.3
1,000,000	(6)	HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.08%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 05/15/44-03/20/50)	1,000,000	0.2
Principal Amount†			Value	Percentage of Net Assets
1,000,000	(6)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/23-07/01/50)	$1,000,000	0.2
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.3
		Total Repurchase Agreements
		Total Short-Term Investments (Cost $4,020,548)	4,020,548	1.0
		Total Investments in Securities (Cost $383,276,532)	$383,919,208	99.7
		Assets in Excess of Other Liabilities	1,036,210	0.3
		Net Assets	$384,955,418	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  The grouping contains non-income producing securities.

(2)  The grouping contains securities on loan.

(3)  Non-income producing security.

(4)  Security, or a portion of the security, is on loan.

(5)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(6)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Industrials	16.4%
Health Care	15.2
Consumer Staples	14.7
Financials	14.6
Materials	8.0
Communication Services	7.9
Information Technology	6.9
Utilities	5.9
Consumer Discretionary	5.5
Energy	1.8
Real Estate	1.2
Exchange-Traded Funds	0.6
Rights	0.0
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$26,406,073	$—	$26,406,073
Belgium	—	3,701,899	—	3,701,899
China	—	2,825,672	—	2,825,672
Denmark	—	13,912,034	—	13,912,034
Finland	—	12,612,052	—	12,612,052
France	—	29,836,605	—	29,836,605
Germany	—	23,092,859	—	23,092,859
Hong Kong	—	14,585,440	—	14,585,440
Ireland	—	1,282,252	—	1,282,252
Israel	—	3,595,341	—	3,595,341
Italy	—	17,309,765	—	17,309,765
Japan	—	99,877,783	—	99,877,783
Netherlands	4,024,776	9,681,887	—	13,706,663
New Zealand	—	1,183,357	—	1,183,357
Norway	—	1,571,679	—	1,571,679
Singapore	—	3,580,804	—	3,580,804
Spain	—	9,861,796	—	9,861,796
Sweden	—	4,894,762	—	4,894,762
Switzerland	—	43,836,150	—	43,836,150
United Kingdom	—	49,270,780	—	49,270,780
Total Common Stock	4,024,776	372,918,990	—	376,943,766
Exchange-Traded Funds	2,415,200	—	—	2,415,200
Preferred Stock	—	519,084	—	519,084
Rights	20,610	—	—	20,610
Short-Term Investments	—	4,020,548	—	4,020,548
Total Investments, at fair value	$6,460,586	$377,458,622	$—	$383,919,208

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.
See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $385,380,472.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$32,460,202
Gross Unrealized Depreciation	(33,773,333)
Net Unrealized Depreciation	$(1,313,131)

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Industrials	20.3%
Financials	20.2%
Health Care	10.7%
Information Technology	9.3%
Consumer Staples	7.4%
Consumer Discretionary	7.0%
Utilities	6.7%
Real Estate	5.2%
Materials	5.0%
Energy	2.3%
Exchange-Traded Funds	2.0%
Communication Services	1.6%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Communication Services: 1.6%
	78,139	Fox Corp. - Class B	$2,097,251	0.7
	52,066	Rogers Communications, Inc.	2,092,074	0.7
	360,362	Other Securities	606,609	0.2
			4,795,934	1.6
		Consumer Discretionary: 7.0%
	21,413	Advance Auto Parts, Inc.	3,050,282	1.0
	29,533	Genuine Parts Co.	2,568,190	0.9
498,645	(1)	Other Securities	15,260,361	5.1
			20,878,833	7.0
		Consumer Staples: 7.4%
	88,011	Conagra Brands, Inc.	3,095,347	1.0
	25,682	JM Smucker Co.	2,717,412	0.9
	118,756	Koninklijke Ahold Delhaize NV	3,236,568	1.1
	51,851	Spectrum Brands Holdings, Inc.	2,379,961	0.8
	39,522	Sysco Corp.	2,160,273	0.7
326,102	(1)	Other Securities	8,576,919	2.9
			22,166,480	7.4
		Energy: 2.3%
	63,721	ConocoPhillips	2,677,557	0.9
458,151	(1)	Other Securities	4,320,222	1.4
			6,997,779	2.3
		Financials: 20.2%
	16,301	Ameriprise Financial, Inc.	2,445,802	0.8
	37,752	Chubb Ltd.	4,780,158	1.6
	42,863	Commerce Bancshares, Inc.	2,549,063	0.9
144,342	(2)	Compass Diversified Holdings	2,488,456	0.8
Shares			Value	Percentage of Net Assets
	149,685	Home Bancshares, Inc./ Conway AR	$2,302,155	0.8
	77,017	Northern Trust Corp.	6,110,529	2.0
1,572,993	(1)	Other Securities	39,729,090	13.3
			60,405,253	20.2
		Health Care: 10.7%
	49,466	Cardinal Health, Inc.	2,581,631	0.8
	37,879	Cerner Corp.	2,596,605	0.9
125,823	(3)	Envista Holdings Corp.	2,653,607	0.9
40,728	(3)	Henry Schein, Inc.	2,378,108	0.8
	19,555	McKesson Corp.	3,000,128	1.0
	29,415	Quest Diagnostics, Inc.	3,352,133	1.1
17,793	(4)	Siemens Healthineers AG	855,272	0.3
	34,509	Universal Health Services, Inc.	3,205,541	1.1
	52,613	Zimmer Biomet Holdings, Inc.	6,279,888	2.1
123,908	(1)	Other Securities	5,056,569	1.7
			31,959,482	10.7
		Industrials: 20.3%
	16,803	Cummins, Inc.	2,911,288	1.0
	73,977	Emerson Electric Co.	4,588,793	1.5
	14,172	General Dynamics Corp.	2,118,147	0.7
	31,209	Hubbell, Inc.	3,912,360	1.3
	182,107	IMI PLC	2,077,603	0.7
	110,939	Johnson Controls International plc	3,787,458	1.3
	35,435	MSC Industrial Direct Co.	2,580,022	0.9
	14,027	Norfolk Southern Corp.	2,462,720	0.8
	182,813	nVent Electric PLC	3,424,088	1.1
	36,225	Paccar, Inc.	2,711,441	0.9
	42,302	Republic Services, Inc.	3,470,879	1.2
1,450,779	(1)	Other Securities	26,722,599	8.9
			60,767,398	20.3

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 9.3%
58,810		Applied Materials, Inc.	$3,555,064	1.2
18,435	(3)	F5 Networks, Inc.	2,571,314	0.9
126,569		HP, Inc.	2,206,098	0.7
44,877		Maxim Integrated Products	2,719,995	0.9
27,802		TE Connectivity Ltd.	2,267,253	0.8
405,988	(1)	Other Securities	14,358,438	4.8
			27,678,162	9.3
		Materials: 5.0%
259,424		Graphic Packaging Holding Co.	3,629,342	1.2
122,412		Mondi PLC	2,289,705	0.8
25,345		Packaging Corp. of America	2,529,431	0.8
58,106		Sonoco Products Co.	3,038,363	1.0
187,095		Other Securities	3,610,140	1.2
			15,096,981	5.0
		Real Estate: 5.2%
136,466		Weyerhaeuser Co.	3,065,026	1.0
670,093		Other Securities	12,393,187	4.2
			15,458,213	5.2
		Utilities: 6.7%
53,318		Edison International	2,895,701	1.0
52,312		NorthWestern Corp.	2,852,050	1.0
45,897		Pinnacle West Capital Corp.	3,363,791	1.1
36,296		Xcel Energy, Inc.	2,268,500	0.8
120,679		Other Securities	8,522,359	2.8
			19,902,401	6.7
		Total Common Stock (Cost $306,076,088)	286,106,916	95.7
EXCHANGE-TRADED FUNDS: 2.0%
78,635		iShares Russell Mid-Cap Value ETF	6,017,936	2.0
		Total Exchange-Traded Funds (Cost $5,607,826)	6,017,936	2.0
		Total Long-Term Investments (Cost $311,683,914)	292,124,852	97.7
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
5,272,983	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $5,272,983)	$5,272,983	1.8
		Total Short-Term Investments (Cost $5,272,983)	5,272,983	1.8
		Total Investments in Securities (Cost $316,956,897)	$297,397,835	99.5
		Assets in Excess of Other Liabilities	1,525,139	0.5
		Net Assets	$298,922,974	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  The grouping contains non-income producing securities.

(2)  Security is a Master Limited Partnership.

(3)  Non-income producing security.

(4)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)  Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$4,795,934	$—	$—	$4,795,934
Consumer Discretionary	18,876,407	2,002,426	—	20,878,833
Consumer Staples	17,140,894	5,025,586	—	22,166,480
Energy	6,997,779	—	—	6,997,779
Financials	60,405,253	—	—	60,405,253
Health Care	31,104,210	855,272	—	31,959,482
Industrials	55,434,225	5,333,173	—	60,767,398
Information Technology	27,678,162	—	—	27,678,162
Materials	12,807,276	2,289,705	—	15,096,981
Real Estate	15,458,213	—	—	15,458,213
Utilities	19,902,401	—	—	19,902,401
Total Common Stock	270,600,754	15,506,162	—	286,106,916
Exchange-Traded Funds	6,017,936	—	—	6,017,936
Short-Term Investments	5,272,983	—	—	5,272,983
Total Investments, at fair value	$281,891,673	$15,506,162	$—	$297,397,835
Other Financial Instruments+
Forward Foreign Currency Contracts	—	72,957	—	72,957
Total Assets	$281,891,673	$15,579,119	$—	$297,470,792
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,133)	$—	$(5,133)
Total Liabilities	$—	$(5,133)	$—	$(5,133)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	4,062,452	USD	37,890	Bank of America N.A.	09/30/20	$(218)
JPY	4,544,935	USD	42,468	Bank of America N.A.	09/30/20	(321)
JPY	4,308,351	USD	40,235	Bank of America N.A.	09/30/20	(282)
USD	1,181,695	JPY	125,817,435	Bank of America N.A.	09/30/20	14,953
JPY	4,084,391	USD	37,905	Bank of America N.A.	09/30/20	229
EUR	175,840	USD	197,851	Credit Suisse AG	09/30/20	107
USD	5,433,953	EUR	4,814,859	Credit Suisse AG	09/30/20	13,463
USD	39,197	NOK	377,879	Goldman Sachs & Co.	09/30/20	(76)
USD	1,453,697	NOK	13,937,034	Goldman Sachs & Co.	09/30/20	5,244
GBP	117,858	USD	146,424	JPMorgan Chase Bank N.A.	09/30/20	(309)
USD	5,121,769	GBP	4,104,310	JPMorgan Chase Bank N.A.	09/30/20	33,423
USD	188,800	GBP	152,550	JPMorgan Chase Bank N.A.	09/30/20	(3,692)
CAD	60,631	USD	44,475	Morgan Stanley	09/30/20	193
USD	1,852,260	CAD	2,507,108	Morgan Stanley	09/30/20	5,213
CHF	80,448	USD	85,379	UBS AG	09/30/20	(235)
USD	1,472,057	CHF	1,390,748	UBS AG	09/30/20	132
						$67,824

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Currency Abbreviations

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  EU Euro

GBP  —  British Pound

JPY  —  Japanese Yen

USD  —  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$72,957
Total Asset Derivatives		$72,957
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,133
Total Liability Derivatives		$5,133

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$499,472
Total	$499,472
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$259,316
Total	$259,316

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $323,068,431.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,343,375
Gross Unrealized Depreciation	(41,804,939)
Net Unrealized Depreciation	$(25,461,564)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Financials	29.1%
Consumer Discretionary	18.7%
Information Technology	16.2%
Health Care	13.9%
Industrials	11.1%
Real Estate	7.2%
Communication Services	4.0%
Consumer Staples	0.2%
Liabilities in Excess of Other Assets	(0.4)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.4%
		Communication Services: 4.0%
636,834	(1)	Iridium Communications, Inc.	$16,201,057	3.4
199,000		Manchester United PLC - Class A	3,150,170	0.6
			19,351,227	4.0
		Consumer Discretionary: 18.7%
100,500	(1)	Bright Horizons Family Solutions, Inc.	11,778,600	2.4
326,090		Choice Hotels International, Inc.	25,728,501	5.4
96,000		Marriott Vacations Worldwide Corp.	7,892,160	1.6
445,000	(1)	Penn National Gaming, Inc.	13,590,300	2.8
112,250		Red Rock Resorts, Inc.	1,224,647	0.3
163,525		Vail Resorts, Inc.	29,786,079	6.2
			90,000,287	18.7
		Consumer Staples: 0.2%
27,000	(1)	Performance Food Group Co.	786,780	0.2
		Financials: 29.1%
424,120	(1)	Arch Capital Group Ltd.	12,151,038	2.5
162,500		Carlyle Group, Inc./The	4,533,750	0.9
177,200		Cohen & Steers, Inc.	12,058,460	2.5
40,050		Essent Group Ltd.	1,452,614	0.3
81,758		Factset Research Systems, Inc.	26,855,050	5.6
33,125		Houlihan Lokey, Inc.	1,843,075	0.4
76,618		Kinsale Capital Group, Inc.	11,891,880	2.5
52,025		Moelis & Co.	1,621,099	0.3
74,000		Morningstar, Inc.	10,431,780	2.2
127,200		MSCI, Inc. — Class A	42,461,904	8.8
127,500		Primerica, Inc.	14,866,500	3.1
			140,167,150	29.1
Shares			Value	Percentage of Net Assets
		Health Care: 13.9%
28,043	(1)	Adaptive Biotechnologies Corp.	$1,356,720	0.3
31,454	(1)	Alector, Inc.	768,736	0.2
51,523		Bio-Techne Corp.	13,605,679	2.8
117,300		Dechra Pharmaceuticals PLC	4,131,614	0.8
49,295	(1)	Denali Therapeutics, Inc.	1,191,953	0.2
71,925	(1)	Idexx Laboratories, Inc.	23,746,758	4.9
7,025	(1)	Mettler Toledo International, Inc.	5,658,989	1.2
41,550	(1)	Neogen Corp.	3,224,280	0.7
53,000	(1)	Schrodinger, Inc./ United States	4,853,210	1.0
37,520		West Pharmaceutical Services, Inc.	8,523,418	1.8
			67,061,357	13.9
		Industrials: 11.1%
49,890	(1)	BrightView Holdings, Inc.	558,768	0.1
53,000	(1)	CoStar Group, Inc.	37,665,510	7.8
501,725	(2)	Marel HF	2,595,126	0.6
95,000	(1)	Trex Co., Inc.	12,356,650	2.6
			53,176,054	11.1
		Information Technology: 16.2%
53,870	(1)	Altair Engineering, Inc.	2,141,332	0.5
100,305	(1)	ANSYS, Inc.	29,261,978	6.1
122,000	(1)	Gartner, Inc.	14,802,260	3.1
109,500	(1)	Guidewire Software, Inc.	12,138,075	2.5
7,000		Littelfuse, Inc.	1,194,410	0.3
225,000		SS&C Technologies Holdings, Inc.	12,708,000	2.6
21,410	(1)	Wix.com Ltd.	5,485,670	1.1
			77,731,725	16.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Real Estate: 7.2%
227		Alexander's, Inc.	$54,684	0.0
65,954		Alexandria Real Estate Equities, Inc.	10,701,037	2.2
40,000		American Assets Trust, Inc.	1,113,600	0.2
309,150		Douglas Emmett, Inc.	9,478,539	2.0
29,000	(1)	Forestar Group, Inc.	437,320	0.1
370,266		Gaming and Leisure Properties, Inc.	12,807,501	2.7
			34,592,681	7.2
		Total Common Stock (Cost $126,821,268)	$482,867,261	100.4
		Liabilities in Excess of Other Assets	(1,923,779)	(0.4)
		Net Assets	$480,943,482	100.0

(1)  Non-income producing security.

(2)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,351,227	$—	$—	$19,351,227
Consumer Discretionary	90,000,287	—	—	90,000,287
Consumer Staples	786,780	—	—	786,780
Financials	140,167,150	—	—	140,167,150
Health Care	62,929,743	4,131,614	—	67,061,357
Industrials	50,580,928	2,595,126	—	53,176,054
Information Technology	77,731,725	—	—	77,731,725
Real Estate	34,592,681	—	—	34,592,681
Total Common Stock	476,140,521	6,726,740	—	482,867,261
Total Investments, at fair value	$476,140,521	$6,726,740	$—	$482,867,261

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $129,957,827.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$354,835,236
Gross Unrealized Depreciation	(1,925,799)
Net Unrealized Appreciation	$352,909,437

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Information Technology	30.5%
Health Care	12.8%
Communication Services	12.5%
Consumer Discretionary	12.0%
Financials	11.1%
Industrials	6.9%
Consumer Staples	4.6%
Energy	3.2%
Materials	3.0%
Utilities	1.6%
Real Estate	1.2%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 12.5%
24,520		Activision Blizzard, Inc.	$1,861,068	1.0
2,463	(1)	Alphabet, Inc. - Class A	3,492,657	1.9
2,619	(1)	Alphabet, Inc. - Class C	3,702,245	2.1
113,229		Comcast Corp. - Class A	4,413,666	2.5
19,460	(1)	Facebook, Inc.- Class A	4,418,782	2.5
25,063	(1)	T-Mobile US, Inc.	2,610,312	1.5
16,925		Walt Disney Co.	1,887,307	1.0
			22,386,037	12.5
		Consumer Discretionary: 12.0%
3,780	(1)	Amazon.com, Inc.	10,428,340	5.8
22,190	(1)	Dollar Tree, Inc.	2,056,569	1.2
46,820		eBay, Inc.	2,455,709	1.4
28,899		Lowe's Cos, Inc.	3,904,833	2.2
8,406	(2)	Other Securities	2,574,515	1.4
			21,419,966	12.0
		Consumer Staples: 4.6%
56,731		Conagra Brands, Inc.	1,995,229	1.1
41,470		Mondelez International, Inc.	2,120,361	1.2
36,820		Philip Morris International, Inc.	2,579,609	1.4
24,190		Other Securities	1,616,064	0.9
			8,311,263	4.6
		Energy: 3.2%
84,178		Canadian Natural Resources Ltd.	1,467,222	0.8
32,261		Chevron Corp.	2,878,649	1.6
25,709		Other Securities	1,302,418	0.8
			5,648,289	3.2
Shares			Value	Percentage of Net Assets
		Financials: 11.1%
8,955		Aon PLC	$1,724,733	1.0
25,918	(1)	Berkshire Hathaway, Inc. - Class B	4,626,622	2.6
5,149		BlackRock, Inc.	2,801,519	1.6
43,438		JPMorgan Chase & Co.	4,085,778	2.3
49,576		Morgan Stanley	2,394,521	1.3
105,142		Other Securities	4,223,311	2.3
			19,856,484	11.1
		Health Care: 12.8%
20,843		Abbott Laboratories	1,905,676	1.1
6,887		Anthem, Inc.	1,811,143	1.0
5,815		Becton Dickinson & Co.	1,391,355	0.8
10,713		Cigna Corp.	2,010,294	1.1
28,442		Johnson & Johnson	3,999,799	2.3
37,093		Medtronic PLC	3,401,428	1.9
19,020		Merck & Co., Inc.	1,470,817	0.8
51,206		Pfizer, Inc.	1,674,436	0.9
17,420		Quest Diagnostics, Inc.	1,985,183	1.1
32,465	(2)	Other Securities	3,151,977	1.8
			22,802,108	12.8
		Industrials: 6.9%
68,655		Carrier Global Corp.	1,525,514	0.8
4,715		Northrop Grumman Corp.	1,449,580	0.8
28,090		Raytheon Technologies Corp.	1,730,906	1.0
19,325		Stanley Black & Decker, Inc.	2,693,518	1.5
15,510		Union Pacific Corp.	2,622,276	1.5
55,134	(2)	Other Securities	2,366,033	1.3
			12,387,827	6.9

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: 30.5%
7,110	(1)		Adobe, Inc.	$3,095,054	1.7
31,556			Apple, Inc.	11,511,629	6.5
10,380			Automatic Data Processing, Inc.	1,545,478	0.9
35,165			Cisco Systems, Inc.	1,640,096	0.9
25,370			Fidelity National Information Services, Inc.	3,401,863	1.9
21,357	(1)		Fiserv, Inc.	2,084,870	1.2
5,650			Intuit, Inc.	1,673,473	0.9
6,765			Lam Research Corp.	2,188,207	1.2
12,791			Mastercard, Inc. - Class A	3,782,299	2.1
59,190			Microsoft Corp.	12,045,757	6.7
4,080			Nvidia Corp.	1,550,033	0.9
8,975	(1)		PayPal Holdings, Inc.	1,563,714	0.9
20,105			TE Connectivity Ltd.	1,639,563	0.9
89,314	(2)		Other Securities	6,755,803	3.8
				54,477,839	30.5
			Materials: 3.0%
6,070			Air Products & Chemicals, Inc.	1,465,662	0.8
38,015			Newmont Corp.	2,347,046	1.3
36,437			Other Securities	1,531,020	0.9
				5,343,728	3.0
			Real Estate: 1.2%
8,200			American Tower Corp.	2,120,028	1.2
			Utilities: 1.6%
88,345			Other Securities	2,875,773	1.6
			Total Common Stock (Cost $159,799,600)	177,629,342	99.4
OTHER(3): —%
			Materials: —%
649,000	(4	),(5)	SINO Forest Corp. (Escrow)	—	—
			Total Other (Cost $—)	—	—
			Total Long-Term Investments (Cost $159,799,600)	177,629,342	99.4
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
920,047	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $920,047)	$920,047	0.5
		Total Short-Term Investments (Cost $920,047)	920,047	0.5
		Total Investments in Securities (Cost $160,719,647)	$178,549,389	99.9
		Assets in Excess of Other Liabilities	168,927	0.1
		Net Assets	$178,718,316	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)  Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$177,629,342	$—	$—	$177,629,342
Other	—	—	—	—
Short-Term Investments	920,047	—	—	920,047
Total Investments, at fair value	$178,549,389	$—	$—	$178,549,389

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$—	$—
		$—	$—

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $160,862,964.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$19,801,030
Gross Unrealized Depreciation	(2,114,604)
Net Unrealized Appreciation	$17,686,426

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Financials	26.7%
Information Technology	14.1%
Industrials	13.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Health Care	6.7%
Materials	6.3%
Utilities	5.4%
Energy	3.7%
Consumer Staples	3.5%
Communication Services	2.8%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 2.8%
20,500		Nexstar Media Group, Inc.	$1,715,645	1.5
148,100	(1)	Vonage Holdings Corp.	1,489,886	1.3
			3,205,531	2.8
		Consumer Discretionary: 7.8%
48,600		KB Home	1,491,048	1.3
14,300	(1)	TopBuild Corp.	1,626,911	1.4
19,300	(1)	Visteon Corp.	1,322,050	1.2
145,100	(2)	Other Securities	4,540,660	3.9
			8,980,669	7.8
		Consumer Staples: 3.5%
54,000	(1)	BellRing Brands, Inc.	1,076,760	0.9
46,800	(1)	BJ's Wholesale Club Holdings, Inc.	1,744,236	1.5
29,000	(1)	TreeHouse Foods, Inc.	1,270,200	1.1
			4,091,196	3.5
		Energy: 3.7%
178,000	(1)	WPX Energy, Inc.	1,135,640	1.0
333,997		Other Securities	3,122,100	2.7
			4,257,740	3.7
		Financials: 26.7%
24,400		Amerisafe, Inc.	1,492,304	1.3
67,000		Atlantic Union Bankshares Corp.	1,551,720	1.4
51,400	(1)	Axos Financial, Inc.	1,134,912	1.0
49,900		Cathay General Bancorp.	1,312,370	1.1
32,400		Community Bank System, Inc.	1,847,448	1.6
29,400		Houlihan Lokey, Inc.	1,635,816	1.4
24,300		Independent Bank Corp.	1,630,287	1.4
Shares			Value	Percentage of Net Assets
54,100		Pacific Premier Bancorp, Inc.	$1,172,888	1.0
50,800		Renasant Corp.	1,264,920	1.1
53,800		Sandy Spring Bancorp, Inc.	1,333,164	1.2
48,000		TCF Financial Corp.	1,412,160	1.2
27,800		UMB Financial Corp.	1,433,090	1.2
44,700		WSFS Financial Corp.	1,282,890	1.1
808,100	(2)	Other Securities	12,336,946	10.7
			30,840,915	26.7
		Health Care: 6.7%
9,100	(1)	LHC Group, Inc.	1,586,312	1.4
118,000	(1)	R1 RCM, Inc.	1,315,700	1.1
23,200	(1)	Syneos Health, Inc.	1,351,400	1.2
92,300	(2)	Other Securities	3,467,543	3.0
			7,720,955	6.7
		Industrials: 13.1%
104,000	(1)	Bloom Energy Corp.	1,131,520	1.0
94,300	(1)	Evoqua Water Technologies Corp.	1,753,980	1.5
22,900		ICF International, Inc.	1,484,607	1.3
38,400		Kforce, Inc.	1,123,200	1.0
14,000	(1)	Masonite International Corp.	1,088,920	0.9
33,200	(1)	Mastec, Inc.	1,489,684	1.3
78,900	(1)	Sunrun, Inc.	1,555,908	1.4
238,324	(2)	Other Securities	5,426,242	4.7
			15,054,061	13.1
		Information Technology: 14.1%
28,000	(1)	Cerence, Inc.	1,143,520	1.0
66,800		Cohu, Inc.	1,158,312	1.0
61,000		KBR, Inc.	1,375,550	1.2

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
42,400	(1)	MACOM Technology Solutions Holdings, Inc.	$1,456,440	1.3
15,100		Science Applications International Corp.	1,172,968	1.0
10,750		SYNNEX Corp.	1,287,527	1.1
27,500	(1)	Verint Systems, Inc.	1,242,450	1.1
86,500	(1)	Viavi Solutions, Inc.	1,102,010	0.9
381,000	(2)	Other Securities	6,358,541	5.5
			16,297,318	14.1
		Materials: 6.3%
35,400		Boise Cascade Co.	1,331,394	1.2
24,000		Materion Corp.	1,475,760	1.3
80,600	(1)	Summit Materials, Inc.	1,296,048	1.1
347,800	(2)	Other Securities	3,167,725	2.7
			7,270,927	6.3
		Real Estate: 7.7%
48,200		First Industrial Realty Trust, Inc.	1,852,808	1.6
15,100		Investors Real Estate Trust	1,064,399	0.9
76,900		Mack-Cali Realty Corp.	1,175,801	1.0
10,700		PS Business Parks, Inc.	1,416,680	1.3
212,500		Other Securities	3,344,216	2.9
			8,853,904	7.7
		Utilities: 5.4%
16,500		ONE Gas, Inc.	1,271,325	1.1
28,600		PNM Resources, Inc.	1,099,384	1.0
Shares			Percentage Value	of Net Assets
28,000		Portland General Electric Co.	$1,170,680	1.0
80,300		Other Securities	2,647,015	2.3
			6,188,404	5.4
		Total Common Stock (Cost $115,842,552)	112,761,620	97.8
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
1,729,344	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $1,729,344)	1,729,344	1.5
		Total Short-Term Investments (Cost $1,729,344)	1,729,344	1.5
		Total Investments in Securities (Cost $117,571,896)	$114,490,964	99.3
		Assets in Excess of Other Liabilities	844,084	0.7
		Net Assets	$115,335,048	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

Quoted Prices	Significant Other in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$112,761,620	$—	$—	$112,761,620
Short-Term Investments	1,729,344	—	—	1,729,344
Total Investments, at fair value	$114,490,964	$—	$—	$114,490,964

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

  Cost for federal income tax purposes was $117,573,127.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,007,467
Gross Unrealized Depreciation	(19,089,630)
Net Unrealized Depreciation	$(3,082,163)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Financials	24.2%
Health Care	14.2%
Industrials	11.5%
Information Technology	11.4%
Energy	11.1%
Consumer Staples	5.7%
Materials	5.0%
Consumer Discretionary	5.0%
Communication Services	3.5%
Utilities	2.9%
Real Estate	0.7%
Assets in Excess of Other Liabilities*	4.8%
Net Assets	100.0%
	Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Communication Services: 3.5%
	96,010	AT&T, Inc.	$2,902,382	1.5
	63,203	Comcast Corp. — Class A	2,463,653	1.3
	798,082	Other Securities	1,268,755	0.7
			6,634,790	3.5
		Consumer Discretionary: 5.0%
	45,956	eBay, Inc.	2,410,392	1.3
	162,786	General Motors Co.	4,118,486	2.2
27,374	(1)	Other Securities	2,907,875	1.5
			9,436,753	5.0
		Consumer Staples: 5.7%
	71,753	Altria Group, Inc.	2,816,305	1.5
	68,678	Archer-Daniels-Midland Co.	2,740,252	1.4
	77,027	Philip Morris International, Inc.	5,396,512	2.8
			10,953,069	5.7
		Energy: 11.1%
	131,327	BP PLC ADR	3,062,546	1.6
	49,486	Chevron Corp.	4,415,636	2.3
	170,083	Devon Energy Corp.	1,928,741	1.0
	59,828	Hess Corp.	3,099,689	1.6
	355,275	Marathon Oil Corp.	2,174,283	1.2
	152,782	Suncor Energy, Inc.	2,575,904	1.4
	233,150	Other Securities	3,828,091	2.0
			21,084,890	11.1
		Financials: 24.2%
	24,152	Allstate Corp.	2,342,503	1.2
	116,569	American International Group, Inc.	3,634,621	1.9
	279,308	Bank of America Corp.	6,633,565	3.5
	Shares		Value	Percentage of Net Assets
	76,080	Bank of New York Mellon Corp.	$2,940,492	1.6
	154,194	Citigroup, Inc.	7,879,313	4.1
	77,950	Citizens Financial Group, Inc.	1,967,458	1.0
	96,232	Fifth Third Bancorp	1,855,353	1.0
	14,411	Goldman Sachs Group, Inc.	2,847,902	1.5
	28,849	JPMorgan Chase & Co.	2,713,537	1.4
	50,427	Metlife, Inc.	1,841,594	1.0
	97,100	Morgan Stanley	4,689,930	2.5
	40,781	State Street Corp.	2,591,633	1.4
	77,059	Wells Fargo & Co.	1,972,710	1.0
	63,928	Other Securities	2,136,690	1.1
			46,047,301	24.2
		Health Care: 14.2%
	17,550	Anthem, Inc.	4,615,299	2.4
	54,375	Bristol-Myers Squibb Co.	3,197,250	1.7
	42,405	CVS Health Corp.	2,755,053	1.4
	30,744	HCA Healthcare, Inc.	2,984,013	1.6
	22,650	Johnson & Johnson	3,185,269	1.7
	20,617	McKesson Corp.	3,163,060	1.7
	82,638	Sanofi ADR	4,218,670	2.2
56,070	(1)	Other Securities	2,889,359	1.5
			27,007,973	14.2
		Industrials: 11.5%
	26,568	Caterpillar, Inc.	3,360,852	1.8
	38,080	Eaton Corp. PLC	3,331,238	1.7
	55,506	Emerson Electric Co.	3,443,037	1.8
	23,896	FedEx Corp.	3,350,697	1.8
	291,872	General Electric Co.	1,993,486	1.0
	80,081	Johnson Controls International plc	2,733,965	1.4
	74,781	Textron, Inc.	2,461,043	1.3
	14,414	Other Securities	1,282,558	0.7
			21,956,876	11.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
		Information Technology: 11.4%
77,682	Cisco Systems, Inc.	$3,623,089	1.9
55,731	Cognizant Technology Solutions Corp.	3,166,635	1.7
71,675	Intel Corp.	4,288,315	2.2
20,369	Microsoft Corp.	4,145,295	2.2
23,002	NXP Semiconductor NV — NXPI — US	2,623,148	1.4
42,993	Qualcomm, Inc.	3,921,392	2.0
		21,767,874	11.4
		Materials: 5.0%
86,711	CF Industries Holdings, Inc.	2,440,048	1.3
104,871	Corteva, Inc.	2,809,494	1.5
77,678	International Paper Co.	2,735,042	1.4
28,258	Other Securities	1,501,348	0.8
		9,485,932	5.0
		Real Estate: 0.7%
131,809	Other Securities	1,422,219	0.7
		Utilities: 2.9%
84,470	Exelon Corp.	3,065,416	1.6
133,183	Vistra Energy Corp.	2,479,868	1.3
		5,545,284	2.9
	Total Common Stock (Cost $191,957,443)	181,342,961	95.2
	Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Mutual Funds: 2.9%
5,475,291	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $5,475,291)	$5,475,291	2.9
		Total Short-Term Investments (Cost $5,475,291)	5,475,291	2.9
		Total Investments in Securities (Cost $197,432,734)	$186,818,252	98.1
		Assets in Excess of Other Liabilities	3,610,187	1.9
		Net Assets	$190,428,439	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR  American Depositary Receipt

(1)  The grouping contains non-income producing securities.

(2)  Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,366,035	$1,268,755	$—	$6,634,790
Consumer Discretionary	9,436,753	—	—	9,436,753
Consumer Staples	10,953,069	—	—	10,953,069
Energy	21,084,890	—	—	21,084,890
Financials	46,047,301	—	—	46,047,301
Health Care	27,007,973	—	—	27,007,973
Industrials	21,956,876	—	—	21,956,876
Information Technology	21,767,874	—	—	21,767,874
Materials	9,485,932	—	—	9,485,932
Real Estate	1,422,219	—	—	1,422,219
Utilities	5,545,284	—	—	5,545,284
Total Common Stock	180,074,206	1,268,755	—	181,342,961
Short-Term Investments	5,475,291	—	—	5,475,291
Total Investments, at fair value	$185,549,497	$1,268,755	$—	$186,818,252
Other Financial Instruments+
Forward Foreign Currency Contracts	—	102,254	—	102,254
Total Assets	$185,549,497	$1,371,009	$—	$186,920,506

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,444)	$—	$(5,444)
Total Liabilities	$—	$(5,444)	$—	$(5,444)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP49,414 USD	61,307	CIBC World Markets Corp.	07/10/20	$(75)
USD45,438 EUR	40,335	CIBC World Markets Corp.	07/10/20	114
USD 2,396,730 CAD	3,211,353	CIBC World Markets Corp.	07/10/20	31,211
USD 42,732 EUR	37,807	CIBC World Markets Corp.	07/10/20	249
EUR 67,851 USD	76,164	Deutsche Bank AG	07/10/20	80
USD 73,373 CAD	99,902	Deutsche Bank AG	07/10/20	(216)
USD 2,078,466 EUR	1,839,524	Deutsche Bank AG	07/10/20	11,386
USD 120,056 GBP	94,823	Deutsche Bank AG	07/10/20	2,554
USD 8,444 EUR	7,471	Deutsche Bank AG	07/10/20	49
USD 47,403 GBP	37,766	Deutsche Bank AG	07/10/20	604
CAD 95,970 USD	71,830	Deutsche Bank AG	07/10/20	(1,138)
GBP 150,952 USD	189,095	Deutsche Bank AG	07/10/20	(2,040)
CAD 122,436 USD	89,746	Goldman Sachs International	07/10/20	442
USD 231,448 CAD	310,200	Goldman Sachs International	07/10/20	2,951
GBP 73,491 USD	92,566	Goldman Sachs International	07/10/20	(1,498)
USD 2,414,614 GBP	1,906,910	Goldman Sachs International	07/10/20	51,637
EUR 55,107 USD	61,999	Goldman Sachs International	07/10/20	(75)
USD 48,077 CAD	65,171	Goldman Sachs International	07/10/20	71
CAD 97,253 USD	71,861	Goldman Sachs International	07/10/20	(223)
USD 86,810 EUR	77,413	RBC Capital Markets Corp.	07/10/20	(179)
GBP 39,837 USD	49,262	RBC Capital Markets Corp.	07/10/20	102
CAD 110,602 USD	81,198	RBC Capital Markets Corp.	07/10/20	273
CAD 338,944 USD	249,287	RBC Capital Markets Corp.	07/10/20	383
CAD 106,273 USD	78,134	State Street Bank and Trust Co.	07/10/20	148
				$96,810

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$102,254
Total Asset Derivatives		$102,254
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,444
Total Liability Derivatives		$5,444

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$257,817
Total	$257,817
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$566,043
Total	$566,043

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

CIBC World Markets Corp.	Deutsche Bank AG	Goldman Sachs International	RBC Capital Markets Corp.	State Street Bank and Trust Co.	Totals

Assets:

Forward foreign currency contracts	$31,574	$14,673	$55,101	$758	$148	$102,254

Total Assets $31,574	$14,673	$55,101	$758	$148	$102,254
Liabilities:

Forward foreign currency contracts	$75	$3,394	$1,796	$179	$—	$5,444

Total Liabilities $75	$3,394	$1,796	$179	$—	$5,444
Net OTC derivative instruments by counterparty, at fair value $31,499	$11,279	$53,305	$579	$148	96,810
Total collateral pledged by the Portfolio/(Received from counterparty) $—	$—	$—	$—	$—	$—
Net Exposure(1) $31,499	$11,279	$53,305	$579	$148	$96,810

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $200,272,534.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,915,264
Gross Unrealized Depreciation	(23,249,525)
Net Unrealized Depreciation	$(13,334,261)

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Financials	24.4%
Health Care	11.8%
Information Technology	8.7%
Industrials	8.2%
Communications	6.1%
Energy	6.1%
Consumer, Non-cyclical	5.3%
Consumer Discretionary	4.5%
Consumer Staples	4.4%
Technology	3.5%
Materials	3.1%
Communication Services	3.0%
U.S. Treasury Notes	2.6%
Utilities	2.4%
Consumer, Cyclical	1.2%
U.S. Treasury Bonds	0.3%
Basic Materials	0.2%
Federal National Mortgage Association	0.1%
Municipal Bonds**	0.0%
Assets in Excess of Other Liabilities*	4.1%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.2%
		Communication Services: 3.0%
17,730	(1)	Charter Communications, Inc.	$9,043,009	0.8
271,666		Comcast Corp. - Class A	10,589,541	1.0
8,680,420		Vodafone Group PLC	13,799,742	1.2
			33,432,292	3.0
		Consumer Discretionary: 4.5%
5,697	(1)	Booking Holdings, Inc.	9,071,561	0.8
774,318		General Motors Co.	19,590,246	1.7
2,616,561		Kingfisher PLC	7,198,626	0.7
154,609		TJX Cos., Inc.	7,817,031	0.7
453,994	(2)	Other Securities	7,095,926	0.6
			50,773,390	4.5
		Consumer Staples: 4.4%
323,087		Philip Morris International, Inc.	22,635,475	2.0
160,660		Sysco Corp.	8,781,676	0.8
417,609	(1)	US Foods Holding Corp.	8,235,249	0.7
185,256		Other Securities	10,472,673	0.9
			50,125,073	4.4
		Energy: 4.5%
2,170,383		BP PLC	8,314,804	0.7
154,131		Chevron Corp.	13,753,109	1.2
Shares			Value	Percentage of Net Assets
530,481		Royal Dutch Shell PLC - Class A	$8,493,642	0.8
2,024,585	(3)	Other Securities	19,683,591	1.8
			50,245,146	4.5
		Financials: 15.3%
586,254		American International Group, Inc.	18,279,400	1.6
950,813		Bank of America Corp.	22,581,809	2.0
471,248		Citigroup, Inc.	24,080,773	2.1
594,226		Citizens Financial Group, Inc.	14,998,264	1.3
99,117		Goldman Sachs Group, Inc.	19,587,501	1.8
419,347		Morgan Stanley	20,254,460	1.8
161,565		PNC Financial Services Group, Inc.	16,998,254	1.5
394,134		Truist Financial Corp.	14,799,732	1.3
45,414		Willis Towers Watson PLC	8,944,287	0.8
508,600	(3)	Other Securities	12,062,319	1.1
			172,586,799	15.3
		Health Care: 11.8%
63,493		Anthem, Inc.	16,697,389	1.5
303,447		Bristol-Myers Squibb Co.	17,842,684	1.6
151,632		CVS Health Corp.	9,851,531	0.9
138,578		Johnson & Johnson	19,488,224	1.7

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
87,008		McKesson Corp.	$13,348,767	1.2
147,637		Medtronic PLC	13,538,313	1.2
246,711		Pfizer, Inc.	8,067,450	0.7
115,239		Sanofi	11,752,556	1.0
81,442		Zimmer Biomet Holdings, Inc.	9,720,917	0.9
403,895	(2)	Other Securities	12,600,357	1.1
			132,908,188	11.8
		Industrials: 6.9%
251,425		CSX Corp.	17,534,380	1.5
134,404		General Dynamics Corp.	20,088,022	1.8
453,767		Johnson Controls International plc	15,491,605	1.4
113,759		Trane Technologies PLC	10,122,276	0.9
330,676		Other Securities	14,320,483	1.3
			77,556,766	6.9
		Information Technology: 8.7%
40,181		Apple, Inc.	14,658,029	1.3
287,646		Cognizant Technology Solutions Corp.	16,344,046	1.4
300,998		Corning, Inc.	7,795,848	0.7
240,835		Intel Corp.	14,409,158	1.3
89,981		NXP Semiconductor NV - NXPI - US	10,261,433	0.9
294,406		Oracle Corp.	16,271,820	1.4
167,785		Qualcomm, Inc.	15,303,670	1.4
75,116		Other Securities	3,503,410	0.3
			98,547,414	8.7
		Materials: 3.1%
572,979		Corteva, Inc.	15,350,108	1.3
192,861		Dow, Inc.	7,861,014	0.7
285,662		Other Securities	11,993,217	1.1
			35,204,339	3.1
		Utilities: 2.0%
222,746		Exelon Corp.	8,083,452	0.7
215,457		FirstEnergy Corp.	8,355,423	0.8
72,778		Other Securities	5,814,234	0.5
			22,253,109	2.0
		Total Common Stock (Cost $729,923,077)	723,632,516	64.2
PREFERRED STOCK: 0.8%
		Energy: 0.5%
140,612	(2)	Other Securities	6,251,609	0.5
		Financials: 0.3%
79,900	(2)	Other Securities	3,117,466	0.3
		Total Preferred Stock (Cost $10,847,296)	9,369,075	0.8
Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 14.2%
			Basic Materials: 0.2%
770,000	(4)		LYB Finance Co. BV, 8.100%, 03/15/2027	$1,034,074	0.1
556,000			Other Securities	725,096	0.1
				1,759,170	0.2
			Communications: 1.4%
13,073,000	(3)		Other Securities	15,409,716	1.4
			Consumer, Cyclical: 1.0%
	11,060,993		Other Securities	11,614,199	1.0
			Consumer, Non-cyclical: 2.7%
1,299,000	(4)		AbbVie, Inc., 4.050%, 11/21/2039	1,508,644	0.2
985,000	(4)		AbbVie, Inc., 4.850%, 06/15/2044	1,232,637	0.1
498,000	(4)		Bayer US Finance II LLC, 4.375%, 12/15/2028	582,285	0.0
981,000	(4)		Bayer US Finance LLC, 3.000%, 10/08/2021	1,007,138	0.1
654,000	(4)		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	837,502	0.1
325,000	(4)		Bristol-Myers Squibb Co., 4.000%, 08/15/2023	358,703	0.0
1,445,000	(4)		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	1,940,047	0.2
1,232,000	(4	),(5)	Heineken NV, 3.500%, 01/29/2028	1,389,978	0.1
1,526,000	(4)		Jazz Investments I Ltd., 2.000%, 06/15/2026	1,545,679	0.1
150,000	(4)		Kraft Heinz Foods Co., 4.625%, 10/01/2039	151,049	0.0
3,220,000	(4)		Nestle Holdings, Inc., 3.100%, 09/24/2021	3,321,041	0.3
1,095,000			Philip Morris International, Inc., 3.600%-4.875%, 11/15/2023- 11/15/2043	1,359,743	0.1
13,628,126			Other Securities	15,615,505	1.4
				30,849,951	2.7
			Energy: 1.0%
612,000	(4	),(5)	Cameron LNG LLC, 3.701%, 01/15/2039	658,477	0.0
10,280,000	(3)		Other Securities	10,841,502	1.0
				11,499,979	1.0

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Financial: 5.4%
1,140,000			American International Group, Inc., 4.375%, 01/15/2055	$1,312,187	0.1
455,000	(4)		ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	470,328	0.0
440,000	(4)		Apollo Management Holdings L.P., 4.000%, 05/30/2024	478,305	0.0
285,000	(4)		Athene Global Funding, 2.750%, 06/25/2024	288,728	0.0
1,555,000	(4	),(5)	Athene Global Funding, 4.000%, 01/25/2022	1,610,095	0.2
725,000	(4)		BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	774,550	0.1
130,000	(4)		Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	138,484	0.0
595,000			Citizens Financial Group, Inc., 2.375%, 07/28/2021	602,663	0.1
472,000	(4)		Credit Suisse AG, 6.500%, 08/08/2023	517,391	0.0
1,175,000			Goldman Sachs Group, Inc., 4.250%-5.250%, 07/27/2021- 10/21/2025	1,297,605	0.1
755,000	(4)		Guardian Life Global Funding, 2.900%, 05/06/2024	805,580	0.1
670,000	(4)		Jackson National Life Global Funding, 2.100%, 10/25/2021	683,396	0.1
620,000	(4	),(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	662,379	0.0
443,000	(4)		KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	534,147	0.0
950,000	(4)		Liberty Mutual Group, Inc., 3.950%, 05/15/2060	1,003,865	0.1
1,300,000	(4)		MassMutual Global Funding II, 2.000%, 04/15/2021	1,317,526	0.1
2,360,000	(4)		Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,573,961	0.2
1,040,000			Morgan Stanley, 4.000%, 07/23/2025	1,179,960	0.1
1,000,000	(4)		Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,171,687	0.1
690,000	(4)		Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	697,197	0.1
Principal Amount†				Value	Percentage of Net Assets
1,360,000	(4	),(5)	Societe Generale SA, 2.625%, 09/16/2020	$1,366,427	0.1
805,000	(4)		Societe Generale SA, 5.000%, 01/17/2024	871,493	0.1
985,000	(4	),(5)	Standard Chartered PLC, 3.050%, 01/15/2021	997,034	0.1
585,000	(4)		UBS Group AG, 4.125%, 04/15/2026	666,773	0.1
36,213,000	(3)		Other Securities	39,127,885	3.5
				61,149,646	5.4
			Industrial: 1.3%
305,000	(4)		Aviation Capital Group LLC, 2.875%, 01/20/2022	291,563	0.0
1,095,000	(4)		Aviation Capital Group LLC, 4.875%, 10/01/2025	1,004,180	0.1
435,000	(4)		BAE Systems Holdings, Inc., 2.850%, 12/15/2020	437,882	0.1
410,000	(4)		SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	411,879	0.0
11,040,000			Other Securities	12,133,298	1.1
				14,278,802	1.3
			Technology: 0.8%
1,581,000			Apple, Inc., 2.150%-3.350%, 02/09/2022- 02/09/2027	1,673,136	0.1
910,000	(4)		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	995,758	0.1
35,000	(4)		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	45,515	0.0
795,000	(4)		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	946,329	0.1
5,119,000			Other Securities	5,703,269	0.5
				9,364,007	0.8
			Utilities: 0.4%
620,000	(4)		Electricite de France SA, 4.875%, 01/22/2044	733,698	0.1
3,354,000			Other Securities	3,782,450	0.3
				4,516,148	0.4
			Total Corporate Bonds/Notes (Cost $146,486,047)	160,441,618	14.2

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: 0.0%
			Georgia: 0.0%
320,000			Other Securities	$470,301	0.0
			Total Municipal Bonds (Cost $320,000)	470,301	0.0
U.S. TREASURY OBLIGATIONS: 2.9%
			U.S. Treasury Bonds: 0.3%
2,892,800	(5)		0.625%-4.500%, 05/15/2030- 02/15/2050	3,470,015	0.3
			U.S. Treasury Notes: 2.6%
21,060,000			0.250%,06/15/2023	21,106,068	1.9
7,946,700			0.250%-2.625%, 11/15/2020- 06/30/2027	7,938,013	0.7
				29,044,081	2.6
			Total U.S. Treasury Obligations (Cost $32,281,714)	32,514,096	2.9
CONVERTIBLE BONDS/NOTES: 10.5%
			Communications: 4.7%
389,000	(4	),(5)	Booking Holdings, Inc., 0.750%, 05/01/2025	482,483	0.1
1,490,000			Booking Holdings, Inc., 0.900%, 09/15/2021	1,586,830	0.1
7,840,000			DISH Network Corp., 3.375%, 08/15/2026	7,221,539	0.6
2,954,000	(4)		GCI Liberty, Inc., 1.750%, 09/30/2046	4,144,393	0.4
3,355,000	(4)		IAC FinanceCo 3, Inc., 2.000%, 01/15/2030	4,356,517	0.4
2,665,000	(4)		Liberty Latin America Ltd., 2.000%, 07/15/2024	2,123,672	0.2
9,559,000			Liberty Media Corp., 1.375%, 10/15/2023	10,079,009	0.9
1,933,000			Liberty Media Corp., 2.250%, 09/30/2046	927,969	0.1
673,000			Liberty Media Corp.- Liberty Formula One, 1.000%, 01/30/2023	733,125	0.0
20,629,000	(3)		Other Securities	21,849,143	1.9
				53,504,680	4.7
			Consumer, Cyclical: 0.2%
2,264,000			Other Securities	2,302,205	0.2
			Consumer, Non-cyclical: 2.6%
3,140,000			DexCom, Inc., 0.750%, 12/01/2023	7,797,189	0.7
1,831,000	(4	),(5)	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	1,673,662	0.2
Principal Amount†			Value	Percentage of Net Assets
380,000	(4)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	$444,551	0.0
3,735,000	(4)	Teladoc Health, Inc., 1.250%, 06/01/2027	4,145,332	0.4
12,032,000	(3)	Other Securities	14,949,323	1.3
			29,010,057	2.6
		Energy: 0.1%
1,677,000		Other Securities	845,746	0.1
		Financial: 0.2%
2,241,000		Other Securities	2,336,243	0.2
		Technology: 2.7%
1,542,000	(4)	Cree, Inc., 1.750%, 05/01/2026	2,178,075	0.2
5,822,000		Nuance Communications, Inc., 1.000%- 1.250%, 04/01/2025- 12/15/2035	7,282,773	0.7
17,452,000		Other Securities	20,435,153	1.8
			29,896,001	2.7
		Total Convertible Bonds/Notes (Cost $103,487,263)	117,894,932	10.5
EQUITY-LINKED NOTES: 1.0%
		Financial: 1.0%
4,397,000	(4)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	4,208,808	0.4
6,746,000		GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,697,709	0.6
		Total Equity-Linked Notes (Cost $11,143,000)	10,906,517	1.0
STRUCTURED NOTES: 2.2%
		Diversified Finan Serv: 1.1%
11,984,000		Other Securities	12,500,770	1.1
		Financial: 1.1%
12,054,000		Other Securities	12,626,388	1.1
		Total Structured Notes (Cost $24,586,266)	25,127,158	2.2

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS(6): 0.1%
		Federal National Mortgage Association: 0.1%
915,000		Other Securities	$1,416,312	0.1
		Total U.S. Government Agency Obligations (Cost $1,012,342)	1,416,312	0.1
		Total Long-Term Investments (Cost $1,060,087,005)	1,081,772,525	95.9
SHORT-TERM INVESTMENTS: 4.1%
		Floating Rate Notes: 0.6%
450,000	(7)	Bank of Montreal, 0.200%, 07/13/2020	450,010	0.1
250,000	(7)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	250,011	0.0
950,000	(7)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
950,000	(7)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	950,069	0.1
950,000	(7)	National Bank of Canada, 1.180%, 07/16/2020	950,033	0.1
950,000	(7)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1
950,000	(7)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	950,032	0.1
400,000	(7)	The Sumitomo Mitsui Financial Group, 0.290%, 07/29/2020	400,038	0.0
		Total Floating Rate Notes (Cost $5,850,369)	5,850,369	0.6
		Repurchase Agreements: 0.3%
2,385,669	(7)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,385,675, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,433,383, due 07/31/21-05/20/70)	2,385,669	0.2
Principal Amount†				Value	Percentage of Net Assets
1,116,297	(7)		RBC Dominion Securities Inc., Repurchase A greement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,116,300, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,138,623, due 07/31/20-07/01/50)	$1,116,297	0.1
			Total Repurchase Agreements (Cost $3,501,966)	3,501,966	0.3
Shares				Value	Percentage of Net Assets
			Mutual Funds(7): 3.2%
35,744,236	(7	),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	35,744,237	3.2
298,000	(7	),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	298,000	0.0
298,000	(7	),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	298,000	0.0
			Total Mutual Funds (Cost $36,340,237)	36,340,237	3.2
			Total Short-Term Investments (Cost $45,692,572)	45,692,572	4.1
			Total Investments in Securities (Cost $1,105,779,577)	$1,127,465,097	100.0
			Assets in Excess of Other Liabilities	246,150	0.0
			Net Assets	$1,127,711,247	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

(3)  The grouping contains securities on loan.

(4)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)  Security, or a portion of the security, is on loan.

(6)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)  Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,632,550	$13,799,742	$—	$33,432,292
Consumer Discretionary	43,574,764	7,198,626	—	50,773,390
Consumer Staples	50,125,073	—	—	50,125,073
Energy	33,436,700	16,808,446	—	50,245,146
Financials	172,586,799	—	—	172,586,799
Health Care	108,555,275	24,352,913	—	132,908,188
Industrials	77,248,075	308,691	—	77,556,766
Information Technology	98,547,414	—	—	98,547,414
Materials	35,204,339	—	—	35,204,339
Utilities	22,253,109	—	—	22,253,109
Total Common Stock	661,164,098	62,468,418	—	723,632,516
Preferred Stock	6,350,649	3,018,426	—	9,369,075
Corporate Bonds/Notes	—	160,441,618	—	160,441,618
Municipal Bonds	—	470,301	—	470,301
Convertible Bonds/Notes	—	117,894,932	—	117,894,932
Structured Notes	—	25,127,158	—	25,127,158
Equity-Linked Notes	—	10,906,517	—	10,906,517
U.S. Government Agency Obligations	—	1,416,312	—	1,416,312
U.S. Treasury Obligations	—	32,514,096	—	32,514,096
Short-Term Investments	36,340,237	9,352,335	—	45,692,572
Total Investments, at fair value	$703,854,984	$423,610,113	$—	$1,127,465,097
Other Financial Instruments+
Forward Foreign Currency Contracts	—	519,558	—	519,558
Total Assets	$703,854,984	$424,129,671	$—	$1,127,984,655
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(187,440)	$—	$(187,440)
Total Liabilities	$—	$(187,440)	$—	$(187,440)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	38,594	CAD	52,737	RBC Capital Markets Corp.	07/02/20	$(252)
GBP	748,833	USD	943,052	State Street Bank and Trust Co.	07/10/20	(15,124)
CAD	137,576	USD	100,822	State Street Bank and Trust Co.	07/10/20	518
CHF	102,375	USD	107,975	State Street Bank and Trust Co.	07/10/20	105
CHF	102,375	USD	107,990	State Street Bank and Trust Co.	07/10/20	91
EUR	266,817	USD	299,544	State Street Bank and Trust Co.	07/10/20	279
GBP	1,120,684	USD	1,392,107	State Street Bank and Trust Co.	07/10/20	(3,394)
USD	757,777	GBP	610,065	State Street Bank and Trust Co.	07/10/20	1,806
USD	92,619	CAD	126,112	State Street Bank and Trust Co.	07/10/20	(277)
USD	176,738	EUR	156,951	State Street Bank and Trust Co.	07/10/20	372
EUR	128,176	USD	144,344	State Street Bank and Trust Co.	07/10/20	(312)
EUR	121,201	USD	135,652	State Street Bank and Trust Co.	07/10/20	542
USD	159,424	CHF	151,539	State Street Bank and Trust Co.	07/10/20	(561)
USD	258,125	EUR	230,195	State Street Bank and Trust Co.	07/10/20	(546)
USD	181,328	EUR	161,310	State Street Bank and Trust Co.	07/10/20	64
USD	53,491	CAD	72,610	State Street Bank and Trust Co.	07/10/20	6
USD	155,971	CHF	147,931	State Street Bank and Trust Co.	07/10/20	(204)
USD	758,948	GBP	604,658	State Street Bank and Trust Co.	07/10/20	9,676
CAD	68,790	USD	50,727	State Street Bank and Trust Co.	07/10/20	(56)
CHF	84,790	USD	89,497	State Street Bank and Trust Co.	07/10/20	19
CAD	554,127	USD	407,547	State Street Bank and Trust Co.	07/10/20	630
USD	135,452	CHF	128,768	State Street Bank and Trust Co.	07/10/20	(492)
CHF	279,626	USD	293,585	State Street Bank and Trust Co.	07/10/20	1,624
GBP	1,660,430	USD	2,080,593	State Street Bank and Trust Co.	07/10/20	(23,045)
CHF	81,471	USD	86,019	State Street Bank and Trust Co.	07/10/20	823
USD	136,660	EUR	120,910	State Street Bank and Trust Co.	07/10/20	793
CAD	80,252	USD	60,058	State Street Bank and Trust Co.	07/10/20	(944)
CHF	88,397	USD	93,863	State Street Bank and Trust Co.	07/10/20	(540)
CHF	95,615	USD	100,656	State Street Bank and Trust Co.	07/10/20	287
USD	232,046	CAD	310,125	State Street Bank and Trust Co.	07/10/20	3,604
USD	1,186,906	GBP	932,979	State Street Bank and Trust Co.	07/10/20	30,790
CHF	88,397	USD	91,998	State Street Bank and Trust Co.	07/10/20	1,325
USD	105,808	CHF	101,026	State Street Bank and Trust Co.	07/10/20	(849)
CAD	246,493	USD	180,987	State Street Bank and Trust Co.	07/10/20	583
CAD	150,952	USD	110,982	State Street Bank and Trust Co.	07/10/20	211
USD	523,681	GBP	415,506	State Street Bank and Trust Co.	07/10/20	8,800
USD	191,068	CAD	257,816	State Street Bank and Trust Co.	07/10/20	1,158
USD	89,125	CAD	120,642	State Street Bank and Trust Co.	07/10/20	259
USD	41,496	GBP	33,062	State Street Bank and Trust Co.	07/10/20	527
USD	57,008	EUR	51,007	State Street Bank and Trust Co.	07/10/20	(308)
USD	8,648,661	EUR	7,735,798	State Street Bank and Trust Co.	07/10/20	(44,081)
USD	3,565,541	CAD	4,825,955	State Street Bank and Trust Co.	07/10/20	10,687
USD	5,846,115	CHF	5,620,251	State Street Bank and Trust Co.	07/10/20	(87,348)
USD	16,849,141	GBP	13,421,055	State Street Bank and Trust Co.	07/10/20	218,232
CHF	134,180	USD	139,653	State Street Bank and Trust Co.	07/10/20	2,005
USD	515,139	GBP	408,930	State Street Bank and Trust Co.	07/10/20	8,407
USD	484,045	GBP	391,001	State Street Bank and Trust Co.	07/10/20	(9,107)
USD	16,846,375	GBP	13,421,161	The Bank of New York Mellon	07/10/20	215,335
						$332,118
Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$519,558
Total Asset Derivatives		$519,558

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$187,440
Total Liability Derivatives		$187,440

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2020 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(1,342,681)
Total	$(1,342,681)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$1,589,397
Total	$1,589,397

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

	RBC Capital Markets Corp.	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$304,223	$215,335	$519,558
Total Assets	$—	$304,223	$215,335	$519,558
Liabilities:
Forward foreign currency contracts	$252	$187,188	$—	$187,440
Total Liabilities	$252	$187,188	$—	$187,440
Net OTC derivative instruments by counterparty, at fair value	$(252)	$117,035	$215,335	$332,118
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(252)	$117,035	$215,335	$332,118

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,108,526,656.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$111,143,948
Gross Unrealized Depreciation	(91,569,129)
Net Unrealized Appreciation	$19,574,819
See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED)

Geographic Diversification
as of June 30, 2020
(as a percentage of net assets)

United States	56.6%
Japan	14.5%
France	7.6%
China	3.6%
Germany	3.2%
Sweden	2.9%
India	2.9%
Netherlands	2.6%
United Kingdom	2.5%
Spain	1.3%
Countries between 0.2% - 0.6%^	1.1%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 3 countries, which each represents 0.2% - 0.6% of net assets.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.8%
			Brazil: 0.6%
215,111	(1	),(2)	StoneCo Ltd.	$8,337,702	0.6
			China: 3.6%
818,704	(2)		JD.com, Inc. ADR	49,269,607	3.6
			France: 7.6%
60,936			Kering SA	33,314,723	2.4
138,207			LVMH Moet Hennessy Louis Vuitton SE	61,017,442	4.4
386,977	(3)		Other Securities	10,190,809	0.8
				104,522,974	7.6
			Germany: 3.2%
319,547			SAP SE	44,669,103	3.2
			India: 2.9%
11,817,684			DLF Ltd.	23,196,033	1.7
1,741,522	(1)		ICICI Bank Ltd. ADR	16,178,739	1.2
				39,374,772	2.9
			Italy: 0.2%
104,433	(3)		Other Securities	3,111,034	0.2
			Japan: 14.5%
379,600			Capcom Co., Ltd.	13,894,760	1.0
79,500			Fanuc Ltd.	14,251,964	1.0
87,204			Keyence Corp.	36,543,843	2.6
575,400			Murata Manufacturing Co., Ltd.	33,918,970	2.5
507,600			Nidec Corp.	34,196,397	2.5
298,500			Omron Corp.	19,993,006	1.5
Shares				Value	Percentage of Net Assets
348,441			Takeda Pharmaceutical Co., Ltd.	$12,518,777	0.9
310,500			TDK Corp.	30,910,718	2.2
247,100			Other Securities	4,504,048	0.3
				200,732,483	14.5
			Netherlands: 2.6%
415,776	(2)		Airbus SE	29,791,796	2.2
16,903			Other Securities	6,183,310	0.4
				35,975,106	2.6
			Spain: 1.3%
696,473			Industria de Diseno Textil SA	18,479,750	1.3
			Sweden: 2.9%
850,608			Assa Abloy AB	17,409,814	1.3
531,357			Atlas Copco AB - A Shares	22,628,075	1.6
				40,037,889	2.9
			Switzerland: 0.3%
13,180	(3	),(4)	Other Securities	3,606,514	0.3
			United Kingdom: 2.5%
415,481	(1	),(2)	Farfetch Ltd. - Class A	7,175,357	0.5
1,135,539			Prudential PLC	17,110,320	1.3
561,496	(4)		Other Securities	9,701,881	0.7
				33,987,558	2.5

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			United States: 56.6%
162,853	(2)		Adobe, Inc.	$70,891,539	5.1
246,706			Agilent Technologies, Inc.	21,801,409	1.6
81,720	(2)		Alphabet, Inc. - Class A	115,883,046	8.4
7,081	(2)		Amazon.com, Inc.	19,535,204	1.4
79,426			Anthem, Inc.	20,887,450	1.5
780,545	(2)		Avantor, Inc.	13,269,265	1.0
88,821	(2)		Blueprint Medicines Corp.	6,928,038	0.5
184,939	(2)		Boston Scientific Corp.	6,493,208	0.5
225,371	(2)		Centene Corp.	14,322,327	1.0
137,391			Colgate-Palmolive Co.	10,065,265	0.7
104,896	(2)		Electronic Arts, Inc.	13,851,517	1.0
139,235			Equifax, Inc.	23,931,712	1.7
275,303	(2)		Facebook, Inc. - Class A	62,513,052	4.5
137,657			Fidelity National Information Services, Inc.	18,458,427	1.3
19,479	(2)		Illumina, Inc.	7,214,048	0.5
94,469	(2)		Incyte Corp., Ltd.	9,821,942	0.7
126,447			Intel Corp.	7,565,324	0.6
184,021			Intuit, Inc.	54,505,180	3.9
164,820	(2)		Ionis Pharmaceuticals, Inc.	9,717,787	0.7
324,440	(1	),(2)	MacroGenics, Inc.	9,058,365	0.7
560,794			Maxim Integrated Products	33,989,724	2.5
75,997			Microsoft Corp.	15,466,150	1.1
264,847	(2)		PayPal Holdings, Inc.	46,144,293	3.3
201,921			S&P Global, Inc.	66,528,931	4.8
69,557	(1	),(2)	Sarepta Therapeutics, Inc.	11,152,769	0.8
167,844			United Parcel Service, Inc. - Class B	18,660,896	1.4
82,091			Visa, Inc. - Class A	15,857,518	1.2
192,331			Walt Disney Co.	21,446,830	1.6
55,694			Zimmer Biomet Holdings, Inc.	6,647,636	0.5
632,150	(3	),(4)	Other Securities	29,373,413	2.1
				781,982,265	56.6
			Total Common Stock (Cost $678,239,882)	1,364,086,757	98.8
Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		India: 0.0%
2,598,630	(3)	Other Securities	$120,864	0.0
		Total Preferred Stock (Cost $335,416)	120,864	0.0
		Total Long-Term Investments (Cost $678,575,298)	1,364,207,621	98.8
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		Floating Rate Notes: 0.2%
275,000	(5)	Bank of Montreal, 0.200%, 07/13/2020	$275,006	0.0
950,000	(5)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
725,000	(5)	Royal Bank of Canada, 0.350%, 07/17/2020	725,066	0.1
		Total Floating Rate Notes (Cost $1,950,190)	1,950,190	0.2
		Repurchase Agreements: 2.7%
1,274,652	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $1,274,657, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,300,145, due 08/13/20-05/20/70)	1,274,652	0.1
1,201,477	(5)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,201,480, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,225,507, due 05/15/24-08/15/47)	1,201,477	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
2,862,717	(5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,862,736, collateralized by various U.S. Government Securities, 1.106%- 6.500%, Market Value plus accrued interest $3,005,853, due 08/15/20-03/19/40)	$2,862,717	0.2
7,636,787	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $7,636,808, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,789,523, due 08/01/20-02/20/70)	7,636,787	0.6
1,498,837	(5)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,498,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $1,528,814, due 01/01/29-06/01/50)	1,498,837	0.1
3,218,803	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $3,218,816, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,283,193, due 07/31/20-11/15/49)	3,218,803	0.2
Principal Amount†			Value	Percentage of Net Assets
9,765,884	(5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $9,765,908, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%- 7.500%, Market Value plus accrued interest $9,961,202, due 07/31/21- 05/20/70)	$9,765,884	0.7
1,962,166	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,962,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,001,409, due 07/15/20-06/01/50)	1,962,166	0.1
8,006,448	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $8,006,501, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,185,136, due 01/15/22-02/15/47)	8,006,448	0.6
		Total Repurchase Agreements (Cost $37,427,771)	37,427,771	2.7

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Mutual Funds(5): 1.2%
15,038,813	(5	),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	$15,038,813	1.1
860,000	(5	),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	860,000	0.0
860,000	(5	),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	860,000	0.1
			Total Mutual Funds (Cost $16,758,813)	16,758,813	1.2
			Total Short-Term Investments (Cost $56,136,774)	56,136,774	4.1
			Total Investments in Securities (Cost $734,712,072)	$1,420,344,395	102.9
			Liabilities in Excess of Other Assets	(39,571,501)	(2.9)
			Net Assets	$1,380,772,894	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Security, or a portion of the security, is on loan.

(2)  Non-income producing security.

(3)  The grouping contains non-income producing securities.

(4)  The grouping contains securities on loan.

(5)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)  Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	32.8%
Communication Services	16.5
Consumer Discretionary	14.2
Health Care	12.5
Industrials	12.0
Financials	7.7
Real Estate	1.7
Consumer Staples	1.4
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Brazil	$8,337,702	$—	$—	$8,337,702
China	49,269,607	—	—	49,269,607
France	—	104,522,974	—	104,522,974
Germany	—	44,669,103	—	44,669,103
India	16,178,739	23,196,033	—	39,374,772
Italy	—	3,111,034	—	3,111,034
Japan	—	200,732,483	—	200,732,483
Netherlands	—	35,975,106	—	35,975,106
Spain	—	18,479,750	—	18,479,750
Sweden	—	40,037,889	—	40,037,889
Switzerland	—	3,606,514	—	3,606,514
United Kingdom	11,243,058	22,744,500	—	33,987,558
United States	781,982,265	—	—	781,982,265
Total Common Stock	867,011,371	497,075,386	—	1,364,086,757
Preferred Stock	—	120,864	—	120,864
Short-Term Investments	16,758,813	39,377,961	—	56,136,774
Total Investments, at fair value	$883,770,184	$536,574,211	$—	$1,420,344,395

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $749,775,530.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$694,946,165
Gross Unrealized Depreciation	(24,399,813)
Net Unrealized Appreciation	$670,546,352

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Financials	20.0%
Real Estate	12.5%
Industrials	11.1%
Utilities	9.9%
Consumer Discretionary	9.6%
Health Care	7.6%
Information Technology	7.5%
Materials	5.6%
Consumer Staples	5.0%
Energy	4.2%
Communication Services	3.5%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Communication Services: 3.5%
122,518	(1)	Liberty Media Corp. - SiriusXM C	$4,220,745	1.3
217,970	(2)	Other Securities	7,275,391	2.2
			11,496,136	3.5
		Consumer Discretionary: 9.6%
4,770	(1)	Autozone, Inc.	5,381,132	1.6
54,840		Best Buy Co., Inc.	4,785,887	1.4
31,050	(1)	Mohawk Industries, Inc.	3,159,648	1.0
641,127	(3)	Other Securities	18,365,851	5.6
			31,692,518	9.6
		Consumer Staples: 5.0%
19,050		Constellation Brands, Inc.	3,332,798	1.0
104,050		Kroger Co.	3,522,093	1.1
35,420	(1)	Post Holdings, Inc.	3,103,500	0.9
301,455	(2)	Other Securities	6,559,579	2.0
			16,517,970	5.0
		Energy: 4.2%
105,394		Diamondback Energy, Inc.	4,407,577	1.3
206,530		Williams Cos., Inc.	3,928,201	1.2
453,194		Other Securities	5,666,906	1.7
			14,002,684	4.2
		Financials: 20.0%
35,780		Ameriprise Financial, Inc.	5,368,431	1.6
134,970		Citizens Financial Group, Inc.	3,406,643	1.1
Shares			Value	Percentage of Net Assets
209,820		Fifth Third Bancorp	$4,045,329	1.2
94,500		Hartford Financial Services Group, Inc.	3,642,975	1.1
155,700		Loews Corp.	5,338,953	1.6
48,393		M&T Bank Corp.	5,031,420	1.5
31,610		Marsh & McLennan Cos., Inc.	3,393,966	1.0
47,270		Northern Trust Corp.	3,750,402	1.2
54,180		Raymond James Financial, Inc.	3,729,209	1.1
44,300		T. Rowe Price Group, Inc.	5,471,050	1.7
807,528		Other Securities	22,874,563	6.9
			66,052,941	20.0
		Health Care: 7.6%
43,240		AmerisourceBergen Corp.	4,357,295	1.3
18,160		Cigna Corp.	3,407,724	1.0
28,210	(1)	Laboratory Corp. of America Holdings	4,685,963	1.4
35,160		Universal Health Services, Inc.	3,266,012	1.0
40,670		Zimmer Biomet Holdings, Inc.	4,854,371	1.5
48,810	(2)	Other Securities	4,687,845	1.4
			25,259,210	7.6
		Industrials: 11.1%
41,790		Ametek, Inc.	3,734,772	1.1
31,470		Carlisle Cos., Inc.	3,766,015	1.1
52,550		Fortune Brands Home & Security, Inc.	3,359,522	1.0
22,110		IDEX Corp.	3,494,264	1.1
62,340		ITT, Inc.	3,661,852	1.1

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
40,980		Lincoln Electric Holdings, Inc.	$3,452,155	1.1
40,880	(1)	Middleby Corp.	3,227,067	1.0
26,801		Snap-On, Inc.	3,712,207	1.1
123,460		Other Securities	8,230,207	2.5
			36,638,061	11.1
		Information Technology: 7.5%
	39,610	Amphenol Corp.	3,795,034	1.1
	30,310	CDW Corp.	3,521,416	1.1
	30,330	SYNNEX Corp.	3,632,624	1.1
17,750	(1)	Synopsys, Inc.	3,461,250	1.0
178,487	(2)	Other Securities	10,549,510	3.2
			24,959,834	7.5
		Materials: 5.6%
	49,030	Ball Corp.	3,407,095	1.0
	16,640	Martin Marietta Materials, Inc.	3,437,325	1.1
	6,920	Sherwin-Williams Co.	3,998,722	1.2
	98,880	Silgan Holdings, Inc.	3,202,723	1.0
	101,510	Other Securities	4,320,934	1.3
			18,366,799	5.6
		Real Estate: 12.5%
	26,150	AvalonBay Communities, Inc.	4,043,836	1.2
	41,360	Boston Properties, Inc.	3,738,117	1.1
85,670	(1)	CBRE Group, Inc.	3,873,997	1.2
1,171,457	(2)	Other Securities	29,625,371	9.0
			41,281,321	12.5
		Utilities: 9.9%
	98,030	CMS Energy Corp.	5,726,913	1.7
	72,770	Edison International	3,952,139	1.2
	40,170	Entergy Corp.	3,768,348	1.2
	77,730	National Fuel Gas Co.	3,259,219	1.0
	37,270	Sempra Energy	4,369,162	1.3
	63,430	WEC Energy Group, Inc.	5,559,639	1.7
	96,880	Xcel Energy, Inc.	6,055,000	1.8
			32,690,420	9.9
		Total Common Stock (Cost $298,070,755)	318,957,894	96.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 0.2%
731,179	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $731,181, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $745,803, due 07/31/20-07/01/50) (Cost $731,179)	$731,179	0.2
Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.2%
10,358,583	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $10,358,583)	10,358,583	3.2
		Total Short-Term Investments (Cost $11,089,762)	11,089,762	3.4
		Total Investments in Securities (Cost $309,160,517)	$330,047,656	99.9
		Assets in Excess of Other Liabilities	256,785	0.1
		Net Assets	$330,304,441	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  The grouping contains securities on loan.

(4)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$318,957,894	$—	$—	$318,957,894
Short-Term Investments	10,358,583	731,179	—	11,089,762
Total Investments, at fair value	$329,316,477	$731,179	$—	$330,047,656

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $310,485,857.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,930,661
Gross Unrealized Depreciation	(46,368,862)
Net Unrealized Appreciation	$19,561,799

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Information Technology	36.1%
Health Care	17.4%
Industrials	15.2%
Consumer Discretionary	13.9%
Financials	4.9%
Communication Services	4.0%
Consumer Staples	3.5%
Materials	3.0%
Real Estate	1.1%
Energy	0.7%
Utilities	0.2%
Assets in Excess of Other Liabilities*	0.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 99.4%
			Communication Services: 3.8%
48,800	(1)		Spotify Technology SA	$12,599,672	1.1
941,762	(2	),(3)	Other Securities	31,770,794	2.7
				44,370,466	3.8
			Consumer Discretionary: 13.9%
6,800	(1)		Autozone, Inc.	7,671,216	0.7
53,100	(1)		Burlington Stores, Inc.	10,456,983	0.9
9,700	(1)		Chipotle Mexican Grill, Inc.	10,207,892	0.9
61,700			Dollar General Corp.	11,754,467	1.0
99,400	(1)		Dollar Tree, Inc.	9,212,392	0.8
39,400	(1)		Lululemon Athletica, Inc.	12,293,194	1.0
29,300	(1)		O'Reilly Automotive, Inc.	12,354,931	1.0
1,109,311	(2	),(3)	Other Securities	89,838,819	7.6
				163,789,894	13.9
			Consumer Staples: 3.5%
91,900			Church & Dwight Co., Inc.	7,103,870	0.6
32,400			Clorox Co.	7,107,588	0.6
354,304	(2)		Other Securities	26,646,104	2.3
				40,857,562	3.5
			Energy: 0.7%
44	(1	),(4),(5)	Venture Global LNG, Inc. - Series B	169,312	0.0
560	(1	),(4),(5)	Venture Global LNG, Inc. - Series C	2,154,880	0.2
287,559			Other Securities	6,019,637	0.5
				8,343,829	0.7
Shares				Value	Percentage of Net Assets
			Financials: 4.9%
14,000			MarketAxess Holdings, Inc.	$7,012,880	0.6
32,100			MSCI, Inc. - Class A	10,715,622	0.9
110,944	(1	),(5)	Selectquote, Inc. - Lockup Shares	2,697,803	0.3
538,062	(2	),(3)	Other Securities	36,478,235	3.1
				56,904,540	4.9
			Health Care: 17.4%
27,000	(1)		Align Technology, Inc.	7,409,880	0.6
62,900	(1)		BioMarin Pharmaceutical, Inc.	7,758,086	0.7
164,228	(1)		Centene Corp.	10,436,689	0.9
33,700	(1)		DexCom, Inc.	13,661,980	1.2
25,400	(1)		Idexx Laboratories, Inc.	8,386,064	0.7
84,400	(1)		Incyte Corp., Ltd.	8,775,068	0.7
41,680	(1)		Seattle Genetics, Inc.	7,082,266	0.6
49,000	(1)		Veeva Systems, Inc.	11,486,580	1.0
1,783,472	(2	),(3)	Other Securities	129,207,158	11.0
				204,203,771	17.4
			Industrials: 15.2%
35,700			Cintas Corp.	9,509,052	0.8
17,600	(1)		CoStar Group, Inc.	12,507,792	1.1
100,700			TransUnion	8,764,928	0.8
44,256			Verisk Analytics, Inc.	7,532,371	0.6
1,930,699	(2	),(3)	Other Securities	139,745,988	11.9
				178,060,131	15.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: 35.7%
113,500			Amphenol Corp.	$10,874,435	0.9
46,479	(1)		Atlassian Corp. PLC	8,378,769	0.7
96,734	(1)		Black Knight, Inc.	7,019,019	0.6
87,764			Booz Allen Hamilton Holding Corp.	6,827,162	0.6
95,800	(1)		Cadence Design Systems, Inc.	9,192,968	0.8
80,300			CDW Corp.	9,329,254	0.8
25,900	(1	),(6)	Coupa Software, Inc.	7,175,336	0.6
57,953	(1)		DocuSign, Inc.	9,980,086	0.8
94,400	(1)		Fiserv, Inc.	9,215,328	0.8
35,600	(1)		FleetCor Technologies, Inc.	8,954,468	0.8
56,200	(1)		Fortinet, Inc.	7,714,574	0.7
85,527			Global Payments, Inc.	14,507,090	1.2
71,500			KLA Corp.	13,905,320	1.2
32,455			Lam Research Corp.	10,497,894	0.9
152,600			Maxim Integrated Products	9,249,086	0.8
112,300	(6)		Microchip Technology, Inc.	11,826,313	1.0
60,400			Motorola Solutions, Inc.	8,463,852	0.7
38,700	(1)		Okta, Inc.	7,748,901	0.7
32,200	(1)		Palo Alto Networks, Inc.	7,395,374	0.6
72,300			Skyworks Solutions, Inc.	9,244,278	0.8
64,100	(1)		Splunk, Inc.	12,736,670	1.1
48,500	(1)		Synopsys, Inc.	9,457,500	0.8
44,800	(1)		Twilio, Inc.	9,830,016	0.8
84,500			Xilinx, Inc.	8,313,955	0.7
2,237,516	(2	),(3)	Other Securities	191,748,573	16.3
				419,586,221	35.7
			Materials: 3.0%
105,180			Ball Corp.	7,308,958	0.6
510,029	(2	),(3)	Other Securities	28,282,769	2.4
				35,591,727	3.0
			Real Estate: 1.1%
26,350			SBA Communications Corp.	7,850,192	0.7
6,575	(1	),(4),(5)	WeWork Companies, Inc. - Class A	—	—
130,095	(2)		Other Securities	4,808,038	0.4
				12,658,230	1.1
Shares				Value	Percentage of Net Assets
			Utilities: 0.2%
23,974			Other Securities	$2,726,811	0.2
			Total Common Stock (Cost $813,989,888)	1,167,093,182	99.4
PREFERRED STOCK: 0.6%
			Communication Services: 0.2%
32,391	(1	),(4),(5)	AirBNB, Inc. - Series D	1,781,505	0.2
3,719	(1	),(4),(5)	AirBNB, Inc. - Series E	204,545	0.0
				1,986,050	0.2
			Information Technology: 0.4%
24,459	(1	),(4),(5)	Databricks, Inc., Series F	1,050,475	0.1
353,970	(1	),(4),(5)	Tanium, Inc. - Series G	3,256,524	0.2
23,311	(1	),(4),(5)	UiPath Inc., Series D-1	917,327	0.1
3,914	(1	),(4),(5)	UiPath Inc., Series D-2	154,023	0.0
				5,378,349	0.4
			Real Estate: —%
44,396	(1	),(4),(5)	WeWork Companies, Inc. - Series D-1	—	—
34,882	(1	),(4),(5)	WeWork Companies, Inc. - Series D-2	—	—
24,709	(1	),(4),(5)	WeWork Companies, Inc. - Series E	—	—
				—	—
			Total Preferred Stock (Cost $7,676,732)	7,364,399	0.6
			Total Long-Term Investments (Cost $821,666,620)	1,174,457,581	100.0
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
			Floating Rate Notes: 0.2%
950,000	(7)		Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
950,000	(7)		Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Floating Rate Notes (continued)
950,000	(7)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	$950,032	0.0
		Total Floating Rate Notes (Cost $2,850,208)	2,850,208	0.2
		Repurchase Agreements: 7.5%
3,015,757	(7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $3,015,769, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,076,072, due 08/13/20-05/20/70)	3,015,757	0.3
2,306,003	(7)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,306,009, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,352,123, due 05/15/24-08/15/47)	2,306,003	0.2
6,505,864	(7)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $6,505,907, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $6,831,157, due 08/15/20-03/19/40)	6,505,864	0.6
Principal Amount†			Value	Percentage of Net Assets
18,068,217	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $18,068,267, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,429,581, due 08/01/20-02/20/70)	$18,068,217	1.5
3,546,167	(7)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,546,177, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,617,090, due 01/01/29-06/01/50)	3,546,167	0.3
7,615,511	(7)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $7,615,542, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $7,767,854, due 07/31/20-11/15/49)	7,615,511	0.6

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
22,712,580	(7)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $22,712,636, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $23,166,833, due 07/31/21-05/20/70)	$22,712,580	1.9
4,642,376	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,642,390, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,735,223, due 07/15/20-06/01/50)	4,642,376	0.4
1,363,064	(7)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,363,074, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,423,659, due 10/27/20-05/27/40)	1,363,064	0.1
Principal Amount†				Value	Percentage of Net Assets
18,437,724	(7)		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $18,437,845, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,849,217, due 01/15/22-02/15/47)	$18,437,724	1.6
			Total Repurchase Agreements (Cost $88,213,263)	88,213,263	7.5
Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.6%
2,173,000	(7	),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	2,173,000	0.2
2,173,000	(7	),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	2,173,000	0.2
2,173,000	(7	),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	2,173,000	0.2
154	(8)		T. Rowe Price Government Reserve Fund, 0.140%	154	0.0
			Total Mutual Funds (Cost $6,519,154)	6,519,154	0.6
			Total Short-Term Investments (Cost $97,582,625)	97,582,625	8.3
			Total Investments in Securities (Cost $919,249,245)	$1,272,040,206	108.3
			Liabilities in Excess of Other Assets	(97,220,317)	(8.3)
			Net Assets	$1,174,819,889	100.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  The grouping contains securities on loan.

(3)  The grouping contains non-income producing securities.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $12,386,394 or 1.1% of net assets. Please refer to the table below for additional details.

(6)  Security, or a portion of the security, is on loan.

(7)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)  Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$44,370,466	$—	$—	$44,370,466
Consumer Discretionary	163,789,894	—	—	163,789,894
Consumer Staples	40,857,562	—	—	40,857,562
Energy	6,019,637	—	2,324,192	8,343,829
Financials	54,206,737	2,697,803	—	56,904,540
Health Care	204,203,771	—	—	204,203,771
Industrials	178,060,131	—	—	178,060,131
Information Technology	419,586,221	—	—	419,586,221
Materials	35,591,727	—	—	35,591,727
Real Estate	12,658,230	—	—	12,658,230
Utilities	2,726,811	—	—	2,726,811
Total Common Stock	1,162,071,187	2,697,803	2,324,192	1,167,093,182
Preferred Stock	—	—	7,364,399	7,364,399
Short-Term Investments	6,519,154	91,063,471	—	97,582,625
Total Investments, at fair value	$1,168,590,341	$93,761,274	$9,688,591	$1,272,040,206

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2020, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$1,781,505
AirBNB, Inc. - Series E	7/14/2015	346,218	204,545
Databricks, Inc., Series F	10/22/2019	1,050,475	1,050,475
Selectquote, Inc. - Lockup Shares	5/6/2020	1,996,992	2,697,803
Tanium, Inc. - Series G	8/26/2015	1,757,214	3,256,524
UiPath Inc., Series D-1	4/26/2019	917,327	917,327
UiPath Inc., Series D-2	4/26/2019	154,023	154,023
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	169,312
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,154,880
WeWork Companies, Inc. - Class A	6/23/2015	144,501	—
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	—
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	—
WeWork Companies, Inc. - Series E	6/23/2015	812,668	—
		$12,035,078	$12,386,394

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

  Cost for federal income tax purposes was $921,927,074.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$392,784,183
Gross Unrealized Depreciation	(42,671,051)
Net Unrealized Appreciation	$350,113,132

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED)

Sector Diversification
as of June 30, 2020
(as a percentage of net assets)

Information Technology	38.8%
Consumer Discretionary	19.9%
Communication Services	18.1%
Health Care	11.1%
Industrials	7.4%
Financials	3.4%
Materials	0.5%
Utilities	0.2%
Real Estate**	0.0%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.0%
			Communication Services: 17.7%
34,559	(1)		Alphabet, Inc. - Class A	$49,006,390	2.9
28,985	(1)		Alphabet, Inc. - Class C	40,973,486	2.4
5,531	(1	),(2),(3)	Epic Games, Inc.	3,180,325	0.2
370,475	(1)		Facebook, Inc.- Class A	84,123,758	5.0
37,972	(1)		IAC/InterActiveCorp	12,280,145	0.7
92,321	(1)		NetFlix, Inc.	42,009,748	2.5
120,800	(1	),(4)	Sea Ltd. ADR	12,954,592	0.7
725,490	(1	),(4)	Snap, Inc.	17,041,760	1.0
63,336	(1)		Spotify Technology SA	16,352,722	1.0
237,500			Tencent Holdings Ltd.	15,218,504	0.9
68,591	(5	),(6)	Other Securities	7,342,666	0.4
				300,484,096	17.7
			Consumer Discretionary: 19.3%
179,716	(1)		Alibaba Group Holding Ltd. ADR	38,764,741	2.3
65,788	(1)		Amazon.com, Inc.	181,497,250	10.7
8,239	(1)		Booking Holdings, Inc.	13,119,289	0.8
74,195	(1	),(4)	Carvana Co.	8,918,239	0.5
10,941	(1)		Chipotle Mexican Grill, Inc.	11,513,871	0.7
2,793	(1	),(2),(3)	DoorDash, Inc. - Series H	641,080	0.0
79,645	(4)		Ferrari NV	13,620,091	0.8
52,093	(1)		Lululemon Athletica, Inc.	16,253,537	1.0
181,348			Ross Stores, Inc.	15,458,104	0.9
459,621	(5	),(6)	Other Securities	27,049,245	1.6
				326,835,447	19.3
Shares				Value	Percentage of Net Assets
			Financials: 3.4%
1,134,411	(1	),(2),(3)	Ant International Co., Limited - Class C	$7,963,565	0.5
137,471			Chubb Ltd.	17,406,578	1.0
34,785			S&P Global, Inc.	11,460,962	0.7
228,981	(5	),(6)	Other Securities	21,247,747	1.2
				58,078,852	3.4
			Health Care: 11.1%
57,887			Anthem, Inc.	15,223,123	0.9
245,236	(1)		Centene Corp.	15,584,748	0.9
105,096			Cigna Corp.	19,721,264	1.2
100,473			HCA Healthcare, Inc.	9,751,909	0.6
39,761	(1)		Intuitive Surgical, Inc.	22,657,011	1.3
96,027			Stryker Corp.	17,303,105	1.0
109,020			UnitedHealth Group, Inc.	32,155,449	1.9
77,744	(1)		Vertex Pharmaceuticals, Inc.	22,569,861	1.3
328,267	(5	),(6)	Other Securities	32,986,588	2.0
				187,953,058	11.1
			Industrials: 7.2%
41,046			Cintas Corp.	10,933,013	0.6
64,635			Equifax, Inc.	11,109,464	0.7
162,290			Fortive Corp.	10,980,541	0.7
45,570			Roper Technologies, Inc.	17,693,008	1.0
203,656			TransUnion	17,726,218	1.1
1,418,894	(6)		Other Securities	52,827,068	3.1
				121,269,312	7.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: 38.6%
30,000	(1)		Adobe, Inc.	$13,059,300	0.8
215,313	(1)		Advanced Micro Devices, Inc.	11,327,617	0.7
223,772			Apple, Inc.	81,632,026	4.8
53,982			ASML Holding NV-NY REG	19,866,995	1.2
220,750			Fidelity National Information Services, Inc.	29,600,367	1.8
211,032	(1)		Fiserv, Inc.	20,600,944	1.2
103,852			Global Payments, Inc.	17,615,376	1.0
83,652			Intuit, Inc.	24,776,886	1.5
455,667			Marvell Technology Group Ltd.	15,975,685	0.9
161,687			Mastercard, Inc. - Class A	47,810,846	2.8
729,483			Microsoft Corp.	148,457,085	8.8
39,600			Nvidia Corp.	15,044,436	0.9
33,174	(1)		Paycom Software, Inc.	10,274,983	0.6
173,180	(1)		PayPal Holdings, Inc.	30,173,151	1.8
181,839	(1)		Salesforce.com, Inc.	34,063,900	2.0
46,298	(1)		ServiceNow, Inc.	18,753,468	1.1
4,129	(1	),(2),(3)	Snowflake, Inc. - Class B	160,081	0.0
99,838	(1)		Splunk, Inc.	19,837,811	1.2
51,440	(1	),(2),(3)	Stripe, Inc. - Class B	807,094	0.0
274,756			Visa, Inc. - Class A	53,074,617	3.1
477,005	(5	),(6)	Other Securities	40,206,139	2.4
				653,118,807	38.6
			Materials: 0.5%
43,724			Linde Public Ltd.	9,274,298	0.5
			Utilities: 0.2%
21,690			Other Securities	2,542,719	0.2
			Total Common Stock (Cost $1,117,106,098)	1,659,556,589	98.0
PREFERRED STOCK: 1.4%
			Communication Services: 0.4%
59,241	(1	),(2),(3)	AirBNB, Inc. - Series D	3,258,255	0.2
16,058	(1	),(2),(3)	AirBNB, Inc. - Series E	883,190	0.1
68,026	(1	),(2),(3)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	2,563,887	0.1
				6,705,332	0.4
			Consumer Discretionary: 0.6%
163,010	(1	),(2),(3)	Aurora Innovation, Inc., - Series B	1,506,261	0.1
8,132	(1	),(2),(3)	DoorDash, Inc. - Series G	1,866,546	0.1
Shares				Value	Percentage of Net Assets
549,762	(1	),(2),(3)	Rivian Automotive, Inc. - Series D	$5,906,643	0.3
18,931	(1	),(2),(3)	Waymo LLC., Series A-2	1,625,552	0.1
				10,905,002	0.6
			Industrials: 0.2%
159,700	(1	),(2),(3)	GM Cruise Holdings, LLC - Class F	2,914,525	0.2
			Information Technology: 0.2%
93,459	(1	),(2),(3)	Magic Leap, Inc. - Series C	430,528	0.1
61,969	(1	),(2),(3)	Magic Leap, Inc. - Series D	334,632	0.0
57,073	(1	),(2),(3)	UiPath Inc., Series D-1	2,245,920	0.1
9,584	(1	),(2),(3)	UiPath Inc., Series D-2	377,147	0.0
				3,388,227	0.2
			Real Estate: —%
42,822	(1	),(2),(3)	WeWork Companies, Inc. - Series E	—	—
			Total Preferred Stock (Cost $27,125,351)	23,913,086	1.4
			Total Long-Term Investments (Cost $1,144,231,449)	1,683,469,675	99.4
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
			Floating Rate Notes: 0.2%
500,000	(7)		Bank of Montreal, 0.200%, 07/13/2020	$500,011	0.0
600,000	(7)		J.P. Morgan Securities LLC, 0.360%, 07/08/2020	600,027	0.0
375,000	(7)		National Bank of Canada, 1.180%, 07/16/2020	375,013	0.0
950,000	(7)		Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1
800,000	(7)		Royal Bank of Canada, 0.350%, 07/17/2020	800,073	0.1
600,000	(7)		Svenska Handelsbanken AB, 0.330%, 07/07/2020	600,021	0.0
			Total Floating Rate Notes (Cost $3,825,203)	3,825,203	0.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements: 3.9%
2,291,339	(7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,291,348, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,337,166, due 08/13/20-05/20/70)	$2,291,339	0.1
2,293,535	(7)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,293,541, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,339,406, due 05/15/24-08/15/47)	2,293,535	0.1
4,765,775	(7)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $4,765,806, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $5,004,064, due 08/15/20-03/19/40)	4,765,775	0.3
Principal Amount†			Value	Percentage of Net Assets
13,728,027	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $13,728,065, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $14,002,588, due 08/01/20-02/20/70)	$13,728,027	0.8
2,694,338	(7)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,694,345, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $2,748,225, due 01/01/29-06/01/50)	2,694,338	0.2
5,786,177	(7)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $5,786,201, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,901,925, due 07/31/20-11/15/49)	5,786,177	0.4

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
17,408,476	(7)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $17,408,519, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $17,756,646, due 07/31/21-05/20/70)	$17,408,476	1.0
3,527,224	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $3,527,235, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,597,768, due 07/15/20-06/01/50)	3,527,224	0.2
13,948,585	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $13,948,677, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,259,889, due 01/15/22-02/15/47)	13,948,585	0.8
		Total Repurchase Agreements (Cost $66,443,476)	66,443,476	3.9
Shares				Value	Percentage of Net Assets
			Mutual Funds: 2.6%
1,188,000	(7	),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	$1,188,000	0.1
1,668,000	(7	),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	1,668,000	0.1
1,668,000	(7	),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,668,000	0.1
39,129,478	(8)		T. Rowe Price Government Reserve Fund, 0.140%	39,129,478	2.3
			Total Mutual Funds (Cost $43,653,478)	43,653,478	2.6
			Total Short-Term Investments (Cost $113,922,157)	113,922,157	6.7
			Total Investments in Securities (Cost $1,258,153,606)	$1,797,391,832	106.1
			Liabilities in Excess of Other Assets	(103,154,186)	(6.1)
			Net Assets	$1,694,237,646	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $36,665,231 or 2.2% of net assets. Please refer to the table below for additional details.

(4)  Security, or a portion of the security, is on loan.

(5)  The grouping contains securities on loan.

(6)  The grouping contains non-income producing securities.

(7)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)  Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$282,085,267	$15,218,504	$3,180,325	$300,484,096
Consumer Discretionary	326,194,367	—	641,080	326,835,447
Financials	50,115,287	—	7,963,565	58,078,852
Health Care	180,413,488	7,539,570	—	187,953,058
Industrials	121,269,312	—	—	121,269,312
Information Technology	644,055,444	8,096,188	967,175	653,118,807
Materials	9,274,298	—	—	9,274,298
Utilities	2,542,719	—	—	2,542,719
Total Common Stock	1,615,950,182	30,854,262	12,752,145	1,659,556,589
Preferred Stock	—	—	23,913,086	23,913,086
Short-Term Investments	43,653,478	70,268,679	—	113,922,157
Total Investments, at fair value	$1,659,603,660	$101,122,941	$36,665,231	$1,797,391,832

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2020, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$3,258,255
AirBNB, Inc. - Series E	7/14/2015	1,494,910	883,190
Ant International Co., Limited- Class C	6/7/2018	6,364,046	7,963,565
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,261	1,506,261
DoorDash, Inc. - Series G	11/12/2019	1,542,617	1,866,546
DoorDash, Inc. - Series H	6/17/2020	641,080	641,080
Epic Games, Inc.	6/18/2020	3,180,325	3,180,325
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	2,914,525
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	430,528
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	334,632
Rivian Automotive, Inc. - Series D	12/23/2019	5,906,643	5,906,643
Snowflake, Inc. - Class B	3/17/2020	160,150	160,081
Stripe, Inc. - Class B	12/17/2019	807,094	807,094
UiPath Inc., Series D-1	4/26/2019	2,245,920	2,245,920
UiPath Inc., Series D-2	4/26/2019	377,147	377,147
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,625,552
WeWork Companies, Inc. - Series E	6/23/2015	1,408,397	—
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,694	2,563,887
		$38,278,046	$36,665,231

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2020:

Investments, at fair value	Fair Value at June 30, 2020	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Input(s)***	Impact to Valuation from an Increase in Input****
Common Stocks	$12,752,145	Recent Comparable Transaction Price(s)	Discount Factor	— **	— **	—	**
Preferred Stocks	$23,913,086	Recent Comparable Transaction Price(s)	Market performance adjustment	26%	26%	Decrease
		Recent Comparable Transaction Price(s)	Discount for uncertainty	80%	80%	Decrease
		Recent Comparable Transaction Price(s)	Discount for lack of collectability	100%	100%	Decrease
		Recent Comparable Transaction Price(s)	Discount Factor	— **	— **	—	**
Total Investments, at fair value	$36,665,231

*  Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.

**  No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2020.

***  Unobservable inputs were weighted by the relative fair value of the instruments.

****  Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2020:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2019	$8,101,357	$31,298,235	$39,399,592
Purchases	3,981,555	1,625,552	5,607,107
Sales	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)****	669,233	(9,010,701)	(8,341,468)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance at June 30, 2020	$12,752,145	$23,913,086	$36,665,231
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2020****	$669,233	$(9,010,701)	$(8,341,468)

****  Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2020 may be due to securities no longer held or categorized as Level 3 at year end.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,262,685,204.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$563,054,757
Gross Unrealized Depreciation	(28,278,642)
Net Unrealized Appreciation	$534,776,115

See Accompanying Notes to Financial Statements

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

VPSAR-VPI

(0620-082420)

Semi-Annual Report
June 30, 2020
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
■ Voya Solution Aggressive Portfolio	■ Voya Solution 2030 Portfolio
■ Voya Solution Balanced Portfolio	■ Voya Solution 2035 Portfolio
■ Voya Solution Conservative Portfolio	■ Voya Solution 2040 Portfolio
■ Voya Solution Income Portfolio	■ Voya Solution 2045 Portfolio
■ Voya Solution Moderately Aggressive Portfolio	■ Voya Solution 2050 Portfolio
■ Voya Solution Moderately Conservative Portfolio	■ Voya Solution 2055 Portfolio
■ Voya Solution 2020 Portfolio	■ Voya Solution 2060 Portfolio
■ Voya Solution 2025 Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.
In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.
Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

1

shareholder expense examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$925.10	0.79%	$3.78	$1,000.00	$1,020.93	0.79%	$3.97
Class I	1,000.00	927.00	0.29	1.39	1,000.00	1,023.42	0.29	1.46
Class R6	1,000.00	928.40	0.29	1.39	1,000.00	1,023.42	0.29	1.46
Class S	1,000.00	926.00	0.54	2.59	1,000.00	1,022.18	0.54	2.72
Class S2	1,000.00	926.20	0.69	3.30	1,000.00	1,021.43	0.69	3.47
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$956.90	0.78%	$3.80	$1,000.00	$1,020.98	0.78%	$3.92
Class I	1,000.00	959.60	0.28	1.36	1,000.00	1,023.47	0.28	1.41
Class R6	1,000.00	959.60	0.28	1.36	1,000.00	1,023.47	0.28	1.41
Class S	1,000.00	958.50	0.53	2.58	1,000.00	1,022.23	0.53	2.66
Class S2	1,000.00	958.30	0.68	3.31	1,000.00	1,021.48	0.68	3.42
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$996.40	0.67%	$3.33	$1,000.00	$1,021.53	0.67%	$3.37
Class I	1,000.00	998.20	0.17	0.84	1,000.00	1,024.02	0.17	0.86
Class R6	1,000.00	998.20	0.17	0.84	1,000.00	1,024.02	0.17	0.86
Class S	1,000.00	997.40	0.42	2.09	1,000.00	1,022.77	0.42	2.11
Class S2	1,000.00	996.40	0.57	2.83	1,000.00	1,022.03	0.57	2.87
2

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,004.30	0.70%	$3.49	$1,000.00	$1,021.38	0.70%	$3.52
Class I	1,000.00	1,006.60	0.20	1.00	1,000.00	1,023.87	0.20	1.01
Class S	1,000.00	1,005.90	0.45	2.24	1,000.00	1,022.63	0.45	2.26
Class S2	1,000.00	1,004.30	0.60	2.99	1,000.00	1,021.88	0.60	3.02
Class T	1,000.00	1,004.00	0.90	4.48	1,000.00	1,020.39	0.90	4.52
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$929.80	0.79%	$3.79	$1,000.00	$1,020.93	0.79%	$3.97
Class I	1,000.00	932.10	0.29	1.39	1,000.00	1,023.42	0.29	1.46
Class R6	1,000.00	932.00	0.28	1.35	1,000.00	1,023.47	0.28	1.41
Class S	1,000.00	930.50	0.54	2.59	1,000.00	1,022.18	0.54	2.72
Class S2	1,000.00	929.90	0.69	3.31	1,000.00	1,021.43	0.69	3.47
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$975.20	0.70%	$3.44	$1,000.00	$1,021.38	0.70%	$3.52
Class I	1,000.00	976.30	0.20	0.98	1,000.00	1,023.87	0.20	1.01
Class R6	1,000.00	978.20	0.20	0.98	1,000.00	1,023.87	0.20	1.01
Class S	1,000.00	976.70	0.45	2.21	1,000.00	1,022.63	0.45	2.26
Class S2	1,000.00	975.30	0.60	2.95	1,000.00	1,021.88	0.60	3.02
Voya Solution 2020 Portfolio
Class ADV	$1,000.00	$1,000.80	0.75%	$3.73	$1,000.00	$1,021.13	0.75%	$3.77
Class I	1,000.00	1,003.90	0.25	1.25	1,000.00	1,023.62	0.25	1.26
Class S	1,000.00	1,002.30	0.50	2.49	1,000.00	1,022.38	0.50	2.51
Class S2	1,000.00	1,000.80	0.65	3.23	1,000.00	1,021.63	0.65	3.27
Class T	1,000.00	1,000.00	0.95	4.72	1,000.00	1,020.14	0.95	4.77
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$973.60	0.69%	$3.39	$1,000.00	$1,021.43	0.69%	$3.47
Class I	1,000.00	976.10	0.19	0.93	1,000.00	1,023.92	0.19	0.96
Class S	1,000.00	974.90	0.44	2.16	1,000.00	1,022.68	0.44	2.21
Class S2	1,000.00	974.20	0.59	2.90	1,000.00	1,021.93	0.59	2.97
Class T	1,000.00	973.30	0.89	4.37	1,000.00	1,020.44	0.89	4.47
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$962.10	0.68%	$3.32	$1,000.00	$1,021.48	0.68%	$3.42
Class I	1,000.00	964.50	0.18	0.88	1,000.00	1,023.97	0.18	0.91
Class S	1,000.00	963.60	0.43	2.10	1,000.00	1,022.73	0.43	2.16
Class S2	1,000.00	963.10	0.58	2.83	1,000.00	1,021.98	0.58	2.92
Class T	1,000.00	960.80	0.88	4.29	1,000.00	1,020.49	0.88	4.42
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$945.80	0.67%	$3.24	$1,000.00	$1,021.53	0.67%	$3.37
Class I	1,000.00	947.40	0.17	0.82	1,000.00	1,024.02	0.17	0.86
Class S	1,000.00	1,053.30	0.42	2.14	1,000.00	1,022.77	0.42	2.11
Class S2	1,000.00	946.20	0.57	2.76	1,000.00	1,022.03	0.57	2.87
Class T	1,000.00	944.60	0.87	4.21	1,000.00	1,020.54	0.87	4.37
3

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$943.40	0.68%	$3.29	$1,000.00	$1,021.48	0.68%	$3.42
Class I	1,000.00	945.80	0.18	0.87	1,000.00	1,023.97	0.18	0.91
Class S	1,000.00	944.60	0.43	2.08	1,000.00	1,022.73	0.43	2.16
Class S2	1,000.00	943.70	0.58	2.80	1,000.00	1,021.98	0.58	2.92
Class T	1,000.00	942.70	0.88	4.25	1,000.00	1,020.49	0.88	4.42
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$934.60	0.68%	$3.27	$1,000.00	$1,021.48	0.68%	$3.42
Class I	1,000.00	935.90	0.18	0.87	1,000.00	1,023.97	0.18	0.91
Class S	1,000.00	934.80	0.43	2.07	1,000.00	1,022.73	0.43	2.16
Class S2	1,000.00	934.70	0.58	2.79	1,000.00	1,021.98	0.58	2.92
Class T	1,000.00	933.90	0.88	4.23	1,000.00	1,020.49	0.88	4.42
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$932.10	0.69%	$3.31	$1,000.00	$1,021.43	0.69%	$3.47
Class I	1,000.00	934.40	0.19	0.91	1,000.00	1,023.92	0.19	0.96
Class S	1,000.00	933.60	0.44	2.12	1,000.00	1,022.68	0.44	2.21
Class S2	1,000.00	932.70	0.59	2.84	1,000.00	1,021.93	0.59	2.97
Class T	1,000.00	931.70	0.89	4.27	1,000.00	1,020.44	0.89	4.47
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$929.20	0.67%	$3.21	$1,000.00	$1,021.53	0.67%	$3.37
Class I	1,000.00	931.50	0.17	0.82	1,000.00	1,024.02	0.17	0.86
Class S	1,000.00	929.90	0.42	2.02	1,000.00	1,022.77	0.42	2.11
Class S2	1,000.00	929.60	0.57	2.73	1,000.00	1,022.03	0.57	2.87
Class T	1,000.00	928.30	0.87	4.17	1,000.00	1,020.54	0.87	4.37
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$928.60	0.69%	$3.31	$1,000.00	$1,021.43	0.69%	$3.47
Class I	1,000.00	930.60	0.19	0.91	1,000.00	1,023.92	0.19	0.96
Class S	1,000.00	929.60	0.44	2.11	1,000.00	1,022.68	0.44	2.21
Class S2	1,000.00	928.70	0.59	2.83	1,000.00	1,021.93	0.59	2.97
Class T	1,000.00	927.60	0.89	4.27	1,000.00	1,020.44	0.89	4.47

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$16,788,041	$41,764,554	$13,508,136	$271,924,588
Investments in unaffiliated underlying funds at fair value**	3,308,713	10,128,540	2,749,620	27,176,505
Cash	21,825	55,862	10,292	754,403
Cash collateral for futures	—	—	—	3,717,712
Receivables:
Investments in affiliated underlying funds sold	—	—	—	28,321
Fund shares sold	14,895	14,337	2,994	6,750
Dividends	7,742	10,412	828	—
Interest	40	84	25	367
Prepaid expenses	213	585	195	3,592
Reimbursement due from Investment Adviser	774	1,659	3,886	14,036
Other assets	301	1,623	501	24,314
Total assets	20,142,544	51,977,656	16,276,477	303,650,588
LIABILITIES:
Payable for fund shares redeemed	—	4,898	15,569	1,048,369
Payable for investment management fees	5,333	14,839	3,252	54,683
Payable for distribution and shareholder service fees	2,410	8,329	3,050	75,272
Payable for directors fees	95	257	84	1,533
Payable to directors under the deferred compensation plan (Note 6)	301	1,623	501	24,313
Other accrued expenses and liabilities	13,953	22,177	11,027	144,491
Total liabilities	22,092	52,123	33,483	1,348,661
NET ASSETS	$20,120,452	$51,925,533	$16,242,994	$302,301,927
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$20,174,845	$50,299,755	$15,373,975	$286,227,770
Total distributable earnings (loss)	(54,393)	1,625,778	869,019	16,074,157
NET ASSETS	$20,120,452	$51,925,533	$16,242,994	$302,301,927
* Cost of investments in affiliated underlying funds	$16,817,411	$40,230,652	$13,014,598	$259,239,987
** Cost of investments in unaffiliated underlying funds	$3,179,055	$10,075,685	$2,613,380	$26,269,354
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$2,985,869	$9,247,212	$5,406,879	$131,406,314
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	246,767	991,718	482,896	11,130,215
Net asset value and redemption price per share	$12.10	$9.32	$11.20	$11.81
Class I
Net assets	$183,259	$2,124,056	$118,377	$72,855,593
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,728	218,350	10,397	6,005,589
Net asset value and redemption price per share	$12.44	$9.73	$11.39	$12.13
Class R6
Net assets	$12,036,866	$20,143,576	$7,419,075	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	967,168	2,070,949	651,626	n/a
Net asset value and redemption price per share	$12.45	$9.73	$11.39	n/a
Class S
Net assets	$3,313,238	$18,211,909	$2,195,938	$93,709,615
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	269,923	1,925,527	194,197	7,797,824
Net asset value and redemption price per share	$12.27	$9.46	$11.31	$12.02
Class S2
Net assets	$1,601,220	$2,198,780	$1,102,725	$4,220,497
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	132,930	233,466	98,406	360,648
Net asset value and redemption price per share	$12.05	$9.42	$11.21	$11.70
Class T
Net assets	n/a	n/a	n/a	$109,908
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	8,718
Net asset value and redemption price per share	n/a	n/a	n/a	$12.61
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$441,208,483	$30,659,302	$25,289,355	$647,935,063
Investments in unaffiliated underlying funds at fair value**	80,412,173	6,423,530	4,503,491	101,645,481
Cash	1,496,880	35,153	16,701	1,735,262
Cash collateral for futures	6,571,263	—	—	8,314,804
Receivables:
Investments in affiliated underlying funds sold	—	—	—	334,569
Fund shares sold	235,881	15,484	198,559	580,641
Dividends	183,968	962	8	188,242
Interest	587	64	37	809
Prepaid expenses	6,243	405	386	8,759
Reimbursement due from Investment Adviser	—	4,385	273	8,089
Other assets	33,293	1,164	622	38,410
Total assets	530,148,771	37,140,449	30,009,432	760,790,129
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	211,339	—	—	—
Payable for fund shares redeemed	14,052	1,560	1,651,104	1,025,841
Payable for investment management fees	166,624	7,169	6,088	142,889
Payable for distribution and shareholder service fees	108,851	8,097	6,640	155,215
Payable for directors fees	2,675	183	161	3,805
Payable to directors under the deferred compensation plan (Note 6)	33,293	1,164	622	38,410
Other accrued expenses and liabilities	128,969	22,844	16,429	173,780
Total liabilities	665,803	41,017	1,681,044	1,539,940
NET ASSETS	$529,482,968	$37,099,432	$28,328,388	$759,250,189
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$522,280,236	$35,932,423	$26,661,239	$722,400,351
Total distributable earnings	7,202,732	1,167,009	1,667,149	36,849,838
NET ASSETS	$529,482,968	$37,099,432	$28,328,388	$759,250,189
* Cost of investments in affiliated underlying funds	$441,443,962	$29,648,379	$24,135,540	$628,375,084
** Cost of investments in unaffiliated underlying funds	$82,563,985	$6,141,742	$4,319,105	$98,624,822
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
Class ADV
Net assets	$20,834,877	$6,568,851	$11,218,484	$230,939,311
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,787,422	667,477	886,912	20,854,120
Net asset value and redemption price per share	$11.66	$9.84	$12.65	$11.07
Class I
Net assets	$3,882,174	$17,304	$7,791,454	$243,506,485
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	325,160	1,679	599,588	21,296,920
Net asset value and redemption price per share	$11.94	$10.30	$12.99	$11.43
Class R6
Net assets	$19,009,020	$7,198,766	n/a	n/a
Shares authorized	100,000,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	1,593,412	698,434	n/a	n/a
Net asset value and redemption price per share	$11.93	$10.31	n/a	n/a
Class S
Net assets	$484,870,543	$18,412,918	$8,873,462	$275,853,281
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	41,145,003	1,830,922	687,323	24,462,927
Net asset value and redemption price per share	$11.78	$10.06	$12.91	$11.28
Class S2
Net assets	$886,354	$4,901,593	$427,847	$8,561,584
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	75,132	495,641	33,475	782,284
Net asset value and redemption price per share	$11.80	$9.89	$12.78	$10.94
Class T
Net assets	n/a	n/a	$17,141	$389,528
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	1,358	33,421
Net asset value and redemption price per share	n/a	n/a	$12.62	$11.66
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$35,167,237	$659,407,013	$26,618,437	$514,552,110
Investments in unaffiliated underlying funds at fair value**	7,908,599	125,965,779	6,257,259	88,430,055
Cash	33,130	1,846,858	34,124	1,069,901
Cash collateral for futures	—	7,952,068	—	6,272,793
Receivables:
Investments in affiliated underlying funds sold	—	—	—	6,924
Fund shares sold	944,369	569,329	160,476	1,312,335
Dividends	6,476	197,261	10,738	295,944
Interest	63	1,188	59	930
Prepaid expenses	463	8,967	357	6,777
Reimbursement due from Investment Adviser	6,000	27,756	4,880	27,792
Other assets	577	35,249	460	24,386
Total assets	44,066,914	796,011,468	33,086,790	611,999,947
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	27,842	—	—
Payable for fund shares redeemed	69,254	450,985	5,343	232,696
Payable for investment management fees	8,509	152,431	6,465	115,933
Payable for distribution and shareholder service fees	10,292	147,051	7,568	100,342
Payable for directors fees	213	3,924	161	2,985
Payable to directors under the deferred compensation plan (Note 6)	577	35,249	460	24,386
Other accrued expenses and liabilities	18,194	127,527	11,010	106,151
Total liabilities	107,039	945,009	31,007	582,493
NET ASSETS	$43,959,875	$795,066,459	$33,055,783	$611,417,454
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$42,824,285	$763,287,007	$32,569,500	$597,291,888
Total distributable earnings	1,135,590	31,779,452	486,283	14,125,566
NET ASSETS	$43,959,875	$795,066,459	$33,055,783	$611,417,454
* Cost of investments in affiliated underlying funds	$34,359,190	$647,596,844	$26,281,849	$514,358,491
** Cost of investments in unaffiliated underlying funds	$7,673,814	$125,326,706	$6,098,246	$86,763,600
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
Class ADV
Net assets	$18,463,077	$201,017,318	$13,831,299	$131,630,825
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,254,289	18,281,575	911,038	12,283,935
Net asset value and redemption price per share	$14.72	$11.00	$15.18	$10.72
Class I
Net assets	$11,747,991	$287,099,873	$10,232,376	$257,436,919
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	772,156	25,287,596	651,825	23,210,040
Net asset value and redemption price per share	$15.21	$11.35	$15.70	$11.09
Class S
Net assets	$13,258,963	$295,089,471	$7,971,252	$216,491,068
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	878,787	26,352,281	513,280	19,857,559
Net asset value and redemption price per share	$15.09	$11.20	$15.53	$10.90
Class S2
Net assets	$454,911	$11,435,892	$989,365	$5,730,452
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,558	1,065,862	64,815	540,845
Net asset value and redemption price per share	$14.89	$10.73	$15.26	$10.60
Class T
Net assets	$34,933	$423,905	$31,491	$128,190
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,374	36,572	2,080	11,491
Net asset value and redemption price per share	$14.71	$11.59	$15.14	$11.16
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$22,749,863	$194,347,941	$14,700,407
Investments in unaffiliated underlying funds at fair value**	5,225,468	31,384,159	3,000,794
Cash	21,296	427,832	20,762
Cash collateral for futures	—	2,125,772	—
Receivables:
Investments in affiliated underlying funds sold	—	4,934	—
Fund shares sold	237,360	665,326	699,059
Dividends	11,439	113,475	7,261
Interest	33	362	34
Prepaid expenses	304	2,342	171
Reimbursement due from Investment Adviser	5,732	45,652	12,227
Other assets	352	4,650	181
Total assets	28,251,847	229,122,445	18,440,896
LIABILITIES:
Payable for fund shares redeemed	114,010	91,958	6,130
Payable for investment management fees	5,543	42,803	3,378
Payable for distribution and shareholder service fees	6,475	30,752	3,865
Payable for directors fees	138	1,075	81
Payable to directors under the deferred compensation plan (Note 6)	352	4,650	181
Other accrued expenses and liabilities	10,468	64,269	9,498
Total liabilities	136,986	235,507	23,133
NET ASSETS	$28,114,861	$228,886,938	$18,417,763
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$28,018,288	$226,020,793	$18,386,299
Total distributable earnings	96,573	2,866,145	31,464
NET ASSETS	$28,114,861	$228,886,938	$18,417,763
* Cost of investments in affiliated underlying funds	$22,658,285	$196,405,230	$14,565,034
** Cost of investments in unaffiliated underlying funds	$5,024,891	$30,554,131	$2,901,615
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
Class ADV
Net assets	$12,350,890	$44,534,686	$6,962,021
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	796,700	3,460,920	622,788
Net asset value and redemption price per share	$15.50	$12.87	$11.18
Class I
Net assets	$8,859,946	$123,908,409	$5,855,224
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	550,547	9,388,243	513,684
Net asset value and redemption price per share	$16.09	$13.20	$11.40
Class S
Net assets	$6,560,106	$58,393,680	$5,264,250
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	413,125	4,487,525	468,809
Net asset value and redemption price per share	$15.88	$13.01	$11.23
Class S2
Net assets	$333,886	$2,028,192	$332,386
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	21,332	156,760	29,644
Net asset value and redemption price per share	$15.65	$12.94	$11.21
Class T
Net assets	$10,033	$21,971	$3,882
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	645	1,665	349
Net asset value and redemption price per share	$15.55	$13.20	$11.14
See Accompanying Notes to Financial Statements
12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$17,980	$250,809	$175,130	$2,645,114
Dividends from unaffiliated underlying funds	31,878	93,463	10,751	100,419
Interest	103	229	88	4,075
Total investment income	49,961	344,501	185,969	2,749,608
EXPENSES:
Investment management fees	22,126	60,356	18,804	331,379
Distribution and shareholder service fees:
Class ADV	7,409	23,536	14,488	332,875
Class S	4,110	22,726	3,178	118,513
Class S2	2,943	4,433	1,566	8,861
Class T	—	—	—	596
Transfer agent fees (Note 6):
Class ADV	1,759	3,008	1,965	34,838
Class I	218	705	212	18,919
Class R6	153	35	75	—
Class S	1,960	5,815	860	24,815
Class S2	874	713	262	1,163
Class T	—	—	—	44
Shareholder reporting expense	1,820	4,004	1,820	9,828
Registration fees	444	238	—	—
Professional fees	3,782	6,006	3,784	22,204
Custody and accounting expense	5,278	6,006	4,795	10,920
Directors fees	382	1,028	337	6,130
Miscellaneous expense	4,931	5,573	4,894	10,849
Interest expense	—	73	—	376
Total expenses	58,189	144,255	57,040	932,310
Waived and reimbursed fees	(15,899)	(21,266)	(23,452)	(162,249)
Net expenses	42,290	122,989	33,588	770,061
Net investment income	7,671	221,512	152,381	1,979,547
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,480,825)	(2,777,820)	(477,040)	(3,645,625)
Sale of unaffiliated underlying funds	24,001	256,310	129,629	879,929
Capital gain distributions from affiliated underlying funds	44,745	—	—	—
Futures	—	—	—	241,855
Net realized loss	(1,412,079)	(2,521,510)	(347,411)	(2,523,841)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	68,489	665,463	76,154	1,880,784
Unaffiliated underlying funds	(144,207)	(601,570)	67,834	(805,440)
Futures	—	—	—	307,189
Net change in unrealized appreciation (depreciation)	(75,718)	63,893	143,988	1,382,533
Net realized and unrealized loss	(1,487,797)	(2,457,617)	(203,423)	(1,141,308)
Increase (decrease) in net assets resulting from operations	$(1,480,126)	$(2,236,105)	$(51,042)	$838,239
See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,692,953	$311,177	$259,083	$4,221,454
Dividends from unaffiliated underlying funds	961,908	35,475	20,708	573,388
Interest	4,645	288	129	10,343
Total investment income	2,659,506	346,940	279,920	4,805,185
EXPENSES:
Investment management fees	611,950	40,840	35,884	819,741
Distribution and shareholder service fees:
Class ADV	52,112	17,036	32,146	586,458
Class S	610,393	22,714	12,805	342,604
Class S2	1,625	9,826	926	17,989
Class T	—	—	58	1,585
Transfer agent fees (Note 6):
Class ADV	709	3,000	3,299	51,553
Class I	140	20	2,165	52,429
Class R6	86	11	—	—
Class S	16,618	8,000	2,666	60,215
Class S2	26	2,163	122	1,974
Class T	—	—	4	99
Shareholder reporting expense	12,740	3,703	2,275	20,020
Registration fees	348	623	—	—
Professional fees	38,185	5,096	6,188	53,436
Custody and accounting expense	7,462	5,584	13,467	26,320
Directors fees	10,698	731	646	15,220
Miscellaneous expense	16,119	4,628	5,330	19,743
Interest expense	1,072	48	46	976
Total expenses	1,380,283	124,023	118,027	2,070,362
Recouped/Waived and reimbursed fees	62,304	(38,118)	(32,048)	(392,424)
Net expenses	1,442,587	85,905	85,979	1,677,938
Net investment income	1,216,919	261,035	193,941	3,127,247
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(31,297,303)	(1,624,246)	(944,058)	(25,699,591)
Sale of unaffiliated underlying funds	(56,131)	103,808	191,048	1,325,018
Futures	(925,769)	—	—	876,456
Net realized loss	(32,279,203)	(1,520,438)	(753,010)	(23,498,117)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(2,914,037)	82,058	210,965	(4,352,982)
Unaffiliated underlying funds	(9,387,551)	133,613	34,975	423,827
Futures	937,243	—	—	839,288
Net change in unrealized appreciation (depreciation)	(11,364,345)	215,671	245,940	(3,089,867)
Net realized and unrealized loss	(43,643,548)	(1,304,767)	(507,070)	(26,587,984)
Decrease in net assets resulting from operations	$(42,426,629)	$(1,043,732)	$(313,129)	$(23,460,737)
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$133,739	$2,147,495	$46,336	$685,000
Dividends from unaffiliated underlying funds	55,756	883,753	51,848	797,340
Interest	187	7,532	152	6,526
Total investment income	189,682	3,038,780	98,336	1,488,866
EXPENSES:
Investment management fees	48,393	876,484	36,457	658,939
Distribution and shareholder service fees:
Class ADV	44,524	497,235	32,781	327,266
Class S	14,935	365,357	9,554	263,494
Class S2	869	23,025	1,887	11,406
Class T	115	1,438	103	654
Transfer agent fees (Note 6):
Class ADV	7,494	53,443	7,934	51,251
Class I	5,114	74,491	6,168	96,269
Class S	5,025	78,497	4,622	82,519
Class S2	184	3,087	569	2,231
Class T	14	110	18	73
Shareholder reporting expense	2,093	25,116	2,542	17,094
Registration fees	950	—	637	—
Professional fees	6,006	52,399	4,366	34,572
Custody and accounting expense	14,196	2,678	4,554	8,421
Directors fees	852	15,698	643	11,942
Miscellaneous expense	4,915	18,115	4,977	16,758
Interest expense	57	1,010	44	713
Total expenses	155,736	2,088,183	117,856	1,583,602
Waived and reimbursed fees	(56,751)	(527,225)	(44,445)	(438,548)
Net expenses	98,985	1,560,958	73,411	1,145,054
Net investment income	90,697	1,477,822	24,925	343,812
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(2,153,984)	(40,431,130)	(2,080,125)	(30,836,052)
Sale of unaffiliated underlying funds	235,266	767,508	62,348	(748,171)
Futures	—	846,140	—	(320,305)
Net realized loss	(1,918,718)	(38,817,482)	(2,017,777)	(31,904,528)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	50,868	(6,950,438)	(24,337)	(9,554,650)
Unaffiliated underlying funds	296	(3,659,464)	(88,240)	(2,976,343)
Futures	—	985,986	—	617,893
Net change in unrealized appreciation (depreciation)	51,164	(9,623,916)	(112,577)	(11,913,100)
Net realized and unrealized loss	(1,867,554)	(48,441,398)	(2,130,354)	(43,817,628)
Decrease in net assets resulting from operations	$(1,776,857)	$(46,963,576)	$(2,105,429)	$(43,473,816)
See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$6,899	$188,018	$5,749
Dividends from unaffiliated underlying funds	40,888	281,787	24,427
Interest	113	2,486	98
Total investment income	47,900	472,291	30,274
EXPENSES:
Investment management fees	31,184	237,297	18,224
Distribution and shareholder service fees:
Class ADV	29,332	107,926	15,923
Class S	7,950	68,337	5,421
Class S2	659	4,345	575
Class T	34	74	13
Transfer agent fees (Note 6):
Class ADV	10,846	39,310	8,076
Class I	8,248	103,434	6,470
Class S	5,887	49,709	5,495
Class S2	306	1,975	363
Class T	9	19	5
Shareholder reporting expense	2,548	16,380	2,366
Registration fees	666	493	380
Professional fees	4,186	13,104	3,458
Custody and accounting expense	4,550	20,930	3,821
Directors fees	550	4,300	324
Miscellaneous expense	4,632	7,081	4,457
Interest expense	37	66	—
Total expenses	111,624	674,780	75,371
Waived and reimbursed fees	(47,370)	(310,488)	(37,938)
Net expenses	64,254	364,292	37,433
Net investment income (loss)	(16,354)	107,999	(7,159)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,810,493)	(9,969,087)	(1,042,290)
Sale of unaffiliated underlying funds	71,515	(199,610)	34,274
Capital gain distributions from affiliated underlying funds	—	178,790	15,245
Futures	—	(287,239)	—
Net realized loss	(1,738,978)	(10,277,146)	(992,771)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(97,776)	(4,668,002)	(44,469)
Unaffiliated underlying funds	(50,391)	(994,004)	(56,745)
Futures	—	212,786	—
Net change in unrealized appreciation (depreciation)	(148,167)	(5,449,220)	(101,214)
Net realized and unrealized loss	(1,887,145)	(15,726,366)	(1,093,985)
Decrease in net assets resulting from operations	$(1,903,499)	$(15,618,367)	$(1,101,144)
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$7,671	$263,556	$221,512	$1,001,323
Net realized gain (loss)	(1,412,079)	1,305,405	(2,521,510)	2,273,928
Net change in unrealized appreciation (depreciation)	(75,718)	2,491,102	63,893	6,392,543
Increase (decrease) in net assets resulting from operations	(1,480,126)	4,060,063	(2,236,105)	9,667,794
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(334,099)	—	(907,520)
Class I	—	(40,057)	—	(300,214)
Class R6	—	(926,037)	—	(1,564,757)
Class S	—	(320,787)	—	(1,637,486)
Class S2	—	(124,823)	—	(199,400)
Total distributions	—	(1,745,803)	—	(4,609,377)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,784,853	7,563,814	4,469,261	14,845,779
Reinvestment of distributions	—	1,745,803	—	4,609,377
	3,784,853	9,309,617	4,469,261	19,455,156
Cost of shares redeemed	(3,644,232)	(4,746,888)	(6,823,861)	(17,857,490)
Net increase (decrease) in net assets resulting from capital share transactions	140,621	4,562,729	(2,354,600)	1,597,666
Net increase (decrease) in net assets	(1,339,505)	6,876,989	(4,590,705)	6,656,083
NET ASSETS:
Beginning of year or period	21,459,957	14,582,968	56,516,238	49,860,155
End of year or period	$20,120,452	$21,459,957	$51,925,533	$56,516,238
See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$152,381	$435,405	$1,979,547	$7,099,306
Net realized gain (loss)	(347,411)	332,524	(2,523,841)	3,193,519
Net change in unrealized appreciation (depreciation)	143,988	1,225,072	1,382,533	31,919,156
Increase (decrease) in net assets resulting from operations	(51,042)	1,993,001	838,239	42,211,981
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(222,397)	—	(6,817,626)
Class I	—	(17,768)	—	(3,937,553)
Class R6	—	(189,519)	—	—
Class S	—	(90,852)	—	(5,140,721)
Class S2	—	(11,531)	—	(274,095)
Class T	—	—	—	(10,043)
Total distributions	—	(532,067)	—	(16,180,038)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,584,026	4,775,038	10,410,003	18,290,670
Reinvestment of distributions	—	532,067	—	16,180,038
	4,584,026	5,307,105	10,410,003	34,470,708
Cost of shares redeemed	(5,881,292)	(6,365,408)	(39,315,638)	(79,225,739)
Net decrease in net assets resulting from capital share transactions	(1,297,266)	(1,058,303)	(28,905,635)	(44,755,031)
Net increase (decrease) in net assets	(1,348,308)	402,631	(28,067,396)	(18,723,088)
NET ASSETS:
Beginning of year or period	17,591,302	17,188,671	330,369,323	349,092,411
End of year or period	$16,242,994	$17,591,302	$302,301,927	$330,369,323
See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$1,216,919	$9,066,131	$261,035	$791,388
Net realized gain (loss)	(32,279,203)	40,356,066	(1,520,438)	1,007,772
Net change in unrealized appreciation (depreciation)	(11,364,345)	71,700,500	215,671	2,936,990
Increase (decrease) in net assets resulting from operations	(42,426,629)	121,122,697	(1,043,732)	4,736,150
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,334,348)	—	(317,739)
Class I	—	(450,780)	—	(1,391)
Class R6	—	(1,790,820)	—	(239,164)
Class S	—	(55,597,857)	—	(708,276)
Class S2	—	(92,304)	—	(207,982)
Total distributions	—	(60,266,109)	—	(1,474,552)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,617,173	10,707,918	3,158,437	13,598,489
Reinvestment of distributions	—	60,266,109	—	1,474,552
	6,617,173	70,974,027	3,158,437	15,073,041
Cost of shares redeemed	(39,754,806)	(90,505,058)	(3,424,285)	(8,294,050)
Net increase (decrease) in net assets resulting from capital share transactions	(33,137,633)	(19,531,031)	(265,848)	6,778,991
Net increase (decrease) in net assets	(75,564,262)	41,325,557	(1,309,580)	10,040,589
NET ASSETS:
Beginning of year or period	605,047,230	563,721,673	38,409,012	28,368,423
End of year or period	$529,482,968	$605,047,230	$37,099,432	$38,409,012
See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2020 Portfolio		Voya Solution 2025 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$193,941	$647,800	$3,127,247	$14,896,849
Net realized gain (loss)	(753,010)	642,931	(23,498,117)	33,802,093
Net change in unrealized appreciation (depreciation)	245,940	3,435,219	(3,089,867)	84,945,395
Increase (decrease) in net assets resulting from operations	(313,129)	4,725,950	(23,460,737)	133,644,337
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(973,056)	—	(20,017,470)
Class I	—	(494,795)	—	(20,123,050)
Class S	—	(817,201)	—	(23,516,734)
Class S2	—	(24,597)	—	(815,755)
Class T	—	(971)	—	(33,957)
Total distributions	—	(2,310,620)	—	(64,506,966)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,753,536	12,243,253	31,508,636	70,156,056
Reinvestment of distributions	—	2,310,345	—	64,506,966
	7,753,536	14,553,598	31,508,636	134,663,022
Cost of shares redeemed	(15,330,312)	(14,632,349)	(81,175,828)	(142,508,557)
Net decrease in net assets resulting from capital share transactions	(7,576,776)	(78,751)	(49,667,192)	(7,845,535)
Net increase (decrease) in net assets	(7,889,905)	2,336,579	(73,127,929)	61,291,836
NET ASSETS:
Beginning of year or period	36,218,293	33,881,714	832,378,118	771,086,282
End of year or period	$28,328,388	$36,218,293	$759,250,189	$832,378,118
See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2030 Portfolio		Voya Solution 2035 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$90,697	$686,824	$1,477,822	$13,830,824
Net realized gain (loss)	(1,918,718)	1,525,340	(38,817,482)	56,439,566
Net change in unrealized appreciation (depreciation)	51,164	4,598,504	(9,623,916)	91,791,155
Increase (decrease) in net assets resulting from operations	(1,776,857)	6,810,668	(46,963,576)	162,061,545
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,222,789)	—	(21,225,678)
Class I	—	(934,211)	—	(27,696,711)
Class S	—	(892,833)	—	(30,312,804)
Class S2	—	(30,665)	—	(1,390,350)
Class T	—	(2,099)	—	(34,551)
Total distributions	—	(3,082,597)	—	(80,660,094)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,483,327	20,284,933	34,746,424	66,049,031
Reinvestment of distributions	—	3,082,243	—	80,660,094
	8,483,327	23,367,176	34,746,424	146,709,125
Cost of shares redeemed	(9,359,845)	(11,492,485)	(62,751,490)	(130,249,164)
Net increase (decrease) in net assets resulting from capital share transactions	(876,518)	11,874,691	(28,005,066)	16,459,961
Net increase (decrease) in net assets	(2,653,375)	15,602,762	(74,968,642)	97,861,412
NET ASSETS:
Beginning of year or period	46,613,250	31,010,488	870,035,101	772,173,689
End of year or period	$43,959,875	$46,613,250	$795,066,459	$870,035,101
See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2040 Portfolio		Voya Solution 2045 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$24,925	$498,733	$343,812	$9,829,825
Net realized gain (loss)	(2,017,777)	1,652,317	(31,904,528)	43,959,351
Net change in unrealized appreciation (depreciation)	(112,577)	3,973,200	(11,913,100)	77,445,548
Increase (decrease) in net assets resulting from operations	(2,105,429)	6,124,250	(43,473,816)	131,234,724
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(974,788)	—	(15,768,200)
Class I	—	(847,678)	—	(26,882,084)
Class S	—	(721,532)	—	(24,987,205)
Class S2	—	(71,446)	—	(732,541)
Class T	—	(1,506)	—	(24,095)
Total distributions	—	(2,616,950)	—	(68,394,125)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,424,558	13,658,442	35,299,233	64,919,282
Reinvestment of distributions	—	2,616,572	—	68,394,125
	6,424,558	16,275,014	35,299,233	133,313,407
Cost of shares redeemed	(6,917,094)	(8,520,943)	(45,103,231)	(95,365,331)
Net increase (decrease) in net assets resulting from capital share transactions	(492,536)	7,754,071	(9,803,998)	37,948,076
Net increase (decrease) in net assets	(2,597,965)	11,261,371	(53,277,814)	100,788,675
NET ASSETS:
Beginning of year or period	35,653,748	24,392,377	664,695,268	563,906,593
End of year or period	$33,055,783	$35,653,748	$611,417,454	$664,695,268
See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2050 Portfolio		Voya Solution 2055 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$(16,354)	$437,756	$107,999	$3,377,566
Net realized gain (loss)	(1,738,978)	1,341,845	(10,277,146)	14,101,369
Net change in unrealized appreciation (depreciation)	(148,167)	3,680,746	(5,449,220)	25,850,841
Increase (decrease) in net assets resulting from operations	(1,903,499)	5,460,347	(15,618,367)	43,329,776
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(891,921)	—	(4,328,696)
Class I	—	(770,026)	—	(10,186,778)
Class S	—	(532,912)	—	(5,387,644)
Class S2	—	(26,656)	—	(233,868)
Class T	—	(1,933)	—	(1,456)
Total distributions	—	(2,223,448)	—	(20,138,442)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,221,483	12,340,798	27,641,806	49,679,440
Reinvestment of distributions	—	2,223,053	—	20,138,442
	5,221,483	14,563,851	27,641,806	69,817,882
Cost of shares redeemed	(6,892,359)	(6,431,311)	(15,186,504)	(30,355,951)
Net increase (decrease) in net assets resulting from capital share transactions	(1,670,876)	8,132,540	12,455,302	39,461,931
Net increase (decrease) in net assets	(3,574,375)	11,369,439	(3,163,065)	62,653,265
NET ASSETS:
Beginning of year or period	31,689,236	20,319,797	232,050,003	169,396,738
End of year or period	$28,114,861	$31,689,236	$228,886,938	$232,050,003
See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$(7,159)	$232,538
Net realized gain (loss)	(992,771)	709,607
Net change in unrealized appreciation (depreciation)	(101,214)	2,017,916
Increase (decrease) in net assets resulting from operations	(1,101,144)	2,960,061
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(440,825)
Class I	—	(304,947)
Class S	—	(314,172)
Class S2	—	(17,202)
Class T	—	(262)
Total distributions	—	(1,077,408)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,158,010	7,930,387
Reinvestment of distributions	—	1,077,408
	5,158,010	9,007,795
Cost of shares redeemed	(2,973,708)	(4,410,024)
Net increase in net assets resulting from capital share transactions	2,184,302	4,597,771
Net increase in net assets	1,083,158	6,480,424
NET ASSETS:
Beginning of year or period	17,334,605	10,854,181
End of year or period	$18,417,763	$17,334,605
See Accompanying Notes to Financial Statements
24

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-20+	13.08	(0.01)•	(0.97)	(0.98)	—	—	—	—	—	12.10	(7.49)	1.03	0.79	0.79	(0.25)	2,986	64
12-31-19	11.47	0.11	2.65	2.76	0.16	0.99	—	1.15	—	13.08	24.94	0.92	0.75	0.75	0.96	3,760	85
12-31-18	13.56	0.10	(1.53)	(1.43)	0.11	0.55	—	0.66	—	11.47	(11.18)	0.90	0.69	0.69	0.79	3,159	79
12-31-17	11.33	0.11•	2.34	2.45	0.05	0.17	—	0.22	—	13.56	21.71	0.91	0.66	0.66	0.85	3,467	52
12-31-16	11.35	0.08	0.63	0.71	0.12	0.61	—	0.73	—	11.33	6.41	1.04	0.68	0.68	0.77	2,520	61
12-31-15	12.13	0.06•	(0.19)	(0.13)	0.21	0.44	—	0.65	—	11.35	(1.32)	0.94	0.68	0.68	0.53	2,383	78
Class I
06-30-20+	13.42	0.01•	(0.99)	(0.98)	—	—	—	—	—	12.44	(7.30)	0.53	0.29	0.29	0.19	183	64
12-31-19	11.74	0.22•	2.67	2.89	0.22	0.99	—	1.21	—	13.42	25.54	0.42	0.25	0.25	1.73	600	85
12-31-18	13.85	0.16•	(1.55)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.17	325	79
12-31-17	11.56	0.18•	2.38	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.41	444	52
12-31-16	11.57	0.17•	0.61	0.78	0.18	0.61	—	0.79	—	11.56	6.93	0.54	0.18	0.18	1.53	258	61
12-31-15	12.32	0.19•	(0.26)	(0.07)	0.24	0.44	—	0.68	—	11.57	(0.83)	0.44	0.18	0.18	1.56	138	78
Class R6
06-30-20+	13.41	0.01•	(0.97)	(0.96)	—	—	—	—	—	12.45	(7.16)	0.41	0.29	0.29	0.24	12,037	64
12-31-19	11.74	0.20•	2.68	2.88	0.22	0.99	—	1.21	—	13.41	25.45	0.42	0.25	0.25	1.57	11,636	85
12-31-18	13.85	0.19•	(1.58)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.42	7,177	79
12-31-17	11.56	0.24•	2.32	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.82	5,015	52
05-02-16(5) - 12-31-16	11.66	0.44•	0.25	0.69	0.18	0.61	—	0.79	—	11.56	6.11	0.54	0.18	0.18	5.93	659	61
Class S
06-30-20+	13.25	(0.00)*•	(0.98)	(0.98)	—	—	—	—	—	12.27	(7.40)	0.78	0.54	0.54	(0.04)	3,313	64
12-31-19	11.60	0.15	2.67	2.82	0.18	0.99	—	1.17	—	13.25	25.21	0.67	0.50	0.50	1.27	3,925	85
12-31-18	13.69	0.12•	(1.52)	(1.40)	0.14	0.55	—	0.69	—	11.60	(10.91)	0.65	0.44	0.44	0.93	3,123	79
12-31-17	11.44	0.12•	2.37	2.49	0.07	0.17	—	0.24	—	13.69	21.92	0.66	0.41	0.41	0.99	4,300	52
12-31-16	11.46	0.12•	0.63	0.75	0.16	0.61	—	0.77	—	11.44	6.75	0.79	0.43	0.43	1.08	3,954	61
12-31-15	12.23	0.13•	(0.23)	(0.10)	0.23	0.44	—	0.67	—	11.46	(1.12)	0.69	0.43	0.43	1.04	2,417	78
Class S2
06-30-20+	13.01	(0.01)*	(0.93)	(0.96)	—	—	—	—	—	12.05	(7.38)	0.93	0.69	0.69	(0.15)	1,601	64
12-31-19	11.43	0.16•	2.60	2.76	0.19	0.99	—	1.18	—	13.01	25.05	0.82	0.65	0.65	1.28	1,539	85
12-31-18	13.52	0.13•	(1.54)	(1.41)	0.13	0.55	—	0.68	—	11.43	(11.08)	0.80	0.59	0.59	0.96	800	79
12-31-17	11.32	0.12•	2.32	2.44	0.07	0.17	—	0.24	—	13.52	21.71	0.81	0.56	0.56	0.99	681	52
12-31-16	11.36	0.13•	0.60	0.73	0.16	0.61	—	0.77	—	11.32	6.57	0.97	0.58	0.58	1.15	422	61
12-31-15	12.14	0.11•	(0.22)	(0.11)	0.23	0.44	—	0.67	—	11.36	(1.20)	0.94	0.58	0.58	0.93	169	78
See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio
Class ADV
06-30-20+	9.74	0.03*	(0.47)	(0.42)	—	—	—	—	—	9.32	(4.31)	0.89	0.78	0.78	0.55	9,247	54
12-31-19	8.89	0.14•	1.51	1.65	0.19	0.61	—	0.80	—	9.74	19.13	0.82	0.75	0.75	1.45	10,913	85
12-31-18	10.08	0.14•	(0.80)	(0.66)	0.16	0.37	—	0.53	—	8.89	(6.98)	0.80	0.69	0.69	1.39	11,984	60
12-31-17	9.06	0.13•	1.16	1.29	0.11	0.16	—	0.27	—	10.08	14.46	0.78	0.66	0.66	1.32	19,020	48
12-31-16	9.39	0.12•	0.44	0.56	0.20	0.69	—	0.89	—	9.06	6.08	0.78	0.64	0.64	1.25	18,215	78
12-31-15	10.57	0.10•	(0.14)	(0.04)	0.28	0.86	—	1.14	—	9.39	(0.72)	0.78	0.65	0.65	0.97	25,079	49
Class I
06-30-20+	10.14	0.05•	(0.46)	(0.41)	—	—	—	—	—	9.73	(4.04)	0.39	0.28	0.28	1.06	2,124	54
12-31-19	9.24	0.18•	1.59	1.77	0.26	0.61	—	0.87	—	10.14	19.75	0.32	0.25	0.25	1.78	2,482	85
12-31-18	10.45	0.20•	(0.82)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	1.97	3,689	60
12-31-17	9.40	0.21•	1.17	1.38	0.17	0.16	—	0.33	—	10.45	14.89	0.28	0.16	0.16	2.06	4,683	48
12-31-16	9.72	0.28•	0.35	0.63	0.26	0.69	—	0.95	—	9.40	6.69	0.28	0.14	0.14	3.03	2,092	78
12-31-15	10.90	0.18•	(0.16)	0.02	0.34	0.86	—	1.20	—	9.72	(0.19)	0.28	0.15	0.15	1.72	59	49
Class R6
06-30-20+	10.14	0.05•	(0.46)	(0.41)	—	—	—	—	—	9.73	(4.04)	0.33	0.28	0.28	1.07	20,144	54
12-31-19	9.24	0.21•	1.56	1.77	0.26	0.61	—	0.87	—	10.14	19.76	0.32	0.25	0.25	2.09	20,185	85
12-31-18	10.45	0.18	(0.80)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	2.00	13,738	60
12-31-17	9.39	0.22•	1.17	1.39	0.17	0.16	—	0.33	—	10.45	15.01	0.28	0.16	0.16	2.20	13,145	48
05-02-16(5) - 12-31-16	9.89	0.23•	0.22	0.45	0.26	0.69	—	0.95	—	9.39	4.75	0.28	0.14	0.14	3.74	2,412	78
Class S
06-30-20+	9.87	0.04•	(0.45)	(0.41)	—	—	—	—	—	9.46	(4.15)	0.64	0.53	0.53	0.81	18,212	54
12-31-19	9.01	0.17•	1.53	1.70	0.23	0.61	—	0.84	—	9.87	19.47	0.57	0.50	0.50	1.76	20,388	85
12-31-18	10.21	0.17•	(0.81)	(0.64)	0.19	0.37	—	0.56	—	9.01	(6.70)	0.55	0.44	0.44	1.69	19,594	60
12-31-17	9.18	0.15•	1.19	1.34	0.15	0.16	—	0.31	—	10.21	14.75	0.53	0.41	0.41	1.54	23,906	48
12-31-16	9.52	0.16	0.43	0.59	0.24	0.69	—	0.93	—	9.18	6.32	0.53	0.39	0.39	1.63	25,331	78
12-31-15	10.70	0.13	(0.14)	(0.01)	0.31	0.86	—	1.17	—	9.52	(0.46)	0.53	0.40	0.40	1.28	22,552	49
Class S2
06-30-20+	9.83	0.03*	(0.46)	(0.41)	—	—	—	—	—	9.42	(4.17)	0.79	0.68	0.68	0.65	2,199	54
12-31-19	9.00	0.18•	1.49	1.67	0.23	0.61	—	0.84	—	9.83	19.22	0.72	0.65	0.65	1.90	2,548	85
12-31-18	10.17	0.13•	(0.79)	(0.66)	0.14	0.37	—	0.51	—	9.00	(6.89)	0.70	0.59	0.59	1.30	856	60
12-31-17	9.16	0.14•	1.18	1.32	0.15	0.16	—	0.31	—	10.17	14.63	0.68	0.56	0.56	1.43	2,004	48
12-31-16	9.50	0.18•	0.39	0.57	0.22	0.69	—	0.91	—	9.16	6.10	0.71	0.54	0.54	1.96	1,668	78
12-31-15	10.67	0.11•	(0.13)	(0.02)	0.29	0.86	—	1.15	—	9.50	(0.60)	0.78	0.55	0.55	1.06	578	49
See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio
Class ADV
06-30-20+	11.24	0.08•	(0.12)	(0.04)	—	—	—	—	—	11.20	(0.36)	0.98	0.67	0.67	1.52	5,407	50
12-31-19	10.40	0.24	0.90	1.14	0.21	0.09	—	0.30	—	11.24	10.99	0.92	0.67	0.67	2.10	8,336	75
12-31-18	11.06	0.22	(0.47)	(0.25)	0.22	0.19	—	0.41	—	10.40	(2.39)	0.89	0.63	0.63	1.92	7,912	67
12-31-17	10.60	0.20•	0.55	0.75	0.22	0.07	—	0.29	—	11.06	7.06	0.86	0.62	0.62	1.84	8,486	63
12-31-16	10.45	0.20	0.40	0.60	0.19	0.26	—	0.45	—	10.60	5.76	0.85	0.62	0.62	1.79	8,524	58
12-31-15	11.15	0.14•	(0.22)	(0.08)	0.27	0.35	—	0.62	—	10.45	(0.76)	0.83	0.61	0.61	1.29	8,595	51
Class I
06-30-20+	11.41	0.11•	(0.13)	(0.02)	—	—	—	—	—	11.39	(0.18)	0.48	0.17	0.17	2.04	118	50
12-31-19	10.54	0.31•	0.91	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.82	658	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.62	274	67
12-31-17	10.74	0.25•	0.56	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.31	90	63
12-31-16	10.60	0.29•	0.37	0.66	0.26	0.26	—	0.52	—	10.74	6.24	0.35	0.12	0.12	2.67	109	58
12-31-15	11.30	0.21•	(0.23)	(0.02)	0.33	0.35	—	0.68	—	10.60	(0.23)	0.33	0.11	0.11	1.86	13	51
Class R6
06-30-20+	11.41	0.11•	(0.13)	(0.02)	—	—	—	—	—	11.39	(0.18)	0.41	0.17	0.17	2.06	7,419	50
12-31-19	10.54	0.30	0.92	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.61	5,365	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.52	5,056	67
12-31-17	10.74	0.27•	0.54	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.42	3,439	63
05-02-16(5) - 12-31-16	10.98	0.20•	0.08	0.28	0.26	0.26	—	0.52	—	10.74	2.57	0.35	0.12	0.12	2.81	718	58
Class S
06-30-20+	11.34	0.10*	(0.23)	(0.03)	—	—	—	—	—	11.31	(0.26)	0.73	0.42	0.42	1.78	2,196	50
12-31-19	10.48	0.25•	0.93	1.18	0.23	0.09	—	0.32	—	11.34	11.31	0.67	0.42	0.42	2.30	2,839	75
12-31-18	11.13	0.24•	(0.47)	(0.23)	0.23	0.19	—	0.42	—	10.48	(2.14)	0.64	0.38	0.38	2.16	3,508	67
12-31-17	10.66	0.22•	0.56	0.78	0.24	0.07	—	0.31	—	11.13	7.31	0.61	0.37	0.37	2.04	4,020	63
12-31-16	10.52	0.22•	0.41	0.63	0.23	0.26	—	0.49	—	10.66	6.04	0.60	0.37	0.37	2.02	6,513	58
12-31-15	11.22	0.17	(0.21)	(0.04)	0.31	0.35	—	0.66	—	10.52	(0.48)	0.58	0.36	0.36	1.61	5,539	51
Class S2
06-30-20+	11.25	0.09•	(0.13)	(0.04)	—	—	—	—	—	11.21	(0.36)	0.88	0.57	0.57	1.75	1,103	50
12-31-19	10.39	0.23•	0.93	1.16	0.21	0.09	—	0.30	—	11.25	11.21	0.82	0.57	0.57	2.14	393	75
12-31-18	11.04	0.21•	(0.46)	(0.25)	0.21	0.19	—	0.40	—	10.39	(2.34)	0.79	0.53	0.53	1.97	438	67
12-31-17	10.59	0.21•	0.55	0.76	0.24	0.07	—	0.31	—	11.04	7.20	0.76	0.52	0.52	1.92	635	63
12-31-16	10.46	0.21•	0.40	0.61	0.22	0.26	—	0.48	—	10.59	5.90	0.78	0.52	0.52	1.94	506	58
12-31-15	11.17	0.16•	(0.22)	(0.06)	0.30	0.35	—	0.65	—	10.46	(0.67)	0.83	0.51	0.51	1.43	357	51
See Accompanying Notes to Financial Statements
27

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio
Class ADV
06-30-20+	11.76	0.06•	(0.01)	0.05	—	—	—	—	—	11.81	0.43	0.81	0.70	0.70	1.10	131,406	30
12-31-19	10.92	0.22•	1.17	1.39	0.31	0.24	—	0.55	—	11.76	12.87	0.76	0.69	0.69	1.88	143,202	39
12-31-18	11.85	0.20•	(0.57)	(0.37)	0.26	0.30	—	0.56	—	10.92	(3.35)	0.75	0.62	0.62	1.77	148,720	38
12-31-17	11.11	0.18•	0.83	1.01	0.23	0.04	—	0.27	—	11.85	9.15	0.75	0.61	0.61	1.59	182,912	36
12-31-16	10.88	0.16•	0.31	0.47	0.11	0.13	—	0.24	—	11.11	4.26	0.75	0.62	0.62	1.41	205,103	46
12-31-15	11.61	0.13•	(0.15)	(0.02)	0.29	0.42	—	0.71	—	10.88	(0.30)	0.73	0.63	0.63	1.16	248,968	31
Class I
06-30-20+	12.05	0.09•	(0.01)	0.08	—	—	—	—	—	12.13	0.66	0.31	0.20	0.20	1.60	72,856	30
12-31-19	11.19	0.28•	1.19	1.47	0.37	0.24	—	0.61	—	12.05	13.38	0.26	0.19	0.19	2.41	78,441	39
12-31-18	12.13	0.27•	(0.59)	(0.32)	0.32	0.30	—	0.62	—	11.19	(2.80)	0.25	0.12	0.12	2.29	75,592	38
12-31-17	11.38	0.25	0.84	1.09	0.30	0.04	—	0.34	—	12.13	9.66	0.25	0.11	0.11	2.09	85,891	36
12-31-16	11.12	0.22•	0.31	0.53	0.14	0.13	—	0.27	—	11.38	4.78	0.25	0.12	0.12	1.91	82,426	46
12-31-15	11.86	0.19•	(0.15)	0.04	0.36	0.42	—	0.78	—	11.12	0.20	0.23	0.13	0.13	1.72	98,321	31
Class S
06-30-20+	11.95	0.08•	(0.01)	0.07	—	—	—	—	—	12.02	0.59	0.56	0.45	0.45	1.35	93,710	30
12-31-19	11.09	0.25•	1.18	1.43	0.33	0.24	—	0.57	—	11.95	13.13	0.51	0.44	0.44	2.10	103,157	39
12-31-18	12.03	0.24•	(0.59)	(0.35)	0.29	0.30	—	0.59	—	11.09	(3.14)	0.50	0.37	0.37	2.01	118,451	38
12-31-17	11.28	0.21•	0.85	1.06	0.27	0.04	—	0.31	—	12.03	9.41	0.50	0.36	0.36	1.83	155,100	36
12-31-16	11.04	0.19•	0.31	0.50	0.13	0.13	—	0.26	—	11.28	4.47	0.50	0.37	0.37	1.66	186,264	46
12-31-15	11.76	0.16•	(0.14)	0.02	0.32	0.42	—	0.74	—	11.04	0.10	0.48	0.38	0.38	1.43	225,274	31
Class S2
06-30-20+	11.65	0.07*	(0.09)	0.05	—	—	—	—	—	11.70	0.43	0.71	0.60	0.60	1.19	4,220	30
12-31-19	10.82	0.22•	1.16	1.38	0.31	0.24	—	0.55	—	11.65	12.96	0.66	0.59	0.59	1.95	5,310	39
12-31-18	11.72	0.21•	(0.56)	(0.35)	0.25	0.30	—	0.55	—	10.82	(3.21)	0.65	0.52	0.52	1.82	6,111	38
12-31-17	10.99	0.19•	0.82	1.01	0.24	0.04	—	0.28	—	11.72	9.23	0.65	0.51	0.51	1.67	9,533	36
12-31-16	10.77	0.16•	0.30	0.46	0.11	0.13	—	0.24	—	10.99	4.28	0.68	0.52	0.52	1.49	11,670	46
12-31-15	11.50	0.14•	(0.14)	0.00*	0.31	0.42	—	0.73	—	10.77	(0.13)	0.73	0.53	0.53	1.27	15,377	31
Class T
06-30-20+	12.56	0.05•	0.00*	0.05	—	—	—	—	—	12.61	0.40	1.01	0.90	0.90	0.83	110	30
12-31-19	11.65	0.20	1.24	1.44	0.29	0.24	—	0.53	—	12.56	12.54	0.96	0.89	0.89	1.74	259	39
12-31-18	12.60	0.19	(0.60)	(0.41)	0.24	0.30	—	0.54	—	11.65	(3.45)	0.95	0.82	0.82	1.62	218	38
12-31-17	11.73	0.17	0.87	1.04	0.13	0.04	—	0.17	—	12.60	8.84	0.95	0.81	0.81	1.40	222	36
12-31-16	11.39	0.11•	0.36	0.47	—	0.13	—	0.13	—	11.73	4.11	0.97	0.82	0.82	0.92	205	46
12-31-15	12.07	0.13•	(0.17)	(0.04)	0.22	0.42	—	0.64	—	11.39	(0.40)	0.98	0.83	0.83	1.09	815	31
See Accompanying Notes to Financial Statements
28

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-20+	12.54	0.03	(0.91)	(0.88)	—	—	—	—	—	11.66	(7.02)	0.77	0.79	0.79	0.21	20,835	34
12-31-19	11.39	0.16	2.28	2.44	0.26	1.03	—	1.29	—	12.54	22.32	0.76	0.76	0.76	1.28	24,168	55
12-31-18	13.39	0.14•	(1.32)	(1.18)	0.20	0.62	—	0.82	—	11.39	(9.44)	0.75	0.71	0.71	1.09	21,418	46
12-31-17	11.62	0.13•	1.93	2.06	0.15	0.14	—	0.29	—	13.39	17.89	0.75	0.71	0.71	1.04	27,468	31
12-31-16	11.23	0.11•	0.56	0.67	0.10	0.18	—	0.28	—	11.62	6.00	0.75	0.70	0.70	0.95	24,645	52
12-31-15	13.03	0.11•	(0.22)	(0.11)	0.37	1.32	—	1.69	—	11.23	(1.42)	0.74	0.69	0.69	0.94	31,416	26
Class I
06-30-20+	12.81	0.04*	(0.95)	(0.87)	—	—	—	—	—	11.94	(6.79)	0.27	0.29	0.29	0.71	3,882	34
12-31-19	11.61	0.22	2.34	2.56	0.33	1.03	—	1.36	—	12.81	22.99	0.26	0.26	0.26	1.84	4,862	55
12-31-18	13.64	0.21•	(1.35)	(1.14)	0.27	0.62	—	0.89	—	11.61	(9.02)	0.25	0.21	0.21	1.60	3,898	46
12-31-17	11.83	0.21•	1.95	2.16	0.21	0.14	—	0.35	—	13.64	18.50	0.25	0.21	0.21	1.62	6,062	31
12-31-16	11.44	0.17	0.55	0.72	0.15	0.18	—	0.33	—	11.83	6.40	0.25	0.20	0.20	1.55	4,334	52
12-31-15	13.23	0.23•	(0.27)	(0.04)	0.43	1.32	—	1.75	—	11.44	(0.85)	0.24	0.19	0.19	2.00	4,035	26
Class R6
06-30-20+	12.80	0.04•	(0.91)	(0.87)	—	—	—	—	—	11.93	(6.80)	0.26	0.28	0.28	0.74	19,009	34
12-31-19	11.61	0.23•	2.32	2.55	0.33	1.03	—	1.36	—	12.80	22.91	0.26	0.26	0.26	1.87	17,843	55
12-31-18	13.63	0.23•	(1.36)	(1.13)	0.27	0.62	—	0.89	—	11.61	(8.94)	0.25	0.21	0.21	1.76	12,083	46
12-31-17	11.82	0.25•	1.91	2.16	0.21	0.14	—	0.35	—	13.63	18.51	0.25	0.21	0.21	1.95	8,217	31
05-02-16(5) - 12-31-16	11.56	0.39•	0.20	0.59	0.15	0.18	—	0.33	—	11.82	5.21	0.25	0.20	0.20	5.04	1,287	52
Class S
06-30-20+	12.66	0.04	(0.92)	(0.88)	—	—	—	—	—	11.78	(6.95)	0.52	0.54	0.54	0.45	484,871	34
12-31-19	11.49	0.19•	2.30	2.49	0.29	1.03	—	1.32	—	12.66	22.61	0.51	0.51	0.51	1.51	557,294	55
12-31-18	13.50	0.18•	(1.33)	(1.15)	0.24	0.62	—	0.86	—	11.49	(9.20)	0.50	0.46	0.46	1.34	525,590	46
12-31-17	11.71	0.16•	1.95	2.11	0.18	0.14	—	0.32	—	13.50	18.22	0.50	0.46	0.46	1.28	670,319	31
12-31-16	11.34	0.14•	0.55	0.69	0.14	0.18	—	0.32	—	11.71	6.17	0.50	0.45	0.45	1.25	661,798	52
12-31-15	13.13	0.21•	(0.29)	(0.08)	0.39	1.32	—	1.71	—	11.34	(1.15)	0.49	0.44	0.44	1.81	719,319	26
Class S2
06-30-20+	12.69	0.02•	(0.91)	(0.89)	—	—	—	—	—	11.80	(7.01)	0.67	0.69	0.69	0.32	886	34
12-31-19	11.50	0.17•	2.32	2.49	0.27	1.03	—	1.30	—	12.69	22.49	0.66	0.66	0.66	1.35	879	55
12-31-18	13.47	0.15•	(1.32)	(1.17)	0.18	0.62	—	0.80	—	11.50	(9.31)	0.65	0.61	0.61	1.10	732	46
12-31-17	11.70	0.15•	1.94	2.09	0.18	0.14	—	0.32	—	13.47	18.05	0.65	0.61	0.61	1.20	1,695	31
12-31-16	11.32	0.13	0.54	0.67	0.11	0.18	—	0.29	—	11.70	5.97	0.68	0.60	0.60	1.14	1,132	52
12-31-15	13.12	0.12•	(0.21)	(0.09)	0.39	1.32	—	1.71	—	11.32	(1.21)	0.74	0.59	0.59	0.98	1,040	26
See Accompanying Notes to Financial Statements
29

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-20+	10.09	0.06•	(0.31)	(0.25)	—	—	—	—	—	9.84	(2.48)	0.93	0.70	0.70	1.20	6,569	49
12-31-19	9.13	0.18•	1.14	1.32	0.16	0.20	—	0.36	—	10.09	14.61	0.84	0.70	0.70	1.83	7,507	81
12-31-18	9.99	0.17•	(0.60)	(0.43)	0.20	0.23	—	0.43	—	9.13	(4.52)	0.83	0.67	0.67	1.79	9,033	59
12-31-17	9.24	0.15•	0.78	0.93	0.18	—	—	0.18	—	9.99	10.09	0.83	0.65	0.65	1.57	11,134	47
12-31-16	9.51	0.13•	0.40	0.53	0.20	0.60	—	0.80	—	9.24	5.64	0.80	0.64	0.64	1.35	13,487	65
12-31-15	10.45	0.10	(0.14)	(0.04)	0.28	0.62	—	0.90	—	9.51	(0.60)	0.78	0.66	0.66	1.09	22,005	58
Class I
06-30-20+	10.55	0.09•	(0.34)	(0.25)	—	—	—	—	—	10.30	(2.37)	0.43	0.20	0.20	1.81	17	49
12-31-19	9.54	0.29•	1.14	1.43	0.22	0.20	—	0.42	—	10.55	15.17	0.34	0.20	0.20	2.83	69	81
12-31-18	10.42	0.24•	(0.64)	(0.40)	0.25	0.23	—	0.48	—	9.54	(4.04)	0.33	0.17	0.17	2.35	31	59
12-31-17	9.65	0.21•	0.82	1.03	0.26	—	—	0.26	—	10.42	10.73	0.33	0.15	0.15	2.06	27	47
12-31-16	9.93	0.19	0.41	0.60	0.28	0.60	—	0.88	—	9.65	6.12	0.30	0.14	0.14	1.93	33	65
12-31-15	10.87	0.16	(0.15)	0.01	0.33	0.62	—	0.95	—	9.93	(0.09)	0.28	0.16	0.16	1.58	36	58
Class R6
06-30-20+	10.54	0.09•	(0.32)	(0.23)	—	—	—	—	—	10.31	(2.18)	0.34	0.20	0.20	1.73	7,199	49
12-31-19	9.53	0.25•	1.18	1.43	0.22	0.20	—	0.42	—	10.54	15.18	0.34	0.20	0.20	2.47	6,045	81
12-31-18	10.41	0.25•	(0.65)	(0.40)	0.25	0.23	—	0.48	—	9.53	(4.05)	0.33	0.17	0.17	2.45	3,780	59
12-31-17	9.64	0.24•	0.78	1.02	0.25	—	—	0.25	—	10.41	10.68	0.33	0.15	0.15	2.37	2,164	47
05-02-16(5) - 12-31-16	10.17	0.36•	(0.01)	0.35	0.28	0.60	—	0.88	—	9.64	3.52	0.30	0.14	0.14	5.68	287	65
Class S
06-30-20+	10.30	0.07•	(0.31)	(0.24)	—	—	—	—	—	10.06	(2.33)	0.68	0.45	0.45	1.45	18,413	49
12-31-19	9.32	0.22•	1.16	1.38	0.20	0.20	—	0.40	—	10.30	14.96	0.59	0.45	0.45	2.24	19,349	81
12-31-18	10.19	0.20•	(0.63)	(0.43)	0.21	0.23	—	0.44	—	9.32	(4.35)	0.58	0.42	0.42	2.05	14,452	59
12-31-17	9.44	0.18•	0.79	0.97	0.22	—	—	0.22	—	10.19	10.40	0.58	0.40	0.40	1.80	17,134	47
12-31-16	9.73	0.17	0.39	0.56	0.25	0.60	—	0.85	—	9.44	5.87	0.55	0.39	0.39	1.74	20,883	65
12-31-15	10.67	0.14•	(0.16)	(0.02)	0.30	0.62	—	0.92	—	9.73	(0.38)	0.53	0.41	0.41	1.33	20,081	58
Class S2
06-30-20+	10.14	0.06•	(0.31)	(0.25)	—	—	—	—	—	9.89	(2.47)	0.83	0.60	0.60	1.30	4,902	49
12-31-19	9.21	0.24•	1.10	1.34	0.21	0.20	—	0.41	—	10.14	14.74	0.74	0.60	0.60	2.39	5,439	81
12-31-18	10.08	0.18	(0.61)	(0.43)	0.21	0.23	—	0.44	—	9.21	(4.46)	0.73	0.57	0.57	1.96	1,072	59
12-31-17	9.34	0.17•	0.79	0.96	0.22	—	—	0.22	—	10.08	10.33	0.73	0.55	0.55	1.71	1,021	47
12-31-16	9.64	0.14	0.39	0.53	0.23	0.60	—	0.83	—	9.34	5.62	0.73	0.54	0.54	1.61	845	65
12-31-15	10.59	0.10	(0.13)	(0.03)	0.30	0.62	—	0.92	—	9.64	(0.50)	0.78	0.56	0.56	1.14	751	58
See Accompanying Notes to Financial Statements
30

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2020 Portfolio
Class ADV
06-30-20+	12.64	0.06•	(0.05)	0.01	—	—	—	—	—	12.65	0.08	0.95	0.75	0.75	0.99	11,218	53
12-31-19	11.85	0.22	1.49	1.71	0.31	0.61	—	0.92	—	12.64	14.70	0.85	0.71	0.71	1.72	15,205	92
12-31-18	13.23	0.21	(0.77)	(0.56)	0.20	0.62	—	0.82	—	11.85	(4.50)	0.79	0.64	0.64	1.67	13,352	83
12-31-17	12.15	0.20•	1.30	1.50	0.14	0.28	—	0.42	—	13.23	12.43	0.81	0.61	0.61	1.59	14,590	72
12-31-16	11.65	0.18•	0.43	0.61	0.05	0.06	—	0.11	—	12.15	5.21	0.86	0.64	0.64	1.53	9,167	84
12-31-15	12.87	0.19•	(0.05)	0.14	0.57	0.79	—	1.36	—	11.65	0.88	1.49	0.63	0.63	1.60	2,853	86
Class I
06-30-20+	12.95	0.10•	(0.06)	0.04	—	—	—	—	—	12.99	0.39	0.45	0.25	0.25	1.55	7,791	53
12-31-19	12.13	0.28•	1.53	1.81	0.38	0.61	—	0.99	—	12.95	15.22	0.35	0.21	0.21	2.18	7,239	92
12-31-18	13.51	0.28•	(0.78)	(0.50)	0.26	0.62	—	0.88	—	12.13	(4.02)	0.29	0.14	0.14	2.16	7,160	83
12-31-17	12.37	0.26	1.33	1.59	0.17	0.28	—	0.45	—	13.51	13.01	0.31	0.11	0.11	2.00	7,487	72
12-31-16	11.81	0.26•	0.42	0.68	0.06	0.06	—	0.12	—	12.37	5.73	0.36	0.14	0.14	2.13	6,377	84
12-31-15	13.04	0.32•	(0.11)	0.21	0.65	0.79	—	1.44	—	11.81	1.38	0.99	0.13	0.13	2.76	2,157	86
Class S
06-30-20+	12.88	0.08•	(0.05)	0.03	—	—	—	—	—	12.91	0.23	0.70	0.50	0.50	1.21	8,873	53
12-31-19	12.07	0.25•	1.51	1.76	0.34	0.61	—	0.95	—	12.88	14.89	0.60	0.46	0.46	1.94	13,199	92
12-31-18	13.46	0.25•	(0.78)	(0.53)	0.24	0.62	—	0.86	—	12.07	(4.27)	0.54	0.39	0.39	1.94	12,873	83
12-31-17	12.33	0.25•	1.31	1.56	0.15	0.28	—	0.43	—	13.46	12.78	0.56	0.36	0.36	1.91	10,565	72
12-31-16	11.80	0.20•	0.44	0.64	0.05	0.06	—	0.11	—	12.33	5.46	0.61	0.39	0.39	1.65	6,477	84
12-31-15	13.01	0.53•	(0.34)	0.19	0.61	0.79	—	1.40	—	11.80	1.23	1.24	0.38	0.38	4.58	4,145	86
Class S2
06-30-20+	12.77	0.07*	(0.14)	0.01	—	—	—	—	—	12.78	0.08	0.85	0.65	0.65	1.08	428	53
12-31-19	11.93	0.24•	1.49	1.73	0.28	0.61	—	0.89	—	12.77	14.79	0.75	0.61	0.61	1.90	559	92
12-31-18	13.32	0.21•	(0.75)	(0.54)	0.23	0.62	—	0.85	—	11.93	(4.37)	0.69	0.54	0.54	1.63	485	83
12-31-17	12.22	0.26•	1.26	1.52	0.14	0.28	—	0.42	—	13.32	12.54	0.71	0.51	0.51	2.05	660	72
12-31-16	11.70	0.14•	0.48	0.62	0.04	0.06	—	0.10	—	12.22	5.33	0.79	0.54	0.54	1.18	148	84
12-31-15	12.91	0.36•	(0.20)	0.16	0.58	0.79	—	1.37	—	11.70	1.08	1.49	0.53	0.53	3.08	283	86
Class T
06-30-20+	12.62	0.05•	(0.05)	0.00*	—	—	—	—	—	12.62	0.00	1.15	0.95	0.95	0.81	17	53
12-31-19	11.85	0.20•	1.48	1.68	0.30	0.61	—	0.91	—	12.62	14.44	1.05	0.91	0.91	1.58	17	92
12-31-18	13.24	0.19•	(0.77)	(0.58)	0.19	0.62	—	0.81	—	11.85	(4.71)	0.99	0.84	0.84	1.51	12	83
12-31-17	12.16	0.18•	1.29	1.47	0.11	0.28	—	0.39	—	13.24	12.22	1.01	0.81	0.81	1.42	12	72
12-31-16	11.64	0.15•	0.43	0.58	—	0.06	—	0.06	—	12.16	4.99	1.08	0.84	0.84	1.29	8	84
12-31-15	12.87	0.11•	0.01	0.12	0.56	0.79	—	1.35	—	11.64	0.72	1.74	0.83	0.83	0.91	4	86
See Accompanying Notes to Financial Statements
31

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio
Class ADV
06-30-20+	11.37	0.05	(0.35)	(0.30)	—	—	—	—	—	11.07	(2.64)	0.80	0.69	0.69	0.57	230,939	36
12-31-19	10.48	0.18•	1.64	1.82	0.25	0.68	—	0.93	—	11.37	17.79	0.75	0.71	0.71	1.59	260,690	44
12-31-18	11.72	0.16•	(0.82)	(0.66)	0.21	0.37	—	0.58	—	10.48	(5.97)	0.74	0.67	0.67	1.38	244,883	47
12-31-17	10.66	0.15•	1.42	1.57	0.19	0.32	—	0.51	—	11.72	15.02	0.74	0.66	0.66	1.36	300,453	46
12-31-16	11.17	0.14•	0.47	0.61	0.21	0.91	—	1.12	—	10.66	5.53	0.74	0.64	0.64	1.31	302,670	43
12-31-15	12.83	0.11•	(0.09)	0.02	0.37	1.31	—	1.68	—	11.17	(0.26)	0.74	0.65	0.65	0.89	357,443	42
Class I
06-30-20+	11.71	0.06•	(0.34)	(0.28)	—	—	—	—	—	11.43	(2.39)	0.30	0.19	0.19	1.08	243,506	36
12-31-19	10.78	0.24	1.68	1.92	0.31	0.68	—	0.99	—	11.71	18.33	0.25	0.21	0.21	2.14	260,767	44
12-31-18	12.04	0.23•	(0.85)	(0.62)	0.27	0.37	—	0.64	—	10.78	(5.48)	0.24	0.17	0.17	1.93	219,811	47
12-31-17	10.94	0.22•	1.46	1.68	0.26	0.32	—	0.58	—	12.04	15.62	0.24	0.16	0.16	1.92	243,053	46
12-31-16	11.44	0.21	0.48	0.69	0.28	0.91	—	1.19	—	10.94	6.13	0.24	0.14	0.14	1.84	193,795	43
12-31-15	13.12	0.18•	(0.10)	0.08	0.45	1.31	—	1.76	—	11.44	0.19	0.24	0.15	0.15	1.44	204,693	42
Class S
06-30-20+	11.57	0.05•	(0.34)	(0.29)	—	—	—	—	—	11.28	(2.51)	0.55	0.44	0.44	0.82	275,853	36
12-31-19	10.65	0.21•	1.67	1.88	0.28	0.68	—	0.96	—	11.57	18.12	0.50	0.46	0.46	1.82	299,655	44
12-31-18	11.90	0.19•	(0.83)	(0.64)	0.24	0.37	—	0.61	—	10.65	(5.73)	0.49	0.42	0.42	1.64	294,102	47
12-31-17	10.82	0.18•	1.45	1.63	0.23	0.32	—	0.55	—	11.90	15.29	0.49	0.41	0.41	1.60	359,764	46
12-31-16	11.32	0.17•	0.48	0.65	0.24	0.91	—	1.15	—	10.82	5.88	0.49	0.39	0.39	1.58	376,403	43
12-31-15	13.00	0.14•	(0.10)	0.04	0.41	1.31	—	1.72	—	11.32	(0.09)	0.49	0.40	0.40	1.14	418,555	42
Class S2
06-30-20+	11.23	0.04*	(0.38)	(0.29)	—	—	—	—	—	10.94	(2.58)	0.70	0.59	0.59	0.66	8,562	36
12-31-19	10.35	0.18•	1.63	1.81	0.25	0.68	—	0.93	—	11.23	17.92	0.65	0.61	0.61	1.63	10,745	44
12-31-18	11.56	0.15•	(0.79)	(0.64)	0.20	0.37	—	0.57	—	10.35	(5.88)	0.64	0.57	0.57	1.34	11,715	47
12-31-17	10.52	0.16•	1.40	1.56	0.20	0.32	—	0.52	—	11.56	15.07	0.64	0.56	0.56	1.40	16,911	46
12-31-16	11.03	0.15•	0.47	0.62	0.22	0.91	—	1.13	—	10.52	5.75	0.67	0.54	0.54	1.39	22,356	43
12-31-15	12.70	0.12•	(0.10)	0.02	0.38	1.31	—	1.69	—	11.03	(0.23)	0.74	0.55	0.55	0.98	27,673	42
Class T
06-30-20+	11.98	0.02•	(0.34)	(0.32)	—	—	—	—	—	11.66	(2.67)	1.00	0.89	0.89	0.36	390	36
12-31-19	10.96	0.16•	1.72	1.88	0.18	0.68	—	0.86	—	11.98	17.51	0.95	0.91	0.91	1.36	521	44
12-31-18	12.23	0.13•	(0.84)	(0.71)	0.19	0.37	—	0.56	—	10.96	(6.14)	0.94	0.87	0.87	1.11	575	47
12-31-17	11.10	0.14•	1.48	1.62	0.17	0.32	—	0.49	—	12.23	14.78	0.94	0.86	0.86	1.18	821	46
12-31-16	11.58	0.14	0.48	0.62	0.19	0.91	—	1.10	—	11.10	5.43	0.96	0.84	0.84	1.14	806	43
12-31-15	13.07	0.09•	(0.12)	(0.03)	0.15	1.31	—	1.46	—	11.58	(0.56)	0.99	0.85	0.85	0.70	837	42
See Accompanying Notes to Financial Statements
32

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio
Class ADV
06-30-20+	15.30	0.02•	(0.60)	(0.58)	—	—	—	—	—	14.72	(3.79)	0.95	0.68	0.68	0.22	18,463	58
12-31-19	13.79	0.23•	2.46	2.69	0.25	0.93	—	1.18	—	15.30	20.13	0.83	0.71	0.71	1.55	18,792	79
12-31-18	15.96	0.21	(1.31)	(1.10)	0.23	0.84	—	1.07	—	13.79	(7.47)	0.81	0.66	0.66	1.38	12,630	87
12-31-17	13.94	0.23•	2.15	2.38	0.12	0.24	—	0.36	—	15.96	17.22	0.83	0.64	0.64	1.50	13,589	63
12-31-16	13.24	0.23•	0.57	0.80	0.04	0.06	—	0.10	—	13.94	6.09	0.95	0.66	0.66	1.71	6,623	67
12-31-15	13.94	0.36•	(0.31)	0.05	0.19	0.56	—	0.75	—	13.24	0.18	2.57	0.66	0.66	2.65	1,569	69
Class I
06-30-20+	15.77	0.05•	(0.61)	(0.56)	—	—	—	—	—	15.21	(3.55)	0.45	0.18	0.18	0.71	11,748	58
12-31-19	14.18	0.33•	2.51	2.84	0.32	0.93	—	1.25	—	15.77	20.65	0.33	0.21	0.21	2.18	13,781	79
12-31-18	16.36	0.31•	(1.36)	(1.05)	0.29	0.84	—	1.13	—	14.18	(6.98)	0.31	0.16	0.16	1.95	7,333	87
12-31-17	14.23	0.32•	2.19	2.51	0.14	0.24	—	0.38	—	16.36	17.86	0.33	0.14	0.14	2.07	8,625	63
12-31-16	13.46	0.35•	0.53	0.88	0.05	0.06	—	0.11	—	14.23	6.55	0.45	0.16	0.16	2.54	3,247	67
12-31-15	14.14	0.39•	(0.27)	0.12	0.24	0.56	—	0.80	—	13.46	0.66	2.07	0.16	0.16	2.90	861	69
Class S
06-30-20+	15.66	0.03•	(0.60)	(0.57)	—	—	—	—	—	15.09	(3.64)	0.70	0.43	0.43	0.46	13,259	58
12-31-19	14.09	0.27•	2.51	2.78	0.28	0.93	—	1.21	—	15.66	20.36	0.58	0.46	0.46	1.78	13,558	79
12-31-18	16.28	0.28•	(1.36)	(1.08)	0.27	0.84	—	1.11	—	14.09	(7.23)	0.56	0.41	0.41	1.81	10,589	87
12-31-17	14.18	0.26•	2.21	2.47	0.13	0.24	—	0.37	—	16.28	17.59	0.58	0.39	0.39	1.72	8,484	63
12-31-16	13.44	0.27•	0.58	0.85	0.05	0.06	—	0.11	—	14.18	6.32	0.70	0.41	0.41	2.00	4,770	67
12-31-15	14.07	0.49•	(0.39)	0.10	0.17	0.56	—	0.73	—	13.44	0.52	2.32	0.41	0.41	3.69	1,454	69
Class S2
06-30-20+	15.46	0.03•	(0.60)	(0.57)	—	—	—	—	—	14.89	(3.69)	0.85	0.58	0.58	0.39	455	58
12-31-19	13.90	0.25•	2.48	2.73	0.24	0.93	—	1.17	—	15.46	20.24	0.73	0.61	0.61	1.66	450	79
12-31-18	16.08	0.25•	(1.35)	(1.10)	0.24	0.84	—	1.08	—	13.90	(7.40)	0.71	0.56	0.56	1.62	439	87
12-31-17	14.01	0.21•	2.20	2.41	0.10	0.24	—	0.34	—	16.08	17.38	0.73	0.54	0.54	1.42	588	63
12-31-16	13.30	0.18•	0.64	0.82	0.05	0.06	—	0.11	—	14.01	6.17	0.88	0.56	0.56	1.30	255	67
12-31-15	13.96	0.28•	(0.22)	0.06	0.16	0.56	—	0.72	—	13.30	0.23	2.57	0.56	0.56	2.01	41	69
Class T
06-30-20+	15.31	0.00*•	(0.60)	(0.60)	—	—	—	—	—	14.71	(3.92)	1.15	0.88	0.88	0.03	35	58
12-31-19	13.82	0.21•	2.45	2.66	0.24	0.93	—	1.17	—	15.31	19.86	1.03	0.91	0.91	1.41	32	79
12-31-18	16.02	0.22•	(1.36)	(1.14)	0.22	0.84	—	1.06	—	13.82	(7.67)	1.01	0.86	0.86	1.44	20	87
12-31-17	13.98	0.19•	2.17	2.36	0.08	0.24	—	0.32	—	16.02	17.05	1.03	0.84	0.84	1.23	15	63
12-31-16	13.27	0.19•	0.58	0.77	—	0.06	—	0.06	—	13.98	5.81	1.17	0.86	0.86	1.43	11	67
12-31-15	13.97	0.13	(0.14)	(0.01)	0.13	0.56	—	0.69	—	13.27	(0.26)	2.82	0.86	0.86	0.92	4	69
See Accompanying Notes to Financial Statements
33

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio
Class ADV
06-30-20+	11.63	0.02	(0.65)	(0.63)	—	—	—	—	—	11.00	(5.42)	0.81	0.67	0.67	0.10	201,017	39
12-31-19	10.60	0.16•	2.04	2.20	0.24	0.93	—	1.17	—	11.63	21.53	0.75	0.71	0.71	1.38	226,096	52
12-31-18	12.27	0.14•	(1.12)	(0.98)	0.19	0.50	—	0.69	—	10.60	(8.54)	0.75	0.68	0.68	1.21	212,084	50
12-31-17	10.71	0.13•	1.90	2.03	0.16	0.31	—	0.47	—	12.27	19.22	0.74	0.65	0.65	1.12	267,229	36
12-31-16	11.27	0.12•	0.53	0.65	0.21	1.00	—	1.21	—	10.71	6.00	0.74	0.66	0.66	1.11	262,148	44
12-31-15	13.22	0.11•	(0.13)	(0.02)	0.38	1.55	—	1.93	—	11.27	(0.77)	0.74	0.67	0.67	0.84	303,218	46
Class I
06-30-20+	11.98	0.03•	(0.66)	(0.63)	—	—	—	—	—	11.35	(5.26)	0.31	0.17	0.17	0.61	287,100	39
12-31-19	10.89	0.22	2.10	2.32	0.30	0.93	—	1.23	—	11.98	22.22	0.25	0.21	0.21	1.97	304,111	52
12-31-18	12.59	0.22	(1.17)	(0.95)	0.25	0.50	—	0.75	—	10.89	(8.09)	0.25	0.18	0.18	1.75	247,475	50
12-31-17	10.98	0.20•	1.94	2.14	0.22	0.31	—	0.53	—	12.59	19.82	0.24	0.15	0.15	1.69	274,900	36
12-31-16	11.54	0.19	0.53	0.72	0.28	1.00	—	1.28	—	10.98	6.49	0.24	0.16	0.16	1.67	210,863	44
12-31-15	13.51	0.18•	(0.14)	0.04	0.46	1.55	—	2.01	—	11.54	(0.30)	0.24	0.17	0.17	1.39	218,051	46
Class S
06-30-20+	11.83	0.03	(0.66)	(0.63)	—	—	—	—	—	11.20	(5.33)	0.56	0.42	0.42	0.35	295,089	39
12-31-19	10.76	0.19•	2.08	2.27	0.27	0.93	—	1.20	—	11.83	21.94	0.50	0.46	0.46	1.64	324,783	52
12-31-18	12.45	0.18•	(1.15)	(0.97)	0.22	0.50	—	0.72	—	10.76	(8.34)	0.50	0.43	0.43	1.46	297,721	50
12-31-17	10.87	0.16•	1.92	2.08	0.19	0.31	—	0.50	—	12.45	19.44	0.49	0.40	0.40	1.38	368,554	36
12-31-16	11.43	0.16•	0.53	0.69	0.25	1.00	—	1.25	—	10.87	6.23	0.49	0.41	0.41	1.41	359,464	44
12-31-15	13.39	0.14•	(0.13)	0.01	0.42	1.55	—	1.97	—	11.43	(0.48)	0.49	0.42	0.42	1.10	383,233	46
Class S2
06-30-20+	11.34	0.01•	(0.62)	(0.61)	—	—	—	—	—	10.73	(5.38)	0.71	0.57	0.57	0.19	11,436	39
12-31-19	10.36	0.16•	1.99	2.15	0.24	0.93	—	1.17	—	11.34	21.63	0.65	0.61	0.61	1.46	14,599	52
12-31-18	12.00	0.15•	(1.09)	(0.94)	0.20	0.50	—	0.70	—	10.36	(8.42)	0.65	0.58	0.58	1.28	14,521	50
12-31-17	10.49	0.14•	1.85	1.99	0.17	0.31	—	0.48	—	12.00	19.28	0.64	0.55	0.55	1.22	19,146	36
12-31-16	11.07	0.14	0.51	0.65	0.23	1.00	—	1.23	—	10.49	6.09	0.67	0.56	0.56	1.24	20,809	44
12-31-15	13.01	0.11•	(0.11)	0.00*	0.39	1.55	—	1.94	—	11.07	(0.62)	0.74	0.57	0.57	0.90	22,289	46
Class T
06-30-20+	12.27	(0.01)	(0.67)	(0.68)	—	—	—	—	—	11.59	(5.54)	1.01	0.87	0.87	(0.09)	424	39
12-31-19	11.07	0.14	2.15	2.29	0.16	0.93	—	1.09	—	12.27	21.36	0.95	0.91	0.91	1.27	447	52
12-31-18	12.79	0.10•	(1.16)	(1.06)	0.16	0.50	—	0.66	—	11.07	(8.76)	0.95	0.88	0.88	0.77	373	50
12-31-17	11.14	0.11•	1.98	2.09	0.13	0.31	—	0.44	—	12.79	19.03	0.94	0.85	0.85	0.95	700	36
12-31-16	11.65	0.09•	0.56	0.65	0.16	1.00	—	1.16	—	11.14	5.73	0.96	0.86	0.86	0.83	624	44
12-31-15	13.50	0.09•	(0.15)	(0.06)	0.24	1.55	—	1.79	—	11.65	(1.00)	0.99	0.87	0.87	0.69	887	46
See Accompanying Notes to Financial Statements
34

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio
Class ADV
06-30-20+	16.09	(0.01)	(0.90)	(0.91)	—	—	—	—	—	15.18	(5.66)	0.96	0.68	0.68	(0.06)	13,831	60
12-31-19	14.26	0.23•	2.92	3.15	0.26	1.06	—	1.32	—	16.09	22.82	0.84	0.72	0.72	1.47	14,324	82
12-31-18	17.11	0.20•	(1.66)	(1.46)	0.22	1.17	—	1.39	—	14.26	(9.41)	0.84	0.66	0.66	1.19	8,662	81
12-31-17	14.55	0.19•	2.73	2.92	0.08	0.28	—	0.36	—	17.11	20.23	0.86	0.63	0.63	1.17	8,696	68
12-31-16	13.84	0.19•	0.71	0.90	0.06	0.13	—	0.19	—	14.55	6.48	1.03	0.66	0.66	1.34	4,897	72
12-31-15	14.89	0.25•	(0.26)	(0.01)	0.35	0.69	—	1.04	—	13.84	(0.33)	2.07	0.67	0.67	1.72	2,229	108
Class I
06-30-20+	16.60	0.06	(0.96)	(0.90)	—	—	—	—	—	15.70	(5.42)	0.46	0.18	0.18	0.43	10,232	60
12-31-19	14.66	0.32•	3.00	3.32	0.32	1.06	—	1.38	—	16.60	23.44	0.34	0.22	0.22	1.97	11,825	82
12-31-18	17.53	0.30•	(1.72)	(1.42)	0.28	1.17	—	1.45	—	14.66	(8.95)	0.34	0.16	0.16	1.77	7,134	81
12-31-17	14.86	0.29•	2.78	3.07	0.12	0.28	—	0.40	—	17.53	20.85	0.36	0.13	0.13	1.76	7,753	68
12-31-16	14.07	0.31•	0.68	0.99	0.07	0.13	—	0.20	—	14.86	7.06	0.53	0.16	0.16	2.14	2,887	72
12-31-15	15.08	0.43•	(0.36)	0.07	0.39	0.69	—	1.08	—	14.07	0.22	1.57	0.17	0.17	3.06	487	108
Class S
06-30-20+	16.44	0.02	(0.93)	(0.91)	—	—	—	—	—	15.53	(5.54)	0.71	0.43	0.43	0.18	7,971	60
12-31-19	14.54	0.23	3.02	3.25	0.29	1.06	—	1.35	—	16.44	23.07	0.59	0.47	0.47	1.44	8,500	82
12-31-18	17.40	0.26•	(1.70)	(1.44)	0.25	1.17	—	1.42	—	14.54	(9.13)	0.59	0.41	0.41	1.54	7,641	81
12-31-17	14.78	0.23•	2.78	3.01	0.11	0.28	—	0.39	—	17.40	20.53	0.61	0.38	0.38	1.45	6,732	68
12-31-16	14.03	0.25•	0.70	0.95	0.07	0.13	—	0.20	—	14.78	6.79	0.78	0.41	0.41	1.75	3,217	72
12-31-15	15.02	0.49•	(0.45)	0.04	0.34	0.69	—	1.03	—	14.03	0.03	1.82	0.42	0.42	3.50	610	108
Class S2
06-30-20+	16.17	0.00*•	(0.91)	(0.91)	—	—	—	—	—	15.26	(5.63)	0.86	0.58	0.58	0.04	989	60
12-31-19	14.31	0.25•	2.93	3.18	0.26	1.06	—	1.32	—	16.17	22.93	0.74	0.62	0.62	1.57	973	82
12-31-18	17.18	0.23•	(1.68)	(1.45)	0.25	1.17	—	1.42	—	14.31	(9.30)	0.74	0.56	0.56	1.42	939	81
12-31-17	14.62	0.26•	2.69	2.95	0.11	0.28	—	0.39	—	17.18	20.31	0.76	0.53	0.53	1.61	721	68
12-31-16	13.90	0.20•	0.72	0.92	0.07	0.13	—	0.20	—	14.62	6.64	0.96	0.56	0.56	1.41	183	72
12-31-15	14.93	0.22•	(0.23)	(0.01)	0.33	0.69	—	1.02	—	13.90	(0.33)	2.07	0.57	0.57	1.46	9	108
Class T
06-30-20+	16.06	(0.03)	(0.89)	(0.92)	—	—	—	—	—	15.14	(5.73)	1.16	0.88	0.88	(0.27)	31	60
12-31-19	14.22	0.20•	2.90	3.10	0.20	1.06	—	1.26	—	16.06	22.50	1.04	0.92	0.92	1.28	32	82
12-31-18	17.08	0.15	(1.64)	(1.49)	0.20	1.17	—	1.37	—	14.22	(9.57)	1.04	0.86	0.86	1.00	17	81
12-31-17	14.53	0.17•	2.72	2.89	0.06	0.28	—	0.34	—	17.08	20.05	1.06	0.83	0.83	1.08	20	68
12-31-16	13.81	0.17•	0.70	0.87	0.02	0.13	—	0.15	—	14.53	6.27	1.25	0.86	0.86	1.19	12	72
12-31-15	14.85	0.10•	(0.16)	(0.06)	0.29	0.69	—	0.98	—	13.81	(0.66)	2.32	0.87	0.87	0.67	4	108
See Accompanying Notes to Financial Statements
35

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio
Class ADV
06-30-20+	11.47	(0.01)•	(0.74)	(0.75)	—	—	—	—	—	10.72	(6.54)	0.83	0.68	0.68	(0.19)	131,631	35
12-31-19	10.42	0.15	2.20	2.35	0.20	1.10	—	1.30	—	11.47	23.59	0.75	0.72	0.72	1.26	150,005	67
12-31-18	12.40	0.11•	(1.33)	(1.22)	0.15	0.61	—	0.76	—	10.42	(10.53)	0.75	0.69	0.69	0.93	134,754	53
12-31-17	10.63	0.10•	2.09	2.19	0.10	0.32	—	0.42	—	12.40	20.92	0.75	0.67	0.67	0.84	177,624	37
12-31-16	11.15	0.09•	0.56	0.65	0.15	1.02	—	1.17	—	10.63	6.16	0.75	0.68	0.68	0.86	176,397	45
12-31-15	13.60	0.07•	(0.11)	(0.04)	0.38	2.03	—	2.41	—	11.15	(1.15)	0.75	0.69	0.69	0.58	197,360	41
Class I
06-30-20+	11.85	0.02•	(0.78)	(0.76)	—	—	—	—	—	11.09	(6.41)	0.33	0.18	0.18	0.32	257,437	35
12-31-19	10.73	0.20	2.29	2.49	0.27	1.10	—	1.37	—	11.85	24.29	0.25	0.22	0.22	1.86	269,670	67
12-31-18	12.75	0.18	(1.37)	(1.19)	0.22	0.61	—	0.83	—	10.73	(10.08)	0.25	0.19	0.19	1.49	211,781	53
12-31-17	10.92	0.17•	2.14	2.31	0.16	0.32	—	0.48	—	12.75	21.53	0.25	0.17	0.17	1.42	235,122	37
12-31-16	11.44	0.15	0.57	0.72	0.22	1.02	—	1.24	—	10.92	6.63	0.25	0.18	0.18	1.41	171,475	45
12-31-15	13.90	0.15•	(0.12)	0.03	0.46	2.03	—	2.49	—	11.44	(0.59)	0.25	0.19	0.19	1.15	169,325	41
Class S
06-30-20+	11.66	0.01	(0.77)	(0.76)	—	—	—	—	—	10.90	(6.52)	0.58	0.43	0.43	0.07	216,491	35
12-31-19	10.58	0.18	2.23	2.41	0.23	1.10	—	1.33	—	11.66	23.90	0.50	0.47	0.47	1.51	237,496	67
12-31-18	12.57	0.15•	(1.35)	(1.20)	0.18	0.61	—	0.79	—	10.58	(10.23)	0.50	0.44	0.44	1.20	209,647	53
12-31-17	10.77	0.13•	2.12	2.25	0.13	0.32	—	0.45	—	12.57	21.25	0.50	0.42	0.42	1.11	269,521	37
12-31-16	11.29	0.14	0.55	0.69	0.19	1.02	—	1.21	—	10.77	6.40	0.50	0.43	0.43	1.14	256,935	45
12-31-15	13.76	0.12	(0.14)	(0.02)	0.42	2.03	—	2.45	—	11.29	(0.95)	0.50	0.44	0.44	0.85	270,222	41
Class S2
06-30-20+	11.34	(0.00)*•	(0.74)	(0.74)	—	—	—	—	—	10.60	(6.53)	0.73	0.58	0.58	(0.09)	5,730	35
12-31-19	10.31	0.15•	2.18	2.33	0.20	1.10	—	1.30	—	11.34	23.68	0.65	0.62	0.62	1.31	7,234	67
12-31-18	12.25	0.12•	(1.30)	(1.18)	0.15	0.61	—	0.76	—	10.31	(10.34)	0.65	0.59	0.59	1.03	7,504	53
12-31-17	10.51	0.09•	2.08	2.17	0.11	0.32	—	0.43	—	12.25	21.02	0.65	0.57	0.57	0.82	9,902	37
12-31-16	11.04	0.11	0.55	0.66	0.17	1.02	—	1.19	—	10.51	6.28	0.68	0.58	0.58	0.96	12,687	45
12-31-15	13.49	0.08•	(0.11)	(0.03)	0.39	2.03	—	2.42	—	11.04	(1.07)	0.75	0.59	0.59	0.65	13,402	41
Class T
06-30-20+	11.95	(0.03)•	(0.76)	(0.79)	—	—	—	—	—	11.16	(6.61)	1.03	0.88	0.88	(0.48)	128	35
12-31-19	10.74	0.14•	2.26	2.40	0.09	1.10	—	1.19	—	11.95	23.31	0.95	0.92	0.92	1.19	290	67
12-31-18	12.77	0.06•	(1.34)	(1.28)	0.14	0.61	—	0.75	—	10.74	(10.72)	0.95	0.89	0.89	0.44	220	53
12-31-17	10.95	0.08	2.15	2.23	0.09	0.32	—	0.41	—	12.77	20.69	0.95	0.87	0.87	0.70	508	37
12-31-16	11.46	0.07	0.58	0.65	0.14	1.02	—	1.16	—	10.95	5.94	0.97	0.88	0.88	0.70	418	45
12-31-15	13.77	0.06•	(0.13)	(0.07)	0.21	2.03	—	2.24	—	11.46	(1.31)	1.00	0.89	0.89	0.44	393	41
See Accompanying Notes to Financial Statements
36

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio
Class ADV
06-30-20+	16.63	(0.03)•	(1.10)	(1.13)	—	—	—	—	—	15.50	(6.79)	1.04	0.69	0.69	(0.33)	12,351	50
12-31-19	14.58	0.23•	3.17	3.40	0.22	1.13	—	1.35	—	16.63	24.13	0.86	0.73	0.73	1.45	12,951	84
12-31-18	17.33	0.17•	(1.93)	(1.76)	0.16	0.83	—	0.99	—	14.58	(10.82)	0.86	0.68	0.68	1.03	8,144	86
12-31-17	14.57	0.18•	2.89	3.07	0.06	0.25	—	0.31	—	17.33	21.30	0.93	0.65	0.65	1.11	6,983	52
12-31-16	13.86	0.18•	0.68	0.86	0.04	0.11	—	0.15	—	14.57	6.27	1.22	0.68	0.68	1.26	3,184	70
12-31-15	14.95	0.18•	(0.19)	(0.01)	0.35	0.73	—	1.08	—	13.86	(0.33)	3.24	0.69	0.69	1.22	960	67
Class I
06-30-20+	17.22	0.01•	(1.14)	(1.13)	—	—	—	—	—	16.09	(6.56)	0.54	0.19	0.19	0.16	8,860	50
12-31-19	15.04	0.34•	3.25	3.59	0.28	1.13	—	1.41	—	17.22	24.74	0.36	0.23	0.23	2.04	10,912	84
12-31-18	17.81	0.27•	(1.99)	(1.72)	0.22	0.83	—	1.05	—	15.04	(10.37)	0.36	0.18	0.18	1.55	6,320	86
12-31-17	14.91	0.28•	2.97	3.25	0.10	0.25	—	0.35	—	17.81	21.99	0.43	0.15	0.15	1.70	5,705	52
12-31-16	14.13	0.28•	0.67	0.95	0.06	0.11	—	0.17	—	14.91	6.75	0.72	0.18	0.18	1.92	1,452	70
12-31-15	15.15	0.53•	(0.43)	0.10	0.39	0.73	—	1.12	—	14.13	0.38	2.74	0.19	0.19	3.80	387	67
Class S
06-30-20+	17.01	(0.01)•	(1.12)	(1.13)	—	—	—	—	—	15.88	(6.64)	0.79	0.44	0.44	(0.10)	6,560	50
12-31-19	14.88	0.26•	3.25	3.51	0.25	1.13	—	1.38	—	17.01	24.41	0.61	0.48	0.48	1.58	7,397	84
12-31-18	17.65	0.23•	(1.98)	(1.75)	0.19	0.83	—	1.02	—	14.88	(10.61)	0.61	0.43	0.43	1.34	5,413	86
12-31-17	14.81	0.22•	2.95	3.17	0.08	0.25	—	0.33	—	17.65	21.63	0.68	0.40	0.40	1.33	4,424	52
12-31-16	14.06	0.24•	0.68	0.92	0.06	0.11	—	0.17	—	14.81	6.56	0.97	0.43	0.43	1.71	1,996	70
12-31-15	15.09	0.38•	(0.34)	0.04	0.34	0.73	—	1.07	—	14.06	0.00	2.99	0.44	0.44	2.70	317	67
Class S2
06-30-20+	16.78	(0.02)•	(1.11)	(1.13)	—	—	—	—	—	15.65	(6.73)	0.94	0.59	0.59	(0.25)	334	50
12-31-19	14.67	0.23•	3.21	3.44	0.20	1.13	—	1.33	—	16.78	24.25	0.76	0.63	0.63	1.40	419	84
12-31-18	17.43	0.22•	(1.97)	(1.75)	0.18	0.83	—	1.01	—	14.67	(10.75)	0.76	0.58	0.58	1.32	423	86
12-31-17	14.64	0.20•	2.91	3.11	0.07	0.25	—	0.32	—	17.43	21.47	0.83	0.55	0.55	1.21	309	52
12-31-16	13.93	0.20•	0.67	0.87	0.05	0.11	—	0.16	—	14.64	6.32	1.15	0.58	0.58	1.44	142	70
12-31-15	14.97	0.13•	(0.11)	0.02	0.33	0.73	—	1.06	—	13.93	(0.17)	3.24	0.59	0.59	0.89	9	67
Class T
06-30-20+	16.69	(0.04)•	(1.10)	(1.14)	—	—	—	—	—	15.55	(6.83)	1.24	0.89	0.89	(0.53)	10	50
12-31-19	14.63	0.09•	3.28	3.37	0.18	1.13	—	1.31	—	16.69	23.80	1.06	0.93	0.93	0.54	11	84
12-31-18	17.39	0.14	(1.94)	(1.80)	0.13	0.83	—	0.96	—	14.63	(11.01)	1.06	0.88	0.88	0.89	20	86
12-31-17	14.60	0.17•	2.89	3.06	0.02	0.25	—	0.27	—	17.39	21.15	1.13	0.85	0.85	1.05	20	52
12-31-16	13.88	0.13•	0.70	0.83	—	0.11	—	0.11	—	14.60	6.02	1.44	0.88	0.88	0.96	10	70
12-31-15	14.95	0.08	(0.13)	(0.05)	0.29	0.73	—	1.02	—	13.88	(0.60)	3.49	0.89	0.89	0.51	4	67
See Accompanying Notes to Financial Statements
37

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio
Class ADV
06-30-20+	13.85	(0.01)•	(0.97)	(0.98)	—	—	—	—	—	12.87	(7.08)	0.96	0.67	0.67	(0.24)	44,535	30
12-31-19	12.35	0.16	2.70	2.86	0.20	1.16	—	1.36	—	13.85	24.13	0.77	0.72	0.72	1.29	49,315	61
12-31-18	14.49	0.13	(1.60)	(1.47)	0.15	0.52	—	0.67	—	12.35	(10.72)	0.76	0.68	0.68	0.90	39,621	62
12-31-17	12.27	0.11•	2.49	2.60	0.10	0.28	—	0.38	—	14.49	21.40	0.76	0.66	0.66	0.82	47,367	40
12-31-16	12.52	0.11	0.64	0.75	0.15	0.85	—	1.00	—	12.27	6.13	0.76	0.69	0.69	0.88	42,793	58
12-31-15	14.27	0.08•	(0.17)	(0.09)	0.32	1.34	—	1.66	—	12.52	(1.15)	0.76	0.70	0.70	0.61	41,770	41
Class I
06-30-20+	14.17	0.02•	(0.99)	(0.97)	—	—	—	—	—	13.20	(6.85)	0.46	0.17	0.17	0.27	123,908	30
12-31-19	12.61	0.27•	2.72	2.99	0.27	1.16	—	1.43	—	14.17	24.76	0.27	0.22	0.22	1.93	119,915	61
12-31-18	14.78	0.21•	(1.64)	(1.43)	0.22	0.52	—	0.74	—	12.61	(10.29)	0.26	0.18	0.18	1.48	77,961	62
12-31-17	12.51	0.20•	2.51	2.71	0.16	0.28	—	0.44	—	14.78	21.94	0.26	0.16	0.16	1.42	73,894	40
12-31-16	12.74	0.18•	0.65	0.83	0.21	0.85	—	1.06	—	12.51	6.72	0.26	0.19	0.19	1.46	44,519	58
12-31-15	14.49	0.17•	(0.19)	(0.02)	0.39	1.34	—	1.73	—	12.74	(0.67)	0.26	0.20	0.20	1.22	36,692	41
Class S
06-30-20+	13.99	(0.01)	(0.97)	(0.98)	—	—	—	—	—	13.01	(7.01)	0.71	0.42	0.42	0.02	58,394	30
12-31-19	12.46	0.20	2.72	2.92	0.23	1.16	—	1.39	—	13.99	24.50	0.52	0.47	0.47	1.52	59,923	61
12-31-18	14.62	0.17•	(1.63)	(1.46)	0.18	0.52	—	0.70	—	12.46	(10.56)	0.51	0.43	0.43	1.19	49,077	62
12-31-17	12.38	0.15•	2.50	2.65	0.13	0.28	—	0.41	—	14.62	21.66	0.51	0.41	0.41	1.08	58,217	40
12-31-16	12.62	0.13	0.66	0.79	0.18	0.85	—	1.03	—	12.38	6.44	0.51	0.44	0.44	1.16	51,294	58
12-31-15	14.37	0.12•	(0.17)	(0.05)	0.36	1.34	—	1.70	—	12.62	(0.87)	0.51	0.45	0.45	0.86	46,913	41
Class S2
06-30-20+	13.92	(0.01)•	(0.97)	(0.98)	—	—	—	—	—	12.94	(7.04)	0.86	0.57	0.57	(0.17)	2,028	30
12-31-19	12.39	0.18•	2.70	2.88	0.19	1.16	—	1.35	—	13.92	24.28	0.67	0.62	0.62	1.33	2,876	61
12-31-18	14.54	0.15	(1.62)	(1.47)	0.16	0.52	—	0.68	—	12.39	(10.68)	0.66	0.58	0.58	1.03	2,720	62
12-31-17	12.31	0.12•	2.50	2.62	0.11	0.28	—	0.39	—	14.54	21.52	0.66	0.56	0.56	0.89	3,250	40
12-31-16	12.56	0.11	0.65	0.76	0.16	0.85	—	1.01	—	12.31	6.24	0.69	0.59	0.59	0.93	2,996	58
12-31-15	14.31	0.10	(0.17)	(0.07)	0.34	1.34	—	1.68	—	12.56	(1.04)	0.76	0.60	0.60	0.71	3,014	41
Class T
06-30-20+	14.22	(0.03)•	(0.99)	(1.02)	—	—	—	—	—	13.20	(7.17)	1.16	0.87	0.87	(0.43)	22	30
12-31-19	12.58	0.17•	2.73	2.90	0.10	1.16	—	1.26	—	14.22	23.93	0.97	0.92	0.92	1.27	22	61
12-31-18	14.73	0.08•	(1.61)	(1.53)	0.10	0.52	—	0.62	—	12.58	(10.91)	0.96	0.88	0.88	0.58	18	62
12-31-17	12.50	0.09•	2.52	2.61	0.10	0.28	—	0.38	—	14.73	21.08	0.96	0.86	0.86	0.67	32	40
12-31-16	12.78	0.12•	0.62	0.74	0.17	0.85	—	1.02	—	12.50	5.96	0.98	0.89	0.89	0.96	25	58
12-31-15	14.25	0.08•	(0.21)	(0.13)	—	1.34	—	1.34	—	12.78	(1.36)	1.01	0.90	0.90	0.56	9	41
See Accompanying Notes to Financial Statements
38

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2060 Portfolio
Class ADV
06-30-20+	12.04	(0.03)	(0.83)	(0.86)	—	—	—	—	—	11.18	(7.14)	1.16	0.69	0.69	(0.30)	6,962	51
12-31-19	10.45	0.16•	2.28	2.44	0.15	0.70	—	0.85	—	12.04	24.12	0.95	0.74	0.74	1.39	6,976	89
12-31-18	12.39	0.13•	(1.38)	(1.25)	0.11	0.58	—	0.69	—	10.45	(10.76)	0.96	0.69	0.69	1.12	4,593	84
12-31-17	10.42	0.13•	2.08	2.21	0.04	0.20	—	0.24	—	12.39	21.42	1.10	0.67	0.67	1.11	3,202	65
12-31-16	9.89	0.15•	0.48	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.97	0.69	0.69	1.50	1,395	82
02-09-15(5) - 12-31-15	10.00	0.25•	(0.36)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.70	0.70	2.85	191	78
Class I
06-30-20+	12.25	0.01•	(0.86)	(0.85)	—	—	—	—	—	11.40	(6.94)	0.66	0.19	0.19	0.19	5,855	51
12-31-19	10.60	0.25•	2.29	2.54	0.19	0.70	—	0.89	—	12.25	24.79	0.45	0.24	0.24	2.14	5,184	89
12-31-18	12.53	0.19•	(1.41)	(1.22)	0.13	0.58	—	0.71	—	10.60	(10.35)	0.46	0.19	0.19	1.57	2,570	84
12-31-17	10.49	0.20•	2.10	2.30	0.06	0.20	—	0.26	—	12.53	22.15	0.60	0.17	0.17	1.73	2,160	65
12-31-16	9.92	0.16•	0.51	0.67	0.04	0.06	—	0.10	—	10.49	6.73	1.47	0.19	0.19	1.56	606	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.35)	(0.08)	—	—	—	—	—	9.92	(0.80)	18.56	0.20	0.20	3.11	317	78
Class S
06-30-20+	12.08	(0.00)*•	(0.85)	(0.85)	—	—	—	—	—	11.23	(7.04)	0.91	0.44	0.44	(0.07)	5,264	51
12-31-19	10.47	0.18•	2.30	2.48	0.17	0.70	—	0.87	—	12.08	24.45	0.70	0.49	0.49	1.56	4,901	89
12-31-18	12.40	0.16•	(1.39)	(1.23)	0.12	0.58	—	0.70	—	10.47	(10.60)	0.71	0.44	0.44	1.30	3,440	84
12-31-17	10.41	0.15•	2.10	2.25	0.06	0.20	—	0.26	—	12.40	21.81	0.85	0.42	0.42	1.30	2,825	65
12-31-16	9.86	0.17•	0.48	0.65	0.04	0.06	—	0.10	—	10.41	6.56	1.72	0.44	0.44	1.68	836	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.41)	(0.14)	—	—	—	—	—	9.86	(1.40)	18.81	0.45	0.45	3.06	140	78
Class S2
06-30-20+	12.07	(0.01)•	(0.85)	(0.86)	—	—	—	—	—	11.21	(7.13)	1.06	0.59	0.59	(0.20)	332	51
12-31-19	10.46	0.18	2.28	2.46	0.15	0.70	—	0.85	—	12.07	24.26	0.85	0.64	0.64	1.44	269	89
12-31-18	12.40	0.15•	(1.40)	(1.25)	0.11	0.58	—	0.69	—	10.46	(10.70)	0.86	0.59	0.59	1.23	247	84
12-31-17	10.42	0.17•	2.05	2.22	0.04	0.20	—	0.24	—	12.40	21.56	1.00	0.57	0.57	1.45	180	65
12-31-16	9.89	0.09•	0.54	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.90	0.59	0.59	0.92	32	82
02-09-15(5) - 12-31-15	10.00	0.24•	(0.35)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.60	0.60	2.66	26	78
Class T
06-30-20+	12.01	(0.03)•	(0.84)	(0.87)	—	—	—	—	—	11.14	(7.24)	1.36	0.89	0.89	(0.53)	4	51
12-31-19	10.40	0.11	2.30	2.41	0.10	0.70	—	0.80	—	12.01	23.96	1.15	0.94	0.94	1.07	4	89
12-31-18	12.33	0.08	(1.37)	(1.29)	0.06	0.58	—	0.64	—	10.40	(11.08)	1.16	0.89	0.89	0.73	3	84
12-31-17	10.35	0.08•	2.10	2.18	—	0.20	—	0.20	—	12.33	21.24	1.30	0.87	0.87	0.69	4	65
12-31-16	9.86	0.07	0.51	0.58	0.03	0.06	—	0.09	—	10.35	5.91	2.19	0.89	0.89	0.67	3	82
02-09-15(5) - 12-31-15	10.00	0.05	(0.19)	(0.14)	—	—	—	—	—	9.86	(1.40)	19.31	0.90	0.90	0.58	3	78
See Accompanying Notes to Financial Statements
39

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-nine active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2020 Portfolio (“Solution 2020”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”) and Voya Solution 2060 Portfolio (“Solution 2060”). Each Portfolio is a diversified series of the Company. On close of business August 7, 2020, Solution 2020 merged into Solution Income.
Solution 2020, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055 and Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”),

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts,

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations.

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices and also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2020, the below Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased and sold for Solution Income, Solution Moderately Aggressive, Solution 2025, Solution 2035, Solution 2045 and Solution 2055. There were no open futures contracts purchased or sold for the remaining Portfolios at June 30, 2020.
	Purchased	Sold
Solution Income	$15,460,898	$15,450,131
Solution Moderately Aggressive	31,219,545	31,206,031
Solution 2025	34,444,307	34,301,046
Solution 2035	34,853,715	34,863,046
Solution 2045	33,955,772	33,920,656
Solution 2055	11,507,742	11,472,590
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the period ended June 30, 2020, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$12,433,003	$12,266,168
Solution Balanced	28,136,304	30,257,622
Solution Conservative	8,336,804	9,447,029
Solution Income	91,907,984	120,860,003
Solution Moderately Aggressive	182,620,649	220,606,378
Solution Moderately Conservative	18,016,898	17,982,921
Solution 2020	17,351,625	23,223,499
Solution 2025	272,850,273	325,930,827
Solution 2030	24,973,696	26,584,418
Solution 2035	309,710,508	342,653,405
Solution 2040	19,410,974	20,004,797
Solution 2045	207,204,439	222,487,189
Solution 2050	13,875,789	15,651,827
Solution 2055	75,224,240	65,338,497
Solution 2060	9,915,371	8,422,694
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolios	Percentage
Voya Institutional Trust Company	Solution Balanced	5.93%
	Solution Income	45.86
	Solution 2020	20.50
	Solution 2025	42.34
	Solution 2030	18.65
	Solution 2035	41.97
	Solution 2040	11.44
	Solution 2045	43.77
	Solution 2050	16.10
	Solution 2055	50.53
	Solution 2060	15.19
Voya Retirement Insurance and Annuity Company	Solution Aggressive	96.17
	Solution Balanced	94.07
	Solution Conservative	96.96
	Solution Income	48.51
Subsidiary	Portfolios	Percentage
	Solution Moderately Aggressive	6.26
	Solution Moderately Conservative	99.46
	Solution 2020	79.49
	Solution 2025	54.99
	Solution 2030	81.20
	Solution 2035	55.91
	Solution 2040	88.54
	Solution 2045	55.43
	Solution 2050	83.89
	Solution 2055	49.47
	Solution 2060	84.79
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January, 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Solution Aggressive	$4,697
Solution Balanced	10,179
Solution Conservative	3,193
Solution Income	78,074
Solution Moderately Aggressive	15,025
Solution Moderately Conservative	13,126

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Solution 2020	8,227
Solution 2025	165,785
Solution 2030	17,793
Solution 2035	208,864
Solution 2040	19,111
Solution 2045	231,140
Solution 2050	25,079
Solution 2055	193,606
Solution 2060	20,198
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2020	1.22%	0.72%	N/A	0.97%	1.12%	1.42%
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%	1.48%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%	1.49%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%	1.57%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Pursuant to a side letter agreement, through May 1, 2021, the Investment Adviser has further lowered the expense limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio(2)(3)	Class ADV	Class I	Class S	Class S2	Class T
Solution 2025	1.24%	0.74%	0.99%	1.14%	1.44%
Solution 2030	1.24%	0.74%	0.99%	1.14%	1.44%
Solution 2035	1.27%	0.77%	1.02%	1.17%	1.47%
Solution 2040	1.27%	0.77%	1.02%	1.17%	1.47%
Solution 2045	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2050	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2055	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2060	1.30%	0.80%	1.05%	1.20%	1.50%

(2)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)
Side letter expense limits were implemented on January 1, 2020.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2020 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2021	2022	2023	Total
Solution Aggressive	$30,278	$34,059	$25,574	$89,911
Solution Balanced	67,622	48,849	29,220	145,691
Solution Conservative	40,088	45,482	43,150	128,720
Solution Income	604,411	382,691	257,187	1,244,289
Solution Moderately Aggressive	240,556	139,057	—	379,613
Solution Moderately Conservative	52,961	47,347	50,146	150,454
Solution 2020	63,061	43,822	56,906	163,789
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2020, are as follows:
	June 30,
	2021	2022	2023	Total
Solution Aggressive
Class I	$—	$—	$210	$210
Class R6	—	—	210	210
Class S	—	—	1,900	1,900
Class S2	—	—	859	859

47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

	June 30,
	2021	2022	2023	Total
Solution Balanced
Class ADV	—	—	2,971	2,971
Class I	—	—	698	698
Class S	—	—	5,578	5,578
Class S2	—	—	703	703
Solution Conservative
Class R6	—	—	1,830	1,830
Class S	—	—	810	810
Class S2	—	—	262	262
Solution Moderately Conservative
Class ADV	—	—	2,970	2,970
Class I	—	—	20	20
Class S	—	—	7,938	7,938
Class S2	—	—	2,141	2,141
The Expense Limitation Agreement is contractual through May 1, 2021 for all Portfolios and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to
0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2020:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Balanced	1	$1,052,000	2.54%
Solution Income	12	842,333	1.36
Solution Moderately Aggressive	18	1,817,167	1.20
Solution Moderately Conservative	1	686,000	2.54
Solution 2020	1	659,000	2.54
Solution 2025	20	1,313,700	1.36
Solution 2030	1	823,000	2.54
Solution 2035	17	1,660,529	1.31
Solution 2040	1	639,000	2.54
Solution 2045	18	1,150,000	1.26
Solution 2050	1	540,000	2.54
Solution 2055	1	2,338,000	1.04

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2020	60,960	—	—	(101,712)	(40,752)	734,025	—	—	(1,255,823)	(521,798)
12/31/2019	69,148	—	27,888	(84,904)	12,132	871,395	—	334,099	(1,059,631)	145,863
Class I
6/30/2020	5,091	—	—	(35,083)	(29,992)	64,967	—	—	(357,284)	(292,317)
12/31/2019	15,551	—	3,267	(1,808)	17,010	198,986	—	40,057	(23,819)	215,224
Class R6
6/30/2020	188,035	—	—	(88,316)	99,719	2,304,181	—	—	(1,179,299)	1,124,882
12/31/2019	282,889	—	75,533	(102,407)	256,015	3,647,980	—	926,037	(1,306,887)	3,267,130
Class S
6/30/2020	38,190	—	—	(64,561)	(26,371)	456,691	—	—	(789,185)	(332,494)
12/31/2019	167,485	—	26,467	(166,919)	27,033	2,205,913	—	320,787	(2,208,033)	318,667
Class S2
6/30/2020	20,107	—	—	(5,427)	14,680	224,989	—	—	(62,641)	162,348
12/31/2019	49,577	—	10,481	(11,748)	48,310	639,540	—	124,823	(148,518)	615,845
48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Balanced
Class ADV
6/30/2020	46,142	—	—	(174,692)	(128,550)	420,368	—	—	(1,675,784)	(1,255,416)
12/31/2019	142,295	—	99,291	(469,017)	(227,431)	1,349,166	—	907,520	(4,465,434)	(2,208,748)
Class I
6/30/2020	22,337	—	—	(48,827)	(26,490)	213,768	—	—	(462,231)	(248,463)
12/31/2019	80,986	—	31,635	(267,081)	(154,460)	788,198	—	300,214	(2,645,160)	(1,556,748)
Class R6
6/30/2020	300,232	—	—	(220,824)	79,408	2,806,695	—	—	(2,130,204)	676,491
12/31/2019	683,702	—	164,885	(344,046)	504,541	6,761,895	—	1,564,757	(3,399,678)	4,926,974
Class S
6/30/2020	96,113	—	—	(236,718)	(140,605)	887,860	—	—	(2,175,844)	(1,287,984)
12/31/2019	429,927	—	177,026	(715,118)	(108,165)	4,259,980	—	1,637,486	(7,075,660)	(1,178,194)
Class S2
6/30/2020	15,326	—	—	(40,918)	(25,592)	140,570	—	—	(379,798)	(239,228)
12/31/2019	170,667	—	21,603	(28,271)	163,999	1,686,540	—	199,400	(271,558)	1,614,382
Solution Conservative
Class ADV
6/30/2020	27,070	—	—	(285,537)	(258,467)	298,749	—	—	(3,229,466)	(2,930,717)
12/31/2019	95,510	—	20,385	(135,417)	(19,522)	1,042,654	—	222,397	(1,495,108)	(230,057)
Class I
6/30/2020	3,975	—	—	(51,243)	(47,268)	43,589	—	—	(576,120)	(532,531)
12/31/2019	31,539	—	1,608	(1,460)	31,687	349,613	—	17,768	(16,230)	351,151
Class R6
6/30/2020	279,872	—	—	(98,667)	181,205	3,206,089	—	—	(1,109,939)	2,096,150
12/31/2019	198,253	—	17,151	(224,691)	(9,287)	2,184,939	—	189,519	(2,522,786)	(148,328)
Class S
6/30/2020	33,144	—	—	(89,347)	(56,203)	365,214	—	—	(965,327)	(600,113)
12/31/2019	82,870	—	8,267	(175,540)	(84,403)	912,126	—	90,852	(1,952,313)	(949,335)
Class S2
6/30/2020	63,483	—	—	(39)	63,444	670,385	—	—	(440)	669,945
12/31/2019	26,193	—	1,057	(34,482)	(7,232)	285,706	—	11,531	(378,971)	(81,734)
Solution Income
Class ADV
6/30/2020	252,744	—	—	(1,304,190)	(1,051,446)	2,928,718	—	—	(14,791,270)	(11,862,552)
12/31/2019	535,546	—	599,615	(2,571,116)	(1,435,955)	6,175,990	—	6,817,626	(29,520,625)	(16,527,009)
Class I
6/30/2020	444,149	—	—	(948,604)	(504,455)	5,249,391	—	—	(11,299,264)	(6,049,873)
12/31/2019	591,471	—	338,569	(1,176,288)	(246,248)	6,999,059	—	3,937,553	(13,817,473)	(2,880,861)
Class S
6/30/2020	179,920	—	—	(1,013,876)	(833,956)	2,089,455	—	—	(11,826,528)	(9,737,073)
12/31/2019	408,456	—	445,084	(2,899,306)	(2,045,766)	4,786,652	—	5,140,721	(34,048,138)	(24,120,765)
Class S2
6/30/2020	11,985	—	—	(107,239)	(95,254)	137,851	—	—	(1,259,306)	(1,121,455)
12/31/2019	27,485	—	24,342	(160,676)	(108,849)	313,987	—	274,095	(1,838,151)	(1,250,069)
Class T
6/30/2020	375	—	—	(12,290)	(11,915)	4,588	—	—	(139,270)	(134,682)
12/31/2019	1,222	—	826	(110)	1,938	14,982	—	10,043	(1,352)	23,673
Solution Moderately Aggressive
Class ADV
6/30/2020	108,533	—	—	(248,278)	(139,745)	1,241,068	—	—	(2,811,886)	(1,570,818)
12/31/2019	170,708	—	201,063	(325,500)	46,271	2,097,432	—	2,334,348	(3,994,541)	437,239
Class I
6/30/2020	19,129	—	—	(73,448)	(54,319)	220,489	—	—	(742,667)	(522,178)
12/31/2019	53,673	—	38,073	(47,875)	43,871	671,896	—	450,780	(601,565)	521,111
Class R6
6/30/2020	289,538	—	—	(89,876)	199,662	3,466,162	—	—	(1,000,609)	2,465,553
12/31/2019	509,653	—	151,379	(308,389)	352,643	6,416,863	—	1,790,820	(3,846,921)	4,360,762
Class S
6/30/2020	141,692	—	—	(3,007,556)	(2,865,864)	1,554,149	—	—	(35,127,508)	(33,573,359)
12/31/2019	104,176	—	4,747,896	(6,593,396)	(1,741,324)	1,286,268	—	55,597,857	(81,802,488)	(24,918,363)
Class S2
6/30/2020	12,041	—	—	(6,227)	5,814	135,305	—	—	(72,136)	63,169
12/31/2019	18,900	—	7,862	(21,143)	5,619	235,459	—	92,304	(259,543)	68,220
Solution Moderately Conservative
Class ADV
6/30/2020	32,983	—	—	(109,181)	(76,198)	323,783	—	—	(1,058,018)	(734,235)
12/31/2019	80,771	—	32,892	(359,384)	(245,721)	788,643	—	317,739	(3,511,446)	(2,405,064)
Class I
6/30/2020	3,137	—	—	(7,958)	(4,821)	32,403	—	—	(72,214)	(39,811)
12/31/2019	3,671	—	138	(599)	3,210	37,776	—	1,391	(5,952)	33,215
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderately Conservative (continued)
Class R6
6/30/2020	173,081	—	—	(48,095)	124,986	1,774,204	—	—	(474,574)	1,299,630
12/31/2019	301,683	—	23,750	(148,755)	176,678	3,015,536	—	239,164	(1,524,784)	1,729,916
Class S
6/30/2020	84,608	—	—	(131,800)	(47,192)	834,545	—	—	(1,230,852)	(396,307)
12/31/2019	573,667	—	71,906	(317,649)	327,924	5,734,180	—	708,276	(3,172,991)	3,269,465
Class S2
6/30/2020	19,731	—	—	(60,600)	(40,869)	193,502	—	—	(588,627)	(395,125)
12/31/2019	406,677	—	21,441	(8,046)	420,072	4,022,354	—	207,982	(78,877)	4,151,459
Solution 2020
Class ADV
6/30/2020	233,379	—	—	(549,465)	(316,086)	2,847,958	—	—	(6,542,295)	(3,694,337)
12/31/2019	480,109	—	79,890	(483,350)	76,649	6,012,974	—	973,056	(6,075,318)	910,712
Class I
6/30/2020	306,895	—	—	(266,145)	40,750	3,926,435	—	—	(3,395,069)	531,366
12/31/2019	204,624	—	39,742	(275,695)	(31,329)	2,623,074	—	494,795	(3,573,311)	(455,442)
Class S
6/30/2020	72,899	—	—	(409,954)	(337,055)	930,460	—	—	(5,210,814)	(4,280,354)
12/31/2019	260,945	—	65,903	(369,076)	(42,228)	3,329,128	—	817,201	(4,722,258)	(575,929)
Class S2
6/30/2020	3,875	—	—	(14,206)	(10,331)	48,054	—	—	(182,109)	(134,055)
12/31/2019	21,766	—	2,002	(20,599)	3,169	274,078	—	24,597	(260,246)	38,429
Class T
6/30/2020	51	—	—	(2)	49	629	—	—	(25)	604
12/31/2019	325	—	57	(100)	282	3,999	—	696	(1,216)	3,479
Solution 2025
Class ADV
6/30/2020	482,680	—	—	(2,549,417)	(2,066,737)	5,197,931	—	—	(27,044,274)	(21,846,343)
12/31/2019	1,468,738	—	1,862,090	(3,774,091)	(443,263)	16,318,051	—	20,017,470	(42,137,612)	(5,802,091)
Class I
6/30/2020	1,496,896	—	—	(2,461,236)	(964,340)	16,629,517	—	—	(27,254,978)	(10,625,461)
12/31/2019	3,011,404	—	1,821,091	(2,968,363)	1,864,132	34,626,479	—	20,123,050	(33,907,806)	20,841,723
Class S
6/30/2020	796,953	—	—	(2,240,384)	(1,443,431)	8,873,934	—	—	(24,245,677)	(15,371,743)
12/31/2019	1,585,098	—	2,153,547	(5,453,032)	(1,714,387)	18,024,804	—	23,516,734	(62,267,087)	(20,725,549)
Class S2
6/30/2020	74,298	—	—	(248,445)	(174,147)	803,732	—	—	(2,518,072)	(1,714,340)
12/31/2019	106,424	—	76,886	(358,352)	(175,042)	1,174,211	—	815,755	(4,041,686)	(2,051,720)
Class T
6/30/2020	309	—	—	(10,390)	(10,081)	3,522	—	—	(112,827)	(109,305)
12/31/2019	1,081	—	2,997	(13,093)	(9,015)	12,511	—	33,957	(154,366)	(107,898)
Solution 2030
Class ADV
6/30/2020	207,103	—	—	(181,349)	25,754	3,027,351	—	—	(2,611,925)	415,426
12/31/2019	510,062	—	85,450	(282,703)	312,809	7,573,963	—	1,222,789	(4,188,478)	4,608,274
Class I
6/30/2020	117,303	—	—	(218,922)	(101,619)	1,740,637	—	—	(3,318,106)	(1,577,469)
12/31/2019	477,575	—	63,466	(184,511)	356,530	7,456,635	—	934,211	(2,808,486)	5,582,360
Class S
6/30/2020	225,323	—	—	(212,405)	12,918	3,429,448	—	—	(3,154,412)	275,036
12/31/2019	325,502	—	61,027	(272,412)	114,117	5,019,252	—	892,833	(4,199,019)	1,713,066
Class S2
6/30/2020	21,761	—	—	(20,276)	1,485	282,232	—	—	(275,163)	7,069
12/31/2019	15,055	—	2,120	(19,705)	(2,530)	226,909	—	30,665	(296,127)	(38,553)
Class T
6/30/2020	271	—	—	(17)	254	3,659	—	—	(239)	3,420
12/31/2019	552	—	122	(25)	649	8,174	—	1,745	(375)	9,544
Solution 2035
Class ADV
6/30/2020	553,835	—	—	(1,713,582)	(1,159,747)	5,885,252	—	—	(18,310,054)	(12,424,802)
12/31/2019	968,128	—	1,967,162	(3,509,711)	(574,421)	11,073,368	—	21,225,678	(40,011,867)	(7,712,821)
Class I
6/30/2020	1,856,016	—	—	(1,956,909)	(100,893)	20,335,253	—	—	(21,693,294)	(1,358,041)
12/31/2019	2,958,892	—	2,497,449	(2,789,054)	2,667,287	34,859,624	—	27,696,711	(32,492,389)	30,063,946
Class S
6/30/2020	714,862	—	—	(1,819,394)	(1,104,532)	7,692,053	—	—	(19,509,245)	(11,817,192)
12/31/2019	1,623,321	—	2,763,246	(4,587,897)	(201,330)	18,774,658	—	30,312,804	(53,589,463)	(4,502,001)
Class S2
6/30/2020	78,411	—	—	(299,689)	(221,278)	826,900	—	—	(3,234,822)	(2,407,922)
12/31/2019	117,607	—	132,163	(364,755)	(114,985)	1,314,156	—	1,390,350	(4,124,936)	(1,420,430)
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2035 (continued)
Class T
6/30/2020	603	—	—	(419)	184	6,966	—	—	(4,075)	2,891
12/31/2019	2,316	—	3,031	(2,646)	2,701	27,225	—	34,551	(30,509)	31,267
Solution 2040
Class ADV
6/30/2020	175,832	—	—	(154,978)	20,854	2,640,406	—	—	(2,295,730)	344,676
12/31/2019	353,002	—	65,642	(135,719)	282,925	5,481,888	—	974,788	(2,106,393)	4,350,283
Class I
6/30/2020	113,723	—	—	(174,391)	(60,668)	1,763,753	—	—	(2,648,654)	(884,901)
12/31/2019	297,287	—	55,476	(126,847)	225,916	4,820,584	—	847,678	(2,034,437)	3,633,825
Class S
6/30/2020	121,448	—	—	(125,256)	(3,808)	1,881,814	—	—	(1,903,381)	(21,567)
12/31/2019	191,537	—	47,626	(247,656)	(8,493)	3,072,754	—	721,532	(3,949,460)	(155,174)
Class S2
6/30/2020	9,180	—	—	(4,533)	4,647	134,575	—	—	(66,394)	68,181
12/31/2019	17,193	—	4,792	(27,417)	(5,432)	268,338	—	71,446	(426,178)	(86,394)
Class T
6/30/2020	270	—	—	(180)	90	4,010	—	—	(2,935)	1,075
12/31/2019	979	—	76	(272)	783	14,878	—	1,128	(4,475)	11,531
Solution 2045
Class ADV
6/30/2020	370,270	—	—	(1,159,563)	(789,293)	3,847,641	—	—	(11,984,382)	(8,136,741)
12/31/2019	938,695	—	1,496,034	(2,291,762)	142,967	10,564,731	—	15,768,200	(25,544,144)	788,787
Class I
6/30/2020	2,070,406	—	—	(1,622,696)	447,710	22,294,359	—	—	(17,378,484)	4,915,875
12/31/2019	3,265,408	—	2,475,330	(2,711,632)	3,029,106	38,118,589	—	26,882,084	(31,348,739)	33,651,934
Class S
6/30/2020	809,518	—	—	(1,321,311)	(511,793)	8,416,504	—	—	(13,876,805)	(5,460,301)
12/31/2019	1,329,165	—	2,335,253	(3,115,909)	548,509	15,225,822	—	24,987,205	(35,629,265)	4,583,762
Class S2
6/30/2020	71,422	—	—	(168,547)	(97,125)	729,572	—	—	(1,736,700)	(1,007,128)
12/31/2019	87,072	—	70,369	(247,661)	(90,220)	970,310	—	732,541	(2,820,918)	(1,118,067)
Class T
6/30/2020	988	—	—	(13,770)	(12,782)	11,157	—	—	(126,860)	(115,703)
12/31/2019	3,447	—	2,193	(1,887)	3,753	39,830	—	24,095	(22,265)	41,660
Solution 2050
Class ADV
6/30/2020	132,906	—	—	(114,985)	17,921	1,983,315	—	—	(1,817,120)	166,195
12/31/2019	262,849	—	58,525	(101,163)	220,211	4,189,256	—	891,921	(1,592,246)	3,488,931
Class I
6/30/2020	133,696	—	—	(216,848)	(83,152)	2,095,609	—	—	(3,504,669)	(1,409,060)
12/31/2019	294,493	—	48,890	(129,943)	213,440	4,946,241	—	770,026	(2,120,508)	3,595,759
Class S
6/30/2020	70,322	—	—	(91,983)	(21,661)	1,080,817	—	—	(1,445,475)	(364,658)
12/31/2019	185,890	—	34,205	(149,076)	71,019	3,035,273	—	532,912	(2,444,125)	1,124,060
Class S2
6/30/2020	3,993	—	—	(7,605)	(3,612)	61,742	—	—	(125,051)	(63,309)
12/31/2019	10,178	—	1,733	(15,793)	(3,882)	163,774	—	26,656	(255,465)	(65,035)
Class T
6/30/2020	—	—	—	(3)	(3)	—	—	—	(44)	(44)
12/31/2019	383	—	100	(1,225)	(742)	6,254	—	1,538	(18,967)	(11,175)
Solution 2055
Class ADV
6/30/2020	262,106	—	—	(361,999)	(99,893)	3,264,616	—	—	(4,731,022)	(1,466,406)
12/31/2019	550,223	—	341,380	(540,179)	351,424	7,383,141	—	4,328,696	(7,304,002)	4,407,835
Class I
6/30/2020	1,444,404	—	—	(518,899)	925,505	18,453,863	—	—	(6,589,538)	11,864,325
12/31/2019	2,307,889	—	786,624	(816,111)	2,278,402	31,841,400	—	10,186,778	(11,038,263)	30,989,915
Class S
6/30/2020	448,302	—	—	(244,781)	203,521	5,638,607	—	—	(3,026,751)	2,611,856
12/31/2019	703,925	—	421,239	(780,117)	345,047	9,542,879	—	5,387,644	(10,649,419)	4,281,104
Class S2
6/30/2020	22,142	—	—	(71,998)	(49,856)	283,076	—	—	(839,078)	(556,002)
12/31/2019	67,327	—	18,357	(98,614)	(12,930)	907,564	—	233,868	(1,359,900)	(218,468)
Class T
6/30/2020	132	—	—	(9)	123	1,644	—	—	(115)	1,529
12/31/2019	335	—	112	(335)	112	4,456	—	1,456	(4,367)	1,545
51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2060
Class ADV
6/30/2020	130,839	—	—	(87,425)	43,414	1,419,432	—	—	(995,304)	424,128
12/31/2019	226,789	—	40,002	(127,076)	139,715	2,608,449	—	440,825	(1,450,917)	1,598,357
Class I
6/30/2020	185,621	—	—	(95,293)	90,328	2,066,416	—	—	(1,079,737)	986,679
12/31/2019	250,746	—	27,252	(97,199)	180,799	2,951,604	—	304,947	(1,119,641)	2,136,910
Class S
6/30/2020	143,954	—	—	(80,847)	63,107	1,579,194	—	—	(886,445)	692,749
12/31/2019	186,195	—	28,432	(137,540)	77,087	2,146,309	—	314,172	(1,590,280)	870,201
Class S2
6/30/2020	8,579	—	—	(1,260)	7,319	92,968	—	—	(12,222)	80,746
12/31/2019	19,738	—	1,557	(22,587)	(1,292)	224,025	—	17,202	(249,186)	(7,959)
Class T
6/30/2020	—	—	—	—	—	—	—	—	—	—
12/31/2019	—	—	24	—	24	—	—	262	—	262
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$290,677	$1,455,126	$234,832	$563,817
Solution Balanced	1,264,865	3,344,512	1,352,172	1,695,402
Solution Conservative	387,065	145,002	478,277	128,952
Solution Income	10,228,302	5,951,736	13,581,676	5,255,698
Solution Moderately Aggressive	13,618,660	46,647,449	15,280,521	26,503,700
Solution Moderately Conservative	736,476	738,076	832,215	514,108
Solution 2020	816,056	1,494,564	1,035,295	1,130,733
Solution 2025	19,364,337	45,142,629	21,872,437	21,963,873
Solution 2030	760,490	2,322,107	1,020,513	1,106,355
Solution 2035	18,536,013	62,124,081	18,163,767	32,580,024
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution 2040	557,785	2,059,165	831,150	1,235,549
Solution 2045	12,677,673	55,716,452	13,096,105	28,339,224
Solution 2050	401,860	1,821,588	457,960	718,247
Solution 2055	3,576,235	16,562,207	2,967,858	6,009,418
Solution 2060	224,632	852,776	286,753	316,051
The tax-basis components of distributable earnings as of December 31, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Solution Aggressive	$394,026	$1,365,142	$(333,250)
Solution Balanced	1,563,643	2,131,869	167,437
Solution Conservative	534,955	187,821	197,625
Solution Income	7,417,917	558,514	7,277,408
Solution Moderately Aggressive	10,675,677	39,481,314	(507,706)
Solution Moderately Conservative	1,030,963	854,887	325,665
Solution 2020	802,106	554,637	623,916
Solution 2025	17,406,172	30,987,740	12,034,307
Solution 2030	926,086	1,718,901	267,807
Solution 2035	15,618,898	53,484,702	9,664,466
Solution 2040	691,044	1,723,585	177,363
Solution 2045	10,940,738	40,041,137	6,634,562
Solution 2050	528,601	1,510,836	(39,151)
Solution 2055	3,515,884	13,132,624	1,838,919
Solution 2060	302,594	817,211	12,912
At December 31, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 13 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION (continued)

environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS
Dividends:   Subsequent to June 30, 2020, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.1474	$0.0406	$0.8364	August 5, 2020	August 3, 2020
Class I	$0.2206	$0.0406	$0.8364	August 5, 2020	August 3, 2020
Class R6	$0.2211	$0.0406	$0.8364	August 5, 2020	August 3, 2020
Class S	$0.1859	$0.0406	$0.8364	August 5, 2020	August 3, 2020
Class S2	$0.1818	$0.0406	$0.8364	August 5, 2020	August 3, 2020
Solution Balanced
Class ADV	$0.1706	$0.0822	$0.3944	August 5, 2020	August 3, 2020
Class I	$0.2286	$0.0822	$0.3944	August 5, 2020	August 3, 2020
Class R6	$0.2287	$0.0822	$0.3944	August 5, 2020	August 3, 2020
Class S	$0.2023	$0.0822	$0.3944	August 5, 2020	August 3, 2020
Class S2	$0.1955	$0.0822	$0.3944	August 5, 2020	August 3, 2020
Solution Conservative
Class ADV	$0.2787	$0.0659	$0.1439	August 5, 2020	August 3, 2020
Class I	$0.3831	$0.0659	$0.1439	August 5, 2020	August 3, 2020
Class R6	$0.3842	$0.0659	$0.1439	August 5, 2020	August 3, 2020
Class S	$0.3416	$0.0659	$0.1439	August 5, 2020	August 3, 2020
Class S2	$0.3654	$0.0659	$0.1439	August 5, 2020	August 3, 2020
54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Income
Class ADV	$0.2621	$0.0106	$0.0225	August 5, 2020	August 3, 2020
Class I	$0.3288	$0.0106	$0.0225	August 5, 2020	August 3, 2020
Class S	$0.2919	$0.0106	$0.0225	August 5, 2020	August 3, 2020
Class S2	$0.2636	$0.0106	$0.0225	August 5, 2020	August 3, 2020
Class T	$0.1368	$0.0106	$0.0225	August 5, 2020	August 3, 2020
Solution Moderately Aggressive
Class ADV	$0.2087	$—	$0.8882	August 5, 2020	August 3, 2020
Class I	$0.2740	$—	$0.8882	August 5, 2020	August 3, 2020
Class R6	$0.2740	$—	$0.8882	August 5, 2020	August 3, 2020
Class S	$0.2400	$—	$0.8882	August 5, 2020	August 3, 2020
Class S2	$0.2282	$—	$0.8882	August 5, 2020	August 3, 2020
Solution Moderately Conservative
Class ADV	$0.1891	$0.0508	$0.2304	August 5, 2020	August 3, 2020
Class I	$0.2548	$0.0508	$0.2304	August 5, 2020	August 3, 2020
Class R6	$0.2549	$0.0508	$0.2304	August 5, 2020	August 3, 2020
Class S	$0.2310	$0.0508	$0.2304	August 5, 2020	August 3, 2020
Class S2	$0.2233	$0.0508	$0.2304	August 5, 2020	August 3, 2020
Solution 2020
Class ADV	$0.2703	$0.0616	$0.2527	August 5, 2020	August 3, 2020
Class I	$0.3513	$0.0616	$0.2527	August 5, 2020	August 3, 2020
Class S	$0.3080	$0.0616	$0.2527	August 5, 2020	August 3, 2020
Class S2	$0.3021	$0.0616	$0.2527	August 5, 2020	August 3, 2020
Class T	$0.2792	$0.0616	$0.2527	August 5, 2020	August 3, 2020
Class ADV	$0.1411	$0.0484	$0.2393	August 7, 2020	August 5, 2020
Class I	$0.1819	$0.0484	$0.2393	August 7, 2020	August 5, 2020
Class S	$0.1614	$0.0484	$0.2393	August 7, 2020	August 5, 2020
Class S2	$0.1510	$0.0484	$0.2393	August 7, 2020	August 5, 2020
Class T	$0.1334	$0.0484	$0.2393	August 7, 2020	August 5, 2020
Solution 2025
Class ADV	$0.2086	$0.0202	$0.4612	August 5, 2020	August 3, 2020
Class I	$0.2706	$0.0202	$0.4612	August 5, 2020	August 3, 2020
Class S	$0.2395	$0.0202	$0.4612	August 5, 2020	August 3, 2020
Class S2	$0.2134	$0.0202	$0.4612	August 5, 2020	August 3, 2020
Class T	$0.1616	$0.0202	$0.4612	August 5, 2020	August 3, 2020
Solution 2030
Class ADV	$0.2290	$0.0607	$0.5854	August 5, 2020	August 3, 2020
Class I	$0.2920	$0.0607	$0.5854	August 5, 2020	August 3, 2020
Class S	$0.2593	$0.0607	$0.5854	August 5, 2020	August 3, 2020
Class S2	$0.2379	$0.0607	$0.5854	August 5, 2020	August 3, 2020
Class T	$0.2151	$0.0607	$0.5854	August 5, 2020	August 3, 2020
55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2035
Class ADV	$0.1852	$0.0022	$0.7562	August 5, 2020	August 3, 2020
Class I	$0.2463	$0.0022	$0.7562	August 5, 2020	August 3, 2020
Class S	$0.2162	$0.0022	$0.7562	August 5, 2020	August 3, 2020
Class S2	$0.1919	$0.0022	$0.7562	August 5, 2020	August 3, 2020
Class T	$0.1698	$0.0022	$0.7562	August 5, 2020	August 3, 2020
Solution 2040
Class ADV	$0.2431	$0.0574	$0.8090	August 5, 2020	August 3, 2020
Class I	$0.3061	$0.0574	$0.8090	August 5, 2020	August 3, 2020
Class S	$0.2647	$0.0574	$0.8090	August 5, 2020	August 3, 2020
Class S2	$0.2490	$0.0574	$0.8090	August 5, 2020	August 3, 2020
Class T	$0.2296	$0.0574	$0.8090	August 5, 2020	August 3, 2020
Solution 2045
Class ADV	$0.1604	$—	$0.7176	August 5, 2020	August 3, 2020
Class I	$0.2198	$—	$0.7176	August 5, 2020	August 3, 2020
Class S	$0.1908	$—	$0.7176	August 5, 2020	August 3, 2020
Class S2	$0.1660	$—	$0.7176	August 5, 2020	August 3, 2020
Class T	$0.0678	$—	$0.7176	August 5, 2020	August 3, 2020
Solution 2050
Class ADV	$0.2269	$0.0412	$0.8438	August 5, 2020	August 3, 2020
Class I	$0.2941	$0.0412	$0.8438	August 5, 2020	August 3, 2020
Class S	$0.2550	$0.0412	$0.8438	August 5, 2020	August 3, 2020
Class S2	$0.2213	$0.0412	$0.8438	August 5, 2020	August 3, 2020
Class T	$0.0871	$0.0412	$0.8438	August 5, 2020	August 3, 2020
Solution 2055
Class ADV	$0.1537	$—	$0.7382	August 5, 2020	August 3, 2020
Class I	$0.2190	$—	$0.7382	August 5, 2020	August 3, 2020
Class S	$0.1880	$—	$0.7382	August 5, 2020	August 3, 2020
Class S2	$0.1491	$—	$0.7382	August 5, 2020	August 3, 2020
Class T	$0.1468	$—	$0.7382	August 5, 2020	August 3, 2020
Solution 2060
Class ADV	$0.1233	$0.0368	$0.4916	August 5, 2020	August 3, 2020
Class I	$0.1701	$0.0368	$0.4916	August 5, 2020	August 3, 2020
Class S	$0.1476	$0.0368	$0.4916	August 5, 2020	August 3, 2020
Class S2	$0.1384	$0.0368	$0.4916	August 5, 2020	August 3, 2020
Class T	$0.0887	$0.0368	$0.4916	August 5, 2020	August 3, 2020
Merger:   On August 7, 2020, Solution Income (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Solution 2020 (“Acquired Portfolio”), an open-end investment company that is included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align

56

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2020, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended August 7, 2020, are as follows (Unaudited):
Net investment income	$3,518,259
Net realized and unrealized loss on investments	$12,075,498
Net decrease in net assets resulting from operations	$15,593,757
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring
Portfolio’s statement of operations since August 7, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$29,460	$311,448	$0	$1,929	1.0138
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $340,908,109.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

57

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.4%
14,913	iShares Core S&P Small-Cap ETF	$1,018,409	5.1
5,276	Vanguard S&P 500 ETF	1,495,377	7.3
7,982	Vanguard Value ETF	794,927	4.0

	Total Exchange-Traded Funds (Cost $3,179,055)	3,308,713	16.4
MUTUAL FUNDS: 83.5%
	Affiliated Investment Companies: 83.5%
26,873	Voya High Yield Bond Fund - Class R6	200,745	1.0
9,744	Voya Large-Cap Growth Fund - Class R6	500,940	2.5
76,757	Voya Multi-Manager Emerging Markets Equity Fund - Class I	901,127	4.5
160,150	Voya Multi-Manager International Equity Fund - Class I	1,700,791	8.5
104,383	Voya Multi-Manager International Factors Fund - Class I	900,824	4.5
127,377	Voya Multi-Manager Mid Cap Value Fund - Class I	1,006,277	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
287,959	Voya U.S. Stock Index Portfolio - Class I	$4,736,923	23.5
86,946	VY® Columbia Contrarian Core Portfolio - Class I	1,510,248	7.5
72,954	VY® Invesco Comstock Portfolio - Class I	1,000,924	5.0
72,640	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	1,014,776	5.0
34,133	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,004,880	5.0
79,038	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	1,010,891	5.0
14,679	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,298,695	6.5
	Total Mutual Funds (Cost $16,817,411)	16,788,041	83.5
	Total Investments in Securities (Cost $19,996,466)	$20,096,754	99.9
	Assets in Excess of Other Liabilities	23,698	0.1
	Net Assets	$20,120,452	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,308,713	$—	$—	$3,308,713
Mutual Funds	16,788,041	—	—	16,788,041
Total Investments, at fair value	$20,096,754	$—	$—	$20,096,754

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$—	$191,843	$(4,082)	$12,984	$200,745	$2,390	$307	$—
Voya Index Plus LargeCap Portfolio - Class I	857,942	97,658	(898,371)	(57,229)	—	7,956	(102,095)	44,745
Voya Intermediate Bond Fund - Class R6	—	178,657	(178,657)	—	—	478	3,576	—
Voya Large-Cap Growth Fund - Class R6	536,577	256,174	(291,982)	171	500,940	—	26,318	—
Voya MidCap Opportunities Portfolio - Class I	529,068	57,566	(571,629)	(15,005)	—	617	(22,342)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,315,782	235,228	(532,578)	(117,305)	901,127	—	(24,638)	—
Voya Multi-Manager International Equity Fund - Class I	2,166,187	419,420	(789,053)	(95,763)	1,700,791	—	(134,949)	—
Voya Multi-Manager International Factors Fund - Class I	1,071,508	250,697	(404,181)	(17,200)	900,824	—	(85,628)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,382,944	340,655	(660,930)	(56,392)	1,006,277	—	(209,141)	—
Voya Short Term Bond Fund - Class R6	104,438	40,843	(145,190)	(91)	—	496	(3,776)	—
Voya Small Company Portfolio - Class I	641,880	144,534	(781,955)	(4,459)	—	—	(139,042)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	853,459	160,083	(960,114)	(53,428)	—	6,043	(80,070)	—
Voya U.S. Stock Index Portfolio - Class I	1,723,027	3,910,677	(1,032,482)	135,701	4,736,923	—	(133,854)	—
VY Columbia Contrarian Core Portfolio - Class I	—	1,444,339	(38,603)	104,512	1,510,248	—	(196)	—
VY® Invesco Comstock Portfolio - Class I	1,615,870	530,454	(1,160,081)	14,681	1,000,924	—	(344,986)	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	1,067,363	269,059	(272,677)	(48,969)	1,014,776	—	(74,106)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,064,801	184,316	(242,009)	(2,228)	1,004,880	—	(4,358)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	850,660	283,268	(171,355)	48,318	1,010,891	—	(7,684)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,604,662	217,178	(743,336)	220,191	1,298,695	—	(144,161)	—
	$17,386,168	$9,212,650	$(9,879,266)	$68,489	$16,788,041	$17,980	$(1,480,825)	$44,745
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $20,505,722.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$705,892
Gross Unrealized Depreciation	(1,114,860)
Net Unrealized Depreciation	$(408,968)
See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
12,967	iShares 20+ Year Treasury Bond ETF	$2,125,680	4.1
30,771	iShares Core S&P Small-Cap ETF	2,101,352	4.0
7,258	Vanguard S&P 500 ETF	2,057,135	4.0
38,602	Vanguard Value ETF	3,844,373	7.4
	Total Exchange-Traded Funds (Cost $10,075,685)	10,128,540	19.5
MUTUAL FUNDS: 80.4%
	Affiliated Investment Companies: 80.4%
553,430	Voya High Yield Bond Fund - Class R6	4,134,124	8.0
543,675	Voya Intermediate Bond Fund - Class R6	5,779,270	11.1
47,618	Voya Large-Cap Growth Fund - Class R6	2,448,036	4.7
71,284	Voya MidCap Opportunities Portfolio - Class I	1,034,329	2.0
109,707	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,287,964	2.5
181,701	Voya Multi-Manager International Equity Fund - Class I	1,929,666	3.7
134,228	Voya Multi-Manager International Factors Fund - Class I	1,158,388	2.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
131,058	Voya Multi-Manager Mid Cap Value Fund - Class I	$1,035,357	2.0
54,361	Voya Strategic Income Opportunities Fund - Class R6	523,492	1.0
211,729	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,348,072	4.5
535,717	Voya U.S. Stock Index Portfolio - Class I	8,812,543	17.0
273,981	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,139,818	6.0
74,531	VY® Columbia Contrarian Core Portfolio - Class I	1,294,596	2.5
175,630	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,170,546	10.0
18,858	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,668,353	3.2
	Total Mutual Funds (Cost $40,230,652)	41,764,554	80.4
	Total Investments in Securities (Cost $50,306,337)	$51,893,094	99.9
	Assets in Excess of Other Liabilities	32,439	0.1
	Net Assets	$51,925,533	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,128,540	$—	$—	$10,128,540
Mutual Funds	41,764,554	—	—	41,764,554
Total Investments, at fair value	$51,893,094	$—	$—	$51,893,094

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,693,999	$171,226	$(1,905,677)	$40,452	$—	$24,933	$(242,357)	$—
Voya High Yield Bond Fund - Class R6	2,264,077	2,278,317	(367,011)	(41,259)	4,134,124	80,352	(11,607)	—
Voya Intermediate Bond Fund - Class R6	2,705,850	3,707,090	(739,991)	106,321	5,779,270	64,049	36,156	—
Voya Large Cap Value Fund - Class R6	1,699,537	538,395	(2,190,868)	(47,064)	—	8,891	(274,972)	—
Voya Large-Cap Growth Fund - Class R6	2,715,638	269,846	(691,046)	153,598	2,448,036	—	2,471	—
Voya MidCap Opportunities Portfolio - Class I	1,121,635	80,508	(210,382)	42,568	1,034,329	1,359	1,861	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,326,030	306,199	(1,184,715)	(159,550)	1,287,964	—	(118,609)	—
Voya Multi-Manager International Equity Fund - Class I	2,127,916	517,983	(676,157)	(40,076)	1,929,666	—	(115,112)	—
Voya Multi-Manager International Factors Fund - Class I	2,105,232	488,441	(1,508,098)	72,813	1,158,388	—	(308,368)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,128,106	250,506	(212,149)	(131,106)	1,035,357	—	(65,555)	—
Voya Short Term Bond Fund - Class R6	2,795,398	125,240	(2,894,106)	(26,532)	—	19,162	(36,872)	—
Voya Small Company Portfolio - Class I	1,392,381	328,447	(1,731,084)	10,256	—	—	(320,938)	—
Voya Strategic Income Opportunities Fund - Class R6	2,233,199	198,758	(1,869,631)	(38,834)	523,492	29,272	(79,805)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,084,518	508,066	(915,726)	(328,786)	2,348,072	22,792	(28,240)	—
Voya U.S. Stock Index Portfolio - Class I	2,569,693	8,356,782	(2,361,758)	247,826	8,812,543	(1)	(286,586)	—
VY Columbia Contrarian Core Portfolio - Class I	—	1,254,215	(51,109)	91,490	1,294,596	—	3,278	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,786,294	789,357	(637,370)	201,537	3,139,818	—	29,568	—
VY® Invesco Comstock Portfolio - Class I	2,143,393	406,464	(2,757,511)	207,654	—	—	(753,855)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,645,771	371,569	(767,367)	(79,427)	5,170,546	—	63,384	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,834,533	145,929	(1,695,691)	383,582	1,668,353	—	(271,662)	—
	$45,373,200	$21,093,338	$(25,367,447)	$665,463	$41,764,554	$250,809	$(2,777,820)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $51,661,764.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,215,080
Gross Unrealized Depreciation	(1,983,750)
Net Unrealized Appreciation	$231,330
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.9%
5,752	iShares 20+ Year Treasury Bond ETF	$942,925	5.8
9,928	iShares Core S&P Small-Cap ETF	677,983	4.2
9,844	Schwab U.S. TIPS ETF	590,837	3.6
585	Vanguard S&P 500 ETF	165,807	1.0
3,736	Vanguard Value ETF	372,068	2.3
	Total Exchange-Traded Funds (Cost $2,613,380)	2,749,620	16.9
MUTUAL FUNDS: 83.2%
	Affiliated Investment Companies: 83.2%
85,420	Voya Global Bond Fund - Class R6	813,201	5.0
280,079	Voya High Yield Bond Fund - Class R6	2,092,192	12.9
230,046	Voya Intermediate Bond Fund - Class R6	2,445,385	15.1
10,132	Voya Large-Cap Growth Fund - Class R6	520,870	3.2
10,885	Voya MidCap Opportunities Portfolio - Class I	157,938	1.0
6,826	Voya Multi-Manager Emerging Markets Equity Fund - Class I	80,135	0.5
3,768	Voya Multi-Manager International Equity Fund - Class I	40,018	0.3
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
13,917	Voya Multi-Manager International Factors Fund - Class I	$120,101	0.7
20,019	Voya Multi-Manager Mid Cap Value Fund - Class I	158,147	1.0
264,589	Voya Short Term Bond Fund - Class R6	2,616,783	16.1
67,709	Voya Strategic Income Opportunities Fund - Class R6	652,037	4.0
42,776	Voya U.S. High Dividend Low Volatility Fund - Class R6	474,386	2.9
30,455	Voya U.S. Stock Index Portfolio - Class I	500,985	3.1
135,144	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,548,748	9.5
43,723	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,287,210	7.9
	Total Mutual Funds (Cost $13,014,598)	13,508,136	83.2
	Total Investments in Securities (Cost $15,627,978)	$16,257,756	100.1
	Liabilities in Excess of Other Assets	(14,762)	(0.1)
	Net Assets	$16,242,994	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,749,620	$—	$—	$2,749,620
Mutual Funds	13,508,136	—	—	13,508,136
Total Investments, at fair value	$16,257,756	$—	$—	$16,257,756

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$887,819	$150,185	$(1,055,746)	$17,742	$—	$13,560	$(127,271)	$—
Voya Global Bond Fund - Class R6	878,684	124,214	(183,677)	(6,020)	813,201	19,990	(3,793)	—
Voya High Yield Bond Fund - Class R6	1,068,112	1,373,539	(345,129)	(4,330)	2,092,192	40,738	(18,635)	—
Voya Intermediate Bond Fund - Class R6	1,702,438	1,421,358	(700,945)	22,534	2,445,385	36,129	36,885	—
Voya Large Cap Value Fund - Class R6	491,805	118,626	(598,057)	(12,374)	—	2,823	(77,656)	—
Voya Large-Cap Growth Fund - Class R6	583,158	70,950	(165,320)	32,082	520,870	—	4,437	—
Voya MidCap Opportunities Portfolio - Class I	176,358	31,534	(60,043)	10,089	157,938	236	(1,846)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	366,069	77,051	(351,308)	(11,677)	80,135	—	(47,951)	—
Voya Multi-Manager International Equity Fund - Class I	—	78,570	(49,158)	10,606	40,018	—	10,981	—
Voya Multi-Manager International Factors Fund - Class I	329,836	167,049	(399,831)	23,047	120,101	—	(58,833)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	177,335	60,798	(60,682)	(19,304)	158,147	—	(11,695)	—
Voya Short Term Bond Fund - Class R6	3,401,447	437,712	(1,228,215)	5,839	2,616,783	36,649	(18,261)	—
Voya Strategic Income Opportunities Fund - Class R6	1,316,230	210,963	(838,737)	(36,419)	652,037	20,682	(43,651)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	533,457	141,852	(151,921)	(49,002)	474,386	4,323	(9,920)	—
Voya U.S. Stock Index Portfolio - Class I	165,813	1,169,809	(866,860)	32,223	500,985	—	(163,241)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,477,599	338,741	(367,175)	99,583	1,548,748	—	28,247	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,775,291	198,550	(648,166)	(38,465)	1,287,210	—	25,163	—
	$15,331,451	$6,171,501	$(8,070,970)	$76,154	$13,508,136	$175,130	$(477,040)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $15,916,143.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$686,313
Gross Unrealized Depreciation	(344,700)
Net Unrealized Appreciation	$341,613
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
65,376	iShares 20+ Year Treasury Bond ETF	$10,717,088	3.5
175,812	Schwab U.S. TIPS ETF	10,552,236	3.5
59,315	Vanguard Value ETF	5,907,181	2.0
	Total Exchange-Traded Funds (Cost $26,269,354)	27,176,505	9.0
MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 89.9%
943,488	Voya Global Bond Fund - Class R6	8,982,002	3.0
1,983,703	Voya High Yield Bond Fund - Class R6	14,818,264	4.9
7,080,250	Voya Intermediate Bond Fund - Class R6	75,263,055	24.9
143,698	Voya Large-Cap Growth Fund - Class R6	7,387,526	2.4
505,144	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,930,386	2.0
557,280	Voya Multi-Manager International Equity Fund - Class I	5,918,312	1.9
2,056,007	Voya Multi-Manager International Factors Fund - Class I	17,743,340	5.9
3,043,777	Voya Short Term Bond Fund - Class R6	30,102,954	9.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,090,164	Voya Strategic Income Opportunities Fund - Class R6	$10,498,279	3.5
672,243	Voya U.S. High Dividend Low Volatility Fund - Class R6	7,455,176	2.5
898,317	Voya U.S. Stock Index Portfolio - Class I	14,777,322	4.9
3,273,558	VY® BrandywineGLOBAL - Bond Portfolio - Class I	37,514,978	12.4
1,006,909	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	29,643,390	9.8
66,572	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,889,604	1.9
	Total Mutual Funds (Cost $259,239,987)	271,924,588	89.9
	Total Investments in Securities (Cost $285,509,341)	$299,101,093	98.9
	Assets in Excess of Other Liabilities	3,200,834	1.1
	Net Assets	$302,301,927	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,176,505	$—	$—	$27,176,505
Mutual Funds	271,924,588	—	—	271,924,588
Total Investments, at fair value	$299,101,093	$—	$—	$299,101,093
Other Financial Instruments+
Futures	332,331	—	—	332,331
Total Assets	$299,433,424	$—	$—	$299,433,424
Liabilities Table
Other Financial Instruments+
Futures	$(109,336)	$—	$—	$(109,335)
Total Liabilities	$(109,336)	$—	$—	$(109,335)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	168	09/18/20	$12,075,840	$162,052
S&P 500® E-Mini	48	09/18/20	7,416,480	67,469
U.S. Treasury Ultra Long Bond	28	09/21/20	6,108,375	(49,871)
			$25,600,695	$179,650
Short Contracts:
Mini MSCI EAFE Index	(100)	09/18/20	(8,892,000)	102,810
Mini MSCI Emerging Markets Index	(90)	09/18/20	(4,435,650)	(18,398)
U.S. Treasury 10-Year Note	(87)	09/21/20	(12,107,953)	(41,066)
			$(25,435,603)	$43,346
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$9,985,490	$933,220	$(11,197,214)	$278,504	$—	$148,006	$(1,478,300)	$—
Voya Global Bond Fund - Class R6	9,887,192	446,838	(1,190,201)	(161,827)	8,982,002	216,674	50,101	—
Voya High Yield Bond Fund - Class R6	—	14,731,294	(542,831)	629,801	14,818,264	153,596	67,811	—
Voya Intermediate Bond Fund - Class R6	63,270,541	20,139,332	(9,745,346)	1,598,528	75,263,055	1,174,594	323,807	—
Voya Large Cap Value Fund - Class R6	10,055,500	1,669,827	(11,756,271)	30,944	—	53,875	(1,874,968)	—
Voya Large-Cap Growth Fund - Class R6	19,334,143	452,518	(12,154,250)	(244,885)	7,387,526	—	220,288	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,853,688	897,334	(1,486,585)	(334,051)	5,930,386	—	(208,999)	—
Voya Multi-Manager International Equity Fund - Class I	—	5,880,568	(613,733)	651,477	5,918,312	—	61,362	—
Voya Multi-Manager International Factors Fund - Class I	23,505,434	2,272,452	(6,433,840)	(1,600,706)	17,743,340	—	(1,135,739)	—
Voya Short Term Bond Fund - Class R6	45,816,462	1,612,134	(17,419,038)	93,396	30,102,954	454,433	(360,073)	—
Voya Strategic Income Opportunities Fund - Class R6	18,106,437	1,491,250	(8,467,179)	(632,229)	10,498,279	289,246	(671,600)	—
Voya U.S. Bond Index Portfolio - Class I	8,153,488	102,016	(7,785,332)	(470,172)	—	66,536	779,554	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	11,599,694	1,974,738	(4,940,806)	(1,178,450)	7,455,176	88,154	(206,630)	—
Voya U.S. Stock Index Portfolio - Class I	8,360,787	8,507,120	(2,499,198)	408,613	14,777,322	—	(12,602)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	34,252,124	6,608,418	(5,801,978)	2,456,414	37,514,978	—	390,793	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	33,282,338	646,149	(3,845,067)	(440,030)	29,643,390	—	327,896	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	—	5,888,878	(794,731)	795,457	5,889,604	—	81,674	—
	$302,463,318	$74,254,086	$(106,673,600)	$1,880,784	$271,924,588	$2,645,114	$(3,645,625)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$332,331
Total Asset Derivatives		$332,331
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$18,398
Interest rate contracts	Net Assets — Unrealized depreciation*	90,937
Total Liability Derivatives		$109,335

*Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(371,694)
Interest rate contracts	613,549
Total	$241,855

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$252,596
Interest rate contracts	54,593
Total	$307,189
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $290,664,146.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,000,001
Gross Unrealized Depreciation	(7,340,060)
Net Unrealized Appreciation	$8,659,941
See Accompanying Notes to Financial Statements
66

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	As of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.2%
128,362	Vanguard S&P 500 ETF	$36,381,642	6.9
442,118	Vanguard Value ETF	44,030,531	8.3
	Total Exchange-Traded Funds (Cost $82,563,985)	80,412,173	15.2
MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 83.3%
4,186,393	Voya High Yield Bond Fund - Class R6	31,272,355	5.9
2,493,153	Voya Intermediate Bond Fund - Class R6	26,502,214	5.0
303,420	Voya Large-Cap Growth Fund - Class R6	15,598,838	2.9
2,215,308	Voya Multi-Manager Emerging Markets Equity Fund - Class I	26,007,711	4.9
3,915,422	Voya Multi-Manager International Equity Fund - Class I	41,581,777	7.9
3,011,643	Voya Multi-Manager International Factors Fund - Class I	25,990,477	4.9
2,644,887	Voya Multi-Manager Mid Cap Value Fund - Class I	20,894,605	3.9
1,095,280	Voya Strategic Income Opportunities Fund - Class R6	10,547,543	2.0
4,761,810	Voya U.S. Stock Index Portfolio - Class I	78,331,782	14.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
921,118	VY® BrandywineGLOBAL - Bond Portfolio - Class I	$10,556,013	2.0
1,503,665	VY® Columbia Contrarian Core Portfolio - Class I	26,118,667	4.9
1,321,420	VY® Invesco Comstock Portfolio - Class I	18,129,883	3.4
1,129,978	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	15,785,796	3.0
1,771,666	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	52,157,856	9.9
1,641,410	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	20,993,638	4.0
234,422	VY® T. Rowe Price Growth Equity Portfolio - Class I	20,739,328	3.9
	Total Mutual Funds (Cost $441,443,962)	441,208,483	83.3
	Total Investments in Securities (Cost $524,007,947)	$521,620,656	98.5
	Assets in Excess of Other Liabilities	7,862,312	1.5
	Net Assets	$529,482,968	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$80,412,173	$—	$—	$80,412,173
Mutual Funds	441,208,483	—	—	441,208,483
Total Investments, at fair value	$521,620,656	$—	$—	$521,620,656
Other Financial Instruments+
Futures	606,575	—	—	606,575
Total Assets	$522,227,231	$—	$—	$522,227,231

See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	As of June 30, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Liabilities Table
Other Financial Instruments+
Futures	$(187,804)	$—	$—	$(187,804)
Total Liabilities	$(187,804)	$—	$—	$(187,804)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	368	09/18/20	$26,451,840	$354,972
S&P 500® E-Mini	51	09/18/20	7,880,010	71,686
U.S. Treasury Ultra Long Bond	49	09/21/20	10,689,656	(82,711)
			$45,021,506	$343,947
Short Contracts:
Mini MSCI EAFE Index	(175)	09/18/20	(15,561,000)	179,917
Mini MSCI Emerging Markets Index	(157)	09/18/20	(7,737,745)	(32,094)
U.S. Treasury 10-Year Note	(152)	09/21/20	(21,154,125)	(72,999)
			$(44,452,870)	$74,824
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$18,021,036	$851,024	$(19,428,253)	$556,193	$—	$261,949	$(2,708,085)	$—
Voya High Yield Bond Fund - Class R6	12,042,691	21,298,262	(2,316,391)	247,793	31,272,355	517,683	(119,521)	—
Voya Index Plus LargeCap Portfolio - Class I	12,100,319	224,875	(11,787,682)	(537,512)	—	—	(990,748)	—
Voya Intermediate Bond Fund - Class R6	23,553,547	7,611,963	(5,060,890)	397,594	26,502,214	422,767	269,241	—
Voya Large-Cap Growth Fund - Class R6	17,775,297	534,617	(3,670,071)	958,995	15,598,838	—	(108,019)	—
Voya MidCap Opportunities Portfolio - Class I	11,936,430	31,060	(11,271,472)	(696,018)	—	13,902	(169,843)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,933,893	1,724,154	(4,588,184)	(2,062,152)	26,007,711	—	(646,196)	—
Voya Multi-Manager International Equity Fund - Class I	48,736,696	3,646,992	(6,242,065)	(4,559,846)	41,581,777	—	(581,930)	—
Voya Multi-Manager International Factors Fund - Class I	24,028,432	6,734,504	(3,058,920)	(1,713,539)	25,990,477	—	(441,364)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	24,004,043	3,068,225	(2,214,401)	(3,963,262)	20,894,605	—	(439,983)	—
Voya Short Term Bond Fund - Class R6	11,813,640	77,482	(11,784,130)	(106,992)	—	73,909	(230,373)	—
Voya Small Company Portfolio - Class I	18,055,454	2,173,784	(21,390,403)	1,161,165	—	—	(5,284,110)	—
Voya Strategic Income Opportunities Fund - Class R6	11,880,857	1,022,336	(1,692,795)	(662,855)	10,547,543	211,890	(41,628)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,881,515	1,308,425	(26,479,266)	(1,710,674)	—	190,853	(2,634,217)	—
Voya U.S. Stock Index Portfolio - Class I	45,886,836	37,589,425	(6,324,985)	1,180,506	78,331,782	(1)	20,839	—
VY Columbia Contrarian Core Portfolio - Class I	—	25,290,804	(1,035,339)	1,863,202	26,118,667	—	40,735	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	—	10,416,189	(205,166)	344,990	10,556,013	—	2,307	—
See Accompanying Notes to Financial Statements
68

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	As of June 30, 2020 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Invesco Comstock Portfolio - Class I	44,819,852	8,290,940	(36,365,902)	1,384,993	18,129,883	1	(11,707,709)	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	18,013,220	1,986,458	(2,875,370)	(1,338,512)	15,785,796	—	(919,588)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,070,238	1,441,047	(8,449,066)	(904,363)	52,157,856	—	350,762	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	11,995,755	9,690,290	(2,283,525)	1,591,118	20,993,638	—	(97,743)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,239,232	75,870	(27,230,913)	5,655,139	20,739,328	—	(4,860,130)	—
	$514,788,983	$145,088,726	$(215,755,189)	$(2,914,037)	$441,208,483	$1,692,953	$(31,297,303)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$606,575
Total Asset Derivatives		$606,575
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$32,094
Interest rate contracts	Net Assets — Unrealized depreciation*	155,710
Total Liability Derivatives		$187,804

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,937,651)
Interest rate contracts	1,011,882
Total	$(925,769)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$823,083
Interest rate contracts	114,160
Total	$937,243
See Accompanying Notes to Financial Statements
69

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	As of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $533,911,478.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,524,166
Gross Unrealized Depreciation	(28,396,217)
Net Unrealized Depreciation	$(11,872,051)
See Accompanying Notes to Financial Statements
70

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.3%
9,250	iShares 20+ Year Treasury Bond ETF	$1,516,352	4.1
21,952	iShares Core S&P Small-Cap ETF	1,499,102	4.0
2,792	iShares iBoxx Investment Grade Corporate Bond Fund	375,524	1.0
12,438	Schwab U.S. TIPS ETF	746,529	2.0
647	Vanguard S&P 500 ETF	183,379	0.5
21,113	Vanguard Value ETF	2,102,644	5.7
	Total Exchange-Traded Funds (Cost $6,141,742)	6,423,530	17.3
MUTUAL FUNDS: 82.7%
	Affiliated Investment Companies: 82.7%
156,353	Voya Global Bond Fund - Class R6	1,488,476	4.0
641,065	Voya High Yield Bond Fund - Class R6	4,788,753	12.9
457,927	Voya Intermediate Bond Fund - Class R6	4,867,766	13.1
23,217	Voya Large-Cap Growth Fund - Class R6	1,193,585	3.2
25,391	Voya MidCap Opportunities Portfolio - Class I	368,428	1.0
46,904	Voya Multi-Manager Emerging Markets Equity Fund - Class I	550,651	1.5
43,158	Voya Multi-Manager International Equity Fund - Class I	458,334	1.3
116,925	Voya Multi-Manager International Factors Fund - Class I	1,009,065	2.7
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
46,682	Voya Multi-Manager Mid Cap Value Fund - Class I	$368,787	1.0
151,321	Voya Short Term Bond Fund - Class R6	1,496,567	4.0
77,467	Voya Strategic Income Opportunities Fund - Class R6	746,012	2.0
176,040	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,952,281	5.3
201,953	Voya U.S. Stock Index Portfolio - Class I	3,322,122	9.0
292,957	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,357,285	9.1
125,167	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,684,908	9.9
11,374	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,006,282	2.7
	Total Mutual Funds (Cost $29,648,379)	30,659,302	82.7
	Total Investments in Securities (Cost $35,790,121)	$37,082,832	100.0
	Assets in Excess of Other Liabilities	16,600	0.0
	Net Assets	$37,099,432	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,423,530	$—	$—	$6,423,530
Mutual Funds	30,659,302	—	—	30,659,302
Total Investments, at fair value	$37,082,832	$—	$—	$37,082,832

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
71

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,928,865	$226,171	$(2,200,793)	$45,757	$—	$29,460	$(290,375)	$—
Voya Global Bond Fund - Class R6	1,527,865	140,056	(164,736)	(14,709)	1,488,476	34,737	(4,921)	—
Voya High Yield Bond Fund - Class R6	2,320,172	2,792,440	(278,692)	(45,167)	4,788,753	88,348	(18,374)	—
Voya Intermediate Bond Fund - Class R6	3,365,647	2,018,752	(604,353)	87,720	4,867,766	67,894	26,925	—
Voya Large Cap Value Fund - Class R6	2,427,965	441,857	(2,846,605)	(23,217)	—	13,393	(446,332)	—
Voya Large-Cap Growth Fund - Class R6	1,266,572	81,831	(226,695)	71,877	1,193,585	—	(4,198)	—
Voya MidCap Opportunities Portfolio - Class I	383,303	37,677	(72,866)	20,314	368,428	493	(6,004)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,191,619	187,969	(749,004)	(79,933)	550,651	—	(87,901)	—
Voya Multi-Manager International Equity Fund - Class I	580,404	252,033	(390,200)	16,097	458,334	—	(52,148)	—
Voya Multi-Manager International Factors Fund - Class I	1,156,668	335,140	(475,101)	(7,642)	1,009,065	—	(92,353)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	385,348	102,072	(71,702)	(46,931)	368,787	—	(24,955)	—
Voya Short Term Bond Fund - Class R6	2,655,158	208,187	(1,352,566)	(14,212)	1,496,567	25,407	(16,566)	—
Voya Small Company Portfolio - Class I	769,739	198,314	(990,473)	22,420	—	—	(204,630)	—
Voya Strategic Income Opportunities Fund - Class R6	2,288,951	234,059	(1,726,879)	(50,119)	746,012	32,652	(99,356)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,409,256	469,708	(679,638)	(247,045)	1,952,281	18,793	(54,808)	—
Voya U.S. Stock Index Portfolio - Class I	1,170,489	3,624,232	(1,523,289)	50,690	3,322,122	—	(260,395)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,024,727	622,798	(519,893)	229,653	3,357,285	—	23,762	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,857,498	229,065	(357,635)	(44,020)	3,684,908	—	20,978	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,065,572	70,699	(240,514)	110,525	1,006,282	—	(32,595)	—
	$33,775,818	$12,273,060	$(15,471,634)	$82,058	$30,659,302	$311,177	$(1,624,246)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $36,541,496.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,485,825
Gross Unrealized Depreciation	(944,489)
Net Unrealized Appreciation	$541,336
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.9%
10,189	iShares 20+ Year Treasury Bond ETF	$1,670,283	5.9
17,584	iShares Core S&P Small-Cap ETF	1,200,811	4.2
17,436	Schwab U.S. TIPS ETF	1,046,509	3.7
5,883	Vanguard Value ETF	585,888	2.1
	Total Exchange-Traded Funds (Cost $4,319,105)	4,503,491	15.9
MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
93,899	Voya Global Bond Fund - Class R6	893,920	3.2
197,433	Voya High Yield Bond Fund - Class R6	1,474,825	5.2
676,839	Voya Intermediate Bond Fund - Class R6	7,194,795	25.4
14,303	Voya Large-Cap Growth Fund - Class R6	735,295	2.6
12,511	Voya Multi-Manager Emerging Markets Equity Fund - Class I	146,882	0.5
34,554	Voya Multi-Manager International Equity Fund - Class I	366,962	1.3
127,619	Voya Multi-Manager International Factors Fund - Class I	1,101,351	3.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
302,919	Voya Short Term Bond Fund - Class R6	$2,995,869	10.6
46,537	Voya Strategic Income Opportunities Fund - Class R6	448,151	1.6
67,144	Voya U.S. High Dividend Low Volatility Fund - Class R6	744,631	2.6
134,736	Voya U.S. Stock Index Portfolio - Class I	2,216,414	7.8
299,719	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,434,784	12.1
100,199	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,949,864	10.4
6,619	VY® T. Rowe Price Growth Equity Portfolio - Class I	585,612	2.1
	Total Mutual Funds (Cost $24,135,540)	25,289,355	89.3
	Total Investments in Securities (Cost $28,454,645)	$29,792,846	105.2
	Liabilities in Excess of Other Assets	(1,464,458)	(5.2)
	Net Assets	$28,328,388	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,503,491	$—	$—	$4,503,491
Mutual Funds	25,289,355	—	—	25,289,355
Total Investments, at fair value	$29,792,846	$—	$—	$29,792,846

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,094,618	$163,665	$(1,281,195)	$22,912	$—	$16,008	$(156,831)	$—
Voya Global Bond Fund - Class R6	1,083,908	119,198	(307,674)	(1,512)	893,920	22,997	(16,117)	—
Voya High Yield Bond Fund - Class R6	—	1,528,178	(112,125)	58,772	1,474,825	15,533	13,423	—
Voya Intermediate Bond Fund - Class R6	5,808,197	3,729,363	(2,415,622)	72,857	7,194,795	110,664	96,941	—
Voya Large Cap Value Fund - Class R6	1,378,022	287,993	(1,656,238)	(9,777)	—	6,790	(238,408)	—
Voya Large-Cap Growth Fund - Class R6	2,027,525	243,157	(1,466,586)	(68,801)	735,295	—	51,938	—
Voya MidCap Opportunities Portfolio - Class I	181,286	15,134	(196,774)	354	—	112	(5,646)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	939,361	145,679	(893,826)	(44,332)	146,882	—	(108,367)	—
Voya Multi-Manager International Equity Fund - Class I	—	377,011	(67,360)	57,311	366,962	—	18,564	—
Voya Multi-Manager International Factors Fund - Class I	2,203,106	459,855	(1,484,735)	(76,875)	1,101,351	—	(152,075)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	182,277	26,341	(209,515)	897	—	—	(26,107)	—
Voya Short Term Bond Fund - Class R6	4,305,531	845,534	(2,132,447)	(22,749)	2,995,869	45,275	(9,912)	—
Voya Strategic Income Opportunities Fund - Class R6	1,895,616	239,148	(1,663,400)	(23,213)	448,151	24,981	(93,577)	—
Voya U.S. Bond Index Portfolio - Class I	804,508	59,604	(868,770)	4,658	—	6,502	24,857	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,461,438	365,326	(955,282)	(126,851)	744,631	10,221	(52,844)	—
Voya U.S. Stock Index Portfolio - Class I	1,014,607	3,427,442	(2,327,396)	101,761	2,216,414	—	(322,566)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,129,497	1,204,985	(1,069,563)	169,865	3,434,784	—	90,949	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,648,884	374,816	(1,041,123)	(32,713)	2,949,864	—	(12,083)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	641,471	414,190	(598,450)	128,401	585,612	—	(46,197)	—
	$31,799,852	$14,026,618	$(20,748,080)	$210,965	$25,289,355	$259,083	$(944,058)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $28,922,990.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,367,406
Gross Unrealized Depreciation	(497,550)
Net Unrealized Appreciation	$869,856
See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.4%
187,632	iShares 20+ Year Treasury Bond ETF	$30,758,514	4.1
84,944	iShares iBoxx Investment Grade Corporate Bond Fund	11,424,968	1.5
131,285	Vanguard S&P 500 ETF	37,210,107	4.9
223,435	Vanguard Value ETF	22,251,892	2.9
	Total Exchange-Traded Funds (Cost $98,624,822)	101,645,481	13.4
MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
2,373,945	Voya Global Bond Fund - Class R6	22,599,958	3.0
3,993,306	Voya High Yield Bond Fund - Class R6	29,829,999	3.9
11,403,437	Voya Intermediate Bond Fund - Class R6	121,218,535	16.0
578,634	Voya Large-Cap Growth Fund - Class R6	29,747,573	3.9
2,219,379	Voya Multi-Manager Emerging Markets Equity Fund - Class I	26,055,507	3.4
4,200,364	Voya Multi-Manager International Equity Fund - Class I	44,607,863	5.9
7,756,127	Voya Multi-Manager International Factors Fund - Class I	66,935,377	8.8
1,181,614	Voya Multi-Manager Mid Cap Value Fund - Class I	9,334,750	1.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,175,505	Voya Strategic Income Opportunities Fund - Class R6	$11,320,116	1.5
2,711,866	Voya U.S. High Dividend Low Volatility Fund - Class R6	30,074,589	4.0
5,445,020	Voya U.S. Stock Index Portfolio - Class I	89,570,572	11.8
5,271,716	VY® BrandywineGLOBAL - Bond Portfolio - Class I	60,413,861	8.0
2,534,338	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	74,610,918	9.8
733,178	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	9,377,350	1.2
251,363	VY® T. Rowe Price Growth Equity Portfolio - Class I	22,238,095	2.9
	Total Mutual Funds (Cost $628,375,084)	647,935,063	85.3
	Total Investments in Securities (Cost $726,999,906)	$749,580,544	98.7
	Assets in Excess of Other Liabilities	9,669,645	1.3
	Net Assets	$759,250,189	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$101,645,481	$—	$—	$101,645,481
Mutual Funds	647,935,063	—	—	647,935,063
Total Investments, at fair value	$749,580,544	$—	$—	$749,580,544
Other Financial Instruments+
Futures	766,694	—	—	766,694
Total Assets	$750,347,238	$—	$—	$750,347,238

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Liabilities Table
Other Financial Instruments+
Futures	$(142,067)	$—	$—	$(142,067)
Total Liabilities	$(142,067)	$—	$—	$(142,067)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	422	09/18/20	$30,333,360	$407,060
S&P 500® E-Mini	73	09/18/20	11,279,230	102,609
U.S. Treasury Ultra Long Bond	18	09/21/20	3,926,813	(29,887)
			$45,539,403	$479,782
Short Contracts:
Mini MSCI EAFE Index	(250)	09/18/20	(22,230,000)	257,025
Mini MSCI Emerging Markets Index	(225)	09/18/20	(11,089,125)	(45,995)
U.S. Treasury 10-Year Note	(82)	09/21/20	(11,412,094)	(66,185)
			$(44,731,219)	$144,845
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$24,961,467	$1,837,439	$(26,656,575)	$(142,331)	$—	$368,612	$(3,736,416)	$—
Voya Global Bond Fund - Class R6	24,717,402	1,647,788	(4,472,371)	707,139	22,599,958	536,855	10,475	—
Voya High Yield Bond Fund - Class R6	—	29,320,883	(822,232)	1,331,348	29,829,999	304,447	91,376	—
Voya Intermediate Bond Fund - Class R6	87,587,859	47,751,182	(16,605,294)	2,484,788	121,218,535	1,709,242	513,451	—
Voya Large Cap Value Fund - Class R6	39,800,180	5,059,044	(45,393,552)	534,328	—	207,484	(8,358,202)	—
Voya Large-Cap Growth Fund - Class R6	44,127,237	591,751	(16,578,264)	1,606,849	29,747,573	—	(343,158)	—
Voya MidCap Opportunities Portfolio - Class I	10,334,739	271,940	(10,026,818)	(579,861)	—	12,564	(167,186)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,986,325	3,121,330	(5,338,971)	(1,713,177)	26,055,507	—	(782,934)	—
Voya Multi-Manager International Equity Fund - Class I	33,875,015	18,060,201	(5,549,073)	(1,778,280)	44,607,863	—	34,207	—
Voya Multi-Manager International Factors Fund - Class I	83,768,632	6,667,971	(15,213,511)	(8,287,715)	66,935,377	—	(1,396,551)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	10,390,458	1,958,722	(1,648,042)	(1,366,388)	9,334,750	—	(517,688)	—
Voya Short Term Bond Fund - Class R6	26,592,442	374,077	(26,848,080)	(118,439)	—	177,630	(556,578)	—
Voya Small Company Portfolio - Class I	16,687,907	3,144,801	(21,127,982)	1,295,274	—	—	(5,123,360)	—
Voya Strategic Income Opportunities Fund - Class R6	32,916,523	2,343,815	(23,185,479)	(754,743)	11,320,116	465,277	(1,943,153)	—
Voya U.S. Bond Index Portfolio - Class I	16,308,033	266,839	(15,671,670)	(903,202)	—	132,880	1,518,853	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	41,617,611	5,454,848	(12,527,886)	(4,469,984)	30,074,589	306,463	(579,217)	—
See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio - Class I	88,356,621	14,942,846	(11,225,157)	(2,503,738)	89,570,572	—	222,442	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	48,938,331	17,367,884	(9,692,640)	3,800,286	60,413,861	—	370,998	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	83,204,754	1,804,318	(10,051,454)	(346,700)	74,610,918	—	(225,737)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	—	9,031,886	(802,041)	1,147,505	9,377,350	—	83,476	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	41,790,517	534,324	(25,790,805)	5,704,059	22,238,095	—	(4,814,689)	—
	$785,962,053	$171,553,889	$(305,227,897)	$(4,352,982)	$647,935,063	$4,221,454	$(25,699,591)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$766,694
Total Asset Derivatives		$766,694
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$45,995
Interest rate contracts	Net Assets — Unrealized depreciation*	96,072
Total Liability Derivatives		$142,067

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(858,102)
Interest rate contracts	1,734,559
Total	$876,456

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$569,432
Interest rate contracts	269,856
Total	$839,288
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $741,260,730.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,195,769
Gross Unrealized Depreciation	(24,251,328)
Net Unrealized Appreciation	$8,944,441
See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.0%
12,107	iShares 20+ Year Treasury Bond ETF	$1,984,700	4.5
31,923	iShares Core S&P Small-Cap ETF	2,180,022	5.0
4,872	iShares iBoxx Investment Grade Corporate Bond Fund	655,284	1.5
4,518	Vanguard S&P 500 ETF	1,280,537	2.9
18,155	Vanguard Value ETF	1,808,056	4.1
	Total Exchange-Traded Funds (Cost $7,673,814)	7,908,599	18.0
MUTUAL FUNDS: 80.0%
	Affiliated Investment Companies: 80.0%
229,645	Voya High Yield Bond Fund - Class R6	1,715,452	3.9
410,189	Voya Intermediate Bond Fund - Class R6	4,360,304	9.9
24,964	Voya Large-Cap Growth Fund - Class R6	1,283,403	2.9
127,448	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,496,243	3.4
321,734	Voya Multi-Manager International Equity Fund - Class I	3,416,816	7.8
445,699	Voya Multi-Manager International Factors Fund - Class I	3,846,379	8.7
81,569	Voya Multi-Manager Mid Cap Value Fund - Class I	644,398	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
45,110	Voya Strategic Income Opportunities Fund - Class R6	$434,408	1.0
78,278	Voya U.S. High Dividend Low Volatility Fund - Class R6	868,104	2.0
431,483	Voya U.S. Stock Index Portfolio - Class I	7,097,896	16.1
227,360	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,605,549	5.9
61,860	VY® Columbia Contrarian Core Portfolio - Class I	1,074,515	2.4
145,766	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,291,348	9.8
50,603	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	647,207	1.5
15,657	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,385,215	3.2
	Total Mutual Funds
	(Cost $34,359,190)	35,167,237	80.0
	Total Investments in Securities (Cost $42,033,004)	$43,075,836	98.0
	Assets in Excess of Other Liabilities	884,039	2.0
	Net Assets	$43,959,875	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,908,599	$—	$—	$7,908,599
Mutual Funds	35,167,237	—	—	35,167,237
Total Investments, at fair value	$43,075,836	$—	$—	$43,075,836

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$929,995	$152,301	$(1,098,839)	$16,543	$—	$13,732	$(129,155)	$—
Voya High Yield Bond Fund - Class R6	—	1,703,853	(63,791)	75,390	1,715,452	17,892	8,110	—
Voya Intermediate Bond Fund - Class R6	2,881,817	2,669,768	(1,270,653)	79,372	4,360,304	57,619	38,759	—
Voya Large Cap Value Fund - Class R6	1,639,022	346,957	(1,977,867)	(8,112)	—	8,611	(321,272)	—
Voya Large-Cap Growth Fund - Class R6	2,280,088	344,917	(1,309,238)	(32,364)	1,283,403	—	70,705	—
Voya MidCap Opportunities Portfolio - Class I	693,451	81,013	(767,220)	(7,244)	—	849	(43,027)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,393,375	461,828	(1,176,266)	(182,694)	1,496,243	—	(86,842)	—
Voya Multi-Manager International Equity Fund - Class I	3,335,450	1,096,477	(904,370)	(110,741)	3,416,816	—	(128,151)	—
Voya Multi-Manager International Factors Fund - Class I	4,237,304	923,008	(1,124,630)	(189,303)	3,846,379	—	(214,743)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	697,070	198,509	(181,479)	(69,702)	644,398	—	(55,070)	—
Voya Short Term Bond Fund - Class R6	915,207	88,968	(997,613)	(6,562)	—	5,773	(20,427)	—
Voya Small Company Portfolio - Class I	958,812	264,115	(1,245,037)	22,110	—	—	(237,544)	—
Voya Strategic Income Opportunities Fund - Class R6	1,381,068	228,095	(1,148,593)	(26,162)	434,408	18,863	(28,043)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,491,082	523,177	(1,031,287)	(114,868)	868,104	10,400	(66,198)	—
Voya U.S. Stock Index Portfolio - Class I	5,173,167	5,359,230	(3,389,568)	(44,933)	7,097,896	—	(348,610)	—
VY Columbia Contrarian Core Portfolio - Class I	—	1,051,901	(53,313)	75,927	1,074,515	—	3,608	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,737,344	457,812	(741,396)	151,789	2,605,549	—	58,556	—
VY® Invesco Comstock Portfolio - Class I	1,412,357	356,989	(1,903,925)	134,579	—	—	(495,526)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,651,089	630,098	(937,457)	(52,382)	4,291,348	—	27,950	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	—	626,142	(57,553)	78,618	647,207	—	6,437	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,338,590	264,589	(1,479,571)	261,607	1,385,215	—	(193,501)	—
	$40,146,288	$17,829,747	$(22,859,666)	$50,868	$35,167,237	$133,739	$(2,153,984)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $42,756,865.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,540,246
Gross Unrealized Depreciation	(1,221,275)
Net Unrealized Appreciation	$318,971
See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.9%
196,650	iShares 20+ Year Treasury Bond ETF	$32,236,835	4.1
89,027	iShares iBoxx Investment Grade Corporate Bond Fund	11,974,131	1.5
137,596	Vanguard S&P 500 ETF	38,998,834	4.9
429,320	Vanguard Value ETF	42,755,979	5.4
	Total Exchange-Traded Funds (Cost $125,326,706)	125,965,779	15.9
MUTUAL FUNDS: 82.9%
	Affiliated Investment Companies: 82.9%
4,196,178	Voya High Yield Bond Fund - Class R6	31,345,451	3.9
5,246,559	Voya Intermediate Bond Fund - Class R6	55,770,920	7.0
418,233	Voya Large-Cap Growth Fund - Class R6	21,501,372	2.7
3,994,426	Voya Multi-Manager Emerging Markets Equity Fund - Class I	46,894,555	5.9
8,826,113	Voya Multi-Manager International Equity Fund - Class I	93,733,324	11.8
8,148,356	Voya Multi-Manager International Factors Fund - Class I	70,320,310	8.8
1,987,579	Voya Multi-Manager Mid Cap Value Fund - Class I	15,701,873	2.0
411,715	Voya Strategic Income Opportunities Fund - Class R6	3,964,819	0.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,430,259	Voya U.S. High Dividend Low Volatility Fund - Class R6	$15,861,576	2.0
7,169,609	Voya U.S. Stock Index Portfolio - Class I	117,940,073	14.8
1,384,873	VY® Brandywine GLOBAL - Bond Portfolio - Class I	15,870,650	2.0
2,261,005	VY® Columbia Contrarian Core Portfolio - Class I	39,273,660	4.9
2,663,885	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	78,424,761	9.9
1,233,868	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	15,781,173	2.0
418,475	VY® T. Rowe Price Growth Equity Portfolio - Class I	37,022,496	4.7
	Total Mutual Funds (Cost $647,596,844)	659,407,013	82.9
	Total Investments in Securities (Cost $772,923,550)	$785,372,792	98.8
	Assets in Excess of Other Liabilities	9,693,667	1.2
	Net Assets	$795,066,459	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$125,965,779	$—	$—	$125,965,779
Mutual Funds	659,407,013	—	—	659,407,013
Total Investments, at fair value	$785,372,792	$—	$—	$785,372,792
Other Financial Instruments+
Futures	748,479	—	—	748,479
Total Assets	$786,121,271	$—	$—	$786,121,271

See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Liabilities Table
Other Financial Instruments+
Futures	$(163,499)	$—	$—	$(163,499)
Total Liabilities	$(163,499)	$—	$—	$(163,499)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	553	09/18/20	$39,749,640	$533,422
S&P 500® E-Mini	25	09/18/20	3,862,750	35,140
U.S. Treasury Ultra Long Bond	18	09/21/20	3,926,812	(29,887)
			$47,539,202	$538,675
Short Contracts:
Mini MSCI EAFE Index	(175)	09/18/20	(15,561,000)	179,917
Mini MSCI Emerging Markets Index	(236)	09/18/20	(11,631,260)	(48,243)
U.S. Treasury 10-Year Note	(143)	09/21/20	(19,901,578)	(85,369)
			$(47,093,838)	$46,305
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$17,297,721	$1,074,737	$(18,877,732)	$505,274	$—	$254,154	$(2,597,823)	$—
Voya High Yield Bond Fund - Class R6	—	30,554,380	(632,277)	1,423,348	31,345,451	322,402	69,102	—
Voya Index Plus LargeCap Portfolio - Class I	17,422,011	588,384	(17,063,198)	(947,197)	—	—	(1,247,837)	—
Voya Intermediate Bond Fund - Class R6	50,880,831	13,512,088	(9,426,483)	804,484	55,770,920	895,995	555,745	—
Voya Large Cap Value Fund - Class R6	26,129,609	2,570,136	(28,617,924)	(81,821)	—	133,534	(5,181,122)	—
Voya Large-Cap Growth Fund - Class R6	37,132,522	831,681	(17,552,640)	1,089,809	21,501,372	—	(358,865)	—
Voya MidCap Opportunities Portfolio - Class I	17,188,895	228,190	(16,263,583)	(1,153,502)	—	20,482	(84,627)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	53,439,166	4,425,841	(5,054,229)	(5,916,223)	46,894,555	—	1,449,466	—
Voya Multi-Manager International Equity Fund - Class I	87,993,594	23,386,868	(11,395,226)	(6,251,912)	93,733,324	—	(965,714)	—
Voya Multi-Manager International Factors Fund - Class I	87,060,990	4,987,737	(12,988,399)	(8,740,018)	70,320,310	—	(1,291,620)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	17,281,667	2,756,357	(1,583,087)	(2,753,064)	15,701,873	—	(368,031)	—
Voya Short Term Bond Fund - Class R6	17,011,832	242,653	(17,103,841)	(150,644)	—	107,094	(337,948)	—
Voya Small Company Portfolio - Class I	17,383,499	2,769,210	(21,908,269)	1,755,560	—	(6)	(5,708,227)	—
Voya Strategic Income Opportunities Fund - Class R6	17,107,313	1,093,486	(13,944,075)	(291,905)	3,964,819	226,341	(1,169,502)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,045,286	3,658,185	(11,615,058)	(2,226,837)	15,861,576	187,499	(1,005,299)	—
Voya U.S. Stock Index Portfolio - Class I	100,593,983	27,969,530	(9,535,997)	(1,087,443)	117,940,073	—	(572,216)	—
VY Columbia Contrarian Core Portfolio - Class I	—	37,740,612	(1,259,497)	2,792,545	39,273,660	—	52,263	—
See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® BrandywineGLOBAL - Bond Portfolio - Class I	—	15,547,014	(196,137)	519,773	15,870,650	—	3,200	—
VY® Invesco Comstock Portfolio - Class I	43,781,711	6,165,336	(54,462,106)	4,515,059	—	—	(15,950,632)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	86,491,854	3,244,840	(10,293,344)	(1,018,589)	78,424,761	—	398,096	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	—	14,880,458	(1,028,785)	1,929,500	15,781,173	—	77,873
VY® T. Rowe Price Growth Equity Portfolio - Class I	60,821,081	991,938	(33,123,888)	8,333,365	37,022,496	—	(6,197,412)	—
	$781,063,565	$199,219,661	$(313,925,775)	$(6,950,438)	$659,407,013	$2,147,495	$(40,431,130)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$748,479
Total Asset Derivatives		$748,479
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$48,243
Interest rate contracts	Net Assets — Unrealized depreciation*	115,256
Total Liability Derivatives		$163,499

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(934,292)
Interest rate contracts	1,780,432
Total	$846,140

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$721,186
Interest rate contracts	264,800
Total	$985,986
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $785,917,222.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,648,508
Gross Unrealized Depreciation	(27,607,958)
Net Unrealized Appreciation	$40,550
See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.0%
4,118	iShares 20+ Year Treasury Bond ETF	$675,064	2.1
24,431	iShares Core S&P Small-Cap ETF	1,668,393	5.1
7,491	Vanguard S&P 500 ETF	2,123,174	6.4
17,980	Vanguard Value ETF	1,790,628	5.4
	Total Exchange-Traded Funds
	(Cost $6,098,246)	6,257,259	19.0
MUTUAL FUNDS: 80.5%
	Affiliated Investment Companies: 80.5%
131,915	Voya High Yield Bond Fund - Class R6	985,404	3.0
55,069	Voya Intermediate Bond Fund - Class R6	585,380	1.8
15,937	Voya Large-Cap Growth Fund - Class R6	819,305	2.5
139,503	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,637,769	4.9
392,938	Voya Multi-Manager International Equity Fund - Class I	4,173,006	12.6
313,067	Voya Multi-Manager International Factors Fund - Class I	2,701,765	8.2
83,415	Voya Multi-Manager Mid Cap Value Fund - Class I	658,979	2.0
415,844	Voya U.S. Stock Index Portfolio - Class I	6,840,630	20.7
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
29,025	VY® BrandywineGLOBAL - Bond Portfolio - Class I	$332,623	1.0
104,297	VY® Columbia Contrarian Core Portfolio - Class I	1,811,643	5.5
59,751	VY® Invesco Comstock Portfolio - Class I	819,781	2.5
89,345	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,630,327	7.9
51,739	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	661,748	2.0
22,155	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,960,077	5.9
	Total Mutual Funds
	(Cost $26,281,849)	26,618,437	80.5
	Total Investments in Securities (Cost $32,380,095)	$32,875,696	99.5
	Assets in Excess of Other Liabilities	180,087	0.5
	Net Assets	$33,055,783	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,257,259	$—	$—	$6,257,259
Mutual Funds	26,618,437	—	—	26,618,437
Total Investments, at fair value	$32,875,696	$—	$—	$32,875,696

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$—	$969,648	$(34,072)	$49,828	$985,404	$10,854	$4,022	$—
Voya Index Plus LargeCap Portfolio - Class I	713,512	83,148	(746,569)	(50,091)	—	—	(42,555)	—
Voya Intermediate Bond Fund - Class R6	1,419,991	934,174	(1,765,747)	(3,038)	585,380	20,331	25,077	—
Voya International Index Portfolio - Class I	—	—	—	—	—	—	1	—
Voya Large-Cap Growth Fund - Class R6	1,469,708	259,781	(871,645)	(38,539)	819,305	—	56,007	—
Voya MidCap Opportunities Portfolio - Class I	704,108	71,830	(765,484)	(10,454)	—	835	(42,891)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,370,621	430,624	(981,222)	(182,254)	1,637,769	—	(79,328)	—
Voya Multi-Manager International Equity Fund - Class I	4,257,461	1,168,948	(1,025,359)	(228,044)	4,173,006	—	(150,013)	—
Voya Multi-Manager International Factors Fund - Class I	2,964,668	626,467	(744,516)	(144,854)	2,701,765	—	(150,669)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	707,881	203,068	(178,664)	(73,306)	658,979	—	(56,668)	—
Voya Short Term Bond Fund - Class R6	696,985	68,793	(760,727)	(5,051)	—	4,414	(15,458)	—
Voya Small Company Portfolio - Class I	1,090,823	264,182	(1,399,152)	44,147	—	—	(295,068)	—
Voya Strategic Income Opportunities Fund - Class R6	351,109	27,810	(377,328)	(1,591)	—	2,254	948	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,116,466	266,514	(1,330,810)	(52,170)	—	7,647	(128,873)	—
Voya U.S. Stock Index Portfolio - Class I	4,299,237	4,924,865	(2,374,931)	(8,541)	6,840,630	1	(270,883)	—
VY Columbia Contrarian Core Portfolio - Class I	—	1,737,415	(56,744)	130,971	1,811,642	—	3,529	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	—	332,892	(10,803)	10,534	332,623	—	155	—
VY® Invesco Comstock Portfolio - Class I	2,280,494	666,324	(2,320,408)	193,372	819,782	—	(732,042)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,542,478	535,648	(1,363,345)	(84,454)	2,630,327	—	22,509	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	—	638,244	(55,127)	78,631	661,748	—	5,721	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,669,461	335,946	(1,395,897)	350,567	1,960,077	—	(233,646)	—
	$30,655,003	$14,546,321	$(18,558,550)	$(24,337)	$26,618,437	$46,336	$(2,080,125)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $32,810,910.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,039,726
Gross Unrealized Depreciation	(974,940)
Net Unrealized Appreciation	$64,786
See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.5%
206,470	Vanguard S&P 500 ETF	$58,519,792	9.6
300,334	Vanguard Value ETF	29,910,263	4.9
	Total Exchange-Traded Funds (Cost $86,763,600)	88,430,055	14.5
MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 84.1%
1,615,008	Voya High Yield Bond Fund - Class R6	12,064,110	2.0
1,584,702	Voya Intermediate Bond Fund - Class R6	16,845,387	2.8
292,717	Voya Large-Cap Growth Fund - Class R6	15,048,558	2.5
3,587,068	Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,112,173	6.9
8,494,514	Voya Multi-Manager International Equity Fund - Class I	90,211,738	14.8
6,272,868	Voya Multi-Manager International Factors Fund - Class I	54,134,848	8.8
1,723,182	Voya Multi-Manager Mid Cap Value Fund - Class I	13,613,135	2.2
6,073,515	Voya U.S. Stock Index Portfolio - Class I	99,909,315	16.3
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,065,361	VY® BrandywineGLOBAL - Bond Portfolio - Class I	$12,209,038	2.0
2,438,151	VY® Columbia Contrarian Core Portfolio - Class I	42,350,682	6.9
1,316,337	VY® Invesco Comstock Portfolio - Class I	18,060,140	2.9
1,640,583	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	48,298,770	7.9
1,069,207	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	13,675,157	2.2
407,133	VY® T. Rowe Price Growth Equity Portfolio - Class I	36,019,059	5.9
	Total Mutual Funds (Cost $514,358,491)	514,552,110	84.1
	Total Investments in Securities (Cost $601,122,091)	$602,982,165	98.6
	Assets in Excess of Other Liabilities	8,435,289	1.4
	Net Assets	$611,417,454	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$88,430,055	$—	$—	$88,430,055
Mutual Funds	514,552,110	—	—	514,552,110
Total Investments, at fair value	$602,982,165	$—	$—	$602,982,165
Other Financial Instruments+
Futures	562,820	—	—	562,820
Total Assets	$603,544,985	$—	$—	$603,544,985
Liabilities Table
Other Financial Instruments+
Futures	$(238,561)	$—	$—	$(238,561)
Total Liabilities	$(238,561)	$—	$—	$(238,561)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	425	09/18/20	$30,549,000	$409,954
S&P 500® E-Mini	59	09/18/20	9,116,090	83,983
U.S. Treasury Ultra Long Bond	57	09/21/20	12,434,906	(92,613)
			$52,099,996	$401,324
Short Contracts:
Mini MSCI EAFE Index	(67)	09/18/20	(5,957,640)	68,883
Mini MSCI Emerging Markets Index	(182)	09/18/20	(8,969,870)	(37,205)
U.S. Treasury 10-Year Note	(264)	09/21/20	(36,741,375)	(108,743)
			$(51,668,885)	$(77,065)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$—	$11,618,854	$(315,722)	$760,978	$12,064,110	$143,024	$33,481	$—
Voya Index Plus LargeCap Portfolio - Class I	13,242,750	488,348	(12,793,220)	(937,878)	—	—	(756,236)	—
Voya Intermediate Bond Fund - Class R6	14,516,900	4,976,456	(2,911,635)	263,666	16,845,387	260,924	157,219	—
Voya Large-Cap Growth Fund - Class R6	23,274,619	1,159,434	(10,202,228)	816,733	15,048,558	—	(288,106)	—
Voya MidCap Opportunities Portfolio - Class I	14,698,160	356,565	(14,472,743)	(581,982)	—	17,405	(501,129)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	47,390,641	4,618,620	(5,213,758)	(4,683,330)	42,112,173	—	672,631	—
Voya Multi-Manager International Equity Fund - Class I	93,653,097	14,832,995	(9,938,959)	(8,335,395)	90,211,738	—	(744,501)	—
Voya Multi-Manager International Factors Fund - Class I	59,570,238	5,602,855	(5,198,897)	(5,839,348)	54,134,848	—	(661,254)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	14,778,193	2,506,221	(1,424,608)	(2,246,671)	13,613,135	—	(453,804)	—
Voya Short Term Bond Fund - Class R6	11,315,179	568,262	(11,785,440)	(98,001)	—	70,529	(237,154)	—
Voya Strategic Income Opportunities Fund - Class R6	6,499,767	420,906	(6,874,465)	(46,208)	—	75,114	(568,139)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	16,507,189	1,345,461	(16,718,837)	(1,133,813)	—	118,003	(1,534,500)	—
Voya U.S. Stock Index Portfolio - Class I	103,042,503	11,562,481	(11,693,091)	(3,002,578)	99,909,315	1	(586,349)	—
VY Columbia Contrarian Core Portfolio - Class I	—	40,178,697	(983,066)	3,155,051	42,350,682	—	33,701	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	—	11,874,132	(64,935)	399,841	12,209,038	—	1,088	—
VY® Invesco Comstock Portfolio - Class I	49,952,927	8,564,921	(41,387,850)	930,142	18,060,140	—	(12,659,401)	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	19,789,207	2,653,610	(25,716,288)	3,273,471	—	—	(7,672,130)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	65,744,231	4,102,726	(21,116,210)	(431,977)	48,298,770	—	(698,655)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	—	12,794,584	(782,544)	1,663,117	13,675,157	—	59,476	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	49,533,612	1,561,667	(21,595,752)	6,519,532	36,019,059	—	(4,432,290)	—
	$603,509,213	$141,787,795	$(221,190,248)	$(9,554,650)	$514,552,110	$685,000	$(30,836,052)	$—
See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$562,820
Total Asset Derivatives		$562,820
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$37,205
Interest rate contracts	Net Assets — Unrealized depreciation*	201,356
Total Liability Derivatives		$238,561

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(924,058)
Interest rate contracts	603,753
Total	$(320,305)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$556,515
Interest rate contracts	61,378
Total	$617,893
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $608,584,962.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,767,934
Gross Unrealized Depreciation	(22,046,472)
Net Unrealized Depreciation	$(5,278,538)
See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.6%
3,483	iShares 20+ Year Treasury Bond ETF	$570,968	2.0
20,666	iShares Core S&P Small-Cap ETF	1,411,281	5.0
7,799	Vanguard S&P 500 ETF	2,210,471	7.9
10,370	Vanguard Value ETF	1,032,748	3.7
	Total Exchange-Traded Funds (Cost $5,024,891)	5,225,468	18.6
MUTUAL FUNDS: 80.9%
	Affiliated Investment Companies: 80.9%
10,859	Voya Large-Cap Growth Fund - Class R6	558,259	2.0
130,613	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,533,395	5.5
406,601	Voya Multi-Manager International Equity Fund - Class I	4,318,103	15.4
274,561	Voya Multi-Manager International Factors Fund - Class I	2,369,462	8.4
80,140	Voya Multi-Manager Mid Cap Value Fund - Class I	633,103	2.2
342,566	Voya U.S. Stock Index Portfolio - Class I	5,635,207	20.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
112,981	VY® Columbia Contrarian Core Portfolio - Class I	$1,962,473	7.0
86,946	VY® Invesco Comstock Portfolio - Class I	1,192,898	4.2
71,456	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,103,671	7.5
49,699	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	635,655	2.3
20,432	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,807,637	6.4
	Total Mutual Funds (Cost $22,658,285)	22,749,863	80.9
	Total Investments in Securities (Cost $27,683,176)	$27,975,331	99.5
	Assets in Excess of Other Liabilities	139,530	0.5
	Net Assets	$28,114,861	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,225,468	$—	$—	$5,225,468
Mutual Funds	22,749,863	—	—	22,749,863
Total Investments, at fair value	$27,975,331	$—	$—	$27,975,331

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$1,265,271	$121,970	$(1,298,893)	$(88,348)	$—	$—	$(63,359)	$—
Voya Intermediate Bond Fund - Class R6	317,763	316,820	(635,778)	1,195	—	2,487	12,392	—
Voya Large-Cap Growth Fund - Class R6	976,685	182,447	(561,322)	(39,551)	558,259	—	63,636	—
Voya MidCap Opportunities Portfolio - Class I	—	—	—	—	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,263,617	363,613	(925,444)	(168,391)	1,533,395	—	(53,881)	—
Voya Multi-Manager International Equity Fund - Class I	4,645,264	1,092,687	(1,197,078)	(222,770)	4,318,103	—	(149,317)	—
Voya Multi-Manager International Factors Fund - Class I	2,699,613	511,247	(729,310)	(112,088)	2,369,462	—	(129,361)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	706,042	189,096	(203,295)	(58,740)	633,103	—	(59,542)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	644,152	132,353	(739,960)	(36,545)	—	4,411	(63,008)	—
Voya U.S. Stock Index Portfolio - Class I	4,844,342	3,072,333	(2,144,612)	(136,856)	5,635,207	1	(187,676)	—
VY Columbia Contrarian Core Portfolio - Class I	—	1,936,956	(115,657)	141,174	1,962,473	—	8,317	—
VY® Invesco Comstock Portfolio - Class I	2,412,212	712,202	(2,074,854)	143,338	1,192,898	—	(645,213)	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	957,081	210,273	(1,308,321)	140,967	—	—	(337,564)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,512,678	434,310	(837,093)	(6,224)	2,103,671	—	(9,322)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	707,417	95,538	(190,253)	22,953	635,655	—	(6,898)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,370,745	267,262	(1,152,480)	322,110	1,807,637	—	(189,697)	—
	$27,322,882	$9,639,107	$(14,114,350)	$(97,776)	$22,749,863	$6,899	$(1,810,493)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $28,162,649.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$777,868
Gross Unrealized Depreciation	(965,186)
Net Unrealized Depreciation	$(187,318)
See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.7%
79,168	Vanguard S&P 500 ETF	$22,438,587	9.8
89,824	Vanguard Value ETF	8,945,572	3.9
	Total Exchange-Traded Funds (Cost $30,554,131)	31,384,159	13.7
MUTUAL FUNDS: 84.9%
	Affiliated Investment Companies: 84.9%
862,175	Voya Intermediate Bond Fund - Class R6	9,164,923	4.0
87,727	Voya Large-Cap Growth Fund - Class R6	4,510,037	2.0
1,438,631	Voya Multi-Manager Emerging Markets Equity Fund - Class I	16,889,525	7.4
3,392,075	Voya Multi-Manager International Equity Fund - Class I	36,023,841	15.7
2,348,410	Voya Multi-Manager International Factors Fund - Class I	20,266,774	8.9
716,917	Voya Multi-Manager Mid Cap Value Fund - Class I	5,663,647	2.5
2,413,739	Voya U.S. Stock Index Portfolio - Class I	39,706,009	17.3
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
912,634	VY® Columbia Contrarian Core Portfolio - Class I	$15,852,453	6.9
657,276	VY® Invesco Comstock Portfolio - Class I	9,017,825	3.9
575,873	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	16,953,700	7.4
444,893	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	5,690,187	2.5
165,130	VY® T. Rowe Price Growth Equity Portfolio - Class I	14,609,020	6.4
	Total Mutual Funds (Cost $196,405,230)	194,347,941	84.9
	Total Investments in Securities (Cost $226,959,361)	$225,732,100	98.6
	Assets in Excess of Other Liabilities	3,154,838	1.4
	Net Assets	$228,886,938	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,384,159	$—	$—	$31,384,159
Mutual Funds	194,347,941	—	—	194,347,941
Total Investments, at fair value	$225,732,100	$—	$—	$225,732,100
Other Financial Instruments+
Futures	191,880	—	—	191,880
Total Assets	$225,923,980	$—	$—	$225,923,980
Liabilities Table
Other Financial Instruments+
Futures	$(82,657)	$—	$—	$(82,657)
Total Liabilities	$(82,657)	$—	$—	$(82,657)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	159	09/18/20	$11,428,920	$156,338
S&P 500® E-Mini	7	09/18/20	1,081,570	9,839
U.S. Treasury Ultra Long Bond	21	09/21/20	4,581,281	(32,840)
			$17,091,771	$133,337
Short Contracts:
Mini MSCI EAFE Index	(25)	09/18/20	(2,223,000)	25,703
Mini MSCI Emerging Markets Index	(68)	09/18/20	(3,351,380)	(13,901)
U.S. Treasury 10-Year Note	(82)	09/21/20	(11,412,093)	(35,916)
			$(16,986,473)	$(24,114)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$9,248,174	$699,132	$(9,437,988)	$(509,318)	$—	$31,789	$(890,700)	$178,790
Voya Intermediate Bond Fund - Class R6	6,167,200	4,012,707	(1,165,301)	150,317	9,164,923	122,479	73,971	—
Voya Large-Cap Growth Fund - Class R6	7,081,974	1,135,969	(3,634,339)	(73,567)	4,510,037	—	209,849	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,729,431	2,530,232	(1,870,857)	(1,499,281)	16,889,525	—	50,829	—
Voya Multi-Manager International Equity Fund - Class I	35,067,618	7,326,679	(3,077,695)	(3,292,761)	36,023,841	—	4,533	—
Voya Multi-Manager International Factors Fund - Class I	20,832,195	2,940,421	(1,369,188)	(2,136,654)	20,266,774	—	(83,093)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,733,808	1,278,095	(466,600)	(881,656)	5,663,647	—	(161,114)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	4,643,146	567,905	(4,813,218)	(397,833)	—	33,750	(402,324)	—
Voya U.S. Stock Index Portfolio - Class I	37,660,040	6,614,010	(3,592,692)	(975,349)	39,706,009	—	(233,859)	—
VY Columbia Contrarian Core Portfolio - Class I	—	15,049,542	(332,881)	1,135,792	15,852,453	—	8,709	—
VY® Invesco Comstock Portfolio - Class I	17,566,874	3,969,818	(12,777,252)	258,385	9,017,825	—	(4,327,461)	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	6,958,005	1,185,969	(9,237,871)	1,093,897	—	—	(2,658,486)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	18,365,752	2,334,656	(3,727,822)	(18,886)	16,953,700	—	(143,507)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	5,731,038	590,387	(808,298)	177,060	5,690,187	—	(59,603)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	17,297,266	1,528,888	(6,518,986)	2,301,852	14,609,020	—	(1,356,831)	—
	$210,082,521	$51,764,410	$(62,830,988)	$(4,668,002)	$194,347,941	$188,018	$(9,969,087)	$178,790
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2020 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$191,880
Total Asset Derivatives		$191,880
Liability Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$13,901
Interest rate contracts	Net Assets — Unrealized appreciation*	68,756
Total Liability Derivatives		$82,657

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(493,735)
Interest rate contracts	206,496
Total	$(287,239)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$187,538
Interest rate contracts	25,248
Total	$212,786
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $229,440,092.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,589,741
Gross Unrealized Depreciation	(9,188,510)
Net Unrealized Depreciation	$(3,598,769)
See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.3%
13,129	iShares Core S&P Small-Cap ETF	$896,579	4.9
4,955	Vanguard S&P 500 ETF	1,404,396	7.6
7,027	Vanguard Value ETF	699,819	3.8
	Total Exchange-Traded Funds (Cost $2,901,615)	3,000,794	16.3
MUTUAL FUNDS: 79.8%
	Affiliated Investment Companies: 79.8%
6,878	Voya Large-Cap Growth Fund - Class R6	353,578	1.9
90,242	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,059,447	5.8
257,522	Voya Multi-Manager International Equity Fund - Class I	2,734,889	14.9
173,885	Voya Multi-Manager International Factors Fund - Class I	1,500,629	8.2
56,240	Voya Multi-Manager Mid Cap Value Fund - Class I	444,295	2.4
221,743	Voya U.S. Stock Index Portfolio - Class I	3,647,669	19.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
76,654	VY® Columbia Contrarian Core Portfolio - Class I	$1,331,474	7.2
51,602	VY® Invesco Comstock Portfolio - Class I	707,976	3.8
45,153	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,329,293	7.2
34,887	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	446,205	2.4
12,942	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,144,952	6.2
	Total Mutual Funds (Cost $14,565,034)	14,700,407	79.8
	Total Investments in Securities (Cost $17,466,649)	$17,701,201	96.1
	Assets in Excess of Other Liabilities	716,562	3.9
	Net Assets	$18,417,763	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,000,794	$—	$—	$3,000,794
Mutual Funds	14,700,407	—	—	14,700,407
Total Investments, at fair value	$17,701,201	$—	$—	$17,701,201

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$691,750	$110,252	$(752,535)	$(49,467)	$—	$2,711	$(55,585)	$15,245
Voya Intermediate Bond Fund - Class R6	—	160,181	(160,181)	—	—	423	3,165	—
Voya Large-Cap Growth Fund - Class R6	543,221	194,738	(373,601)	(10,780)	353,578	—	24,804	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,325,711	337,705	(499,839)	(104,130)	1,059,447	—	(26,051)	—
Voya Multi-Manager International Equity Fund - Class I	2,544,191	861,687	(538,732)	(132,257)	2,734,889	—	(73,512)	—
Voya Multi-Manager International Factors Fund - Class I	1,478,939	418,542	(320,938)	(75,914)	1,500,629	—	(59,153)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	428,922	158,503	(96,973)	(46,157)	444,295	—	(29,423)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	353,766	97,283	(429,791)	(21,258)	—	2,615	(37,595)	—
Voya U.S. Stock Index Portfolio - Class I	2,561,546	2,200,600	(1,077,178)	(37,299)	3,647,669	—	(124,048)	—
VY Columbia Contrarian Core Portfolio - Class I	—	1,276,306	(37,873)	93,041	1,331,474	—	2,145	—
VY® Invesco Comstock Portfolio - Class I	1,328,618	490,702	(1,185,831)	74,487	707,976	—	(372,421)	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	526,225	140,668	(739,530)	72,637	—	—	(187,575)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,379,506	370,837	(420,225)	(825)	1,329,293	—	(7,203)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	428,727	106,809	(106,769)	17,438	446,205	—	(4,702)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,297,631	271,959	(600,653)	176,015	1,144,952	—	(95,136)	—
	$14,888,753	$7,196,772	$(7,340,649)	$(44,469)	$14,700,407	$5,749	$(1,042,290)	$15,245
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $17,789,502.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$489,286
Gross Unrealized Depreciation	(577,588)
Net Unrealized Depreciation	$(88,302)

See Accompanying Notes to Financial Statements
94

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VSOL (0620-082120)

SEMI-ANNUAL REPORT
June 30, 2020
Classes ADV, I, S, S2 and Z
Voya Partners, Inc.
■ Voya Index Solution Income Portfolio	■ Voya Index Solution 2040 Portfolio
■ Voya Index Solution 2020 Portfolio	■ Voya Index Solution 2045 Portfolio
■ Voya Index Solution 2025 Portfolio	■ Voya Index Solution 2050 Portfolio
■ Voya Index Solution 2030 Portfolio	■ Voya Index Solution 2055 Portfolio
■ Voya Index Solution 2035 Portfolio	■ Voya Index Solution 2060 Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.
In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.
Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,018.00	0.74%	$3.71	$1,000.00	$1,021.18	0.74%	$3.72
Class I	1,000.00	1,020.30	0.24	1.21	1,000.00	1,023.67	0.24	1.21
Class S	1,000.00	1,019.60	0.49	2.46	1,000.00	1,022.43	0.49	2.46
Class S2	1,000.00	1,018.10	0.64	3.21	1,000.00	1,021.68	0.64	3.22
Class Z	1,000.00	1,021.00	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2020 Portfolio
Class ADV	$1,000.00	$1,012.60	0.74%	$3.70	$1,000.00	$1,021.18	0.74%	$3.72
Class I	1,000.00	1,015.20	0.24	1.20	1,000.00	1,023.67	0.24	1.21
Class S	1,000.00	1,013.00	0.49	2.45	1,000.00	1,022.43	0.49	2.46
Class S2	1,000.00	1,012.40	0.64	3.20	1,000.00	1,021.68	0.64	3.22
Class Z	1,000.00	1,016.50	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$985.70	0.73%	$3.60	$1,000.00	$1,021.23	0.73%	$3.67
Class I	1,000.00	987.80	0.23	1.14	1,000.00	1,023.72	0.23	1.16
Class S	1,000.00	986.80	0.48	2.37	1,000.00	1,022.48	0.48	2.41
Class S2	1,000.00	986.60	0.63	3.11	1,000.00	1,021.73	0.63	3.17
Class Z	1,000.00	988.80	0.00	0.00	1,000.00	1,024.86	0.00	0.00
2

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2020**
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$971.10	0.73%	$3.58	$1,000.00	$1,021.23	0.73%	$3.67
Class I	1,000.00	972.50	0.23	1.13	1,000.00	1,023.72	0.23	1.16
Class S	1,000.00	972.30	0.48	2.35	1,000.00	1,022.48	0.48	2.41
Class S2	1,000.00	971.30	0.63	3.09	1,000.00	1,021.73	0.63	3.17
Class Z	1,000.00	974.50	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$958.20	0.73%	$3.55	$1,000.00	$1,021.23	0.73%	$3.67
Class I	1,000.00	961.00	0.23	1.12	1,000.00	1,023.72	0.23	1.16
Class S	1,000.00	959.70	0.48	2.34	1,000.00	1,022.48	0.48	2.41
Class S2	1,000.00	958.20	0.63	3.07	1,000.00	1,021.73	0.63	3.17
Class Z	1,000.00	961.50	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$951.20	0.74%	$3.59	$1,000.00	$1,021.18	0.74%	$3.72
Class I	1,000.00	953.70	0.24	1.17	1,000.00	1,023.67	0.24	1.21
Class S	1,000.00	952.40	0.49	2.38	1,000.00	1,022.43	0.49	2.46
Class S2	1,000.00	951.70	0.64	3.11	1,000.00	1,021.68	0.64	3.22
Class Z	1,000.00	955.20	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$944.10	0.74%	$3.58	$1,000.00	$1,021.18	0.74%	$3.72
Class I	1,000.00	946.10	0.24	1.16	1,000.00	1,023.67	0.24	1.21
Class S	1,000.00	945.20	0.49	2.37	1,000.00	1,022.43	0.49	2.46
Class S2	1,000.00	944.20	0.64	3.09	1,000.00	1,021.68	0.64	3.22
Class Z	1,000.00	947.40	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$939.50	0.74%	$3.57	$1,000.00	$1,021.18	0.74%	$3.72
Class I	1,000.00	942.00	0.24	1.16	1,000.00	1,023.67	0.24	1.21
Class S	1,000.00	940.70	0.49	2.36	1,000.00	1,022.43	0.49	2.46
Class S2	1,000.00	940.30	0.64	3.09	1,000.00	1,021.68	0.64	3.22
Class Z	1,000.00	942.50	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$938.40	0.74%	$3.57	$1,000.00	$1,021.18	0.74%	$3.72
Class I	1,000.00	940.60	0.24	1.16	1,000.00	1,023.67	0.24	1.21
Class S	1,000.00	939.20	0.49	2.36	1,000.00	1,022.43	0.49	2.46
Class S2	1,000.00	938.70	0.64	3.08	1,000.00	1,021.68	0.64	3.22
Class Z	1,000.00	941.20	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$939.10	0.74%	$3.57	$1,000.00	$1,021.18	0.74%	$3.72
Class I	1,000.00	941.00	0.24	1.16	1,000.00	1,023.67	0.24	1.21
Class S	1,000.00	940.30	0.49	2.36	1,000.00	1,022.43	0.49	2.46
Class S2	1,000.00	938.70	0.64	3.08	1,000.00	1,021.68	0.64	3.22
Class Z	1,000.00	942.20	0.00	0.00	1,000.00	1,024.86	0.00	0.00

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$418,064,074	$368,792,863	$978,123,091	$585,004,166
Investments in unaffiliated underlying funds at fair value**	56,736,137	50,169,276	102,658,831	61,262,223
Short-term investments at fair value†	968,605	804,109	—	—
Cash	—	—	1,980,573	1,089,080
Cash collateral for futures	5,876,832	5,181,337	11,925,064	6,494,780
Receivables:
Investments in affiliated underlying funds sold	490	1,031	18,112	—
Fund shares sold	38,730	29,648	162,592	89,410
Dividends	909	475	2,158	1,021
Interest	—	—	77	783
Prepaid expenses	5,265	4,470	11,658	6,512
Reimbursement due from Investment Adviser	57,511	82,876	136,197	127,142
Other assets	14,396	4,893	21,857	6,451
Total assets	481,762,949	425,070,978	1,095,040,210	654,081,568
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	—	400
Payable for fund shares redeemed	176,427	238,143	520,054	209,336
Payable for investment management fees	88,647	78,010	196,130	116,828
Payable for distribution and shareholder service fees	61,111	17,200	107,823	20,154
Payable for directors fees	2,354	2,059	5,311	3,086
Payable to directors under the deferred compensation plan (Note 6)	14,396	4,893	21,857	6,451
Other accrued expenses and liabilities	74,717	24,567	76,891	20,223
Total liabilities	417,652	364,872	928,066	376,478
NET ASSETS	$481,345,297	$424,706,106	$1,094,112,144	$653,705,090
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$440,699,916	$386,465,365	$996,964,526	$606,948,111
Total distributable earnings	40,645,381	38,240,741	97,147,618	46,756,979
NET ASSETS	$481,345,297	$424,706,106	$1,094,112,144	$653,705,090
* Cost of investments in affiliated underlying funds	$396,779,937	$352,863,599	$942,612,006	$577,575,040
** Cost of investments in unaffiliated underlying funds	$55,036,004	$49,168,125	$101,196,855	$60,322,678
† Cost of short-term investments	$968,605	$804,109	$—	$—
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
Class ADV
Net assets	$77,299,691	$28,884,898	$175,847,705	$36,180,420
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,204,620	2,116,766	15,905,575	2,345,281
Net asset value and redemption price per share	$10.73	$13.65	$11.06	$15.43
Class I
Net assets	$18,057,715	$5,677,777	$54,647,872	$8,381,622
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,635,564	403,929	4,806,765	526,329
Net asset value and redemption price per share	$11.04	$14.06	$11.37	$15.92
Class S
Net assets	$133,042,227	$9,001,626	$123,958,410	$14,838,078
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,187,640	642,808	11,039,786	939,951
Net asset value and redemption price per share	$10.92	$14.00	$11.23	$15.79
Class S2
Net assets	$8,221,358	$10,344,866	$34,013,591	$7,771,468
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	770,621	745,699	3,087,842	499,594
Net asset value and redemption price per share	$10.67	$13.87	$11.02	$15.56
Class Z
Net assets	$244,724,306	$370,796,939	$705,644,566	$586,533,502
Shares authorized	100,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,921,171	26,100,809	61,397,066	36,528,100
Net asset value and redemption price per share	$11.16	$14.21	$11.49	$16.06
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$961,750,885	$468,931,551	$725,276,824	$340,661,481
Investments in unaffiliated underlying funds at fair value**	101,161,040	14,307,791	14,619,099	—
Cash	1,704,527	467,425	723,044	377,269
Cash collateral for futures	10,722,970	5,999,509	7,645,617	3,188,349
Receivables:
Investments in affiliated underlying funds sold	2,400	—	—	—
Fund shares sold	13,132	106,104	191,787	475,404
Dividends	1,094	399	437	294
Interest	1,206	636	946	365
Prepaid expenses	11,163	4,814	7,627	3,274
Reimbursement due from Investment Adviser	157,023	86,029	102,940	62,436
Other assets	19,371	4,483	12,804	2,903
Total assets	1,075,544,811	489,908,741	748,581,125	344,771,775
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	325	—
Payable for fund shares redeemed	455,230	11,410	82,123	6,380
Payable for investment management fees	192,817	82,445	124,705	55,751
Payable for distribution and shareholder service fees	99,288	12,234	68,879	9,973
Payable for directors fees	5,139	2,297	3,532	1,577
Payable to directors under the deferred compensation plan (Note 6)	19,371	4,483	12,804	2,903
Other accrued expenses and liabilities	62,735	29,075	43,002	27,057
Total liabilities	834,580	141,944	335,370	103,641
NET ASSETS	$1,074,710,231	$489,766,797	$748,245,755	$344,668,134
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$984,247,445	$458,612,872	$690,343,838	$326,730,395
Total distributable earnings	90,462,786	31,153,925	57,901,917	17,937,739
NET ASSETS	$1,074,710,231	$489,766,797	$748,245,755	$344,668,134
* Cost of investments in affiliated underlying funds	$944,126,130	$466,219,457	$712,841,909	$340,285,113
** Cost of investments in unaffiliated underlying funds	$99,636,932	$13,800,363	$14,103,091	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
Class ADV
Net assets	$164,915,168	$21,926,895	$117,591,367	$16,886,728
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,680,902	1,371,097	10,236,585	1,046,234
Net asset value and redemption price per share	$11.23	$15.99	$11.49	$16.14
Class I
Net assets	$62,808,892	$6,128,077	$53,350,839	$6,982,528
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,420,478	371,802	4,472,017	421,688
Net asset value and redemption price per share	$11.59	$16.48	$11.93	$16.56
Class S
Net assets	$101,059,321	$10,890,027	$68,257,238	$11,154,247
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,845,444	663,091	5,819,705	676,570
Net asset value and redemption price per share	$11.43	$16.42	$11.73	$16.49
Class S2
Net assets	$34,314,633	$2,790,265	$20,261,777	$2,659,390
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,057,601	172,622	1,760,490	163,906
Net asset value and redemption price per share	$11.22	$16.16	$11.51	$16.23
Class Z
Net assets	$711,612,217	$448,031,533	$488,784,534	$306,985,241
Shares authorized	300,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	60,677,802	26,909,038	40,493,767	18,368,687
Net asset value and redemption price per share	$11.73	$16.65	$12.07	$16.71
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$364,643,654	$128,704,558
Investments in unaffiliated underlying funds at fair value**	3,668,179	1,290,868
Cash	430,094	132,876
Cash collateral for futures	3,459,458	1,189,895
Receivables:
Fund shares sold	700,455	399,344
Dividends	290	82
Interest	395	124
Prepaid expenses	3,557	1,100
Reimbursement due from Investment Adviser	59,508	16,406
Other assets	4,576	811
Total assets	372,970,166	131,736,064
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	188	—
Payable for investment management fees	61,128	21,388
Payable for distribution and shareholder service fees	32,036	5,808
Payable for directors fees	1,702	565
Payable to directors under the deferred compensation plan (Note 6)	4,576	811
Other accrued expenses and liabilities	35,235	15,132
Total liabilities	134,865	43,704
NET ASSETS	$372,835,301	$131,692,360
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$349,911,138	$126,041,063
Total distributable earnings	22,924,163	5,651,297
NET ASSETS	$372,835,301	$131,692,360
* Cost of investments in affiliated underlying funds	$361,899,489	$128,540,152
** Cost of investments in unaffiliated underlying funds	$3,213,095	$1,134,617
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
Class ADV
Net assets	$51,217,512	$9,955,555
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	3,430,089	796,665
Net asset value and redemption price per share	$14.93	$12.50
Class I
Net assets	$33,724,487	$9,450,562
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,195,175	741,040
Net asset value and redemption price per share	$15.36	$12.75
Class S
Net assets	$35,304,282	$6,853,495
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,330,134	543,551
Net asset value and redemption price per share	$15.15	$12.61
Class S2
Net assets	$12,403,747	$1,436,871
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	826,427	114,449
Net asset value and redemption price per share	$15.01	$12.55
Class Z
Net assets	$240,185,273	$103,995,877
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	15,451,472	8,074,615
Net asset value and redemption price per share	$15.54	$12.88
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$5,134,528	$4,337,268	$11,303,414	$6,999,218
Dividends from unaffiliated underlying funds	620,643	544,249	1,294,748	639,433
Interest	4,131	2,596	8,990	5,537
Total investment income	5,759,302	4,884,113	12,607,152	7,644,188
EXPENSES:
Investment management fees	542,841	474,088	1,169,885	672,165
Distribution and shareholder service fees:
Class ADV	189,993	70,534	434,155	86,420
Class S	164,702	10,430	153,252	17,420
Class S2	16,066	18,506	64,539	13,332
Transfer agent fees (Note 6):
Class ADV	16,449	7,483	39,817	14,498
Class I	3,875	1,580	12,741	3,460
Class S	28,527	2,212	28,117	5,860
Class S2	1,739	2,449	7,383	2,792
Class Z	292	344	416	489
Shareholder reporting expense	8,372	6,552	12,740	8,170
Registration fees	—	7,267	11,062	14,705
Professional fees	18,564	22,904	37,310	19,840
Custody and accounting expense	5,460	18,200	21,840	23,640
Directors fees	9,415	8,233	21,243	12,345
Miscellaneous expense	12,840	8,014	16,960	9,477
Interest expense	778	449	1,963	870
Total expenses	1,019,913	659,245	2,033,423	905,483
Waived and reimbursed fees	(362,717)	(493,702)	(927,641)	(708,750)
Net expenses	657,196	165,543	1,105,782	196,733
Net investment income	5,102,106	4,718,570	11,501,370	7,447,455
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,995,573	1,955,272	679,037	(979,064)
Sale of unaffiliated underlying funds	(449,262)	1,523	(352,102)	(219,540)
Capital gain distributions from affiliated underlying funds	—	—	3,788,346	2,685,721
Futures	981,488	601,968	1,184,439	685,213
Net realized gain	2,527,799	2,558,763	5,299,720	2,172,330
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	808,143	(1,663,350)	(32,540,680)	(26,961,448)
Unaffiliated underlying funds	213,445	(143,712)	(1,227,054)	(561,839)
Futures	500,656	555,668	1,185,748	765,596
Net change in unrealized appreciation (depreciation)	1,522,244	(1,251,394)	(32,581,986)	(26,757,691)
Net realized and unrealized gain (loss)	4,050,043	1,307,369	(27,282,266)	(24,585,361)
Increase (decrease) in net assets resulting from operations	$9,152,149	$6,025,939	$(15,780,896)	$(17,137,906)

10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$11,284,428	$5,417,089	$8,213,586	$3,759,777
Dividends from unaffiliated underlying funds	1,003,603	201,988	238,585	28,413
Interest	9,724	5,097	8,080	3,209
Total investment income	12,297,755	5,624,174	8,460,251	3,791,399
EXPENSES:
Investment management fees	1,121,059	473,937	725,476	318,516
Distribution and shareholder service fees:
Class ADV	408,552	54,288	292,267	39,759
Class S	124,737	13,538	83,178	12,838
Class S2	65,269	5,563	38,565	5,728
Transfer agent fees (Note 6):
Class ADV	46,287	14,097	46,609	14,635
Class I	17,192	3,775	20,146	5,792
Class S	28,272	7,013	26,528	9,412
Class S2	9,230	1,804	7,677	2,631
Class Z	468	477	409	337
Shareholder reporting expense	9,464	6,370	6,916	5,752
Registration fees	15,744	13,257	10,827	9,802
Professional fees	34,762	17,836	27,300	10,793
Custody and accounting expense	31,850	21,840	26,390	9,980
Directors fees	20,556	9,188	14,129	6,307
Miscellaneous expense	15,457	4,728	9,857	12,206
Interest expense	1,870	687	1,069	267
Total expenses	1,950,769	648,398	1,337,343	464,755
Waived and reimbursed fees	(929,646)	(520,707)	(610,354)	(356,823)
Net expenses	1,021,123	127,691	726,989	107,932
Net investment income	11,276,632	5,496,483	7,733,262	3,683,467
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	3,341,227	(2,531,761)	(3,133,689)	(2,430,809)
Sale of unaffiliated underlying funds	(2,046,638)	(1,256,749)	(1,977,093)	(1,049,614)
Capital gain distributions from affiliated underlying funds	5,866,118	2,670,399	4,555,065	2,044,770
Futures	1,004,630	137,287	(419,093)	(397,925)
Net realized gain (loss)	8,165,337	(980,824)	(974,810)	(1,833,578)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(63,446,067)	(25,409,780)	(46,318,597)	(19,736,883)
Unaffiliated underlying funds	(661,500)	(170,096)	(548,237)	(419,347)
Futures	1,291,618	482,070	730,235	301,730
Net change in unrealized appreciation (depreciation)	(62,815,949)	(25,097,806)	(46,136,599)	(19,854,500)
Net realized and unrealized loss	(54,650,612)	(26,078,630)	(47,111,409)	(21,688,078)
Decrease in net assets resulting from operations	$(43,373,980)	$(20,582,147)	$(39,378,147)	$(18,004,611)

See Accompanying Notes to Financial Statements
11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,128,608	$1,372,006
Dividends from unaffiliated underlying funds	38,828	24,798
Interest	3,315	134
Total investment income	4,170,751	1,396,938
EXPENSES:
Investment management fees	345,065	116,616
Distribution and shareholder service fees:
Class ADV	123,174	22,508
Class S	41,154	7,285
Class S2	22,887	2,958
Transfer agent fees (Note 6):
Class ADV	38,696	8,161
Class I	23,942	7,225
Class S	25,845	5,273
Class S2	8,971	1,340
Class Z	327	287
Shareholder reporting expense	6,521	4,466
Registration fees	8,117	4,622
Professional fees	13,136	4,926
Custody and accounting expense	12,580	7,298
Directors fees	6,809	2,262
Miscellaneous expense	9,495	5,465
Interest expense	188	70
Total expenses	686,907	200,762
Waived and reimbursed fees	(345,649)	(137,885)
Net expenses	341,258	62,877
Net investment income	3,829,493	1,334,061
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,612,842)	(1,472,316)
Sale of unaffiliated underlying funds	(1,113,665)	(4)
Capital gain distributions from affiliated underlying funds	2,465,991	855,470
Futures	(451,393)	(143,161)
Net realized loss	(711,909)	(760,011)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(22,897,942)	(5,986,400)
Unaffiliated underlying funds	1,081	33,527
Futures	328,883	82,432
Net change in unrealized appreciation (depreciation)	(22,567,978)	(5,870,441)
Net realized and unrealized loss	(23,279,887)	(6,630,452)
Decrease in net assets resulting from operations	$(19,450,394)	$(5,296,391)
See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution Income Portfolio		Voya Index Solution 2020 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$5,102,106	$9,171,225	$4,718,570	$8,063,401
Net realized gain	2,527,799	8,520,498	2,558,763	7,814,503
Net change in unrealized appreciation (depreciation)	1,522,244	39,194,970	(1,251,394)	34,558,892
Increase in net assets resulting from operations	9,152,149	56,886,693	6,025,939	50,436,796
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,575,512)	—	(1,033,955)
Class I	—	(711,876)	—	(285,814)
Class S	—	(4,823,540)	—	(287,380)
Class S2	—	(293,428)	—	(244,252)
Class Z	—	(7,575,291)	—	(13,430,758)
Total distributions	—	(15,979,647)	—	(15,282,159)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,949,206	71,484,449	52,620,849	119,152,070
Reinvestment of distributions	—	15,979,647	—	15,282,159
	34,949,206	87,464,096	52,620,849	134,434,229
Cost of shares redeemed	(37,781,299)	(97,832,372)	(47,791,589)	(56,184,080)
Net increase (decrease) in net assets resulting from capital share transactions	(2,832,093)	(10,368,276)	4,829,260	78,250,149
Net increase in net assets	6,320,056	30,538,770	10,855,199	113,404,786
NET ASSETS:
Beginning of year or period	475,025,241	444,486,471	413,850,907	300,446,121
End of year or period	$481,345,297	$475,025,241	$424,706,106	$413,850,907
See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2025 Portfolio		Voya Index Solution 2030 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$11,501,370	$20,762,079	$7,447,455	$11,560,756
Net realized gain	5,299,720	32,149,603	2,172,330	18,030,414
Net change in unrealized appreciation (depreciation)	(32,581,986)	114,158,757	(26,757,691)	66,071,960
Increase (decrease) in net assets resulting from operations	(15,780,896)	167,070,439	(17,137,906)	95,663,130
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,444,733)	—	(1,389,077)
Class I	—	(3,130,351)	—	(357,097)
Class S	—	(6,676,575)	—	(596,130)
Class S2	—	(1,517,211)	—	(238,292)
Class Z	—	(32,027,968)	—	(21,967,828)
Total distributions	—	(52,796,838)	—	(24,548,424)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	96,256,946	215,596,514	73,870,847	172,683,194
Reinvestment of distributions	—	52,796,838	—	24,548,424
	96,256,946	268,393,352	73,870,847	197,231,618
Cost of shares redeemed	(91,816,217)	(129,159,106)	(26,961,967)	(39,594,711)
Net increase in net assets resulting from capital share transactions	4,440,729	139,234,246	46,908,880	157,636,907
Net increase (decrease) in net assets	(11,340,167)	253,507,847	29,770,974	228,751,613
NET ASSETS:
Beginning of year or period	1,105,452,311	851,944,464	623,934,116	395,182,503
End of year or period	$1,094,112,144	$1,105,452,311	$653,705,090	$623,934,116
See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2035 Portfolio		Voya Index Solution 2040 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$11,276,632	$19,230,378	$5,496,483	$8,299,977
Net realized gain (loss)	8,165,337	38,890,231	(980,824)	15,272,552
Net change in unrealized appreciation (depreciation)	(62,815,949)	128,173,901	(25,097,806)	54,559,870
Increase (decrease) in net assets resulting from operations	(43,373,980)	186,294,510	(20,582,147)	78,132,399
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,351,556)	—	(944,613)
Class I	—	(3,201,072)	—	(214,734)
Class S	—	(5,875,369)	—	(462,330)
Class S2	—	(1,545,029)	—	(118,389)
Class Z	—	(32,118,650)	—	(16,464,473)
Total distributions	—	(52,091,676)	—	(18,204,539)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	91,796,385	237,452,242	58,897,473	144,976,166
Reinvestment of distributions	—	52,091,676	—	18,204,539
	91,796,385	289,543,918	58,897,473	163,180,705
Cost of shares redeemed	(57,323,932)	(110,295,595)	(19,106,808)	(25,057,448)
Net increase in net assets resulting from capital share transactions	34,472,453	179,248,323	39,790,665	138,123,257
Net increase (decrease) in net assets	(8,901,527)	313,451,157	19,208,518	198,051,117
NET ASSETS:
Beginning of year or period	1,083,611,758	770,160,601	470,558,279	272,507,162
End of year or period	$1,074,710,231	$1,083,611,758	$489,766,797	$470,558,279
See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2045 Portfolio		Voya Index Solution 2050 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$7,733,262	$12,485,579	$3,683,467	$5,489,353
Net realized gain (loss)	(974,810)	29,202,280	(1,833,578)	10,207,931
Net change in unrealized appreciation (depreciation)	(46,136,599)	97,502,541	(19,854,500)	39,413,110
Increase (decrease) in net assets resulting from operations	(39,378,147)	139,190,400	(18,004,611)	55,110,394
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,369,585)	—	(639,345)
Class I	—	(2,733,025)	—	(206,350)
Class S	—	(4,239,765)	—	(410,826)
Class S2	—	(1,070,837)	—	(113,385)
Class Z	—	(22,826,868)	—	(10,045,779)
Total distributions	—	(38,240,080)	—	(11,415,685)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	71,708,937	161,741,859	48,202,254	106,664,469
Reinvestment of distributions	—	38,240,080	—	11,415,685
	71,708,937	199,981,939	48,202,254	118,080,154
Cost of shares redeemed	(31,288,774)	(74,762,682)	(10,248,414)	(15,101,324)
Net increase in net assets resulting from capital share transactions	40,420,163	125,219,257	37,953,840	102,978,830
Net increase in net assets	1,042,016	226,169,577	19,949,229	146,673,539
NET ASSETS:
Beginning of year or period	747,203,739	521,034,162	324,718,905	178,045,366
End of year or period	$748,245,755	$747,203,739	$344,668,134	$324,718,905
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2055 Portfolio		Voya Index Solution 2060 Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,829,493	$5,631,663	$1,334,061	$1,672,174
Net realized gain (loss)	(711,909)	12,678,424	(760,011)	3,200,788
Net change in unrealized appreciation (depreciation)	(22,567,978)	43,682,245	(5,870,441)	11,530,451
Increase (decrease) in net assets resulting from operations	(19,450,394)	61,992,332	(5,296,391)	16,403,413
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,502,162)	—	(242,830)
Class I	—	(1,263,096)	—	(159,806)
Class S	—	(1,646,898)	—	(147,396)
Class S2	—	(499,112)	—	(41,350)
Class Z	—	(8,817,712)	—	(2,083,235)
Total distributions	—	(14,728,980)	—	(2,674,617)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	53,493,057	104,869,051	32,071,116	53,468,952
Reinvestment of distributions	—	14,728,980	—	2,674,617
	53,493,057	119,598,031	32,071,116	56,143,569
Cost of shares redeemed	(11,234,939)	(31,452,413)	(4,325,131)	(6,457,877)
Net increase in net assets resulting from capital share transactions	42,258,118	88,145,618	27,745,985	49,685,692
Net increase in net assets	22,807,724	135,408,970	22,449,594	63,414,488
NET ASSETS:
Beginning of year or period	350,027,577	214,618,607	109,242,766	45,828,278
End of year or period	$372,835,301	$350,027,577	$131,692,360	$109,242,766
See Accompanying Notes to Financial Statements
17

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-20+	10.54	0.09•	0.10	0.19	—	—	—	—	—	10.73	1.80	0.80	0.74	0.74	1.70	77,300	25
12-31-19	9.66	0.16•	1.05	1.21	0.18	0.15	—	0.33	—	10.54	12.62	0.76	0.74	0.74	1.52	81,027	38
12-31-18	10.34	0.16•	(0.51)	(0.35)	0.17	0.16	—	0.33	—	9.66	(3.50)	0.77	0.71	0.71	1.59	87,697	38
12-31-17	9.71	0.16•	0.68	0.84	0.16	0.05	—	0.21	—	10.34	8.69	0.76	0.68	0.68	1.64	110,507	32
12-31-16	9.55	0.18•	0.27	0.45	0.15	0.14	—	0.29	—	9.71	4.71	0.77	0.62	0.62	1.82	119,455	45
12-31-15	10.53	0.21•	(0.33)	(0.12)	0.19	0.67	—	0.86	—	9.55	(1.37)	0.77	0.62	0.62	2.17	134,515	34
Class I
06-30-20+	10.82	0.12•	0.10	0.22	—	—	—	—	—	11.04	2.03	0.30	0.24	0.24	2.20	18,058	25
12-31-19	9.92	0.21•	1.08	1.29	0.24	0.15	—	0.39	—	10.82	13.16	0.26	0.24	0.24	2.02	18,653	38
12-31-18	10.62	0.23	(0.54)	(0.31)	0.23	0.16	—	0.39	—	9.92	(3.04)	0.27	0.21	0.21	2.11	21,140	38
12-31-17	9.96	0.22•	0.71	0.93	0.22	0.05	—	0.27	—	10.62	9.36	0.26	0.18	0.18	2.11	22,916	32
12-31-16	9.77	0.23•	0.28	0.51	0.18	0.14	—	0.32	—	9.96	5.23	0.27	0.12	0.12	2.33	29,545	45
12-31-15	10.76	0.28•	(0.36)	(0.08)	0.24	0.67	—	0.91	—	9.77	(0.91)	0.27	0.12	0.12	2.84	30,873	34
Class S
06-30-20+	10.71	0.10•	0.11	0.21	—	—	—	—	—	10.92	1.96	0.55	0.49	0.49	1.95	133,042	25
12-31-19	9.82	0.19•	1.06	1.25	0.21	0.15	—	0.36	—	10.71	12.88	0.51	0.49	0.49	1.78	136,385	38
12-31-18	10.51	0.19•	(0.52)	(0.33)	0.20	0.16	—	0.36	—	9.82	(3.25)	0.52	0.46	0.46	1.84	140,647	38
12-31-17	9.86	0.19•	0.70	0.89	0.19	0.05	—	0.24	—	10.51	9.06	0.51	0.43	0.43	1.89	168,730	32
12-31-16	9.68	0.20•	0.28	0.48	0.16	0.14	—	0.30	—	9.86	4.95	0.52	0.37	0.37	2.05	174,891	45
12-31-15	10.66	0.23•	(0.33)	(0.10)	0.21	0.67	—	0.88	—	9.68	(1.11)	0.52	0.37	0.37	2.24	199,999	34
Class S2
06-30-20+	10.48	0.09•	0.10	0.19	—	—	—	—	—	10.67	1.81	0.70	0.64	0.64	1.83	8,221	25
12-31-19	9.61	0.16•	1.05	1.21	0.19	0.15	—	0.34	—	10.48	12.70	0.66	0.64	0.64	1.55	8,387	38
12-31-18	10.29	0.19•	(0.52)	(0.33)	0.19	0.16	—	0.35	—	9.61	(3.39)	0.67	0.61	0.61	1.85	16,240	38
12-31-17	9.66	0.18•	0.68	0.86	0.18	0.05	—	0.23	—	10.29	8.89	0.66	0.58	0.58	1.75	12,928	32
12-31-16	9.50	0.19•	0.27	0.46	0.16	0.14	—	0.30	—	9.66	4.79	0.70	0.52	0.52	1.98	13,809	45
12-31-15	10.46	0.22•	(0.33)	(0.11)	0.18	0.67	—	0.85	—	9.50	(1.25)	0.77	0.52	0.52	2.28	14,859	34
Class Z
06-30-20+	10.93	0.13•	0.10	0.23	—	—	—	—	—	11.16	2.10	0.26	0.00*	0.00*	2.46	244,724	25
12-31-19	9.99	0.25•	1.08	1.33	0.24	0.15	—	0.39	—	10.93	13.47	0.26	0.00*	0.00*	2.32	230,574	38
12-31-18	10.67	0.24•	(0.53)	(0.29)	0.23	0.16	—	0.39	—	9.99	(2.83)	0.27	0.00*	0.00*	2.33	178,763	38
12-31-17	9.99	0.25•	0.70	0.95	0.22	0.05	—	0.27	—	10.67	9.54	0.26	0.00*	0.00*	2.45	169,194	32
12-31-16	9.79	0.32•	0.20	0.52	0.18	0.14	—	0.32	—	9.99	5.32	0.27	0.00	0.00	3.20	70,857	45
05-01-15(5) -
12-31-15	11.02	0.58•	(0.90)	(0.32)	0.24	0.67	—	0.91	—	9.79	(3.06)	0.28	0.00	0.00	9.14	1,635	34

See Accompanying Notes to Financial Statements
18

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2020 Portfolio
Class ADV
06-30-20+	13.48	0.11•	0.06	0.17	—	—	—	—	—	13.65	1.26	0.82	0.74	0.74	1.64	28,885	38
12-31-19	12.22	0.19	1.58	1.77	0.18	0.33	—	0.51	—	13.48	14.69	0.77	0.73	0.73	1.55	29,015	44
12-31-18	13.27	0.21•	(0.77)	(0.56)	0.15	0.34	—	0.49	—	12.22	(4.42)	0.77	0.71	0.71	1.59	24,850	44
12-31-17	12.02	0.20•	1.21	1.41	0.06	0.10	—	0.16	—	13.27	11.78	0.77	0.68	0.68	1.58	21,918	42
12-31-16	11.37	0.24•	0.43	0.67	0.01	0.01	—	0.02	—	12.02	5.90	0.82	0.63	0.63	2.07	13,619	75
12-31-15	11.82	0.46•	(0.46)	0.00*	0.15	0.30	—	0.45	—	11.37	0.00	2.22	0.63	0.63	4.05	4,703	108
Class I
06-30-20+	13.85	0.14•	0.07	0.21	—	—	—	—	—	14.06	1.52	0.32	0.24	0.24	2.06	5,678	38
12-31-19	12.54	0.27•	1.62	1.89	0.25	0.33	—	0.58	—	13.85	15.25	0.27	0.23	0.23	2.02	7,052	44
12-31-18	13.59	0.28•	(0.79)	(0.51)	0.20	0.34	—	0.54	—	12.54	(3.98)	0.27	0.21	0.21	2.10	7,471	44
12-31-17	12.27	0.28•	1.23	1.51	0.09	0.10	—	0.19	—	13.59	12.42	0.27	0.18	0.18	2.12	5,360	42
12-31-16	11.55	0.37•	0.38	0.75	0.02	0.01	—	0.03	—	12.27	6.45	0.32	0.13	0.13	3.05	3,539	75
12-31-15	11.91	0.34•	(0.33)	0.01	0.07	0.30	—	0.37	—	11.55	0.04	1.72	0.13	0.13	2.98	311	108
Class S
06-30-20+	13.82	0.13•	0.05	0.18	—	—	—	—	—	14.00	1.30	0.57	0.49	0.49	1.90	9,002	38
12-31-19	12.50	0.22•	1.62	1.84	0.19	0.33	—	0.52	—	13.82	14.93	0.52	0.48	0.48	1.68	8,103	44
12-31-18	13.54	0.24	(0.77)	(0.53)	0.17	0.34	—	0.51	—	12.50	(4.13)	0.52	0.46	0.46	1.83	11,578	44
12-31-17	12.25	0.23•	1.24	1.47	0.08	0.10	—	0.18	—	13.54	12.06	0.52	0.43	0.43	1.80	12,049	42
12-31-16	11.55	0.30•	0.43	0.73	0.02	0.01	—	0.03	—	12.25	6.26	0.57	0.38	0.38	2.53	8,811	75
12-31-15	11.91	0.58•	(0.59)	(0.01)	0.05	0.30	—	0.35	—	11.55	(0.08)	1.97	0.38	0.38	5.10	1,084	108
Class S2
06-30-20+	13.70	0.12•	0.05	0.17	—	—	—	—	—	13.87	1.24	0.72	0.64	0.64	1.79	10,345	38
12-31-19	12.43	0.23•	1.58	1.81	0.21	0.33	—	0.54	—	13.70	14.78	0.67	0.63	0.63	1.73	8,696	44
12-31-18	13.46	0.25•	(0.80)	(0.55)	0.14	0.34	—	0.48	—	12.43	(4.29)	0.67	0.61	0.61	1.88	5,488	44
12-31-17	12.19	0.20	1.24	1.44	0.07	0.10	—	0.17	—	13.46	11.92	0.67	0.58	0.58	1.59	3,783	42
12-31-16	11.52	0.30•	0.39	0.69	0.01	0.01	—	0.02	—	12.19	6.00	0.75	0.53	0.53	2.54	3,328	75
12-31-15	11.84	0.46•	(0.48)	(0.02)	0.00*	0.30	—	0.30	—	11.52	(0.16)	2.22	0.53	0.53	3.99	367	108
Class Z
06-30-20+	13.98	0.16•	0.07	0.23	—	—	—	—	—	14.21	1.65	0.27	0.00*	0.00*	2.38	370,797	38
12-31-19	12.63	0.31•	1.62	1.93	0.25	0.33	—	0.58	—	13.98	15.46	0.27	0.00*	0.00*	2.30	360,984	44
12-31-18	13.65	0.31•	(0.79)	(0.48)	0.20	0.34	—	0.54	—	12.63	(3.74)	0.27	0.00*	0.00*	2.31	251,060	44
12-31-17	12.30	0.31•	1.23	1.54	0.09	0.10	—	0.19	—	13.65	12.63	0.27	0.00*	0.00*	2.35	203,080	42
12-31-16	11.57	0.41•	0.35	0.76	0.02	0.01	—	0.03	—	12.30	6.52	0.32	0.00	0.00	3.44	73,350	75
05-01-15(5) -
12-31-15	12.30	0.38•	(0.74)	(0.36)	0.07	0.30	—	0.37	—	11.57	(2.97)	1.70	0.00	0.00	4.91	2,030	108

See Accompanying Notes to Financial Statements
19

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio
Class ADV
06-30-20+	11.22	0.09•	(0.25)	(0.16)	—	—	—	—	—	11.06	(1.43)	0.79	0.73	0.73	1.62	175,848	30
12-31-19	9.99	0.17•	1.61	1.78	0.16	0.39	—	0.55	—	11.22	18.15	0.75	0.72	0.72	1.55	193,477	28
12-31-18	10.94	0.17•	(0.73)	(0.56)	0.14	0.25	—	0.39	—	9.99	(5.37)	0.76	0.70	0.70	1.53	196,102	35
12-31-17	9.89	0.15•	1.25	1.40	0.14	0.21	—	0.35	—	10.94	14.32	0.76	0.68	0.68	1.44	232,790	32
12-31-16	10.19	0.19	0.47	0.66	0.21	0.75	—	0.96	—	9.89	6.61	0.77	0.63	0.63	1.86	228,234	44
12-31-15	11.49	0.19	(0.36)	(0.17)	0.16	0.97	—	1.13	—	10.19	(1.80)	0.77	0.63	0.63	1.75	228,081	40
Class I
06-30-20+	11.51	0.11•	(0.25)	(0.14)	—	—	—	—	—	11.37	(1.22)	0.29	0.23	0.23	2.09	54,648	30
12-31-19	10.24	0.23•	1.65	1.88	0.22	0.39	—	0.61	—	11.51	18.78	0.25	0.22	0.22	2.07	60,504	28
12-31-18	11.21	0.23	(0.76)	(0.53)	0.19	0.25	—	0.44	—	10.24	(4.94)	0.26	0.20	0.20	2.06	56,645	35
12-31-17	10.13	0.21•	1.27	1.48	0.19	0.21	—	0.40	—	11.21	14.84	0.26	0.18	0.18	1.94	60,664	32
12-31-16	10.42	0.25•	0.48	0.73	0.27	0.75	—	1.02	—	10.13	7.14	0.27	0.13	0.13	2.39	56,555	44
12-31-15	11.72	0.26•	(0.37)	(0.11)	0.22	0.97	—	1.19	—	10.42	(1.25)	0.27	0.13	0.13	2.29	49,275	40
Class S
06-30-20+	11.38	0.10•	(0.25)	(0.15)	—	—	—	—	—	11.23	(1.32)	0.54	0.48	0.48	1.88	123,958	30
12-31-19	10.13	0.21	1.62	1.83	0.19	0.39	—	0.58	—	11.38	18.46	0.50	0.47	0.47	1.82	133,118	28
12-31-18	11.09	0.19•	(0.74)	(0.55)	0.16	0.25	—	0.41	—	10.13	(5.17)	0.51	0.45	0.45	1.78	120,905	35
12-31-17	10.02	0.18•	1.26	1.44	0.16	0.21	—	0.37	—	11.09	14.62	0.51	0.43	0.43	1.69	149,827	32
12-31-16	10.31	0.21•	0.48	0.69	0.23	0.75	—	0.98	—	10.02	6.85	0.52	0.38	0.38	2.07	150,126	44
12-31-15	11.61	0.23	(0.36)	(0.13)	0.20	0.97	—	1.17	—	10.31	(1.50)	0.52	0.38	0.38	1.99	166,420	40
Class S2
06-30-20+	11.17	0.10•	(0.25)	(0.15)	—	—	—	—	—	11.02	(1.34)	0.69	0.63	0.63	1.78	34,014	30
12-31-19	9.96	0.18•	1.60	1.78	0.18	0.39	—	0.57	—	11.17	18.23	0.65	0.62	0.62	1.70	32,859	28
12-31-18	10.90	0.17•	(0.72)	(0.55)	0.14	0.25	—	0.39	—	9.96	(5.29)	0.66	0.60	0.60	1.61	26,038	35
12-31-17	9.86	0.16•	1.24	1.40	0.15	0.21	—	0.36	—	10.90	14.41	0.66	0.58	0.58	1.55	34,197	32
12-31-16	10.16	0.20•	0.47	0.67	0.22	0.75	—	0.97	—	9.86	6.72	0.70	0.53	0.53	2.04	34,034	44
12-31-15	11.44	0.20•	(0.35)	(0.15)	0.16	0.97	—	1.13	—	10.16	(1.63)	0.77	0.53	0.53	1.83	34,934	40
Class Z
06-30-20+	11.62	0.13•	(0.26)	(0.13)	—	—	—	—	—	11.49	(1.12)	0.24	0.00*	0.00*	2.39	705,645	30
12-31-19	10.31	0.26•	1.66	1.92	0.22	0.39	—	0.61	—	11.62	19.04	0.25	0.00*	0.00*	2.35	685,495	28
12-31-18	11.26	0.26•	(0.77)	(0.51)	0.19	0.25	—	0.44	—	10.31	(4.74)	0.26	0.00*	0.00*	2.31	452,255	35
12-31-17	10.16	0.25•	1.25	1.50	0.19	0.21	—	0.40	—	11.26	15.00	0.26	0.00*	0.00*	2.31	371,838	32
12-31-16	10.43	0.32•	0.43	0.75	0.27	0.75	—	1.02	—	10.16	7.33	0.27	0.00	0.00	3.13	118,855	44
05-01-15(5) -
12-31-15	12.17	0.41•	(0.96)	(0.55)	0.22	0.97	—	1.19	—	10.43	(4.81)	0.28	0.00	0.00	5.95	2,310	40

See Accompanying Notes to Financial Statements
20

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio
Class ADV
06-30-20+	15.89	0.13•	(0.59)	(0.46)	—	—	—	—	—	15.43	(2.89)	0.83	0.73	0.73	1.71	36,180	27
12-31-19	13.81	0.23•	2.53	2.76	0.20	0.48	—	0.68	—	15.89	20.35	0.74	0.73	0.73	1.55	36,621	29
12-31-18	15.28	0.24•	(1.21)	(0.97)	0.15	0.35	—	0.50	—	13.81	(6.60)	0.75	0.70	0.70	1.61	27,143	33
12-31-17	13.22	0.21•	1.98	2.19	0.05	0.08	—	0.13	—	15.28	16.62	0.76	0.69	0.69	1.48	20,939	32
12-31-16	12.39	0.27•	0.58	0.85	0.01	0.01	—	0.02	—	13.22	6.84	0.83	0.63	0.63	2.13	10,732	64
12-31-15	12.70	0.48•	(0.53)	(0.05)	0.07	0.19	—	0.26	—	12.39	(0.48)	3.36	0.63	0.63	3.93	2,598	136
Class I
06-30-20+	16.37	0.17•	(0.62)	(0.45)	—	—	—	—	—	15.92	(2.75)	0.33	0.23	0.23	2.17	8,382	27
12-31-19	14.19	0.31•	2.61	2.92	0.26	0.48	—	0.74	—	16.37	21.02	0.24	0.23	0.23	2.01	8,674	29
12-31-18	15.65	0.31•	(1.23)	(0.92)	0.19	0.35	—	0.54	—	14.19	(6.11)	0.25	0.20	0.20	2.03	6,304	33
12-31-17	13.50	0.31•	1.99	2.30	0.07	0.08	—	0.15	—	15.65	17.14	0.26	0.19	0.19	2.10	4,953	32
12-31-16	12.60	0.31•	0.61	0.92	0.01	0.01	—	0.02	—	13.50	7.31	0.33	0.13	0.13	2.36	2,173	64
12-31-15	12.79	0.99•	(0.99)	0.00*	—	0.19	—	0.19	—	12.60	(0.03)	2.86	0.13	0.13	8.08	779	136
Class S
06-30-20+	16.24	0.15•	(0.60)	(0.45)	—	—	—	—	—	15.79	(2.77)	0.58	0.48	0.48	1.98	14,838	27
12-31-19	14.09	0.28•	2.58	2.86	0.23	0.48	—	0.71	—	16.24	20.67	0.49	0.48	0.48	1.79	14,570	29
12-31-18	15.56	0.28	(1.24)	(0.96)	0.16	0.35	—	0.51	—	14.09	(6.40)	0.50	0.45	0.45	1.77	11,224	33
12-31-17	13.44	0.27•	1.99	2.26	0.06	0.08	—	0.14	—	15.56	16.91	0.51	0.44	0.44	1.82	12,320	32
12-31-16	12.57	0.37•	0.52	0.89	0.01	0.01	—	0.02	—	13.44	7.08	0.58	0.38	0.38	2.83	6,607	64
12-31-15	12.79	0.43•	(0.46)	(0.03)	—	0.19	—	0.19	—	12.57	(0.27)	3.11	0.38	0.38	3.45	521	136
Class S2
06-30-20+	16.02	0.15•	(0.61)	(0.46)	—	—	—	—	—	15.56	(2.87)	0.73	0.63	0.63	2.04	7,771	27
12-31-19	13.94	0.27•	2.53	2.80	0.24	0.48	—	0.72	—	16.02	20.50	0.64	0.63	0.63	1.77	5,688	29
12-31-18	15.37	0.26•	(1.22)	(0.96)	0.12	0.35	—	0.47	—	13.94	(6.47)	0.65	0.60	0.60	1.74	2,239	33
12-31-17	13.29	0.22•	1.99	2.21	0.05	0.08	—	0.13	—	15.37	16.69	0.66	0.59	0.59	1.54	1,800	32
12-31-16	12.45	0.33•	0.53	0.86	0.01	0.01	—	0.02	—	13.29	6.92	0.76	0.53	0.53	2.54	1,735	64
12-31-15	12.71	0.48•	(0.55)	(0.07)	—	0.19	—	0.19	—	12.45	(0.58)	3.36	0.53	0.53	3.87	47	136
Class Z
06-30-20+	16.48	0.19•	(0.61)	(0.42)	—	—	—	—	—	16.06	(2.55)	0.25	0.00*	0.00*	2.48	586,534	27
12-31-19	14.26	0.36•	2.60	2.96	0.26	0.48	—	0.74	—	16.48	21.20	0.24	0.00*	0.00*	2.30	558,381	29
12-31-18	15.69	0.36•	(1.25)	(0.89)	0.19	0.35	—	0.54	—	14.26	(5.90)	0.25	0.00*	0.00*	2.29	348,273	33
12-31-17	13.51	0.35•	1.98	2.33	0.07	0.08	—	0.15	—	15.69	17.35	0.26	0.00*	0.00*	2.36	267,328	32
12-31-16	12.59	0.46•	0.48	0.94	0.01	0.01	—	0.02	—	13.51	7.48	0.33	0.00	0.00	3.53	72,347	64
05-01-15(5) -
12-31-15	13.34	0.36•	(0.92)	(0.56)	—	0.19	—	0.19	—	12.59	(4.23)	2.82	0.00	0.00	4.30	1,196	136

See Accompanying Notes to Financial Statements
21

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio
Class ADV
06-30-20+	11.72	0.09•	(0.58)	(0.49)	—	—	—	—	—	11.23	(4.18)	0.80	0.73	0.73	1.61	164,915	25
12-31-19	10.14	0.17•	2.00	2.17	0.15	0.44	—	0.59	—	11.72	21.91	0.74	0.73	0.73	1.51	186,455	28
12-31-18	11.34	0.16•	(0.94)	(0.78)	0.13	0.29	—	0.42	—	10.14	(7.26)	0.75	0.70	0.70	1.45	176,145	33
12-31-17	9.98	0.15•	1.61	1.76	0.13	0.27	—	0.40	—	11.34	17.95	0.76	0.68	0.68	1.37	215,074	25
12-31-16	10.34	0.19	0.57	0.76	0.19	0.93	—	1.12	—	9.98	7.63	0.76	0.63	0.63	1.86	203,566	41
12-31-15	11.86	0.18	(0.35)	(0.17)	0.15	1.20	—	1.35	—	10.34	(1.91)	0.77	0.64	0.64	1.62	199,097	38
Class I
06-30-20+	12.06	0.12•	(0.59)	(0.47)	—	—	—	—	—	11.59	(3.90)	0.30	0.23	0.23	2.17	62,809	25
12-31-19	10.42	0.24	2.05	2.29	0.21	0.44	—	0.65	—	12.06	22.58	0.24	0.23	0.23	2.00	64,433	28
12-31-18	11.65	0.22	(0.98)	(0.76)	0.18	0.29	—	0.47	—	10.42	(6.86)	0.25	0.20	0.20	1.99	55,982	33
12-31-17	10.23	0.20	1.68	1.88	0.19	0.27	—	0.46	—	11.65	18.65	0.26	0.18	0.18	1.89	58,021	25
12-31-16	10.58	0.25•	0.58	0.83	0.25	0.93	—	1.18	—	10.23	8.12	0.26	0.13	0.13	2.40	47,484	41
12-31-15	12.11	0.25•	(0.37)	(0.12)	0.21	1.20	—	1.41	—	10.58	(1.47)	0.27	0.14	0.14	2.18	37,272	38
Class S
06-30-20+	11.91	0.10•	(0.58)	(0.48)	—	—	—	—	—	11.43	(4.03)	0.55	0.48	0.48	1.87	101,059	25
12-31-19	10.29	0.21	2.03	2.24	0.18	0.44	—	0.62	—	11.91	22.36	0.49	0.48	0.48	1.76	110,305	28
12-31-18	11.51	0.19•	(0.97)	(0.78)	0.15	0.29	—	0.44	—	10.29	(7.12)	0.50	0.45	0.45	1.70	96,259	33
12-31-17	10.11	0.17•	1.66	1.83	0.16	0.27	—	0.43	—	11.51	18.39	0.51	0.43	0.43	1.61	121,702	25
12-31-16	10.47	0.21•	0.58	0.79	0.22	0.93	—	1.15	—	10.11	7.77	0.51	0.38	0.38	2.06	118,463	41
12-31-15	11.99	0.22	(0.36)	(0.14)	0.18	1.20	—	1.38	—	10.47	(1.63)	0.52	0.39	0.39	1.87	129,764	38
Class S2
06-30-20+	11.71	0.10•	(0.59)	(0.49)	—	—	—	—	—	11.22	(4.18)	0.70	0.63	0.63	1.81	34,315	25
12-31-19	10.13	0.18•	2.00	2.18	0.16	0.44	—	0.60	—	11.71	22.09	0.64	0.63	0.63	1.62	33,877	28
12-31-18	11.32	0.17•	(0.94)	(0.77)	0.13	0.29	—	0.42	—	10.13	(7.14)	0.65	0.60	0.60	1.52	29,751	33
12-31-17	9.96	0.16	1.62	1.78	0.15	0.27	—	0.42	—	11.32	18.14	0.66	0.58	0.58	1.50	37,316	25
12-31-16	10.33	0.20	0.56	0.76	0.20	0.93	—	1.13	—	9.96	7.65	0.69	0.53	0.53	2.01	32,558	41
12-31-15	11.83	0.19•	(0.34)	(0.15)	0.15	1.20	—	1.35	—	10.33	(1.78)	0.77	0.54	0.54	1.71	31,067	38
Class Z
06-30-20+	12.20	0.14•	(0.61)	(0.47)	—	—	—	—	—	11.73	(3.85)	0.24	0.00*	0.00*	2.42	711,612	25
12-31-19	10.51	0.27•	2.07	2.34	0.21	0.44	—	0.65	—	12.20	22.88	0.24	0.00*	0.00*	2.31	688,542	28
12-31-18	11.72	0.26•	(1.00)	(0.74)	0.18	0.29	—	0.47	—	10.51	(6.64)	0.25	0.00*	0.00*	2.24	412,024	33
12-31-17	10.27	0.25•	1.66	1.91	0.19	0.27	—	0.46	—	11.72	18.88	0.26	0.00*	0.00*	2.26	327,540	25
12-31-16	10.61	0.34•	0.50	0.84	0.25	0.93	—	1.18	—	10.27	8.21	0.26	0.00	0.00	3.31	101,022	41
05-01-15(5) -
12-31-15	12.66	0.43•	(1.07)	(0.64)	0.21	1.20	—	1.41	—	10.61	(5.49)	0.28	0.00	0.00	6.12	2,456	38

See Accompanying Notes to Financial Statements
22

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio
Class ADV
06-30-20+	16.81	0.13•	(0.95)	(0.82)	—	—	—	—	—	15.99	(4.88)	0.87	0.74	0.74	1.63	21,927	17
12-31-19	14.29	0.24•	3.01	3.25	0.19	0.54	—	0.73	—	16.81	23.19	0.74	0.73	0.73	1.48	24,422	23
12-31-18	16.00	0.23•	(1.45)	(1.22)	0.13	0.36	—	0.49	—	14.29	(7.94)	0.75	0.71	0.71	1.48	15,441	30
12-31-17	13.57	0.21•	2.36	2.57	0.05	0.09	—	0.14	—	16.00	19.05	0.77	0.68	0.68	1.44	11,117	29
12-31-16	12.62	0.29•	0.68	0.97	0.01	0.01	—	0.02	—	13.57	7.67	0.90	0.62	0.62	2.27	5,222	52
12-31-15	13.60	0.52•	(0.73)	(0.21)	0.13	0.64	—	0.77	—	12.62	(1.78)	5.76	0.63	0.63	4.17	1,252	106
Class I
06-30-20+	17.28	0.18•	(0.98)	(0.80)	—	—	—	—	—	16.48	(4.63)	0.37	0.24	0.24	2.29	6,128	17
12-31-19	14.65	0.32•	3.09	3.41	0.24	0.54	—	0.78	—	17.28	23.82	0.24	0.23	0.23	1.95	5,832	23
12-31-18	16.36	0.32•	(1.50)	(1.18)	0.17	0.36	—	0.53	—	14.65	(7.53)	0.25	0.21	0.21	1.97	3,952	30
12-31-17	13.82	0.32•	2.38	2.70	0.07	0.09	—	0.16	—	16.36	19.68	0.27	0.18	0.18	2.12	2,612	29
12-31-16	12.79	0.32•	0.73	1.05	0.01	0.01	—	0.02	—	13.82	8.24	0.40	0.12	0.12	2.43	659	52
12-31-15	13.71	1.29•	(1.47)	(0.18)	0.10	0.64	—	0.74	—	12.79	(1.50)	5.26	0.13	0.13	10.20	165	106
Class S
06-30-20+	17.24	0.16•	(0.98)	(0.82)	—	—	—	—	—	16.42	(4.76)	0.62	0.49	0.49	1.96	10,890	17
12-31-19	14.62	0.28•	3.09	3.37	0.21	0.54	—	0.75	—	17.24	23.53	0.49	0.48	0.48	1.71	11,372	23
12-31-18	16.33	0.26	(1.47)	(1.21)	0.14	0.36	—	0.50	—	14.62	(7.73)	0.50	0.46	0.46	1.64	7,981	30
12-31-17	13.82	0.25•	2.41	2.66	0.06	0.09	—	0.15	—	16.33	19.39	0.52	0.43	0.43	1.64	8,832	29
12-31-16	12.83	0.38•	0.63	1.01	0.01	0.01	—	0.02	—	13.82	7.89	0.65	0.37	0.37	2.85	5,044	52
12-31-15	13.72	0.51•	(0.71)	(0.20)	0.05	0.64	—	0.69	—	12.83	(1.65)	5.51	0.38	0.38	3.95	401	106
Class S2
06-30-20+	16.98	0.15•	(0.97)	(0.82)	—	—	—	—	—	16.16	(4.83)	0.77	0.64	0.64	1.88	2,790	17
12-31-19	14.42	0.24•	3.06	3.30	0.20	0.54	—	0.74	—	16.98	23.36	0.64	0.63	0.63	1.51	2,896	23
12-31-18	16.13	0.23•	(1.46)	(1.23)	0.12	0.36	—	0.48	—	14.42	(7.90)	0.65	0.61	0.61	1.47	1,905	30
12-31-17	13.67	0.23•	2.38	2.61	0.06	0.09	—	0.15	—	16.13	19.21	0.67	0.58	0.58	1.50	1,688	29
12-31-16	12.70	0.34•	0.65	0.99	0.01	0.01	—	0.02	—	13.67	7.82	0.83	0.52	0.52	2.60	651	52
12-31-15	13.62	0.38•	(0.61)	(0.23)	0.05	0.64	—	0.69	—	12.70	(1.88)	5.76	0.53	0.53	2.84	14	106
Class Z
06-30-20+	17.43	0.20•	(0.98)	(0.78)	—	—	—	—	—	16.65	(4.48)	0.24	0.00*	0.00*	2.46	448,032	17
12-31-19	14.74	0.37•	3.10	3.47	0.24	0.54	—	0.78	—	17.43	24.08	0.24	0.00*	0.00*	2.25	426,037	23
12-31-18	16.42	0.36•	(1.51)	(1.15)	0.17	0.36	—	0.53	—	14.74	(7.32)	0.25	0.00*	0.00*	2.22	243,229	30
12-31-17	13.85	0.34•	2.39	2.73	0.07	0.09	—	0.16	—	16.42	19.86	0.27	0.00*	0.00*	2.21	169,065	29
12-31-16	12.80	0.47•	0.61	1.08	0.02	0.01	—	0.03	—	13.85	8.40	0.40	0.00	0.00	3.51	48,146	52
05-01-15(5) -
12-31-15	14.34	0.57•	(1.37)	(0.80)	0.10	0.64	—	0.74	—	12.80	(5.75)	5.12	0.00	0.00	6.74	1,086	106

See Accompanying Notes to Financial Statements
23

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-20+	12.17	0.09•	(0.77)	(0.68)	—	—	—	—	—	11.49	(5.59)	0.81	0.74	0.74	1.59	117,591	15
12-31-19	10.38	0.16•	2.29	2.45	0.14	0.52	—	0.66	—	12.17	24.29	0.73	0.73	0.73	1.39	134,331	24
12-31-18	11.79	0.15•	(1.13)	(0.98)	0.11	0.32	—	0.43	—	10.38	(8.70)	0.74	0.72	0.72	1.31	122,905	31
12-31-17	10.22	0.13•	1.88	2.01	0.12	0.32	—	0.44	—	11.79	19.96	0.75	0.69	0.69	1.20	148,205	25
12-31-16	10.55	0.17	0.61	0.78	0.17	0.94	—	1.11	—	10.22	7.67	0.76	0.64	0.64	1.70	139,777	41
12-31-15	12.16	0.16	(0.34)	(0.18)	0.12	1.31	—	1.43	—	10.55	(2.05)	0.76	0.64	0.64	1.44	133,884	36
Class I
06-30-20+	12.61	0.12•	(0.80)	(0.68)	—	—	—	—	—	11.93	(5.39)	0.31	0.24	0.24	2.15	53,351	15
12-31-19	10.74	0.22	2.38	2.60	0.21	0.52	—	0.73	—	12.61	24.89	0.23	0.23	0.23	1.89	53,784	24
12-31-18	12.17	0.22	(1.16)	(0.94)	0.17	0.32	—	0.49	—	10.74	(8.16)	0.24	0.22	0.22	1.84	43,658	31
12-31-17	10.54	0.20•	1.93	2.13	0.18	0.32	—	0.50	—	12.17	20.48	0.25	0.19	0.19	1.76	48,317	25
12-31-16	10.84	0.24•	0.63	0.87	0.23	0.94	—	1.17	—	10.54	8.29	0.26	0.14	0.14	2.24	35,877	41
12-31-15	12.46	0.25•	(0.38)	(0.13)	0.18	1.31	—	1.49	—	10.84	(1.61)	0.26	0.14	0.14	2.09	27,900	36
Class S
06-30-20+	12.41	0.11•	(0.79)	(0.68)	—	—	—	—	—	11.73	(5.48)	0.56	0.49	0.49	1.85	68,257	15
12-31-19	10.58	0.20	2.33	2.53	0.18	0.52	—	0.70	—	12.41	24.55	0.48	0.48	0.48	1.64	74,022	24
12-31-18	12.00	0.18•	(1.14)	(0.96)	0.14	0.32	—	0.46	—	10.58	(8.44)	0.49	0.47	0.47	1.53	65,002	31
12-31-17	10.40	0.17	1.90	2.07	0.15	0.32	—	0.47	—	12.00	20.21	0.50	0.44	0.44	1.46	87,386	25
12-31-16	10.70	0.21	0.62	0.83	0.19	0.94	—	1.13	—	10.40	8.05	0.51	0.39	0.39	1.91	76,656	41
12-31-15	12.32	0.20	(0.36)	(0.16)	0.15	1.31	—	1.46	—	10.70	(1.86)	0.51	0.39	0.39	1.66	80,586	36
Class S2
06-30-20+	12.19	0.10•	(0.78)	(0.68)	—	—	—	—	—	11.51	(5.58)	0.71	0.64	0.64	1.76	20,262	15
12-31-19	10.41	0.16	2.30	2.46	0.16	0.52	—	0.68	—	12.19	24.34	0.63	0.63	0.63	1.50	20,384	24
12-31-18	11.80	0.16•	(1.12)	(0.96)	0.11	0.32	—	0.43	—	10.41	(8.52)	0.64	0.62	0.62	1.40	16,121	31
12-31-17	10.24	0.14•	1.88	2.02	0.14	0.32	—	0.46	—	11.80	19.97	0.65	0.59	0.59	1.26	19,206	25
12-31-16	10.56	0.20•	0.60	0.80	0.18	0.94	—	1.12	—	10.24	7.88	0.69	0.54	0.54	1.93	18,507	41
12-31-15	12.16	0.18•	(0.35)	(0.17)	0.12	1.31	—	1.43	—	10.56	(1.99)	0.76	0.54	0.54	1.54	16,368	36
Class Z
06-30-20+	12.74	0.14•	(0.81)	(0.67)	—	—	—	—	—	12.07	(5.26)	0.23	0.00*	0.00*	2.43	488,785	15
12-31-19	10.82	0.27•	2.38	2.65	0.21	0.52	—	0.73	—	12.74	25.17	0.23	0.00*	0.00*	2.21	464,683	24
12-31-18	12.24	0.26•	(1.19)	(0.93)	0.17	0.32	—	0.49	—	10.82	(8.03)	0.24	0.00*	0.00*	2.14	273,348	31
12-31-17	10.57	0.24•	1.93	2.17	0.18	0.32	—	0.50	—	12.24	20.81	0.25	0.00*	0.00*	2.12	208,189	25
12-31-16	10.85	0.34•	0.55	0.89	0.23	0.94	—	1.17	—	10.57	8.47	0.26	0.00	0.00	3.21	58,923	41
05-01-15(5) -
12-31-15	13.09	0.59•	(1.34)	(0.75)	0.18	1.31	—	1.49	—	10.85	(6.26)	0.32	0.00	0.00	8.27	544	36

See Accompanying Notes to Financial Statements
24

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio
Class ADV
06-30-20+	17.18	0.13•	(1.17)	(1.04)	—	—	—	—	—	16.14	(6.05)	0.92	0.74	0.74	1.60	16,887	13
12-31-19	14.39	0.24•	3.24	3.48	0.17	0.52	—	0.69	—	17.18	24.60	0.74	0.74	0.74	1.47	17,450	22
12-31-18	16.26	0.22•	(1.62)	(1.40)	0.11	0.36	—	0.47	—	14.39	(8.92)	0.75	0.73	0.73	1.39	11,155	28
12-31-17	13.65	0.20•	2.53	2.73	0.04	0.08	—	0.12	—	16.26	20.12	0.78	0.70	0.70	1.31	7,817	26
12-31-16	12.69	0.27•	0.73	1.00	0.01	0.03	—	0.04	—	13.65	7.94	1.03	0.64	0.64	2.05	3,296	49
12-31-15	13.68	0.44•	(0.68)	(0.24)	0.04	0.71	—	0.75	—	12.69	(1.97)	7.70	0.64	0.64	3.52	666	195
Class I
06-30-20+	17.58	0.17•	(1.19)	(1.02)	—	—	—	—	—	16.56	(5.80)	0.42	0.24	0.24	2.16	6,983	13
12-31-19	14.69	0.32•	3.31	3.63	0.22	0.52	—	0.74	—	17.58	25.21	0.24	0.24	0.24	1.97	6,367	22
12-31-18	16.55	0.30•	(1.65)	(1.35)	0.15	0.36	—	0.51	—	14.69	(8.49)	0.25	0.23	0.23	1.82	3,851	28
12-31-17	13.84	0.31•	2.55	2.86	0.07	0.08	—	0.15	—	16.55	20.75	0.28	0.20	0.20	2.00	3,195	26
12-31-16	12.80	0.33•	0.76	1.09	0.02	0.03	—	0.05	—	13.84	8.52	0.53	0.14	0.14	2.52	950	49
12-31-15	13.79	0.44•	(0.61)	(0.17)	0.11	0.71	—	0.82	—	12.80	(1.45)	7.20	0.14	0.14	3.47	295	195
Class S
06-30-20+	17.53	0.15•	(1.19)	(1.04)	—	—	—	—	—	16.49	(5.93)	0.67	0.49	0.49	1.87	11,154	13
12-31-19	14.65	0.28•	3.31	3.59	0.19	0.52	—	0.71	—	17.53	24.94	0.49	0.49	0.49	1.70	10,885	22
12-31-18	16.51	0.25	(1.63)	(1.38)	0.12	0.36	—	0.48	—	14.65	(8.68)	0.50	0.48	0.48	1.53	7,477	28
12-31-17	13.83	0.24•	2.58	2.82	0.06	0.08	—	0.14	—	16.51	20.47	0.53	0.45	0.45	1.56	8,090	26
12-31-16	12.83	0.37•	0.68	1.05	0.02	0.03	—	0.05	—	13.83	8.20	0.78	0.39	0.39	2.76	3,987	49
12-31-15	13.80	0.55•	(0.74)	(0.19)	0.07	0.71	—	0.78	—	12.83	(1.60)	7.45	0.39	0.39	4.31	254	195
Class S2
06-30-20+	17.26	0.15•	(1.18)	(1.03)	—	—	—	—	—	16.23	(5.97)	0.82	0.64	0.64	1.87	2,659	13
12-31-19	14.45	0.25•	3.25	3.50	0.17	0.52	—	0.69	—	17.26	24.69	0.64	0.64	0.64	1.53	3,072	22
12-31-18	16.30	0.22•	(1.60)	(1.38)	0.11	0.36	—	0.47	—	14.45	(8.80)	0.65	0.63	0.63	1.36	2,023	28
12-31-17	13.68	0.23•	2.52	2.75	0.05	0.08	—	0.13	—	16.30	20.21	0.68	0.60	0.60	1.50	1,973	26
12-31-16	12.71	0.35•	0.67	1.02	0.02	0.03	—	0.05	—	13.68	8.04	0.96	0.54	0.54	2.66	766	49
12-31-15	13.70	0.32•	(0.54)	(0.22)	0.06	0.71	—	0.77	—	12.71	(1.83)	7.70	0.54	0.54	2.43	14	195
Class Z
06-30-20+	17.73	0.19•	(1.21)	(1.02)	—	—	—	—	—	16.71	(5.75)	0.24	0.00*	0.00*	2.41	306,985	13
12-31-19	14.77	0.37•	3.33	3.70	0.22	0.52	—	0.74	—	17.73	25.56	0.24	0.00*	0.00*	2.23	286,945	22
12-31-18	16.60	0.35•	(1.67)	(1.32)	0.15	0.36	—	0.51	—	14.77	(8.28)	0.25	0.00*	0.00*	2.15	153,539	28
12-31-17	13.85	0.33•	2.57	2.90	0.07	0.08	—	0.15	—	16.60	21.03	0.28	0.00*	0.00*	2.13	97,126	26
12-31-16	12.80	0.49•	0.61	1.10	0.02	0.03	—	0.05	—	13.85	8.62	0.53	0.00	0.00	3.63	21,080	49
05-01-15(5) -
12-31-15	14.46	0.61•	(1.45)	(0.84)	0.11	0.71	—	0.82	—	12.80	(6.02)	7.05	0.00	0.00	7.16	576	195

See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio
Class ADV
06-30-20+	15.91	0.12•	(1.10)	(0.98)	—	—	—	—	—	14.93	(6.16)	0.89	0.74	0.74	1.63	51,218	12
12-31-19	13.42	0.22	3.00	3.22	0.15	0.58	—	0.73	—	15.91	24.52	0.74	0.74	0.74	1.40	54,378	20
12-31-18	15.18	0.19	(1.49)	(1.30)	0.12	0.34	—	0.46	—	13.42	(8.87)	0.75	0.73	0.73	1.27	46,688	29
12-31-17	13.01	0.16	2.46	2.62	0.14	0.31	—	0.45	—	15.18	20.37	0.76	0.70	0.70	1.19	52,886	25
12-31-16	13.12	0.22•	0.75	0.97	0.18	0.90	—	1.08	—	13.01	7.61	0.78	0.64	0.64	1.68	43,002	42
12-31-15	14.69	0.20•	(0.45)	(0.25)	0.12	1.20	—	1.32	—	13.12	(2.15)	0.78	0.65	0.65	1.42	37,162	39
Class I
06-30-20+	16.33	0.17•	(1.14)	(0.97)	—	—	—	—	—	15.36	(5.94)	0.39	0.24	0.24	2.23	33,724	12
12-31-19	13.75	0.30•	3.09	3.39	0.23	0.58	—	0.81	—	16.33	25.22	0.24	0.24	0.24	1.95	31,202	20
12-31-18	15.54	0.28•	(1.54)	(1.26)	0.19	0.34	—	0.53	—	13.75	(8.48)	0.25	0.23	0.23	1.82	21,247	29
12-31-17	13.29	0.27•	2.49	2.76	0.20	0.31	—	0.51	—	15.54	21.03	0.26	0.20	0.20	1.87	19,100	25
12-31-16	13.38	0.30•	0.75	1.05	0.24	0.90	—	1.14	—	13.29	8.10	0.28	0.14	0.14	2.24	10,595	42
12-31-15	14.94	0.32•	(0.50)	(0.18)	0.18	1.20	—	1.38	—	13.38	(1.66)	0.28	0.15	0.15	2.23	8,113	39
Class S
06-30-20+	16.13	0.14•	(1.12)	(0.98)	—	—	—	—	—	15.15	(6.08)	0.64	0.49	0.49	1.91	35,304	12
12-31-19	13.59	0.25•	3.06	3.31	0.19	0.58	—	0.77	—	16.13	24.94	0.49	0.49	0.49	1.66	35,423	20
12-31-18	15.36	0.23	(1.51)	(1.28)	0.15	0.34	—	0.49	—	13.59	(8.66)	0.50	0.48	0.48	1.55	26,744	29
12-31-17	13.16	0.20•	2.48	2.68	0.17	0.31	—	0.48	—	15.36	20.63	0.51	0.45	0.45	1.40	29,602	25
12-31-16	13.25	0.25•	0.76	1.01	0.20	0.90	—	1.10	—	13.16	7.89	0.53	0.39	0.39	1.92	23,832	42
12-31-15	14.82	0.21	(0.43)	(0.22)	0.15	1.20	—	1.35	—	13.25	(1.93)	0.53	0.40	0.40	1.55	20,530	39
Class S2
06-30-20+	15.99	0.14•	(1.12)	(0.98)	—	—	—	—	—	15.01	(6.13)	0.79	0.64	0.64	1.87	12,404	12
12-31-19	13.49	0.23•	3.03	3.26	0.18	0.58	—	0.76	—	15.99	24.68	0.64	0.64	0.64	1.53	11,439	20
12-31-18	15.24	0.20•	(1.49)	(1.29)	0.12	0.34	—	0.46	—	13.49	(8.77)	0.65	0.63	0.63	1.30	7,943	29
12-31-17	13.06	0.19•	2.45	2.64	0.15	0.31	—	0.46	—	15.24	20.50	0.66	0.60	0.60	1.35	10,327	25
12-31-16	13.17	0.24•	0.74	0.98	0.19	0.90	—	1.09	—	13.06	7.71	0.71	0.54	0.54	1.87	6,752	42
12-31-15	14.72	0.21•	(0.45)	(0.24)	0.11	1.20	—	1.31	—	13.17	(2.04)	0.78	0.55	0.55	1.50	5,816	39
Class Z
06-30-20+	16.51	0.19•	(1.16)	(0.97)	—	—	—	—	—	15.54	(5.88)	0.24	0.00*	0.00*	2.48	240,185	12
12-31-19	13.86	0.35•	3.11	3.46	0.23	0.58	—	0.81	—	16.51	25.54	0.24	0.00*	0.00*	2.23	217,585	20
12-31-18	15.62	0.33•	(1.56)	(1.23)	0.19	0.34	—	0.53	—	13.86	(8.24)	0.25	0.00*	0.00*	2.15	111,996	29
12-31-17	13.33	0.30•	2.50	2.80	0.20	0.31	—	0.51	—	15.62	21.27	0.26	0.00*	0.00*	2.07	68,540	25
12-31-16	13.40	0.40•	0.67	1.07	0.24	0.90	—	1.14	—	13.33	8.24	0.28	0.00	0.00	3.06	17,543	42
05-01-15(5) -
12-31-15	15.69	0.28•	(1.19)	(0.91)	0.18	1.20	—	1.38	—	13.40	(6.22)	0.30	0.00	0.00	3.14	446	39

See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio
Class ADV
06-30-20+	13.31	0.10•	(0.91)	(0.81)	—	—	—	—	—	12.50	(6.09)	0.94	0.74	0.74	1.62	9,956	20
12-31-19	11.02	0.18•	2.50	2.68	0.09	0.30	—	0.39	—	13.31	24.62	0.77	0.74	0.74	1.45	9,576	36
12-31-18	12.49	0.17•	(1.23)	(1.06)	0.07	0.34	—	0.41	—	11.02	(8.88)	0.81	0.72	0.72	1.42	6,029	40
12-31-17	10.48	0.16•	1.97	2.13	0.03	0.09	—	0.12	—	12.49	20.44	0.90	0.70	0.70	1.40	4,579	51
12-31-16	9.77	0.21•	0.56	0.77	0.02	0.04	—	0.06	—	10.48	7.87	1.91	0.64	0.64	2.06	1,690	63
02-09-15(5) -
12-31-15	10.00	0.20•	(0.43)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.65	0.65	2.29	87	208
Class I
06-30-20+	13.55	0.14•	(0.94)	(0.80)	—	—	—	—	—	12.75	(5.90)	0.44	0.24	0.24	2.26	9,451	20
12-31-19	11.19	0.27•	2.52	2.79	0.13	0.30	—	0.43	—	13.55	25.32	0.27	0.24	0.24	2.18	7,603	36
12-31-18	12.65	0.25•	(1.27)	(1.02)	0.10	0.34	—	0.44	—	11.19	(8.46)	0.31	0.22	0.22	2.05	3,020	40
12-31-17	10.57	0.31•	1.91	2.22	0.05	0.09	—	0.14	—	12.65	21.11	0.40	0.20	0.20	2.60	1,563	51
12-31-16	9.82	0.26•	0.54	0.80	0.01	0.04	—	0.05	—	10.57	8.24	1.41	0.14	0.14	2.52	146	63
02-09-15(5) -
12-31-15	10.00	0.51•	(0.69)	(0.18)	—	—	—	—	—	9.82	(1.80)	36.01	0.15	0.15	5.86	32	208
Class S
06-30-20+	13.41	0.12•	(0.92)	(0.80)	—	—	—	—	—	12.61	(5.97)	0.69	0.49	0.49	1.98	6,853	20
12-31-19	11.10	0.22•	2.50	2.72	0.11	0.30	—	0.41	—	13.41	24.87	0.52	0.49	0.49	1.74	5,693	36
12-31-18	12.56	0.21•	(1.25)	(1.04)	0.08	0.34	—	0.42	—	11.10	(8.66)	0.56	0.47	0.47	1.70	3,057	40
12-31-17	10.52	0.18•	1.99	2.17	0.04	0.09	—	0.13	—	12.56	20.76	0.65	0.45	0.45	1.51	2,294	51
12-31-16	9.79	0.25•	0.54	0.79	0.02	0.04	—	0.06	—	10.52	8.06	1.66	0.39	0.39	2.46	863	63
02-09-15(5) -
12-31-15	10.00	0.58•	(0.79)	(0.21)	—	—	—	—	—	9.79	(2.10)	36.26	0.40	0.40	6.61	131	208
Class S2
06-30-20+	13.37	0.11•	(0.93)	(0.82)	—	—	—	—	—	12.55	(6.13)	0.84	0.64	0.64	1.83	1,437	20
12-31-19	11.07	0.19•	2.51	2.70	0.10	0.30	—	0.40	—	13.37	24.76	0.67	0.64	0.64	1.56	1,545	36
12-31-18	12.51	0.15•	(1.20)	(1.05)	0.05	0.34	—	0.39	—	11.07	(8.75)	0.71	0.62	0.62	1.18	751	40
12-31-17	10.50	0.20•	1.95	2.15	0.05	0.09	—	0.14	—	12.51	20.54	0.80	0.60	0.60	1.68	993	51
12-31-16	9.77	0.26•	0.51	0.77	—	0.04	—	0.04	—	10.50	7.92	1.84	0.54	0.54	2.61	139	63
02-09-15(5) -
12-31-15	10.00	0.06•	(0.29)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.55	0.55	0.73	4	208

See Accompanying Notes to Financial Statements
27

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class Z
06-30-20+	13.67	0.15•	(0.94)	(0.79)	—	—	—	—	—	12.88	(5.78)	0.26	0.00*	0.00*	2.49	103,996	20
12-31-19	11.26	0.29•	2.55	2.84	0.13	0.30	—	0.43	—	13.67	25.61	0.27	0.00*	0.00*	2.31	84,826	36
12-31-18	12.70	0.29•	(1.29)	(1.00)	0.10	0.34	—	0.44	—	11.26	(8.27)	0.31	0.00*	0.00*	2.29	32,971	40
12-31-17	10.60	0.26•	1.98	2.24	0.05	0.09	—	0.14	—	12.70	21.24	0.40	0.00*	0.00*	2.16	15,056	51
12-31-16	9.82	0.50•	0.34	0.84	0.02	0.04	—	0.06	—	10.60	8.58	1.41	0.00	0.00	4.95	3,068	63
05-01-15(5) -
12-31-15	10.46	0.03•	(0.67)	(0.64)	—	—	—	—	—	9.82	(6.12)	35.54	0.00	0.00	0.52	143	208

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-nine active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2020 Portfolio (“Index Solution 2020”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”) and Voya Index Solution 2060 Portfolio (“Index Solution 2060”), each a diversified series of the Company. On close of business August 7, 2020, Index Solution 2020 merged into Index Solution Income.
Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055 and Index Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, each Portfolio used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Each Portfolio had purchased and sold futures contracts on various equity indices and various U.S.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2020, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased and sold at June 30, 2020.
	Purchased	Sold
Index Solution Income	$45,322,411	$24,057,609
Index Solution 2020	35,089,356	22,018,378
Index Solution 2025	48,334,762	48,304,530
Index Solution 2030	26,339,745	26,276,694
Index Solution 2035	45,601,935	45,713,156
Index Solution 2040	27,379,090	27,324,203
Index Solution 2045	40,274,507	40,263,680
Index Solution 2050	16,803,252	16,853,636
Index Solution 2055	18,265,762	18,292,898
Index Solution 2060	4,538,123	4,531,250
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2020, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Index Solution Income	$145,277,646	$114,849,914
Index Solution 2020	175,006,473	152,797,711
Index Solution 2025	322,467,317	314,669,667
Index Solution 2030	215,851,460	166,460,954
Index Solution 2035	291,887,555	253,470,626
Index Solution 2040	118,922,777	78,557,964
Index Solution 2045	151,833,203	109,291,789
Index Solution 2050	78,077,977	39,522,109
Index Solution 2055	82,042,722	39,405,759
Index Solution 2060	49,693,555	22,220,960
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portoflios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	36.00%
	Index Solution 2020	10.80
	Index Solution 2025	16.31
	Index Solution 2030	9.16
	Index Solution 2035	13.73
	Index Solution 2040	7.74
	Index Solution 2045	12.30
	Index Solution 2050	7.93
	Index Solution 2055	9.64
	Index Solution 2060	9.02
Voya Retirement Insurance and Annuity Company	Index Solution Income	63.96
	Index Solution 2020	89.20
	Index Solution 2025	83.69
	Index Solution 2030	90.84
	Index Solution 2035	86.24
	Index Solution 2040	92.26
	Index Solution 2045	87.70
	Index Solution 2050	92.07
	Index Solution 2055	90.36
	Index Solution 2060	90.98
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January, 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Solution Income	$50,335
Index Solution 2020	13,674
Index Solution 2025	87,819
Index Solution 2030	26,552
Index Solution 2035	100,707
Index Solution 2040	26,641
Index Solution 2045	100,729
Index Solution 2050	32,428
Index Solution 2055	97,264
Index Solution 2060	21,921
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding, except for Class Z, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed in the table below.
Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z (3)(4)
Index Solution Income	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2020	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2025	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2030	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2035	0.89%	0.39%	0.64%	0.79%	0.00%

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z (3)(4)
Index Solution 2040	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2045	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2050	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2055	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2060	0.89%	0.39%	0.64%	0.79%	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(3)
Pursuant to a side letter agreement, through May 1, 2021, the Investment Adviser has agreed to waive all or a portion of the management fee so that the direct expense limits are 0.00% for all Portfolios. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests, investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Portfolio’s business.

The Expense Limitation Agreement is contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios utilized the line of credit during the six months ended June 30, 2020 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution Income	12	$2,237,167	1.06%
Index Solution 2020	12	940,333	1.09
Index Solution 2025	23	2,421,783	1.29
Index Solution 2030	16	1,632,063	1.22
Index Solution 2035	23	2,237,609	1.33
Index Solution 2040	18	1,108,833	1.26
Index Solution 2045	22	1,346,864	1.32
Index Solution 2050	10	889,800	1.10
Index Solution 2055	9	671,667	1.14
Index Solution 2060	1	2,470,000	1.04

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2020	399,204	—	—	(880,581)	(481,377)	4,171,586	—	—	(9,103,044)	(4,931,458)
12/31/2019	429,206	—	253,246	(2,074,088)	(1,391,636)	4,386,134	—	2,575,512	(21,252,132)	(14,290,486)
Class I
6/30/2020	86,663	—	—	(174,862)	(88,199)	924,479	—	—	(1,850,879)	(926,400)
12/31/2019	276,159	—	68,384	(752,288)	(407,745)	2,910,332	—	711,876	(7,869,411)	(4,247,203)
Class S
6/30/2020	163,679	—	—	(707,558)	(543,879)	1,713,406	—	—	(7,503,552)	(5,790,146)
12/31/2019	344,355	—	467,397	(2,404,332)	(1,592,580)	3,569,721	—	4,823,540	(25,166,525)	(16,773,264)
35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income (continued)
Class S2
6/30/2020	182,372	—	—	(212,232)	(29,860)	1,895,221	—	—	(2,154,983)	(259,762)
12/31/2019	598,934	—	29,052	(1,518,193)	(890,207)	6,080,050	—	293,428	(15,276,480)	(8,903,002)
Class Z
6/30/2020	2,420,735	—	—	(1,597,306)	823,429	26,244,514	—	—	(17,168,841)	9,075,673
12/31/2019	5,140,709	—	720,770	(2,659,126)	3,202,353	54,538,212	—	7,575,291	(28,267,824)	33,845,679
Index Solution 2020
Class ADV
6/30/2020	425,567	—	—	(460,975)	(35,408)	5,508,230	—	—	(6,053,982)	(545,752)
12/31/2019	552,124	—	79,966	(512,630)	119,460	7,229,032	—	1,033,955	(6,692,240)	1,570,747
Class I
6/30/2020	62,779	—	—	(167,942)	(105,163)	863,780	—	—	(2,227,589)	(1,363,809)
12/31/2019	242,324	—	21,555	(350,324)	(86,445)	3,227,918	—	285,814	(4,653,181)	(1,139,449)
Class S
6/30/2020	156,161	—	—	(99,748)	56,413	2,125,890	—	—	(1,359,412)	766,478
12/31/2019	259,455	—	21,705	(621,284)	(340,124)	3,464,997	—	287,380	(8,375,220)	(4,622,843)
Class S2
6/30/2020	310,315	—	—	(199,418)	110,897	4,171,357	—	—	(2,616,140)	1,555,217
12/31/2019	539,783	—	18,603	(365,198)	193,188	7,159,978	—	244,252	(4,793,498)	2,610,732
Class Z
6/30/2020	2,884,168	—	—	(2,596,738)	287,430	39,951,592	—	—	(35,534,466)	4,417,126
12/31/2019	7,258,308	—	1,004,544	(2,328,078)	5,934,774	98,070,145	—	13,430,758	(31,669,941)	79,830,962
Index Solution 2025
Class ADV
6/30/2020	1,159,432	—	—	(2,500,152)	(1,340,720)	12,659,442	—	—	(26,457,873)	(13,798,431)
12/31/2019	1,306,445	—	896,085	(4,586,291)	(2,383,761)	14,084,744	—	9,444,733	(49,592,340)	(26,062,863)
Class I
6/30/2020	291,836	—	—	(742,815)	(450,979)	3,217,544	—	—	(7,880,334)	(4,662,790)
12/31/2019	853,962	—	290,116	(1,416,613)	(272,535)	9,439,730	—	3,130,351	(15,537,805)	(2,967,724)
Class S
6/30/2020	502,626	—	—	(1,160,947)	(658,321)	5,462,811	—	—	(12,638,836)	(7,176,025)
12/31/2019	1,091,410	—	625,147	(1,951,305)	(234,748)	11,938,477	—	6,676,575	(21,485,005)	(2,869,953)
Class S2
6/30/2020	550,760	—	—	(404,130)	146,630	5,933,023	—	—	(4,250,315)	1,682,708
12/31/2019	1,196,949	—	144,634	(1,014,888)	326,695	12,827,457	—	1,517,211	(10,877,777)	3,466,891
Class Z
6/30/2020	6,176,464	—	—	(3,771,704)	2,404,760	68,984,126	—	—	(40,588,859)	28,395,267
12/31/2019	15,034,022	—	2,941,044	(2,829,426)	15,145,640	167,306,106	—	32,027,968	(31,666,179)	167,667,895
Index Solution 2030
Class ADV
6/30/2020	423,495	—	—	(382,211)	41,284	6,290,269	—	—	(5,477,662)	812,607
12/31/2019	779,706	—	93,857	(534,788)	338,775	11,843,916	—	1,389,077	(8,052,836)	5,180,157
Class I
6/30/2020	106,588	—	—	(110,267)	(3,679)	1,551,937	—	—	(1,661,705)	(109,768)
12/31/2019	184,888	—	23,493	(122,570)	85,811	2,862,886	—	357,097	(1,912,146)	1,307,837
Class S
6/30/2020	172,610	—	—	(129,561)	43,049	2,672,972	—	—	(2,016,195)	656,777
12/31/2019	337,511	—	39,452	(276,422)	100,541	5,151,445	—	596,130	(4,284,296)	1,463,279
Class S2
6/30/2020	201,654	—	—	(57,153)	144,501	3,074,754	—	—	(859,618)	2,215,136
12/31/2019	328,496	—	15,982	(149,994)	194,484	5,025,721	—	238,292	(2,266,159)	2,997,854
Class Z
6/30/2020	3,794,526	—	—	(1,140,660)	2,653,866	60,280,915	—	—	(16,946,787)	43,334,128
12/31/2019	9,483,023	—	1,435,806	(1,471,224)	9,447,605	147,799,226	—	21,967,828	(23,079,274)	146,687,780
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2035
Class ADV
6/30/2020	643,180	—	—	(1,865,063)	(1,221,883)	7,105,416	—	—	(20,171,728)	(13,066,312)
12/31/2019	1,315,919	—	863,486	(3,653,364)	(1,473,959)	14,661,352	—	9,351,556	(40,954,360)	(16,941,452)
Class I
6/30/2020	504,098	—	—	(424,702)	79,396	5,714,615	—	—	(4,647,926)	1,066,689
12/31/2019	947,979	—	287,866	(1,266,807)	(30,962)	10,999,071	—	3,201,072	(14,478,364)	(278,221)
Class S
6/30/2020	332,571	—	—	(749,005)	(416,434)	3,729,735	—	—	(8,234,026)	(4,504,291)
12/31/2019	1,106,775	—	534,610	(1,730,144)	(88,759)	12,473,584	—	5,875,369	(19,830,618)	(1,481,665)
Class S2
6/30/2020	325,768	—	—	(161,747)	164,021	3,527,302	—	—	(1,688,696)	1,838,606
12/31/2019	914,074	—	142,926	(1,101,673)	(44,673)	10,113,557	—	1,545,029	(12,270,996)	(612,410)
Class Z
6/30/2020	6,238,264	—	—	(2,016,610)	4,221,654	71,719,317	—	—	(22,581,556)	49,137,761
12/31/2019	16,366,911	—	2,860,076	(1,990,688)	17,236,299	189,204,678	—	32,118,650	(22,761,257)	198,562,071
Index Solution 2040
Class ADV
6/30/2020	190,269	—	—	(272,399)	(82,130)	2,982,486	—	—	(4,255,435)	(1,272,949)
12/31/2019	552,733	—	61,180	(241,519)	372,394	8,729,051	—	944,613	(3,842,615)	5,831,049
Class I
6/30/2020	93,673	—	—	(59,414)	34,259	1,423,758	—	—	(944,422)	479,336
12/31/2019	145,117	—	13,556	(90,899)	67,774	2,366,891	—	214,734	(1,488,574)	1,093,051
Class S
6/30/2020	133,093	—	—	(129,775)	3,318	2,145,569	—	—	(2,073,557)	72,012
12/31/2019	244,414	—	29,224	(159,715)	113,923	3,925,638	—	462,330	(2,634,249)	1,753,719
Class S2
6/30/2020	36,403	—	—	(34,329)	2,074	572,039	—	—	(532,854)	39,185
12/31/2019	77,278	—	7,594	(46,375)	38,497	1,232,685	—	118,389	(741,409)	609,665
Class Z
6/30/2020	3,174,581	—	—	(704,934)	2,469,647	51,773,621	—	—	(11,300,540)	40,473,081
12/31/2019	7,890,571	—	1,030,963	(981,712)	7,939,822	128,721,901	—	16,464,473	(16,350,601)	128,835,773
Index Solution 2045
Class ADV
6/30/2020	463,241	—	—	(1,266,025)	(802,784)	5,267,986	—	—	(14,070,581)	(8,802,595)
12/31/2019	1,000,157	—	662,137	(2,459,840)	(797,546)	11,532,760	—	7,369,585	(28,281,090)	(9,378,745)
Class I
6/30/2020	415,478	—	—	(210,098)	205,380	4,897,023	—	—	(2,300,822)	2,596,201
12/31/2019	862,366	—	237,448	(898,357)	201,457	10,387,389	—	2,733,025	(10,640,649)	2,479,765
Class S
6/30/2020	303,201	—	—	(448,916)	(145,715)	3,397,712	—	—	(4,963,251)	(1,565,539)
12/31/2019	808,784	—	373,877	(1,361,178)	(178,517)	9,435,178	—	4,239,765	(16,086,808)	(2,411,865)
Class S2
6/30/2020	257,507	—	—	(169,817)	87,690	2,892,018	—	—	(1,783,208)	1,108,810
12/31/2019	538,466	—	96,125	(511,082)	123,509	6,197,030	—	1,070,837	(5,925,703)	1,342,164
Class Z
6/30/2020	4,703,580	—	—	(686,513)	4,017,067	55,254,198	—	—	(8,170,912)	47,083,286
12/31/2019	10,392,563	—	1,964,446	(1,138,487)	11,218,522	124,189,502	—	22,826,868	(13,828,432)	133,187,938
Index Solution 2050
Class ADV
6/30/2020	159,551	—	—	(128,905)	30,646	2,505,331	—	—	(1,997,433)	507,898
12/31/2019	371,643	—	40,749	(172,005)	240,387	5,955,644	—	639,345	(2,765,757)	3,829,232
Class I
6/30/2020	91,733	—	—	(32,135)	59,598	1,421,829	—	—	(506,241)	915,588
12/31/2019	152,475	—	12,873	(65,377)	99,971	2,524,060	—	206,350	(1,073,358)	1,657,052
37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2050 (continued)
Class S
6/30/2020	160,041	—	—	(104,411)	55,630	2,588,110	—	—	(1,649,110)	939,000
12/31/2019	238,456	—	25,693	(153,567)	110,582	3,887,844	—	410,826	(2,559,815)	1,738,855
Class S2
6/30/2020	37,955	—	—	(52,002)	(14,047)	595,090	—	—	(791,227)	(196,137)
12/31/2019	65,496	—	7,195	(34,778)	37,913	1,052,508	—	113,385	(560,443)	605,450
Class Z
6/30/2020	2,507,668	—	—	(326,906)	2,180,762	41,091,894	—	—	(5,304,403)	35,787,491
12/31/2019	5,671,663	—	622,415	(501,311)	5,792,767	93,244,413	—	10,045,779	(8,141,951)	95,148,241
Index Solution 2055
Class ADV
6/30/2020	279,187	—	—	(265,969)	13,218	4,106,196	—	—	(3,702,181)	404,015
12/31/2019	652,853	—	172,207	(888,098)	(63,038)	9,717,453	—	2,502,162	(13,297,717)	(1,078,102)
Class I
6/30/2020	354,920	—	—	(70,105)	284,815	5,317,352	—	—	(1,014,882)	4,302,470
12/31/2019	650,507	—	84,885	(369,735)	365,657	10,030,676	—	1,263,096	(5,591,839)	5,701,933
Class S
6/30/2020	275,790	—	—	(141,994)	133,796	4,073,662	—	—	(2,010,033)	2,063,629
12/31/2019	546,907	—	111,958	(429,858)	229,007	8,259,023	—	1,646,898	(6,612,048)	3,293,873
Class S2
6/30/2020	197,273	—	—	(86,332)	110,941	2,848,861	—	—	(1,218,069)	1,630,792
12/31/2019	205,630	—	34,209	(113,342)	126,497	3,077,638	—	499,112	(1,704,745)	1,872,005
Class Z
6/30/2020	2,480,052	—	—	(210,309)	2,269,743	37,146,986	—	—	(3,289,774)	33,857,212
12/31/2019	4,793,751	—	587,065	(278,473)	5,102,343	73,784,261	—	8,817,712	(4,246,064)	78,355,909
Index Solution 2060
Class ADV
6/30/2020	168,073	—	—	(90,865)	77,208	2,055,679	—	—	(1,062,967)	992,712
12/31/2019	317,214	—	20,003	(164,963)	172,254	3,909,266	—	242,830	(2,020,412)	2,131,684
Class I
6/30/2020	225,793	—	—	(45,902)	179,891	2,743,502	—	—	(580,991)	2,162,511
12/31/2019	353,320	—	12,950	(74,873)	291,397	4,463,917	—	159,806	(953,982)	3,669,741
Class S
6/30/2020	172,659	—	—	(53,522)	119,137	2,094,079	—	—	(624,572)	1,469,507
12/31/2019	254,537	—	12,052	(117,649)	148,940	3,168,198	—	147,396	(1,481,343)	1,834,251
Class S2
6/30/2020	32,297	—	—	(33,449)	(1,152)	389,287	—	—	(393,053)	(3,766)
12/31/2019	69,509	—	3,392	(25,200)	47,701	856,258	—	41,350	(320,606)	577,002
Class Z
6/30/2020	2,009,189	—	—	(140,991)	1,868,198	24,788,569	—	—	(1,663,548)	23,125,021
12/31/2019	3,244,883	—	167,597	(133,470)	3,279,010	41,071,313	—	2,083,235	(1,681,534)	41,473,014
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Solution Income	$10,295,056	$5,684,591	$11,267,338	$5,271,803
Index Solution 2020	6,700,852	8,581,307	7,762,271	3,656,660
Index Solution 2025	18,244,079	34,552,759	16,420,643	17,260,853
Index Solution 2030	8,520,783	16,027,641	7,286,508	5,987,198
Index Solution 2035	16,878,390	35,213,286	13,230,213	18,497,000
Index Solution 2040	5,662,718	12,541,821	4,272,668	4,136,203
Index Solution 2045	11,097,465	27,142,615	7,788,467	13,496,231
Index Solution 2050	3,484,421	7,931,264	2,378,676	2,661,290
Index Solution 2055	4,152,226	10,576,754	2,528,304	4,457,532
Index Solution 2060	846,182	1,828,435	842,040	465,057
The tax-basis components of distributable earnings as of December 31, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$9,798,093	$8,291,781	$13,412,952
Index Solution 2020	8,084,244	8,184,505	15,948,963
Index Solution 2025	21,041,211	31,348,438	60,552,784
Index Solution 2030	11,710,686	18,867,824	33,320,163
Index Solution 2035	19,545,411	38,648,904	75,654,668
Index Solution 2040	8,468,164	15,754,046	27,516,478
Index Solution 2045	12,787,691	29,316,408	55,183,993
Index Solution 2050	5,635,290	11,097,094	19,211,650
Index Solution 2055	5,772,195	12,919,001	23,686,123
Index Solution 2060	2,017,949	3,178,024	5,752,165
At December 31, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2020 no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 12 — LIQUIDITY (continued)

the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 13 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2020, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.1729	$0.0153	$0.1931	August 5, 2020	August 3, 2020
Class I	$0.2321	$0.0153	$0.1931	August 5, 2020	August 3, 2020
Class S	$0.2026	$0.0153	$0.1931	August 5, 2020	August 3, 2020
Class S2	$0.1818	$0.0153	$0.1931	August 5, 2020	August 3, 2020
Class Z	$0.2321	$0.0153	$0.1931	August 5, 2020	August 3, 2020
Index Solution 2020
Class ADV	$0.2086	$—	$0.2722	August 5, 2020	August 3, 2020
Class I	$0.2749	$—	$0.2722	August 5, 2020	August 3, 2020
Class S	$0.2391	$—	$0.2722	August 5, 2020	August 3, 2020
Class S2	$0.2391	$—	$0.2722	August 5, 2020	August 3, 2020
Class Z	$0.2749	$—	$0.2722	August 5, 2020	August 3, 2020
Class ADV	$0.1696	$0.0397	$0.3078	August 7, 2020	August 5, 2020
Class I	$0.2098	$0.0397	$0.3078	August 7, 2020	August 5, 2020
Class S	$0.1918	$0.0397	$0.3078	August 7, 2020	August 5, 2020
Class S2	$0.1801	$0.0397	$0.3078	August 7, 2020	August 5, 2020
Class Z	$0.2142	$0.0397	$0.3078	August 7, 2020	August 5, 2020
Index Solution 2025
Class ADV	$0.1711	$—	$0.3259	August 5, 2020	August 3, 2020
Class I	$0.2335	$—	$0.3259	August 5, 2020	August 3, 2020
Class S	$0.2041	$—	$0.3259	August 5, 2020	August 3, 2020
Class S2	$0.1960	$—	$0.3259	August 5, 2020	August 3, 2020
Class Z	$0.2335	$—	$0.3259	August 5, 2020	August 3, 2020
Index Solution 2030
Class ADV	$0.2251	$—	$0.4602	August 5, 2020	August 3, 2020
Class I	$0.2907	$—	$0.4602	August 5, 2020	August 3, 2020
Class S	$0.2547	$—	$0.4602	August 5, 2020	August 3, 2020
Class S2	$0.2542	$—	$0.4602	August 5, 2020	August 3, 2020
Class Z	$0.2907	$—	$0.4602	August 5, 2020	August 3, 2020
Index Solution 2035
Class ADV	$0.1618	$—	$0.4187	August 5, 2020	August 3, 2020
Class I	$0.2261	$—	$0.4187	August 5, 2020	August 3, 2020
Class S	$0.1949	$—	$0.4187	August 5, 2020	August 3, 2020
Class S2	$0.1861	$—	$0.4187	August 5, 2020	August 3, 2020
Class Z	$0.2261	$—	$0.4187	August 5, 2020	August 3, 2020
Index Solution 2040
Class ADV	$0.2166	$—	$0.5308	August 5, 2020	August 3, 2020
41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Class I	$0.2900	$—	$0.5308	August 5, 2020	August 3, 2020
Class S	$0.2514	$—	$0.5308	August 5, 2020	August 3, 2020
Class S2	$0.2353	$—	$0.5308	August 5, 2020	August 3, 2020
Class Z	$0.2900	$—	$0.5308	August 5, 2020	August 3, 2020
Index Solution 2045
Class ADV	$0.1531	$—	$0.4663	August 5, 2020	August 3, 2020
Class I	$0.2179	$—	$0.4663	August 5, 2020	August 3, 2020
Class S	$0.1864	$—	$0.4663	August 5, 2020	August 3, 2020
Class S2	$0.1774	$—	$0.4663	August 5, 2020	August 3, 2020
Class Z	$0.2179	$—	$0.4663	August 5, 2020	August 3, 2020
Index Solution 2050
Class ADV	$0.2037	$0.0013	$0.5314	August 5, 2020	August 3, 2020
Class I	$0.2738	$0.0013	$0.5314	August 5, 2020	August 3, 2020
Class S	$0.2377	$0.0013	$0.5314	August 5, 2020	August 3, 2020
Class S2	$0.2131	$0.0013	$0.5314	August 5, 2020	August 3, 2020
Class Z	$0.2738	$0.0013	$0.5314	August 5, 2020	August 3, 2020
Index Solution 2055
Class ADV	$0.1753	$—	$0.5268	August 5, 2020	August 3, 2020
Class I	$0.2510	$—	$0.5268	August 5, 2020	August 3, 2020
Class S	$0.2159	$—	$0.5268	August 5, 2020	August 3, 2020
Class S2	$0.2046	$—	$0.5268	August 5, 2020	August 3, 2020
Class Z	$0.2510	$—	$0.5268	August 5, 2020	August 3, 2020
Index Solution 2060
Class ADV	$0.1207	$0.0293	$0.3010	August 5, 2020	August 3, 2020
Class I	$0.1671	$0.0293	$0.3010	August 5, 2020	August 3, 2020
Class S	$0.1464	$0.0293	$0.3010	August 5, 2020	August 3, 2020
Class S2	$0.1265	$0.0293	$0.3010	August 5, 2020	August 3, 2020
Class Z	$0.1671	$0.0293	$0.3010	August 5, 2020	August 3, 2020
Merger: On August 7, 2020, Index Solution Income (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Index Solution 2020 (“Acquired Portfolio”), an open-end investment company that is included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2020, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended August 7, 2020, are as follows (Unaudited):

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Net investment income	$12,166,746
Net realized and unrealized loss on investments	$36,125,792
Net decrease in net assets resulting from operations	$48,292,538
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 7, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$441,776	$489,072	$0	$34,254	1.2354
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $930,848,682.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.8%
102,180	iShares 20+ Year Treasury Bond ETF	$16,750,367	3.5
277,046	Schwab U.S. TIPS ETF	16,628,301	3.5
499,625	Xtrackers USD High Yield Corporate Bond ETF	23,357,469	4.8
	Total Exchange-Traded Funds (Cost $55,036,004)	56,736,137	11.8
MUTUAL FUNDS: 86.8%
	Affiliated Investment Companies: 86.8%
878,234	Voya Emerging Markets Index Portfolio - Class P2	9,467,364	2.0
4,057,777	Voya International Index Portfolio - Class P2	37,534,441	7.8
4,816,849	Voya Short Term Bond Fund - Class P2	47,590,470	9.9
20,065,379	Voya U.S. Bond Index Portfolio - Class P2	228,945,974	47.5
5,721,902	Voya U.S. Stock Index Portfolio - Class P2	94,525,825	19.6
	Total Mutual Funds (Cost $396,779,937)	418,064,074	86.8

Shares		Value	Percentage of Net Assets
	Total Long-Term Investments (Cost $451,815,941)	$474,800,211	98.6
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
968,605 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $968,605)	968,605	0.2
	Total Short-Term Investments (Cost $968,605)	968,605	0.2
	Total Investments in Securities (Cost $452,784,546)	$475,768,816	98.8
	Assets in Excess of Other Liabilities	5,576,481	1.2
	Net Assets	$481,345,297	100.0

(1)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$56,736,137	$—	$—	$56,736,137
Mutual Funds	418,064,074	—	—	418,064,074
Short-Term Investments	968,605	—	—	968,605
Total Investments, at fair value	$475,768,816	$—	$—	$475,768,816
Other Financial Instruments+
Futures	524,884	—	—	524,884
Total Assets	$476,293,700	$—	$—	$476,293,700
Liabilities Table
Other Financial Instruments+
Futures	$(166,406)	$—	$—	$(166,406)
Total Liabilities	$(166,406)	$—	$—	$(166,406)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$9,949,232	$1,946,937	$(1,394,968)	$(1,033,837)	$9,467,364	$359,486	$(115,172)	$—
Voya International Index Portfolio - Class P2	33,772,074	12,085,466	(4,165,943)	(4,157,156)	37,534,441	1,137,182	149,699	—
Voya Short Term Bond - Class P2	33,044,213	21,754,219	(7,692,509)	484,547	47,590,470	495,350	(223,491)	—
Voya U.S. Bond Index Portfolio - Class P2	211,044,886	39,097,506	(29,093,791)	7,897,373	228,945,974	3,116,317	1,841,099	—
Voya U.S. Stock Index Portfolio - Class P2	100,681,018	22,731,522	(26,503,931)	(2,382,784)	94,525,825	—	(10,686)	—
Voya High Yeild Bond - Class R6	—	4,397,758	(4,397,758)	—	—	26,193	354,124	—
	$388,491,423	$102,013,408	$(73,248,900)	$808,143	$418,064,074	$5,134,528	$1,995,573	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	265	09/18/20	$19,048,200	$255,619
S&P 500® E-Mini	76	09/18/20	11,742,760	106,825
U.S. Treasury Ultra Long Bond	44	09/21/20	9,598,875	(72,054)
			$40,389,835	$290,390
Short Contracts:
Mini MSCI EAFE Index	(158)	09/18/20	(14,049,360)	162,440
Mini MSCI Emerging Markets Index	(143)	09/18/20	(7,047,755)	(29,232)
U.S. Treasury 10-Year Note	(137)	09/21/20	(19,066,547)	(65,120)
			$(40,163,662)	$68,088
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$524,884
Total Asset Derivatives		$524,884
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$29,232
Interest rate contracts	Net Assets — Unrealized depreciation*	137,174
Total Liability Derivatives		$166,406

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(565,309)
Interest rate contracts	1,546,797
Total	$981,488

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$408,567
Interest rate contracts	92,089
Total	$500,656
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $461,192,097.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,323,417
Gross Unrealized Depreciation	(9,388,221)
Net Unrealized Appreciation	$14,935,196
See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.8%
90,353	iShares 20+ Year Treasury Bond ETF	$14,811,567	3.5
244,980	Schwab U.S. TIPS ETF	14,703,699	3.4
441,797	Xtrackers USD High Yield Corporate Bond ETF	20,654,010	4.9
	Total Exchange-Traded Funds (Cost $49,168,125)	50,169,276	11.8
MUTUAL FUNDS: 86.8%
	Affiliated Investment Companies: 86.8%
775,880	Voya Emerging Markets Index Portfolio - Class P2	8,363,988	2.0
3,583,323	Voya International Index Portfolio - Class P2	33,145,740	7.8
4,250,496	Voya Short Term Bond Fund - Class P2	41,994,896	9.9
17,698,736	Voya U.S. Bond Index Portfolio - Class P2	201,942,572	47.5
5,045,137	Voya U.S. Stock Index Portfolio - Class P2	83,345,667	19.6
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Total Mutual Funds (Cost $352,863,599)	$368,792,863	86.8
	Total Long-Term Investments (Cost $402,031,724)	418,962,139	98.6
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
804,109 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $804,109)	804,109	0.2
	Total Short-Term Investments (Cost $804,109)	804,109	0.2
	Total Investments in Securities (Cost $402,835,833)	$419,766,248	98.8
	Assets in Excess of Other Liabilities	4,939,858	1.2
	Net Assets	$424,706,106	100.0

(1)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,169,276	$—	$—	$50,169,276
Mutual Funds	368,792,863	—	—	368,792,863
Short-Term Investments	804,109	—	—	804,109
Total Investments, at fair value	$419,766,248	$—	$—	$419,766,248
Other Financial Instruments+
Futures	462,796	—	—	462,796
Total Assets	$420,229,044	$—	$—	$420,229,044
Liabilities Table
Other Financial Instruments+
Futures	$(145,638)	$—	$—	$(145,638)
Total Liabilities	$(145,638)	$—	$—	$(145,638)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$10,803,361	$2,208,879	$(3,572,534)	$(1,075,718)	$8,363,988	$311,241	$(206,211)	$—
Voya International Index Portfolio - Class P2	31,463,111	10,824,608	(6,264,028)	(2,877,951)	33,145,740	992,485	(856,760)	—
Voya Russell Mid Cap Index Portfolio - Class P2	4,187,602	750,064	(4,885,889)	(51,777)	—	—	(301,769)	—
Voya Short Term Bond Fund - Class P2	16,121,545	30,340,476	(4,941,008)	473,883	41,994,896	368,322	(56,276)	—
Voya U.S. Bond Index Portfolio - Class P2	170,365,098	57,063,802	(31,692,820)	6,206,492	201,942,572	2,642,460	1,825,382	—
Voya U.S. Stock Index Portfolio - Class P2	106,584,721	26,431,554	(45,332,329)	(4,338,279)	83,345,667	—	1,241,520	—
Voya High Yeild Bond-Class R6	—	3,864,747	(3,864,747)	—	—	22,760	309,386	—
	$339,525,438	$131,484,130	$(100,553,355)	$(1,663,350)	$368,792,863	$4,337,268	$1,955,272	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	234	09/18/20	$16,819,920	$225,715
S&P 500® E-Mini	67	09/18/20	10,352,170	94,175
U.S. Treasury Ultra Long Bond	39	09/21/20	8,508,094	(62,061)
			$35,680,184	$257,829
Short Contracts:
Mini MSCI EAFE Index	(139)	09/18/20	(12,359,880)	142,906
Mini MSCI Emerging Markets Index	(126)	09/18/20	(6,209,910)	(25,757)
U.S. Treasury 10-Year Note	(121)	09/21/20	(16,839,797)	(57,820)
			$(35,409,587)	$59,329
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$462,796
Total Asset Derivatives		$462,796
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$25,757
Interest rate contracts	Net Assets — Unrealized depreciation*	119,881
Total Liability Derivatives		$145,638

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(544,705)
Interest rate contracts	1,146,673
Total	$601,968

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$483,098
Interest rate contracts	72,570
Total	$555,668
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $405,385,837.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,780,253
Gross Unrealized Depreciation	(4,082,684)
Net Unrealized Appreciation	$14,697,569
See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
266,550	iShares 20+ Year Treasury Bond ETF	$43,695,542	4.0
121,275	iShares iBoxx Investment Grade Corporate Bond Fund	16,311,488	1.5
912,338	Xtrackers USD High Yield Corporate Bond ETF	42,651,801	3.9
	Total Exchange-Traded Funds (Cost $101,196,855)	102,658,831	9.4
MUTUAL FUNDS: 89.4%
	Affiliated Investment Companies: 89.4%
3,508,093	Voya Emerging Markets Index Portfolio - Class P2	37,817,242	3.4
17,369,004	Voya International Index Portfolio - Class P2	160,663,289	14.7
2,588,961	Voya Russell Mid Cap Index Portfolio - Class P2	26,951,080	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
31,007,368	Voya U.S. Bond Index Portfolio - Class P2	$353,794,069	32.3
24,146,332	Voya U.S. Stock Index Portfolio - Class P2	398,897,411	36.5
	Total Mutual Funds (Cost $942,612,006)	978,123,091	89.4
	Total Investments in Securities (Cost $1,043,808,861)	$1,080,781,922	98.8
	Assets in Excess of Other Liabilities	13,330,222	1.2
	Net Assets	$1,094,112,144	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$102,658,831	$—	$—	$102,658,831
Mutual Funds	978,123,091	—	—	978,123,091
Total Investments, at fair value	$1,080,781,922	$—	$—	$1,080,781,922
Other Financial Instruments+
Futures	1,098,916	—	—	1,098,916
Total Assets	$1,081,880,838	$—	$—	$1,081,880,838
Liabilities Table
Other Financial Instruments+
Futures	$(200,324)	$—	$—	$(200,324)
Total Liabilities	$(200,324)	$—	$—	$(200,324)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$40,074,360	$6,567,046	$(4,241,855)	$(4,582,309)	$37,817,242	$1,404,958	$(275,230)	$—
Voya International Index Portfolio - Class P2	155,272,833	40,393,026	(15,345,985)	(19,656,585)	160,663,289	4,754,115	(152,829)	—
Voya Russell Mid Cap Index Portfolio - Class P2	27,725,001	9,700,802	(5,582,841)	(4,891,882)	26,951,080	412,198	(1,454,631)	3,788,346
Voya Russell Small Cap Index Portfolio - Class P2	22,340,041	4,836,234	(26,924,434)	(251,841)	—	—	(4,489,332)	—
Voya U.S. Bond Index Portfolio - Class P2	322,460,999	84,291,039	(64,078,688)	11,120,719	353,794,069	4,675,670	3,428,902	—
Voya U.S. Stock Index Portfolio - Class P2	407,912,731	59,069,057	(53,805,595)	(14,278,782)	398,897,411	—	2,863,348	—
Voya High Yeild Bond-Class R6	—	9,535,601	(9,535,601)	—	—	56,473	758,809	—
	$975,785,965	$214,392,805	$(179,514,999)	$(32,540,680)	$978,123,091	$11,303,414	$679,037	$3,788,346
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	604	09/18/20	$43,415,520	$582,618
S&P 500® E-Mini	104	09/18/20	16,069,040	146,182
U.S. Treasury Ultra Long Bond	25	09/21/20	5,453,906	(39,376)
			$64,938,466	$689,424
Short Contracts:
Mini MSCI EAFE Index	(360)	09/18/20	(32,011,200)	370,116
Mini MSCI Emerging Markets Index	(325)	09/18/20	(16,017,625)	(66,437)
U.S. Treasury 10-Year Note	(117)	09/21/20	(16,283,109)	(94,511)
			$(64,311,934)	$209,168
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,098,916
Total Asset Derivatives		$1,098,916
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$66,437
Interest rate contracts	Net Assets — Unrealized depreciation*	133,887
Total Liability Derivatives		$200,324

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,136,112)
Interest rate contracts	2,320,551
Total	$1,184,439

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$833,280
Interest rate contracts	352,468
Total	$1,185,748
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,053,709,715.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$48,882,234
Gross Unrealized Depreciation	(20,911,436)
Net Unrealized Appreciation	$27,970,798
See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
159,065	iShares 20+ Year Treasury Bond ETF	$26,075,525	4.0
72,372	iShares iBoxx Investment Grade Corporate Bond Fund	9,734,034	1.5
544,442	Xtrackers USD High Yield Corporate Bond ETF	25,452,664	3.9
	Total Exchange-Traded Funds (Cost $60,322,678)	61,262,223	9.4
MUTUAL FUNDS: 89.5%
	Affiliated Investment Companies: 89.5%
2,997,507	Voya Emerging Markets Index Portfolio - Class P2	32,313,120	4.9
13,166,536	Voya International Index Portfolio - Class P2	121,790,457	18.6
1,869,642	Voya Russell Mid Cap Index Portfolio - Class P2	19,462,971	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
13,435,450	Voya U.S. Bond Index Portfolio - Class P2	$153,298,486	23.5
15,625,855	Voya U.S. Stock Index Portfolio - Class P2	258,139,132	39.5
	Total Mutual Funds (Cost $577,575,040)	585,004,166	89.5
	Total Investments in Securities(Cost $637,897,718)	$646,266,389	98.9
	Assets in Excess of Other Liabilities	7,438,701	1.1
	Net Assets	$653,705,090	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$61,262,223	$—	$—	$61,262,223
Mutual Funds	585,004,166	—	—	585,004,166
Total Investments, at fair value	$646,266,389	$—	$—	$646,266,389
Other Financial Instruments+
Futures	610,606	—	—	610,606
Total Assets	$646,876,995	$—	$—	$646,876,995
Liabilities Table
Other Financial Instruments+
Futures	$(128,754)	$—	$—	$(128,754)
Total Liabilities	$(128,754)	$—	$—	$(128,754)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$32,226,031	$6,696,132	$(3,350,376)	$(3,258,667)	$32,313,120	$1,180,151	$(723,264)	$—
Voya International Index Portfolio - Class P2	112,438,084	32,906,583	(9,221,377)	(14,332,833)	121,790,457	3,548,819	(410,355)	—
Voya Russell Mid Cap Index Portfolio - Class P2	18,730,661	7,656,319	(3,656,196)	(3,267,813)	19,462,971	292,225	(1,188,894)	2,685,721
Voya Russell Small Cap Index Portfolio - Class P2	12,646,292	3,166,498	(15,905,964)	93,174	—	—	(2,852,558)	—
Voya U.S. Bond Index Portfolio - Class P2	128,755,210	47,986,554	(27,038,837)	3,595,559	153,298,486	1,945,220	2,413,394	—
Voya U.S. Stock Index Portfolio - Class P2	259,543,098	45,529,916	(37,143,014)	(9,790,868)	258,139,132	—	1,347,016	—
Voya High Yield Bond - Class R6	—	5,560,333	(5,560,333)	—	—	32,803	435,597	—
	$564,339,376	$149,502,335	$(101,876,097)	$(26,961,448)	$585,004,166	$6,999,218	$(979,064)	$2,685,721
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	450	09/18/20	$32,346,000	$434,070
S&P 500® E-Mini	21	09/18/20	3,244,710	29,518
U.S. Treasury Ultra Long Bond	15	09/21/20	3,272,344	(19,391)
			$38,863,054	$444,197
Short Contracts:
Mini MSCI EAFE Index	(143)	09/18/20	(12,715,560)	147,018
Mini MSCI Emerging Markets Index	(194)	09/18/20	(9,561,290)	(39,658)
U.S. Treasury 10-Year Note	(116)	09/21/20	(16,143,938)	(69,705)
			$(38,420,788)	$37,655
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$610,606
Total Asset Derivatives		$610,606
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$39,658
Interest rate contracts	Net Assets — Unrealized depreciation*	89,096
Total Liability Derivatives		$128,754

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(640,366)
Interest rate contracts	1,325,579
Total	$685,213

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$580,325
Interest rate contracts	185,271
Total	$765,596
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	450	09/18/20	$32,346,000	$434,070
S&P 500® E-Mini	21	09/18/20	3,244,710	29,518
U.S. Treasury Ultra Long Bond	15	09/21/20	3,272,344	(19,391)
			$38,863,054	$444,197
Short Contracts:
Mini MSCI EAFE Index	(143)	09/18/20	(12,715,560)	147,018
Mini MSCI Emerging Markets Index	(194)	09/18/20	(9,561,290)	(39,658)
U.S. Treasury 10-Year Note	(116)	09/21/20	(16,143,938)	(69,705)
			$(38,420,788)	$37,655
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $640,185,768.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,378,791
Gross Unrealized Depreciation	(15,816,319)
Net Unrealized Appreciation	$6,562,472
See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
262,661	iShares 20+ Year Treasury Bond ETF	$43,058,018	4.0
119,506	iShares iBoxx Investment Grade Corporate Bond Fund	16,073,557	1.5
899,026	Xtrackers USD High Yield Corporate Bond ETF	42,029,465	3.9
	Total Exchange-Traded Funds (Cost $99,636,932)	101,161,040	9.4
MUTUAL FUNDS: 89.5%
	Affiliated Investment Companies: 89.5%
5,927,809	Voya Emerging Markets Index Portfolio - Class P2	63,901,785	5.9
23,966,895	Voya International Index Portfolio - Class P2	221,693,777	20.6
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,081,630	Voya Russell Mid Cap Index Portfolio - Class P2	$42,489,768	4.0
12,701,842	Voya U.S. Bond Index Portfolio - Class P2	144,928,023	13.5
29,584,596	Voya U.S. Stock Index Portfolio - Class P2	488,737,532	45.5
	Total Mutual Funds (Cost $944,126,130)	961,750,885	89.5
	Total Investments in Securities (Cost $1,043,763,062)	$1,062,911,925	98.9
	Assets in Excess of Other Liabilities	11,798,306	1.1
	Net Assets	$1,074,710,231	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$101,161,040	$—	$—	$101,161,040
Mutual Funds	961,750,885	—	—	961,750,885
Total Investments, at fair value	$1,062,911,925	$—	$—	$1,062,911,925
Other Financial Instruments+
Futures	1,008,082	—	—	1,008,082
Total Assets	$1,063,920,007	$—	$—	$1,063,920,007
Liabilities Table
Other Financial Instruments+
Futures	$(215,651)	$—	$—	$(215,651)
Total Liabilities	$(215,651)	$—	$—	$(215,651)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$66,981,587	$10,477,140	$(5,626,018)	$(7,930,924)	$63,901,785	$2,317,131	$(232,590)	$—
Voya International Index Portfolio - Class P2	216,499,419	47,980,505	(15,418,957)	(27,367,190)	221,693,777	6,424,034	(641,847)	—
Voya Russell Mid Cap Index Portfolio - Class P2	43,248,421	13,841,223	(6,306,912)	(8,292,964)	42,489,768	638,275	(1,652,302)	5,866,118
Voya Russell Small Cap Index Portfolio - Class P2	21,935,604	3,860,817	(25,653,641)	(142,780)	—	—	(4,507,437)	—
Voya U.S. Bond Index Portfolio - Class P2	127,707,799	43,075,180	(29,029,015)	3,174,059	144,928,023	1,851,587	2,567,551	—
Voya U.S. Stock Index Portfolio - Class P2	501,008,926	55,974,920	(45,360,046)	(22,886,268)	488,737,532	—	7,096,517	—
Voya High Yeild Bond-Class R6	—	9,017,864	(9,017,864)	—	—	53,401	711,335	—
	$977,381,756	$184,227,649	$(136,412,453)	$(63,446,067)	$961,750,885	$11,284,428	$3,341,227	$5,866,118
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	744	09/18/20	$53,478,720	$717,660
S&P 500® E-Mini	34	09/18/20	5,253,340	47,790
U.S. Treasury Ultra Long Bond	25	09/21/20	5,453,906	(34,083)
			$64,185,966	$731,367
Short Contracts:
Mini MSCI EAFE Index	(236)	09/18/20	(20,985,120)	242,632
Mini MSCI Emerging Markets Index	(321)	09/18/20	(15,820,485)	(65,619)
U.S. Treasury 10-Year Note	(192)	09/21/20	(26,721,000)	(115,949)
			$(63,526,605)	$61,064
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,008,082
Total Asset Derivatives		$1,008,082
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$65,619
Interest rate contracts	Net Assets — Unrealized depreciation*	150,032
Total Liability Derivatives		$215,651

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,248,262)
Interest rate contracts	2,252,892
Total	$1,004,630

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$970,708
Interest rate contracts	320,910
Total	$1,291,618
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,050,865,637.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,583,743
Gross Unrealized Depreciation	(28,745,024)
Net Unrealized Appreciation	$12,838,719
See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
306,049	Xtrackers USD High Yield Corporate Bond ETF	$14,307,791	2.9
	Total Exchange- Traded Funds (Cost $13,800,363)	14,307,791	2.9
MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 95.8%
2,920,312	Voya Emerging Markets Index Portfolio - Class P2	31,480,959	6.4
11,941,664	Voya International Index Portfolio - Class P2	110,460,393	22.6
1,863,480	Voya Russell Mid Cap Index Portfolio - Class P2	19,398,823	4.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
5,131,365	Voya U.S. Bond Index Portfolio - Class P2	$58,548,880	12.0
15,075,212	Voya U.S. Stock Index Portfolio - Class P2	249,042,496	50.8
	Total Mutual Funds (Cost $466,219,457)	468,931,551	95.8
	Total Investments in Securities (Cost $480,019,820)	$483,239,342	98.7
	Assets in Excess of Other Liabilities	6,527,455	1.3
	Net Assets	$489,766,797	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,307,791	$—	$—	$14,307,791
Mutual Funds	468,931,551	—	—	468,931,551
Total Investments, at fair value	$483,239,342	$—	$—	$483,239,342
Other Financial Instruments+
Futures	542,793	—	—	542,793
Total Assets	$483,782,135	$—	$—	$483,782,135
Liabilities Table
Other Financial Instruments+
Futures	$(176,439)	$—	$—	$(176,439)
Total Liabilities	$(176,439)	$—	$—	$(176,439)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$31,447,013	$6,386,879	$(3,018,249)	$(3,334,684)	$31,480,959	$1,132,027	$(568,888)	$—
Voya International Index Portfolio - Class P2	103,252,631	26,812,157	(6,166,918)	(13,437,477)	110,460,393	3,180,302	(126,541)	—
Voya Russell Mid Cap Index Portfolio - Class P2	18,749,061	6,987,759	(2,886,579)	(3,451,418)	19,398,823	290,558	(980,779)	2,670,399
Voya Russell Small Cap Index Portfolio - Class P2	14,253,332	3,009,734	(17,348,724)	85,658	—	—	(3,162,213)	—
Voya U.S. Bond Index Portfolio - Class P2	54,954,018	14,972,088	(12,726,792)	1,349,566	58,548,880	790,367	1,171,228	—
Voya U.S. Stock Index Portfolio - Class P2	227,906,833	40,130,535	(12,373,447)	(6,621,425)	249,042,496	—	818,355	—
Voya High Yeild Bond-Class R6	—	4,039,368	(4,039,368)	—	—	23,835	317,077	—
	$450,562,888	$102,338,520	$(58,560,077)	$(25,409,780)	$468,931,551	$5,417,089	$(2,531,761)	$2,670,399
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	338	09/18/20	$24,295,440	$326,034
S&P 500® E-Mini	78	09/18/20	12,051,780	106,752
U.S. Treasury Ultra Long Bond	45	09/21/20	9,817,031	(58,173)
			$46,164,251	$374,613
Short Contracts:
Mini MSCI EAFE Index	(107)	09/18/20	(9,514,440)	110,007
Mini MSCI Emerging Markets Index	(146)	09/18/20	(7,195,610)	(29,846)
U.S. Treasury 10-Year Note	(209)	09/21/20	(29,086,922)	(88,420)
			$(45,796,972)	$(8,259)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$542,793
Total Asset Derivatives		$542,793
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$29,846
Interest rate contracts	Net Assets — Unrealized depreciation*	146,593
Total Liability Derivatives		$176,439

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(308,248)
Interest rate contracts	445,535
Total	$137,287

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$443,770
Interest rate contracts	38,300
Total	$482,070
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $481,187,024.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,566,333
Gross Unrealized Depreciation	(14,147,661)
Net Unrealized Appreciation	$2,418,672
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
312,708	Xtrackers USD High Yield Corporate Bond ETF	$14,619,099	2.0
	Total Exchange-Traded Funds (Cost $14,103,091)	14,619,099	2.0
MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
4,818,408	Voya Emerging Markets Index Portfolio - Class P2	51,942,439	6.9
19,089,759	Voya International Index Portfolio - Class P2	176,580,273	23.6
3,206,780	Voya Russell Mid Cap Index Portfolio - Class P2	33,382,583	4.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
5,236,946	Voya U.S. Bond Index Portfolio - Class P2	$59,753,553	8.0
24,432,081	Voya U.S. Stock Index Portfolio - Class P2	403,617,976	53.9
	Total Mutual Funds (Cost $712,841,909)	725,276,824	96.9
	Total Investments in Securities (Cost $726,945,000)	$739,895,923	98.9
	Assets in Excess of Other Liabilities	8,349,832	1.1
	Net Assets	$748,245,755	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,619,099	$—	$—	$14,619,099
Mutual Funds	725,276,824	—	—	725,276,824
Total Investments, at fair value	$739,895,923	$—	$—	$739,895,923
Other Financial Instruments+
Futures	674,662	—	—	674,662
Total Assets	$740,570,585	$—	$—	$740,570,585
Liabilities Table
Other Financial Instruments+
Futures	$(272,092)	$—	$—	$(272,092)
Total Liabilities	$(272,092)	$—	$—	$(272,092)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$53,645,915	$9,593,265	$(5,401,166)	$(5,895,575)	$51,942,439	$1,858,119	$(636,463)	$—
Voya International Index Portfolio - Class P2	170,863,362	36,305,318	(8,820,904)	(21,767,503)	176,580,273	5,063,775	(611,054)	—
Voya Russell Mid Cap Index Portfolio - Class P2	33,397,890	10,492,912	(3,743,868)	(6,764,351)	33,382,583	495,624	(984,302)	4,555,065
Voya Russell Small Cap Index Portfolio - Class P2	22,421,371	3,664,056	(26,065,153)	(20,274)	—	—	(4,790,497)	—
Voya U.S. Bond Index Portfolio - Class P2	52,507,230	18,517,475	(12,650,742)	1,379,590	59,753,553	759,724	987,612	—
Voya U.S. Stock Index Portfolio - Class P2	383,226,039	49,898,474	(16,256,053)	(13,250,484)	403,617,976	—	2,418,907	—
Voya High Yeild Bond - Class R6	—	6,137,487	(6,137,487)	—	—	36,344	482,108	—
	$716,061,807	$134,608,987	$(79,075,373)	$(46,318,597)	$725,276,824	$8,213,586	$(3,133,689)	$4,555,065
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	517	09/18/20	$37,161,960	$497,810
S&P 500® E-Mini	72	09/18/20	11,124,720	92,548
U.S. Treasury Ultra Long Bond	69	09/21/20	15,052,781	(90,257)
			$63,339,461	$500,101
Short Contracts:
Mini MSCI EAFE Index	(82)	09/18/20	(7,291,440)	84,304
Mini MSCI Emerging Markets Index	(223)	09/18/20	(10,990,555)	(45,586)
U.S. Treasury 10-Year Note	(321)	09/21/20	(44,674,172)	(136,249)
			$(62,956,167)	$(97,531)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$674,662
Total Asset Derivatives		$674,662
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$45,586
Interest rate contracts	Net Assets — Unrealized depreciation*	226,506
Total Liability Derivatives		$272,092

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,076,097)
Interest rate contracts	657,004
Total	$(419,093)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$662,865
Interest rate contracts	67,370
Total	$730,235
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $731,251,099.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,964,136
Gross Unrealized Depreciation	(21,916,742)
Net Unrealized Appreciation	$9,047,394
See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 98.8%
	Affiliated Investment Companies: 98.8%
2,216,357	Voya Emerging Markets Index Portfolio - Class P2	$23,892,331	6.9
9,153,162	Voya International Index Portfolio - Class P2	84,666,744	24.5
1,482,290	Voya Russell Mid Cap Index Portfolio - Class P2	15,430,641	4.5
2,406,380	Voya U.S. Bond Index Portfolio - Class P2	27,456,791	8.0
11,453,691	Voya U.S. Stock Index Portfolio - Class P2	189,214,974	54.9
	Total Mutual Funds (Cost $340,285,113)	340,661,481	98.8
	Assets in Excess of Other Liabilities	4,006,653	1.2
	Net Assets	$344,668,134	100.0
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Mutual Funds	$340,661,481	$—	$—	$340,661,481
Total Investments, at fair value	$340,661,481	$—	$—	$340,661,481
Other Financial Instruments+
Futures	277,467	—	—	277,467
Total Assets	$340,938,948	$—	$—	$340,938,948
Liabilities Table
Other Financial Instruments+
Futures	$(117,015)	$—	$—	$(117,015)
Total Liabilities	$(117,015)	$—	$—	$(117,015)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$23,296,925	$5,445,942	$(2,391,713)	$(2,458,823)	$23,892,331	$836,771	$(385,757)	$—
Voya International Index Portfolio - Class P2	77,580,444	20,968,113	(3,740,512)	(10,141,301)	84,666,744	2,370,225	(32,326)	—
Voya Russell Mid Cap Index Portfolio - Class P2	14,507,330	5,784,266	(2,100,831)	(2,760,124)	15,430,641	222,485	(663,980)	2,044,770
Voya Russell Small Cap Index Portfolio - Class P2	9,838,286	1,976,729	(11,885,343)	70,328	—	—	(2,192,405)	—
Voya U.S. Bond Index Portfolio - Class P2	21,945,576	10,169,674	(5,232,808)	574,349	27,456,791	330,296	443,688	—
Voya U.S. Stock Index Portfolio - Class P2	169,668,734	32,844,715	(8,277,163)	(5,021,312)	189,214,974	—	399,971	—
	$316,837,295	$77,189,439	$(33,628,370)	$(19,736,883)	$340,661,481	$3,759,777	$(2,430,809)	$2,044,770
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	237	09/18/20	$17,035,560	$225,062
S&P 500® E-Mini	11	09/18/20	1,699,610	12,577
U.S. Treasury Ultra Long Bond	31	09/21/20	6,762,844	(40,781)
			$25,498,014	$196,858
Short Contracts:
Mini MSCI EAFE Index	(38)	09/18/20	(3,378,960)	39,828
Mini MSCI Emerging Markets Index	(102)	09/18/20	(5,027,070)	(20,851)
U.S. Treasury 10-Year Note	(123)	09/21/20	(17,118,141)	(55,383)
			$(25,524,171)	$(36,406)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$277,467
Total Asset Derivatives		$277,467
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$20,851
Interest rate contracts	Net Assets — Unrealized depreciation*	96,164
Total Liability Derivatives		$117,015

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(689,921)
Interest rate contracts	291,995
Total	$(397,925)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$269,447
Interest rate contracts	32,283
Total	$301,730
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $341,464,783.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,761,290
Gross Unrealized Depreciation	(10,404,140)
Net Unrealized Depreciation	$(642,850)
See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
18,590	Vanguard Russell 1000 Growth ETF	$3,668,179	1.0
	Total Exchange-Traded Funds (Cost $3,213,095)	3,668,179	1.0
MUTUAL FUNDS: 97.8%
	Affiliated Investment Companies: 97.8%
2,568,643	Voya Emerging Markets Index Portfolio - Class P2	27,689,967	7.4
9,897,493	Voya International Index Portfolio - Class P2	91,551,815	24.5
1,776,745	Voya Russell Mid Cap Index Portfolio - Class P2	18,495,919	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
2,277,244	Voya U.S. Bond Index Portfolio - Class P2	$25,983,358	7.0
12,162,385	Voya U.S. Stock Index Portfolio - Class P2	200,922,595	53.9
	Total Mutual Funds (Cost $361,899,489)	364,643,654	97.8
	Total Investments in Securities (Cost $365,112,584)	$368,311,833	98.8
	Assets in Excess of Other Liabilities	4,523,468	1.2
	Net Assets	$372,835,301	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,668,179	$—	$—	$3,668,179
Mutual Funds	364,643,654	—	—	364,643,654
Total Investments, at fair value	$368,311,833	$—	$—	$368,311,833
Other Financial Instruments+
Futures	300,488	—	—	300,488
Total Assets	$368,612,321	$—	$—	$368,612,321
Liabilities Table
Other Financial Instruments+
Futures	$(124,286)	$—	$—	$(124,286)
Total Liabilities	$(124,286)	$—	$—	$(124,286)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$26,894,812	$6,099,670	$(2,431,423)	$(2,873,092)	$27,689,967	$972,393	$(383,381)	$—
Voya International Index Portfolio - Class P2	83,473,347	21,863,845	(2,761,666)	(11,023,711)	91,551,815	2,579,442	158,521	—
Voya Russell Mid Cap Index Portfolio - Class P2	17,363,145	6,582,274	(1,883,769)	(3,565,731)	18,495,919	268,317	(521,887)	2,465,991
Voya Russell Small Cap Index Portfolio - Class P2	10,528,646	2,020,751	(12,523,773)	(25,624)	—	—	(2,251,730)	—
Voya U.S. Bond Index Portfolio - Class P2	20,290,299	9,705,592	(4,490,728)	478,195	25,983,358	308,456	463,747	—
Voya U.S. Stock Index Portfolio - Class P2	182,790,310	31,170,228	(7,149,964)	(5,887,979)	200,922,595	—	921,888	—
	$341,340,559	$77,442,360	$(31,241,323)	$(22,897,942)	$364,643,654	$4,128,608	$(1,612,842)	$2,465,991
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	257	09/18/20	$18,473,160	$244,354
S&P 500® E-Mini	12	09/18/20	1,854,120	13,982
U.S. Treasury Ultra Long Bond	34	09/21/20	7,417,312	(41,483)
			$27,744,592	$216,853
Short Contracts:
Mini MSCI EAFE Index	(41)	09/18/20	(3,645,720)	42,152
Mini MSCI Emerging Markets Index	(111)	09/18/20	(5,470,635)	(22,691)
U.S. Treasury 10-Year Note	(133)	09/21/20	(18,509,859)	(60,112)
			$(27,626,214)	$(40,651)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$300,488
Total Asset Derivatives		$300,488
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$22,691
Interest rate contracts	Net Assets — Unrealized depreciation*	101,595
Total Liability Derivatives		$124,286

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(756,356)
Interest rate contracts	304,963
Total	$(451,393)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$293,082
Interest rate contracts	35,801
Total	$328,883
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $367,369,890.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,819,263
Gross Unrealized Depreciation	(11,701,118)
Net Unrealized Appreciation	$1,118,145
See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
6,542	Vanguard Russell 1000 Growth ETF	$1,290,868	1.0
	Total Exchange-Traded Funds (Cost $1,134,617)	1,290,868	1.0
MUTUAL FUNDS: 97.7%
	Affiliated Investment Companies: 97.7%
906,088	Voya Emerging Markets Index Portfolio - Class P2	9,767,628	7.4
3,493,134	Voya International Index Portfolio - Class P2	32,311,488	24.5
629,039	Voya Russell Mid Cap Index Portfolio - Class P2	6,548,292	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
687,686	Voya U.S. Bond Index Portfolio - Class P2	$7,846,495	6.0
4,372,316	Voya U.S. Stock Index Portfolio - Class P2	72,230,655	54.8
	Total Mutual Funds (Cost $128,540,152)	128,704,558	97.7
	Total Investments in Securities (Cost $129,674,769)	$129,995,426	98.7
	Assets in Excess of Other Liabilities	1,696,934	1.3
	Net Assets	$131,692,360	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,290,868	$—	$—	$1,290,868
Mutual Funds	128,704,558	—	—	128,704,558
Total Investments, at fair value	$129,995,426	$—	$—	$129,995,426
Other Financial Instruments+
Futures	105,056	—	—	105,056
Total Assets	$130,100,482	$—	$—	$130,100,482
Liabilities Table
Other Financial Instruments+
Futures	$(22,624)	$—	$—	$(22,624)
Total Liabilities	$(22,624)	$—	$—	$(22,624)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$8,413,928	$3,101,980	$(802,016)	$(946,264)	$9,767,628	$333,481	$(53,927)	$—
Voya International Index Portfolio - Class P2	27,240,738	11,524,307	(3,524,945)	(2,928,612)	32,311,488	883,728	(205,220)	—
Voya Russell Mid Cap Index Portfolio - Class P2	5,433,682	3,081,859	(936,193)	(1,031,056)	6,548,292	93,081	(300,427)	855,470
Voya Russell Small Cap Index Portfolio - Class P2	3,344,918	1,006,880	(4,328,686)	(23,112)	—	—	(703,995)	—
Voya U.S. Bond Index Portfolio - Class P2	2,739,633	5,982,058	(997,308)	122,112	7,846,495	61,716	33,645	—
Voya U.S. Stock Index Portfolio - Class P2	55,631,501	22,716,613	(4,937,991)	(1,179,468)	72,230,655	—	(242,392)	—
	$102,804,400	$47,413,697	$(15,527,139)	$(5,986,400)	$128,704,558	$1,372,006	$(1,472,316)	$855,470
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	90	09/18/20	$6,469,200	$85,040
S&P 500® E-Mini	4	09/18/20	618,040	5,623
			$7,087,240	$90,663
Short Contracts:
Mini MSCI EAFE Index	(14)	09/18/20	(1,244,880)	14,393
Mini MSCI Emerging Markets Index	(39)	09/18/20	(1,922,115)	(6,715)
U.S. Treasury 10-Year Note	(28)	09/21/20	(3,896,812)	(15,909)
			$(7,063,807)	$(8,231)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$105,056
Total Asset Derivatives		$105,056
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$6,715
Interest rate contracts	Net Assets — Unrealized depreciation*	15,909
Total Liability Derivatives		$22,624

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(107,722)
Interest rate contracts	(35,439)
Total	$(143,161)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$98,341
Interest rate contracts	(15,909)
Total	$82,432
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $130,196,133.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,210,152
Gross Unrealized Depreciation	(3,328,428)
Net Unrealized Depreciation	$(118,276)
See Accompanying Notes to Financial Statements
73

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.6%
		Canada: 0.1%
186,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	$ 200,968	0.1

		China: 0.4%
601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	655,901	0.4

		France: 0.6%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	605,910	0.3
265,000	(1)	BPCE SA, 2.700%, 10/01/2029	283,026	0.1
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	320,642	0.2
			1,209,578	0.6

		Ireland: 0.2%
283,000		Aon PLC, 2.800%, 03/15/2021	287,957	0.2

		Japan: 0.6%
200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	215,474	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	210,128	0.1
639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	723,752	0.4
			1,149,354	0.6

		Mexico: 0.0%
MXN 1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN 31,379	(2)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,364	0.0
			1,364	0.0

		Netherlands: 0.9%
270,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	273,255	0.1
690,000		Shell International Finance BV, 3.250%, 05/11/2025	764,193	0.4
361,000		Shell International Finance BV, 4.000%, 05/10/2046	426,885	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	321,760	0.2
			1,786,093	0.9

		Norway: 0.0%
41,000		Equinor ASA, 3.125%, 04/06/2030	45,306	0.0

		South Africa: 0.0%
ZAR 1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	63,779	0.0

		Switzerland: 0.4%
400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	438,467	0.2
250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	278,926	0.2
			717,393	0.4

		United Kingdom: 0.5%
405,000	(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	449,831	0.2
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	218,974	0.1
230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	268,393	0.2
			937,198	0.5

		United States: 18.9%
185,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	206,562	0.1
150,000		AbbVie, Inc., 3.600%, 05/14/2025	166,661	0.1
374,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	434,359	0.2
321,000		AbbVie, Inc., 4.300%, 05/14/2036	380,681	0.2
240,000	(1)	Advance Auto Parts, Inc., 3.900%, 04/15/2030	257,209	0.1
53,000		Aetna, Inc., 2.800%, 06/15/2023	55,882	0.0
175,000		Altria Group, Inc., 4.500%, 05/02/2043	188,534	0.1
500,000		Altria Group, Inc., 4.800%, 02/14/2029	583,258	0.3
67,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	69,296	0.0
59,000		American International Group, Inc., 4.250%, 03/15/2029	67,588	0.0
459,000		American International Group, Inc., 4.500%, 07/16/2044	536,157	0.3
59,000		American International Group, Inc., 4.750%, 04/01/2048	71,226	0.0
450,000		American Tower Corp., 2.750%, 01/15/2027	483,631	0.3
300,000		Amgen, Inc., 3.200%, 11/02/2027	338,448	0.2
88,000		Amgen, Inc., 4.563%, 06/15/2048	115,291	0.1
170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	208,577	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	150,104	0.1
260,000		Anthem, Inc., 3.700%, 09/15/2049	296,474	0.2
93,000		Apple, Inc., 3.450%, 02/09/2045	108,868	0.1
301,000		AT&T, Inc., 4.300%, 02/15/2030	351,938	0.2

1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

433,000		AT&T, Inc., 5.450%, 03/01/2047	567,258	0.3
59,000	(4)	Bank of America Corp., 2.496%, 02/13/2031	61,923	0.0
368,000		Bank of America Corp., 3.300%, 01/11/2023	392,019	0.2
616,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	686,458	0.4
458,000		Bank of America Corp., 4.100%, 07/24/2023	503,232	0.3
233,000		Bank of America Corp., 4.183%, 11/25/2027	266,074	0.1
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	332,850	0.2
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	417,303	0.2
137,000		BAT Capital Corp., 3.557%, 08/15/2027	148,326	0.1
74,000		Boeing Co/The, 5.150%, 05/01/2030	82,719	0.0
233,000		Booking Holdings, Inc., 4.500%, 04/13/2027	267,863	0.1
59,000		Boston Scientific Corp., 4.000%, 03/01/2029	67,544	0.0
41,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	40,488	0.0
266,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	302,801	0.2
135,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	144,502	0.1
80,000		Brookfield Finance LLC, 3.450%, 04/15/2050	76,893	0.0
25,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	31,606	0.0
65,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	65,286	0.0
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	445,872	0.2
59,000		Cigna Corp., 3.400%, 03/15/2050	63,861	0.0
265,000		Citigroup, Inc., 4.125%, 07/25/2028	299,710	0.2
579,000		Citigroup, Inc., 4.000%, 08/05/2024	631,729	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	556,331	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	304,878	0.2
165,000		Comcast Corp., 2.350%, 01/15/2027	176,456	0.1
59,000		Comcast Corp., 3.750%, 04/01/2040	69,646	0.0
310,000		Comcast Corp., 4.150%, 10/15/2028	373,204	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	135,249	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	113,364	0.1
72,000		Consumers Energy Co., 3.100%, 08/15/2050	80,398	0.0
59,000		Crown Castle International Corp., 4.150%, 07/01/2050	68,119	0.0
65,000		CSX Corp., 4.500%, 08/01/2054	82,520	0.0
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,185,071	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	596,625	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	359,110	0.2
111,961		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	102,235	0.1
59,000		Dollar General Corp., 3.500%, 04/03/2030	66,223	0.0
120,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	117,610	0.1
205,000		DTE Electric Co., 2.250%, 03/01/2030	216,028	0.1
200,000		DTE Electric Co., 2.950%, 03/01/2050	209,688	0.1
108,000		DTE Electric Co., 4.300%, 07/01/2044	134,744	0.1
125,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	140,433	0.1
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	94,365	0.1
85,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	98,995	0.1
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,109,963	0.6
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	300,946	0.2
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	254,394	0.1
36,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	37,006	0.0
112,000		Essential Utilities, Inc., 2.704%, 04/15/2030	117,319	0.1
111,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	119,878	0.1
57,000		Exxon Mobil Corp., 2.995%, 08/16/2039	60,505	0.0
183,000		Exxon Mobil Corp., 3.095%, 08/16/2049	191,238	0.1
236,000		Exxon Mobil Corp., 2.610%, 10/15/2030	252,155	0.1
147,000		Exxon Mobil Corp., 3.452%, 04/15/2051	163,913	0.1
241,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	248,098	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	207,861	0.1
59,000		FedEx Corp., 5.250%, 05/15/2050	72,325	0.0
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	516,270	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	575,642	0.3
233,000		Fiserv, Inc., 3.200%, 07/01/2026	258,094	0.1
215,000		Florida Power & Light Co., 4.125%, 02/01/2042	269,415	0.1
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	561,888	0.3
310,000		General Dynamics Corp., 3.500%, 04/01/2027	355,343	0.2
205,000		General Electric Co., 6.750%, 03/15/2032	251,195	0.1
144,000		General Electric Co., 3.625%, 05/01/2030	144,425	0.1

2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

233,000		General Mills, Inc., 2.875%, 04/15/2030	253,843	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	233,557	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	243,841	0.1
945,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/2022	963,431	0.5
59,000		HCA, Inc., 4.125%, 06/15/2029	65,140	0.0
130,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	136,103	0.1
50,000		Home Depot, Inc./The, 3.125%, 12/15/2049	55,023	0.0
270,000		Intel Corp., 3.250%, 11/15/2049	308,107	0.2
59,000		Intel Corp., 4.750%, 03/25/2050	83,499	0.0
59,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	60,413	0.0
162,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	201,071	0.1
50,000		Johnson & Johnson, 3.550%, 03/01/2036	59,130	0.0
150,000		Johnson & Johnson, 3.400%, 01/15/2038	177,617	0.1
117,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	118,468	0.1
59,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	72,223	0.0
65,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	58,035	0.0
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	483,099	0.3
110,000		Kimco Realty Corp., 3.700%, 10/01/2049	101,975	0.1
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	243,676	0.1
162,000		Kroger Co/The, 4.650%, 01/15/2048	204,598	0.1
110,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	123,202	0.1
45,000		McDonald's Corp., 3.625%, 05/01/2043	49,591	0.0
50,000		McDonald's Corp., 3.625%, 09/01/2049	55,667	0.0
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	425,578	0.2
170,000		Mississippi Power Co., 4.250%, 03/15/2042	200,565	0.1
233,000		Mondelez International, Inc., 2.750%, 04/13/2030	251,841	0.1
78,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	89,272	0.1
372,000		Morgan Stanley, 3.750%, 02/25/2023	401,825	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	668,203	0.4
78,000	(4)	Morgan Stanley, 5.597%, 03/24/2051	118,485	0.1
70,000		MPLX L.P., 5.250%, 01/15/2025	72,798	0.0
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	332,323	0.2
43,000		Newmont Corp., 3.700%, 03/15/2023	44,565	0.0
143,000		Northern States Power Co/MN, 3.600%, 09/15/2047	167,956	0.1
78,000		NVIDIA Corp., 3.500%, 04/01/2040	91,325	0.1
123,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	86,715	0.1
39,000		ONEOK, Inc., 3.100%, 03/15/2030	37,382	0.0
78,000		Oracle Corp., 3.600%, 04/01/2040	88,851	0.1
233,000		Oracle Corp., 2.800%, 04/01/2027	254,801	0.1
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	54,018	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	110,887	0.1
26,000	(3)	Pacific Gas and Electric Co., 4.250%, 03/15/2046	28,679	0.0
21,000	(3)	Pacific Gas and Electric Co., 4.300%, 03/15/2045	23,243	0.0
33,000	(3)	Pacific Gas and Electric Co., 4.450%, 04/15/2042	36,854	0.0
140,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	153,504	0.1
168,000		PECO Energy Co., 4.150%, 10/01/2044	208,390	0.1
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	527,910	0.3
63,000		Phillips 66, 3.850%, 04/09/2025	69,906	0.0
45,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	48,397	0.0
160,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	198,409	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	338,489	0.2
133,000		Ross Stores, Inc., 4.700%, 04/15/2027	154,571	0.1
370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	410,744	0.2
35,000		Southern California Edison Co., 3.650%, 02/01/2050	38,623	0.0
70,000		Southwest Airlines Co., 3.450%, 11/16/2027	69,126	0.0
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	111,373	0.1
40,000		Texas Instruments, Inc., 3.875%, 03/15/2039	49,742	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	336,048	0.2
233,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	258,805	0.1
59,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	65,870	0.0
255,000		Union Electric Co., 3.250%, 10/01/2049	277,984	0.2
90,000		United Parcel Service, Inc., 3.400%, 09/01/2049	99,647	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	271,285	0.1
365,000		Verizon Communications, Inc., 4.125%, 08/15/2046	456,579	0.2

3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

216,000		ViacomCBS, Inc., 3.700%, 08/15/2024	234,782	0.1
252,000		ViacomCBS, Inc., 4.375%, 03/15/2043	263,809	0.1
233,000		VMware, Inc., 4.650%, 05/15/2027	258,062	0.1
245,000		Walmart, Inc., 3.700%, 06/26/2028	290,474	0.2
99,000		Walt Disney Co/The, 5.400%, 10/01/2043	134,677	0.1
240,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	249,994	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	485,061	0.3
72,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	84,787	0.1
			36,400,749	18.9

	Total Corporate Bonds/Notes
	(Cost $40,338,088)		43,455,640	22.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
		United States: 17.2%
229,146	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.911%, 05/25/2036	215,318	0.1
212,292		Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290%), 11/20/2035	191,355	0.1
70,577		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	50,814	0.0
421,540		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	431,725	0.2
43,305		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	42,753	0.0
46,566		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	45,878	0.0
259,259		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	200,819	0.1
61,381	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.216%, 05/25/2035	60,746	0.0
276,137		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	270,767	0.1
46,639		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.685%, (US0001M + 0.500%), 11/25/2035	21,718	0.0
203,706		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.905%, (US0001M + 0.720%), 11/25/2035	197,701	0.1
257,486	(1),(4)	CSMC Trust 2015-3 B1, 3.929%, 03/25/2045	268,779	0.1
2,265	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 0.674%, (US0001M + 0.500%), 01/27/2037	2,054	0.0
164,881		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.435%, (US0001M + 4.250%), 01/25/2029	172,074	0.1
527,477		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450%), 01/25/2029	543,323	0.3
596,941		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350%), 05/25/2029	622,742	0.3
545,023		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650%), 09/25/2029	550,024	0.3
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000%), 10/25/2029	507,641	0.3
431,120		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.385%, (US0001M + 2.200%), 01/25/2030	425,917	0.2
537,621		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400%), 05/28/2030	530,479	0.3
449,807		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.685%, (US0001M + 2.500%), 05/25/2030	446,529	0.2
512,431		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550%), 12/25/2030	509,109	0.3
278,378		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000%), 03/25/2031	269,509	0.1
274,968	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300%), 08/25/2031	273,150	0.2
459,940	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400%), 04/25/2031	458,646	0.2
79,287	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.635%, (US0001M + 2.450%), 07/25/2031	78,056	0.0
72,602	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	6,865	0.0

4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

16,114	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	3,067	0.0
139,865	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	28,544	0.0
50,431	(5)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	10,738	0.0
22,280	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	4,763	0.0
27,429	(5)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	5,962	0.0
21,881	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	4,733	0.0
26,710	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	5,066	0.0
11,490	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,427	0.0
12,580	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	2,698	0.0
407,541	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	54,984	0.0
585,631	(4),(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	64,617	0.0
7,322		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	8,026	0.0
10,447		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	11,744	0.0
51,779	(5)	Fannie Mae REMIC Trust 2002-12 SB, 7.566%, (-1.000*US0001M + 7.750%), 07/25/2031	12,977	0.0
31,192	(5)	Fannie Mae REMIC Trust 2002-2 SW, 7.566%, (-1.000*US0001M + 7.750%), 02/25/2032	8,102	0.0
13,171		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	15,504	0.0
5,304		Fannie Mae REMIC Trust 2002-29 F, 1.185%, (US0001M + 1.000%), 04/25/2032	5,401	0.0
16,940	(5)	Fannie Mae REMIC Trust 2002-41 S, 7.766%, (-1.000*US0001M + 7.950%), 07/25/2032	3,692	0.0
1,632		Fannie Mae REMIC Trust 2002-64 FJ, 1.185%, (US0001M + 1.000%), 04/25/2032	1,662	0.0
3,584		Fannie Mae REMIC Trust 2002-68 FH, 0.694%, (US0001M + 0.500%), 10/18/2032	3,589	0.0
600,175	(5)	Fannie Mae REMIC Trust 2002-77 JS, 7.806%, (-1.000*US0001M + 8.000%), 12/18/2032	150,509	0.1
15,405		Fannie Mae REMIC Trust 2002-84 FB, 1.185%, (US0001M + 1.000%), 12/25/2032	15,688	0.0
15,403		Fannie Mae REMIC Trust 2003-11 FA, 1.185%, (US0001M + 1.000%), 09/25/2032	15,686	0.0
3,306		Fannie Mae REMIC Trust 2003-116 FA, 0.585%, (US0001M + 0.400%), 11/25/2033	3,306	0.0
21,060	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	5,292	0.0
15,396	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	3,494	0.0
5,375	(5)	Fannie Mae REMIC Trust 2003-52 NS, 6.916%, (-1.000*US0001M + 7.100%), 06/25/2023	269	0.0
372,991	(5)	Fannie Mae REMIC Trust 2004-56 SE, 7.366%, (-1.000*US0001M + 7.550%), 10/25/2033	89,443	0.1
23,215		Fannie Mae REMIC Trust 2005-25 PS, 27.348%, (-4.400*US0001M + 28.160%), 04/25/2035	43,697	0.0
10,312	(5)	Fannie Mae REMIC Trust 2005-40 SB, 6.566%, (-1.000*US0001M + 6.750%), 05/25/2035	1,804	0.0
30,440		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	31,482	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 23.262%, (-4.000*US0001M + 24.000%), 07/25/2035	178,358	0.1
284,505		Fannie Mae REMIC Trust 2005-87 SB, 23.157%, (-3.667*US0001M + 23.833%), 10/25/2035	478,818	0.3
169,736		Fannie Mae REMIC Trust 2006-104 ES, 32.528%, (-5.000*US0001M + 33.450%), 11/25/2036	332,566	0.2
12,626		Fannie Mae REMIC Trust 2006-11 PS, 23.890%, (-3.667*US0001M + 24.567%), 03/25/2036	22,243	0.0
30,761		Fannie Mae REMIC Trust 2006-46 SW, 23.523%, (-3.667*US0001M + 24.199%), 06/25/2036	50,047	0.0
6,807,066	(5)	Fannie Mae REMIC Trust 2006-51 SA, 6.386%, (-1.000*US0001M + 6.570%), 06/25/2036	1,542,275	0.8
57,822	(5)	Fannie Mae REMIC Trust 2006-90 SX, 7.046%, (-1.000*US0001M + 7.230%), 09/25/2036	12,980	0.0
6,900,862	(5)	Fannie Mae REMIC Trust 2007-116 DI, 5.756%, (-1.000*US0001M + 5.940%), 01/25/2038	1,569,266	0.8

5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

45,666	(5)	Fannie Mae REMIC Trust 2007-88 XI, 6.356%, (-1.000*US0001M + 6.540%), 06/25/2037	11,770	0.0
586,710	(5)	Fannie Mae REMIC Trust 2007-89 SB, 6.366%, (-1.000*US0001M + 6.550%), 09/25/2037	113,372	0.1
1,366,067	(5)	Fannie Mae REMIC Trust 2007-94 SG, 6.266%, (-1.000*US0001M + 6.450%), 10/25/2037	321,651	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 24.137%, (-5.000*US0001M + 25.000%), 10/25/2040	893,338	0.5
64,203		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	71,645	0.0
2,599,543	(5)	Fannie Mae REMIC Trust 2011-55 SK, 6.376%, (-1.000*US0001M + 6.560%), 06/25/2041	645,811	0.3
2,021,117	(5)	Fannie Mae REMIC Trust 2011-86 NS, 5.766%, (-1.000*US0001M + 5.950%), 09/25/2041	404,344	0.2
993,959	(5)	Fannie Mae REMIC Trust 2012-10 US, 6.266%, (-1.000*US0001M + 6.450%), 02/25/2042	133,019	0.1
1,054,270	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	122,508	0.1
2,787,707	(5)	Fannie Mae REMIC Trust 2012-133 PS, 6.016%, (-1.000*US0001M + 6.200%), 03/25/2042	349,968	0.2
1,808,846	(5)	Fannie Mae REMIC Trust 2012-144 SB, 5.916%, (-1.000*US0001M + 6.100%), 01/25/2043	500,173	0.3
1,702,066	(5)	Fannie Mae REMIC Trust 2012-27 SB, 5.796%, (-1.000*US0001M + 5.980%), 11/25/2041	217,548	0.1
1,179,190	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	129,838	0.1
6,334,450	(5)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	380,274	0.2
6,097,313	(5)	Freddie Mac 3502 DL, 5.815%, (-1.000*US0001M + 6.000%), 01/15/2039	1,395,655	0.7
17,136		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	17,979	0.0
13,752		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	14,702	0.0
28,639		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	31,947	0.0
6,489	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,220	0.0
34,609	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	6,314	0.0
18,307		Freddie Mac REMIC Trust 2122 F, 0.635%, (US0001M + 0.450%), 02/15/2029	18,303	0.0
53,490	(5)	Freddie Mac REMIC Trust 2134 SB, 7.515%, (-1.000*US0001M + 7.700%), 03/15/2029	9,032	0.0
56,986	(5)	Freddie Mac REMIC Trust 2136 SG, 7.465%, (-1.000*US0001M + 7.650%), 03/15/2029	11,210	0.0
74,868	(5)	Freddie Mac REMIC Trust 2177 SB, 8.765%, (-1.000*US0001M + 8.950%), 08/15/2029	16,212	0.0
9,148		Freddie Mac REMIC Trust 2344 FP, 1.135%, (US0001M + 0.950%), 08/15/2031	9,311	0.0
4,029		Freddie Mac REMIC Trust 2412 GF, 1.135%, (US0001M + 0.950%), 02/15/2032	4,095	0.0
33,678		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	40,444	0.0
5,069		Freddie Mac REMIC Trust 2464 FI, 1.185%, (US0001M + 1.000%), 02/15/2032	5,161	0.0
5,200		Freddie Mac REMIC Trust 2470 LF, 1.185%, (US0001M + 1.000%), 02/15/2032	5,294	0.0
7,294		Freddie Mac REMIC Trust 2471 FD, 1.185%, (US0001M + 1.000%), 03/15/2032	7,425	0.0
5,930		Freddie Mac REMIC Trust 2504 FP, 0.685%, (US0001M + 0.500%), 03/15/2032	5,938	0.0
21,179		Freddie Mac REMIC Trust 2551 LF, 0.685%, (US0001M + 0.500%), 01/15/2033	21,330	0.0
36,561		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	38,170	0.0
291,764		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	337,820	0.2
238,714		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	273,599	0.2
48,824		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	55,802	0.0
47,027	(5)	Freddie Mac REMIC Trust 3004 SB, 5.965%, (-1.000*US0001M + 6.150%), 07/15/2035	7,248	0.0
10,857		Freddie Mac REMIC Trust 3025 SJ, 24.073%, (-3.667*US0001M + 24.750%), 08/15/2035	19,296	0.0

6

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

647,242	(5)	Freddie Mac REMIC Trust 3223 S, 5.765%, (-1.000*US0001M + 5.950%), 10/15/2036	123,813	0.1
1,849,772	(5)	Freddie Mac REMIC Trust 3505 SA, 5.815%, (-1.000*US0001M + 6.000%), 01/15/2039	461,217	0.2
1,925,854	(5)	Freddie Mac REMIC Trust 3702 S, 4.265%, (-1.000*US0001M + 4.450%), 05/15/2036	270,826	0.2
62,979	(5)	Freddie Mac REMIC Trust 3710 SL, 5.815%, (-1.000*US0001M + 6.000%), 05/15/2036	154	0.0
1,704,328	(5)	Freddie Mac REMIC Trust 3925 SD, 5.865%, (-1.000*US0001M + 6.050%), 07/15/2040	191,532	0.1
982,419	(5)	Freddie Mac REMIC Trust 4136 SW, 6.065%, (-1.000*US0001M + 6.250%), 11/15/2032	173,678	0.1
498,809	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	92,976	0.1
7,602,016	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,100,680	0.6
896,540	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	82,153	0.1
245,467	(1)	Freddie Mac STACR 2019-HQA3 M2, 2.035%, (US0001M + 1.850%), 09/27/2049	238,930	0.1
800,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.285%, (US0001M + 3.100%), 03/25/2050	776,097	0.4
700,000	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.335%, (US0001M + 2.150%), 12/25/2030	679,183	0.4
200,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300%), 10/25/2048	194,404	0.1
196,948		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.085%, (US0001M + 3.900%), 12/25/2027	201,206	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700%), 04/25/2028	104,994	0.1
103,074		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.985%, (US0001M + 3.800%), 03/25/2025	104,949	0.1
339,418		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.535%, (US0001M + 6.350%), 09/25/2028	359,102	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.635%, (US0001M + 3.450%), 10/25/2029	511,811	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.685%, (US0001M + 2.500%), 03/25/2030	405,665	0.2
259,948		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.735%, (US0001M + 3.550%), 08/25/2029	266,464	0.1
566,407		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.835%, (US0001M + 2.650%), 12/25/2029	566,042	0.3
36,232	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.587%, 10/25/2046	36,232	0.0
293,123	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.235%, (US0001M + 2.050%), 07/25/2049	289,054	0.2
361,960	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.535%, (US0001M + 2.350%), 02/25/2049	356,920	0.2
315,655		Ginnie Mae Series 2007-8 SP, 21.432%, (-3.242*US0001M + 22.049%), 03/20/2037	535,449	0.3
1,606,983	(5)	Ginnie Mae Series 2010-68 MS, 5.660%, (-1.000*US0001M + 5.850%), 06/20/2040	314,125	0.2
1,152,782	(5)	Ginnie Mae Series 2012-97 SC, 6.505%, (-1.000*US0001M + 6.700%), 07/16/2041	231,950	0.1
201,456		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.395%, (US0001M + 0.210%), 04/25/2036	188,054	0.1
143,475	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	147,855	0.1
139,160	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	142,922	0.1
499,129	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.468%, 10/25/2050	507,368	0.3
21,996	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.122%, 09/25/2035	22,003	0.0
521,951		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210%), 04/25/2046	462,701	0.2
593,424	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 3.330%, 07/25/2035	563,724	0.3

7

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

57,781	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 3.905%, 07/25/2035	55,696	0.0
189,372	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	197,027	0.1
278,598	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.817%, 08/25/2047	288,434	0.2
172,921	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	177,103	0.1
345,843	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	354,088	0.2
182,458	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	187,605	0.1
231,955	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	238,682	0.1
138,105		Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360%), 11/25/2035	113,701	0.1
53,181	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 4.017%, 04/25/2036	52,445	0.0
2,027,500	(4),(5)	RALI Series Trust 2006-QO1 X2, 3.713%, 02/25/2046	175,618	0.1
47,283	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	48,540	0.0
5,381,684	(4),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.443%, 08/25/2045	258,463	0.1
34,895	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.711%, 10/25/2036	33,063	0.0
671,420	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.526%, 12/25/2036	608,515	0.3
122,180	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.913%, 08/25/2046	112,862	0.1
266,366	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.515%, 12/25/2036	257,866	0.1
74,520	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.185%, 04/25/2037	65,049	0.0
81,443		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.615%, (US0001M + 0.430%), 06/25/2037	64,323	0.0
178,742	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	179,502	0.1

	Total Collateralized Mortgage Obligations
	(Cost $28,574,604)		33,021,591	17.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.6%
		Federal Home Loan Mortgage Corporation: 0.9%(6)
918,426		3.500%,01/01/2048	979,583	0.5
196,065		4.000%,09/01/2045	212,328	0.1
107,377		4.000%,09/01/2045	116,284	0.1
106,015		4.000%,09/01/2045	114,002	0.1
90,504		4.000%,09/01/2045	98,046	0.0
149,712		4.000%,05/01/2046	161,693	0.1
8,882		5.000%,12/01/2034	9,935	0.0
29,984		6.000%,02/01/2034	34,968	0.0
1,695		6.500%,02/01/2022	1,769	0.0
2,590		6.500%,09/01/2022	2,701	0.0
2,083		6.500%,08/01/2032	2,428	0.0
5,907		6.500%,07/01/2034	6,579	0.0
4,449		6.500%,07/01/2034	4,954	0.0
			1,745,270	0.9

		Federal National Mortgage Association: 0.0%(6)
77,847		3.869%, (US0012M + 1.777%),10/01/2036	82,417	0.0

		Government National Mortgage Association: 0.8%
1,335,000	(7)	2.500%,08/01/2050	1,401,959	0.8
28,388		5.000%,04/15/2034	31,920	0.0
13,044		6.500%,02/20/2035	15,217	0.0
			1,449,096	0.8

		Uniform Mortgage-Backed Securities: 7.9%
46,205		2.500%,06/01/2030	48,994	0.0
65,486		2.500%,06/01/2030	69,439	0.0
26,838		2.500%,07/01/2030	28,461	0.0
4,078,000	(7)	2.500%,08/13/2050	4,242,119	2.2
3,672,000	(7)	3.000%,07/25/2050	3,866,501	2.0
924,598		3.500%,09/01/2049	974,975	0.5
2,122,972		3.500%,02/01/2050	2,232,989	1.2
106,352		4.000%,05/01/2045	114,249	0.1
1,928,475		4.000%,04/01/2049	2,074,224	1.1
1,057,283		4.000%,02/01/2050	1,121,616	0.6
56,220		5.000%,06/01/2041	63,860	0.0
12,027		5.500%,09/01/2024	13,233	0.0
506		6.000%,05/01/2021	511	0.0
59,950		6.000%,11/01/2034	69,985	0.1
96,968		6.000%,04/01/2035	113,199	0.1
41,800		6.500%,12/01/2029	46,856	0.0
17,475		6.500%,01/01/2034	19,846	0.0
256		7.000%,04/01/2033	296	0.0
14,688		7.500%,09/01/2032	17,572	0.0
33,809		7.500%,01/01/2033	40,064	0.0
			15,158,989	7.9

	Total U.S. Government Agency Obligations
	(Cost $18,255,784)		18,435,772	9.6

U.S. TREASURY OBLIGATIONS: 6.3%
		U.S. Treasury Bonds: 3.3%
4,240,000	(8)	0.625%,05/15/2030	4,227,744	2.2
180,000		1.125%,05/15/2040	178,351	0.1
1,679,000		2.000%,02/15/2050	1,922,389	1.0
			6,328,484	3.3

		U.S. Treasury Notes: 3.0%
2,400,000		0.125%,06/30/2022	2,398,781	1.2
1,171,000		0.250%,06/15/2023	1,173,562	0.6
1,132,000		0.250%,06/30/2025	1,129,900	0.6

8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

1,084,000		0.500%,06/30/2027	1,084,804	0.6
			5,787,047	3.0

	Total U.S. Treasury Obligations
	(Cost $12,080,323)		12,115,531	6.3

SOVEREIGN BONDS: 8.7%
		Australia: 0.2%
AUD 558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	381,637	0.2

		Brazil: 0.6%
BRL 5,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	1,089,333	0.6

		Chile: 0.1%
CLP 155,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	267,967	0.1

		China: 2.2%
CNY 14,870,000		China Government Bond, 3.250%, 11/22/2028	2,152,896	1.1
CNY 12,880,000		China Government Bond, 3.290%, 05/23/2029	1,873,144	1.0
CNY 1,780,000		China Government Bond, 4.080%, 10/22/2048	271,185	0.1
			4,297,225	2.2

		Germany: 1.5%
EUR 1,010,000		Bundesobligation, 0.000%, 10/08/2021	1,144,337	0.6
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	36,660	0.0
EUR 200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	306,191	0.2
EUR 10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,206	0.0
EUR 660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,243,635	0.6
EUR 120,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	140,607	0.1
			2,883,636	1.5

		Indonesia: 0.3%
IDR 6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	476,549	0.3

		Italy: 0.7%
EUR 438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	665,603	0.3
EUR 438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	699,252	0.4
			1,364,855	0.7

		Portugal: 0.8%
EUR 1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,522,491	0.8

		Spain: 1.3%
EUR 870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,074,207	0.6
EUR 908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,378,866	0.7
			2,453,073	1.3

		United Kingdom: 1.0%
GBP 1,500,000		United Kingdom Gilt, 4.000%, 03/07/2022	1,986,994	1.0

	Total Sovereign Bonds
	(Cost $16,687,354)		16,723,760	8.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.2%
		United States: 7.2%
6,878,475	(4),(5)	BANK 2017-BNK5 XA, 1.217%, 06/15/2060	339,258	0.2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.787%, 07/15/2060	501,884	0.3
1,948,000	(1),(4),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	156,776	0.1
992,850	(4),(5)	BANK 2019-BNK16 XA, 1.125%, 02/15/2052	63,193	0.0
8,020,000	(1),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	231,314	0.1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	159,967	0.1
1,195,324	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.212%, 03/15/2052	85,738	0.0
659,226	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650%), 10/15/2036	625,672	0.3
500,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.685%, (US0001M + 2.500%), 12/15/2029	477,593	0.2
270,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	243,142	0.1
170,000	(1)	BXMT 2017-FL1 B Ltd., 1.694%, (US0001M + 1.500%), 06/15/2035	167,244	0.1
160,000	(1)	BXMT 2020-FL2 B Ltd., 1.594%, (US0001M + 1.400%), 02/16/2037	150,767	0.1
1,820,735	(4),(5)	CD 2016-CD1 Mortgage Trust XA, 1.532%, 08/10/2049	108,174	0.1
7,900,000	(4),(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.992%, 08/10/2049	363,685	0.2
3,195,606	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.251%, 10/12/2050	168,959	0.1
9,326,001	(1),(4),(5)	COMM 2012-LTRT XA, 1.049%, 10/05/2030	138,984	0.1

9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

110,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	92,704	0.0
11,054,044	(4),(5)	COMM 2014-CR16 XA, 1.138%, 04/10/2047	338,417	0.2
570,000	(1),(4)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	412,116	0.2
570,000	(4)	COMM 2016-COR1 C, 4.529%, 10/10/2049	513,794	0.3
4,376,807	(4),(5)	COMM 2016-CR28 XA, 0.775%, 02/10/2049	118,100	0.1
200,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	118,865	0.1
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	208,119	0.1
1,224,256	(1),(4),(5)	DBUBS 2011-LC1A XA, 0.874%, 11/10/2046	1,363	0.0
300,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650%), 07/10/2044	211,800	0.1
270,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	223,724	0.1
3,840,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	44,655	0.0
7,000,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	311,786	0.2
35,701,828	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	37,205	0.0
450,000	(1),(4)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	434,960	0.2
100,000	(1),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	95,166	0.0
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	129,540	0.1
3,904,088	(4),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.206%, 11/10/2046	111,256	0.1
2,307,744	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.185%, 05/10/2050	132,017	0.1
410,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	382,787	0.2
310,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	274,242	0.1
360,000	(1),(4)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	300,596	0.2
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,323,956	0.7
5,614,620	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.645%, 06/15/2045	86,164	0.0
660,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	705,430	0.4
21,321	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	21,277	0.0
2,842,321	(1),(4),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.148%, 03/10/2050	97,454	0.0
1,090,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.760%, 11/15/2045	637,275	0.3
18,750,000	(1),(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.605%, 12/15/2047	366,435	0.2
570,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	566,753	0.3
170,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	158,243	0.1
320,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	292,703	0.2
220,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	213,694	0.1
3,074,574	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.964%, 08/15/2045	83,837	0.0
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.399%, 03/15/2045	348,920	0.2
330,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.106%, 06/15/2046	151,264	0.1
9,134,506	(4),(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.192%, 03/15/2047	242,566	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $15,755,869)		13,771,533	7.2

ASSET-BACKED SECURITIES: 5.4%
		United States: 5.4%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 3.661%, (US0003M + 2.350%), 04/14/2029	477,992	0.2
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 2.535%, (US0003M + 1.400%), 10/17/2030	338,211	0.2
500,000	(1)	Barings Clo Ltd. 2019-4A C, 4.405%, (US0003M + 2.800%), 01/15/2033	494,162	0.3
412,500	(1)	BlueMountain CLO 2013-2A CR, 3.048%, (US0003M + 1.950%), 10/22/2030	388,401	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 3.576%, (US0003M + 2.400%), 07/16/2030	390,508	0.2
271,704	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.831%, 03/25/2036	178,173	0.1

10

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

400,000	(1)	Clear Creek CLO 2015-1A CR, 3.085%, (US0003M + 1.950%), 10/20/2030	375,064	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CR, 3.219%, (US0003M + 2.000%), 10/15/2030	470,714	0.2
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.885%, (US0003M + 1.750%), 04/20/2031	374,695	0.2
519,924	(1)	Invitation Homes 2017-SFR2 A Trust, 1.044%, (US0001M + 0.850%), 12/17/2036	514,960	0.3
1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 1.644%, (US0001M + 1.450%), 03/17/2037	1,015,601	0.5
500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 3.135%, (US0003M + 2.000%), 10/20/2027	485,594	0.3
250,000	(1)	LCM XIV L.P. 14A AR, 2.175%, (US0003M + 1.040%), 07/20/2031	242,020	0.1
1,000,000	(1)	LCM XXIV Ltd. 24A C, 3.385%, (US0003M + 2.250%), 03/20/2030	950,778	0.5
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.935%, (US0003M + 1.800%), 04/20/2030	236,261	0.1
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 3.193%, (US0003M + 2.150%), 01/23/2031	381,545	0.2
200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	212,370	0.1
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 2.791%, (US0003M + 1.800%), 04/26/2031	468,194	0.2
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.069%, (US0003M + 1.850%), 04/15/2026	236,688	0.1
1,060,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,089,884	0.6
400,000	(1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	393,373	0.2
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 3.135%, (US0003M + 2.000%), 10/18/2030	233,689	0.1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 3.419%, (US0003M + 2.200%), 10/15/2030	535,068	0.3

	Total Asset-Backed Securities
	(Cost $10,692,830)		10,483,945	5.4

STRUCTURED NOTES: 0.0%
		Russia: 0.0%
RUB 3,751,445	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 0.000%, 08/22/2034	1,454	0.0

	Total Structured Notes
	(Cost $134,544)		1,454	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(2),(8),(9)	American Media, Inc.	–	–
18	(9)	Ingevity Corp.	946	0.0
4,988	(9)	Resolute Forest Products, Inc.	10,525	0.0
120		WestRock Co.	3,391	0.0

	Total Common Stock
	(Cost $1,305,735)		14,862	0.0

MUTUAL FUNDS: 21.5%
		United States: 21.5%
839,468		Voya Emerging Markets Corporate Debt Fund - Class P	8,277,157	4.3
1,436,300		Voya Emerging Markets Hard Currency Debt Fund - Class P	13,443,764	7.0
1,897,654		Voya Emerging Markets Local Currency Debt Fund - Class P	12,657,353	6.6
934,484		Voya High Yield Bond Fund - Class P	6,980,598	3.6

	Total Mutual Funds
	(Cost $45,845,300)		41,358,872	21.5

			Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
	Total Purchased Options
	(Cost $116,135)		56,712	0.0

	Total Long-Term Investments
	(Cost $189,786,566)		189,439,672	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.9%
		Commercial Paper: 0.5%
1,000,000		Entergy Corp., 0.310%, 07/06/2020
		(Cost $999,958)	999,950	0.5

11

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

		Repurchase Agreements: 1.8%
1,000,000	(11)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.5
1,000,000	(11)	HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%-4.500%, Market Value plus accrued interest $1,020,000, due 02/01/26-05/01/50)	1,000,000	0.5
510,333	(11)	Morgan Stanley, Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $510,334, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $520,540, due 01/01/21-07/01/50)	510,333	0.3
1,000,000	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $3,510,333)		3,510,333	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.6%
8,795,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
		(Cost $8,795,000)	8,795,000	4.6

	Total Short-Term Investments
	(Cost $13,305,291)		13,305,283	6.9

	Total Investments in Securities (Cost $203,091,857)		$ 202,744,955	105.4
	Liabilities in Excess of Other Assets		(10,328,429)	(5.4)
	Net Assets		$ 192,416,526	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	Security, or a portion of the security, is on loan.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

12

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 6.9%
184,329		AGL Energy Ltd.	$ 2,180,635	0.6
6,506		ASX Ltd.	386,705	0.1
826,695		Aurizon Holdings Ltd.	2,813,132	0.7
631,515		AusNet Services	729,634	0.2
272,264		Australia & New Zealand Banking Group Ltd.	3,532,654	0.9
63,167		BHP Group Ltd.	1,572,720	0.4
89,644		Coca-Cola Amatil Ltd.	539,966	0.1
301,434		Fortescue Metals Group Ltd.	2,930,434	0.8
19,623		Macquarie Group Ltd.	1,628,550	0.4
73,511		Rio Tinto Ltd.	5,033,547	1.3
1,422,223		Scentre Group	2,159,131	0.6
93,238		Wesfarmers Ltd.	2,898,965	0.8
			26,406,073	6.9

		Belgium: 1.0%
27,298	(1)	Colruyt S.A.	1,500,276	0.4
18,972		UCB S.A.	2,201,623	0.6
			3,701,899	1.0

		China: 0.7%
882,500		BOC Hong Kong Holdings Ltd.	2,825,672	0.7

		Denmark: 3.6%
19,056		Carlsberg A/S	2,526,981	0.6
19,189		Coloplast A/S	2,990,951	0.8
88,058		Novo Nordisk A/S	5,736,779	1.5
48,656		Pandora A/S	2,657,323	0.7
			13,912,034	3.6

		Finland: 3.3%
33,185		Elisa OYJ	2,019,350	0.5
45,332		Kone Oyj	3,126,507	0.8
50,946		Orion Oyj	2,470,583	0.7
79,170		Sampo OYJ	2,728,961	0.7
78,256		UPM-Kymmene OYJ	2,266,651	0.6
			12,612,052	3.3

		France: 7.7%
62,655	(1)	Bouygues SA	2,146,205	0.6
7,641		Cie Generale des Etablissements Michelin SCA	796,441	0.2
5,389		Covivio	390,882	0.1
37,440		Danone	2,598,817	0.7
18,247		Dassault Systemes SE	3,167,536	0.8
12,391		Edenred	543,444	0.1
26,892	(1)	Eiffage SA	2,465,087	0.6
175,142	(1)	Engie SA	2,172,090	0.6
2,511		Hermes International	2,108,245	0.6
352,026	(1)	Natixis SA	928,478	0.2
268,184		Orange SA	3,206,921	0.8
56,538		Sanofi	5,765,982	1.5
69,780	(1)	SCOR SE	1,927,194	0.5
27,322	(2)	Total SA	1,053,488	0.3
6,102		Vinci SA	565,795	0.1
			29,836,605	7.7

		Germany: 6.0%
2,275		Allianz SE	464,877	0.1
47,753		BASF SE	2,682,241	0.7
5,976		Beiersdorf AG	679,553	0.2
19,178		Deutsche Boerse AG	3,470,756	0.9
98,133	(1)	Deutsche Post AG	3,603,415	0.9
170,442		Deutsche Telekom AG	2,859,873	0.8
15,806	(1)	LEG Immobilien AG	2,004,756	0.5
7,227		Muenchener Rueckversicherungs-Gesellschaft AG	1,881,866	0.5
15,836		Siemens AG	1,867,645	0.5
17,339		Symrise AG	2,025,995	0.5
526,209		Telefonica Deutschland Holding AG	1,551,882	0.4
			23,092,859	6.0

		Hong Kong: 3.8%
172,000		CK Hutchison Holdings Ltd.	1,113,801	0.3
237,500		CK Infrastructure Holdings Ltd.	1,227,699	0.3
256,500		CLP Holdings Ltd.	2,519,149	0.6
363,000		HK Electric Investments & HK Electric Investments Ltd.	377,044	0.1
946,000		HKT Trust / HKT Ltd.	1,388,225	0.4
56,400		Jardine Matheson Holdings Ltd.	2,358,131	0.6
515,500		MTR Corp.	2,680,986	0.7
1,309,000		PCCW Ltd.	748,439	0.2
397,500		Power Assets Holdings Ltd.	2,171,966	0.6
			14,585,440	3.8

		Ireland: 0.3%
37,253		CRH PLC	1,282,252	0.3

		Israel: 0.9%
351,582		Bank Leumi Le-Israel BM	1,767,724	0.4
171,387		ICL Group Ltd.	510,512	0.1
220,989		Israel Discount Bank Ltd.	674,013	0.2
34,225		Mizrahi Tefahot Bank Ltd.	643,092	0.2
			3,595,341	0.9

		Italy: 4.5%
135,041		Assicurazioni Generali S.p.A.	2,051,300	0.5
166,747		Enel S.p.A.	1,442,096	0.4
234,581		ENI S.p.A.	2,248,686	0.6
6,986		Ferrari NV	1,196,664	0.3
1,747,599	(1)	Intesa Sanpaolo SpA	3,358,328	0.9
257,156		Mediobanca Banca di Credito Finanziario SpA	1,856,991	0.5
40,428		Recordati S.p.A.	2,022,953	0.5
528,082		Snam SpA	2,574,469	0.7
80,939		Terna Rete Elettrica Nazionale SpA	558,278	0.1
			17,309,765	4.5

		Japan: 25.9%
14,100		ABC-Mart, Inc.	827,154	0.2
148,400		Ajinomoto Co., Inc.	2,462,692	0.6
136,500		Astellas Pharma, Inc.	2,279,490	0.6
37,800		Benesse Holdings, Inc.	1,013,781	0.3

13

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

29,400		Calbee, Inc.	812,606	0.2
141,300	(2)	Canon, Inc.	2,818,657	0.7
7,400		Central Japan Railway Co.	1,144,471	0.3
15,000		Denso Corp.	588,256	0.2
32,400		East Japan Railway Co.	2,245,167	0.6
46,100		Electric Power Development Co., Ltd.	873,894	0.2
26,400		Fuji Film Holdings Corp.	1,129,965	0.3
1,700		Hikari Tsushin, Inc.	388,702	0.1
44,900		Hitachi Ltd.	1,427,139	0.4
21,100		Hoya Corp.	2,020,515	0.5
143,800		Itochu Corp.	3,111,519	0.8
57,600		Kamigumi Co., Ltd.	1,132,790	0.3
74,600		Konami Holdings Corp.	2,489,317	0.6
24,500		Lawson, Inc.	1,232,362	0.3
143,200		LIXIL Group Corp.	2,011,140	0.5
21,500		McDonald's Holdings Co. Japan Ltd.	1,162,022	0.3
57,900		Medipal Holdings Corp.	1,117,506	0.3
32,300		MEIJI Holdings Co., Ltd.	2,570,309	0.7
218,500		Mitsubishi Chemical Holdings Corp.	1,274,219	0.3
120,900		Mitsubishi Corp.	2,554,825	0.7
84,000		Mitsubishi Heavy Industries Ltd.	1,983,249	0.5
104,300		Mitsui & Co., Ltd.	1,545,374	0.4
99,000		MS&AD Insurance Group Holdings, Inc.	2,726,332	0.7
57,000		NEC Corp.	2,738,604	0.7
6,100		Nintendo Co., Ltd.	2,727,120	0.7
6,000		Nippon Shinyaku Co., Ltd.	489,736	0.1
94,600		Nippon Telegraph & Telephone Corp.	2,204,128	0.6
123,900		NTT DoCoMo, Inc.	3,289,300	0.9
64,800		Olympus Corp.	1,247,562	0.3
14,200		Oracle Corp. Japan	1,684,300	0.4
37,100		ORIX Corp.	460,680	0.1
121,100		Pan Pacific International Holdings Corp.	2,666,221	0.7
216,000		Ricoh Co., Ltd.	1,549,925	0.4
34,200		Secom Co., Ltd.	3,000,800	0.8
162,800		Seiko Epson Corp.	1,864,986	0.5
137,900		Sekisui House Ltd.	2,632,809	0.7
74,100		Seven & I Holdings Co., Ltd.	2,424,072	0.6
79,400		SG Holdings Co. Ltd.	2,591,111	0.7
44,500		Shionogi & Co., Ltd.	2,791,636	0.7
244,300		Softbank Corp.	3,113,905	0.8
8,200		Sohgo Security Services Co., Ltd.	382,887	0.1
197,200		Sumitomo Corp.	2,268,083	0.6
104,400		Sumitomo Mitsui Financial Group, Inc.	2,946,356	0.8
55,100		Sundrug Co., Ltd.	1,823,575	0.5
18,500		Suzuken Co., Ltd.	691,155	0.2
96,300		Teijin Ltd.	1,533,254	0.4
23,200		Toyo Suisan Kaisha Ltd.	1,296,274	0.3
47,600		Trend Micro, Inc.	2,660,102	0.7
14,800		Tsuruha Holdings, Inc.	2,044,075	0.5
32,300		West Japan Railway Co.	1,811,674	0.5
			99,877,783	25.9

		Netherlands: 3.6%
75,765		Koninklijke Ahold Delhaize NV	2,064,894	0.5
224,026		Koninklijke KPN NV	595,887	0.2
19,299	(1)	Koninklijke Philips NV	900,250	0.3
58,124		Randstad NV	2,599,004	0.7
82,939		Unilever NV	4,422,102	1.1
40,004		Wolters Kluwer NV	3,124,526	0.8
			13,706,663	3.6

		New Zealand: 0.3%
399,964		Spark New Zealand Ltd.	1,183,357	0.3

		Norway: 0.4%
179,015		Orkla ASA	1,571,679	0.4

		Singapore: 0.9%
303,900		Singapore Exchange Ltd.	1,828,768	0.5
984,900		Singapore Telecommunications Ltd.	1,752,036	0.4
			3,580,804	0.9

		Spain: 2.6%
85,500		Enagas	2,091,624	0.6
104,788		Endesa S.A.	2,599,384	0.7
105,798		Ferrovial SA - FERE	2,827,966	0.7
441,037		Mapfre SA	787,551	0.2
58,015		Red Electrica Corp. SA	1,085,429	0.3
53,174		Repsol SA	469,842	0.1
			9,861,796	2.6

		Sweden: 1.3%
51,603	(1)	Essity AB	1,673,042	0.4
19,716		Swedish Match AB	1,391,075	0.4
197,490		Telefonaktiebolaget LM Ericsson	1,830,645	0.5
			4,894,762	1.3

		Switzerland: 11.4%
48,726		Adecco Group AG	2,296,729	0.6
223		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	1,841,834	0.5
3,461		EMS-Chemie Holding AG	2,688,863	0.7
60,159		LafargeHolcim Ltd.-CHF	2,650,367	0.7
38,714		Logitech International SA	2,536,906	0.7
107,892		Nestle SA	11,962,053	3.1
76,653		Novartis AG	6,678,091	1.7
27,219		Roche Holding AG	9,430,010	2.4
10,587		Zurich Insurance Group AG	3,751,297	1.0
			43,836,150	11.4

		United Kingdom: 12.8%
219,310		3i Group PLC	2,258,226	0.6
72,212		Admiral Group Plc	2,047,851	0.5
17,087		Anglo American PLC	393,909	0.1
93,731	(3)	Auto Trader Group PLC	610,258	0.2
573,866		Aviva PLC	1,945,041	0.5
865,540		BP PLC	3,315,910	0.9
41,826		Croda International PLC	2,716,625	0.7
15,741		Diageo PLC	523,187	0.1
525,656		Direct Line Insurance Group PLC	1,762,548	0.5
349,970		Evraz PLC	1,239,969	0.3
264,989		GlaxoSmithKline PLC	5,352,679	1.4
60,677		Hikma Pharmaceuticals PLC	1,665,038	0.4
104,301		Imperial Brands PLC	1,985,535	0.5
27,747		London Stock Exchange Group PLC	2,885,545	0.8
73,540	(1)	Persimmon PLC	2,081,289	0.5

14

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

160,875	Relx PLC (GBP Exchange)	3,723,563	1.0
1,857,705	Royal Bank of Scotland Group PLC	2,788,862	0.7
313,600	Sage Group PLC/The	2,603,164	0.7
146,896	Smith & Nephew PLC	2,737,198	0.7
71,344	Unilever PLC	3,848,359	1.0
466,010	Vodafone Group PLC	740,842	0.2
868,174	WM Morrison Supermarkets PLC	2,045,182	0.5
		49,270,780	12.8

	Total Common Stock
	(Cost $376,573,576)	376,943,766	97.9

EXCHANGE-TRADED FUNDS: 0.6%
39,678	iShares MSCI EAFE ETF	2,415,200	0.6

	Total Exchange-Traded Funds
	(Cost $2,221,504)	2,415,200	0.6

PREFERRED STOCK: 0.2%
	Germany: 0.2%
5,564	Henkel AG & Co. KGaA	519,084	0.2

	Total Preferred Stock
	(Cost $437,453)	519,084	0.2

RIGHTS: 0.0%
	Spain: 0.0%
42,337	(1) Repsol SA	20,610	0.0

	Total Rights
	(Cost $23,451)	20,610	0.0

	Total Long-Term Investments
	(Cost $379,255,984)	379,898,660	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 1.0%
20,548	(4) BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $20,548, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $20,959, due 08/15/21-02/15/48)	20,548	0.0
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.3
1,000,000	(4) HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.08%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 05/15/44-03/20/50)	1,000,000	0.2
1,000,000	(4) MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/23-07/01/50)	1,000,000	0.2
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.3

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $4,020,548)	4,020,548	1.0

15

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $383,276,532)	$ 383,919,208	99.7
Assets in Excess of Other Liabilities	1,036,210	0.3
Net Assets	$ 384,955,418	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

16

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Communication Services: 1.6%
330,332		Entravision Communications Corp.	$ 472,375	0.2
78,139		Fox Corp. - Class B	2,097,251	0.7
52,066		Rogers Communications, Inc.	2,092,074	0.7
30,030		Townsquare Media, Inc.	134,234	0.0
			4,795,934	1.6

		Consumer Discretionary: 7.0%
66,859	(1)	Accel Entertainment, Inc.	643,852	0.2
21,413		Advance Auto Parts, Inc.	3,050,282	1.0
18,980	(1)	Aptiv PLC	1,478,921	0.5
19,054		BJ's Restaurants, Inc.	398,991	0.1
24,163	(1)	Boot Barn Holdings, Inc.	520,954	0.2
40,038		BorgWarner, Inc.	1,413,341	0.5
8,200		Brunswick Corp.	524,882	0.2
29,533		Genuine Parts Co.	2,568,190	0.9
65,246		Honda Motor Co., Ltd. ADR	1,667,688	0.6
2,790		Lithia Motors, Inc.	422,211	0.1
3,417	(1)	Malibu Boats, Inc.	177,513	0.1
32,584	(1)	MarineMax, Inc.	729,556	0.2
3,475	(1)	Mohawk Industries, Inc.	353,616	0.1
22,780	(1)	OneWater Marine, Inc.	553,098	0.2
7,041	(1)	Penn National Gaming, Inc.	215,032	0.1
41,822		Penske Auto Group, Inc.	1,618,930	0.5
39,370	(1)	Red Robin Gourmet Burgers, Inc.	401,574	0.1
24,977	(1)	Skyline Champion Corp.	607,940	0.2
29,531		Sodexo SA	2,002,426	0.7
39,681		Tapestry, Inc.	526,964	0.2
6,177		Target Corp.	740,808	0.2
2,460		Thor Industries, Inc.	262,064	0.1
			20,878,833	7.0

		Consumer Staples: 7.4%
88,011		Conagra Brands, Inc.	3,095,347	1.0
46,481	(1)	Edgewell Personal Care Co.	1,448,348	0.5
25,682		JM Smucker Co.	2,717,413	0.9
30,766		Kellogg Co.	2,032,402	0.7
11,124		Kimberly-Clark Corp.	1,572,377	0.5
118,756		Koninklijke Ahold Delhaize NV	3,236,568	1.1
32,325		Mondelez International, Inc.	1,652,777	0.6
203,770		Orkla ASA	1,789,018	0.6
51,851		Spectrum Brands Holdings, Inc.	2,379,961	0.8
39,522		Sysco Corp.	2,160,273	0.7
1,636		Weis Markets, Inc.	81,996	0.0
			22,166,480	7.4

		Energy: 2.3%
63,579		Baker Hughes Co.	978,481	0.3
16,827		Cactus, Inc.	347,141	0.1
93,320	(1)	ChampionX Corp.	910,803	0.3
25,147		Cimarex Energy Co.	691,291	0.3
63,721		ConocoPhillips	2,677,556	0.9
31,156	(1)	Earthstone Energy, Inc.	88,483	0.0
15,075	(2)	Enviva Partners L.P.	543,303	0.2
136,985	(1)	NCS Multistage Holdings, Inc.	79,205	0.0
76,062		Noble Energy, Inc.	681,516	0.2
			6,997,779	2.3

		Financials: 20.2%
57,044		Aflac, Inc.	2,055,295	0.7
16,301		Ameriprise Financial, Inc.	2,445,802	0.8
34,710		Ameris Bancorp.	818,809	0.3
19,565		Ares Management Corp.	776,730	0.3
17,133		Arthur J. Gallagher & Co.	1,670,296	0.6
38,522		Axis Capital Holdings Ltd.	1,562,452	0.5
41,910		Bank of New York Mellon Corp.	1,619,821	0.5
68,022		BankUnited, Inc.	1,377,445	0.5
868		BlackRock, Inc.	472,270	0.2
9,817		Brown & Brown, Inc.	400,141	0.1
161,466		Capitol Federal Financial, Inc.	1,777,741	0.6
37,752		Chubb Ltd.	4,780,158	1.6
42,863		Commerce Bancshares, Inc.	2,549,063	0.8
144,342	(2)	Compass Diversified Holdings	2,488,456	0.8
59,225	(1)	CrossFirst Bankshares, Inc.	579,221	0.2
125,323	(1)	Donnelley Financial Solutions, Inc.	1,052,713	0.3
49,487		First Hawaiian, Inc.	853,156	0.3
2,624		Hanover Insurance Group, Inc.	265,890	0.1
59,278		Hilltop Holdings, Inc.	1,093,679	0.4
149,685		Home Bancshares, Inc./Conway AR	2,302,155	0.8
38,550		Independent Bank Group, Inc.	1,562,046	0.5
40,395		James River Group Holdings Ltd.	1,817,775	0.6
8,032		M&T Bank Corp.	835,087	0.3
77,017		Northern Trust Corp.	6,110,529	2.0
33,584		Old National Bancorp.	462,116	0.1
37,368		Origin Bancorp, Inc.	822,096	0.3
52,663		Pacific Premier Bancorp, Inc.	1,141,734	0.4
101,270		ProAssurance Corp.	1,465,377	0.5
49,922	(1)	ProSight Global, Inc.	444,306	0.1
23,197		Reinsurance Group of America, Inc.	1,819,573	0.6
19,234		Signature Bank	2,056,499	0.7
6,552		South State Corp.	312,268	0.1
20,633		State Street Corp.	1,311,227	0.4
8,821		T. Rowe Price Group, Inc.	1,089,394	0.4
5,494	(1)	Texas Capital Bancshares, Inc.	169,600	0.0
25,764		TowneBank/Portsmouth VA	485,394	0.2
52,804		Truist Financial Corp.	1,982,790	0.7
33,503		UMB Financial Corp.	1,727,080	0.6
239,148		Valley National Bancorp	1,870,137	0.6
30,830		Westamerica Bancorp.	1,770,259	0.6
235		White Mountains Insurance Group Ltd.	208,673	0.1
			60,405,253	20.2

		Health Care: 10.7%
49,466		Cardinal Health, Inc.	2,581,631	0.8
37,879		Cerner Corp.	2,596,605	0.9

17

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

125,823	(1)	Envista Holdings Corp.	2,653,607	0.9
40,728	(1)	Henry Schein, Inc.	2,378,108	0.8
24,884	(1)	Hologic, Inc.	1,418,388	0.5
19,555		McKesson Corp.	3,000,128	1.0
2,877		National Healthcare Corp.	182,517	0.0
39,737		Patterson Cos., Inc.	874,214	0.3
41,897	(1)	Premier, Inc.	1,436,229	0.5
14,513	(1)	Providence Service Corp.	1,145,221	0.4
29,415		Quest Diagnostics, Inc.	3,352,133	1.1
17,793	(3)	Siemens Healthineers AG	855,272	0.3
34,509		Universal Health Services, Inc.	3,205,541	1.1
52,613		Zimmer Biomet Holdings, Inc.	6,279,888	2.1
			31,959,482	10.7

		Industrials: 20.3%
74,506		ABB Ltd.	1,690,015	0.6
4,033		Acuity Brands, Inc.	386,119	0.1
17,065		Arcosa, Inc.	720,143	0.2
261,823		BAE Systems PLC	1,565,555	0.5
32,899		Brink's Co.	1,497,234	0.5
78,580	(1)	Ceco Environmental Corp.	517,842	0.2
157,117	(1)	Charah Solutions, Inc.	499,632	0.2
33,544	(1)	Colfax Corp.	935,878	0.3
3,607		CSW Industrials, Inc.	249,280	0.1
16,803		Cummins, Inc.	2,911,288	1.0
46,819		Deluxe Corp.	1,102,119	0.4
36,431	(1)	DXP Enterprises, Inc.	725,341	0.2
23,967	(1)	Dycom Industries, Inc.	980,011	0.3
73,977		Emerson Electric Co.	4,588,793	1.5
27,219		EnPro Industries, Inc.	1,341,625	0.5
53,098	(1)	Foundation Building Materials, Inc.	828,860	0.3
14,172		General Dynamics Corp.	2,118,147	0.7
15,344	(1)	GMS, Inc.	377,309	0.1
33,184		Graham Corp.	422,764	0.1
44,999		Healthcare Services Group, Inc.	1,100,676	0.4
98,351		Heartland Express, Inc.	2,047,668	0.7
31,209		Hubbell, Inc.	3,912,360	1.3
12,954		Hurco Cos, Inc.	362,323	0.1
182,107		IMI PLC	2,077,603	0.7
160,874	(1)	Innerworkings, Inc.	212,354	0.1
110,939		Johnson Controls International plc	3,787,457	1.3
23,861		Korn Ferry	733,249	0.2
3,943		Lincoln Electric Holdings, Inc.	332,158	0.1
29,786		Luxfer Holdings PLC	421,472	0.1
455		Luxfer Holdings PLC ADR	6,438	0.0
35,435		MSC Industrial Direct Co.	2,580,022	0.9
14,027		Norfolk Southern Corp.	2,462,720	0.8
12,012	(1)	NV5 Global, Inc.	610,570	0.2
182,813		nVent Electric PLC	3,424,087	1.1
36,225		Paccar, Inc.	2,711,441	0.9
42,302		Republic Services, Inc.	3,470,879	1.2
56,455		Southwest Airlines Co.	1,929,632	0.7
58,782		Textron, Inc.	1,934,516	0.7
41,881		Timken Co.	1,905,167	0.6
7,190		Unifirst Corp.	1,286,651	0.4
			60,767,398	20.3

		Information Technology: 9.3%
10,529	(1)	Advanced Energy Industries, Inc.	713,761	0.2
58,810		Applied Materials, Inc.	3,555,064	1.2
57,385		Avnet, Inc.	1,600,181	0.5
13,399		Belden, Inc.	436,137	0.2
14,644	(1)	Cardtronics plc	351,163	0.1
11,058		Cass Information Systems, Inc.	431,594	0.2
10,120	(1)	Coherent, Inc.	1,325,518	0.4
5,197	(1)	Euronet Worldwide, Inc.	497,977	0.2
44,562		EVERTEC, Inc.	1,252,192	0.4
18,435	(1)	F5 Networks, Inc.	2,571,314	0.9
126,569		HP, Inc.	2,206,098	0.7
32,484	(1)	II-VI, Inc.	1,533,894	0.5
59,558		Kulicke & Soffa Industries, Inc.	1,240,593	0.4
44,877		Maxim Integrated Products	2,719,995	0.9
13,063		Microchip Technology, Inc.	1,375,664	0.5
1,920		MKS Instruments, Inc.	217,421	0.1
13,022		Sapiens International Corp. NV	364,356	0.1
27,802		TE Connectivity Ltd.	2,267,253	0.8
98,014	(1)	Teradata Corp.	2,038,691	0.7
21,033		TTEC Holdings, Inc.	979,296	0.3
			27,678,162	9.3

		Materials: 5.0%
6,245		Eagle Materials, Inc.	438,524	0.2
259,424		Graphic Packaging Holding Co.	3,629,342	1.2
27,176		Minerals Technologies, Inc.	1,275,370	0.4
122,412		Mondi PLC	2,289,706	0.7
25,345		Packaging Corp. of America	2,529,431	0.9
11,476		Silgan Holdings, Inc.	371,707	0.1
58,106		Sonoco Products Co.	3,038,363	1.0
109,337		Tecnoglass, Inc.	595,886	0.2
32,861		WestRock Co.	928,652	0.3
			15,096,981	5.0

		Real Estate: 5.2%
120,411		Brandywine Realty Trust	1,311,276	0.4
13,656		CareTrust REIT, Inc.	234,337	0.1
31,556		Cousins Properties, Inc.	941,315	0.3
37,280		Four Corners Property Trust, Inc.	909,632	0.3
10,248		Highwoods Properties, Inc.	382,558	0.1
88,914		Kite Realty Group Trust	1,026,068	0.4
60,975		Lexington Realty Trust	643,286	0.2
65,168		MGM Growth Properties LLC	1,773,221	0.6
6,229		National Health Investors, Inc.	378,225	0.1
1		Omega Healthcare Investors, Inc.	30	0.0
45,142		Physicians Realty Trust	790,888	0.3
63,222		Piedmont Office Realty Trust, Inc.	1,050,117	0.4
20,081		Sabra Healthcare REIT, Inc.	289,769	0.1
37,588		Summit Hotel Properties, Inc.	222,897	0.1
35,447		Weingarten Realty Investors	671,012	0.2
34,175		Welltower, Inc.	1,768,556	0.6
136,466		Weyerhaeuser Co.	3,065,026	1.0
			15,458,213	5.2

18

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

	Utilities: 6.7%
14,718	Ameren Corp.	1,035,559	0.3
15,086	Atmos Energy Corp.	1,502,264	0.5
13,432	CMS Energy Corp.	784,697	0.3
53,318	Edison International	2,895,701	1.0
29,287	Evergy, Inc.	1,736,426	0.6
17,032	Eversource Energy	1,418,255	0.5
52,312	NorthWestern Corp.	2,852,050	0.9
45,897	Pinnacle West Capital Corp.	3,363,791	1.1
31,124	Spire, Inc.	2,045,158	0.7
36,296	Xcel Energy, Inc.	2,268,500	0.8
		19,902,401	6.7

	Total Common Stock
	(Cost $306,076,088)	286,106,916	95.7

EXCHANGE-TRADED FUNDS: 2.0%
78,635	iShares Russell Mid-Cap Value ETF	6,017,936	2.0

	Total Exchange-Traded Funds
	(Cost $5,607,826)	6,017,936	2.0

	Total Long-Term Investments
	(Cost $311,683,914)	292,124,852	97.7

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
5,272,983	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $5,272,983)	5,272,983	1.8

	Total Short-Term Investments
	(Cost $5,272,983)	5,272,983	1.8

	Total Investments in Securities (Cost $316,956,897)	$ 297,397,835	99.5
	Assets in Excess of Other Liabilities	1,525,139	0.5
	Net Assets	$ 298,922,974	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

19

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 12.5%
24,520		Activision Blizzard, Inc.	$ 1,861,068	1.0
2,463	(1)	Alphabet, Inc. - Class A	3,492,657	1.9
2,619	(1)	Alphabet, Inc. - Class C	3,702,245	2.1
113,229		Comcast Corp. – Class A	4,413,666	2.5
19,460	(1)	Facebook, Inc.- Class A	4,418,782	2.5
25,063	(1)	T-Mobile US, Inc.	2,610,312	1.5
16,925		Walt Disney Co.	1,887,307	1.0
			22,386,037	12.5

		Consumer Discretionary: 12.0%
3,780	(1)	Amazon.com, Inc.	10,428,340	5.8
1,085	(1)	Autozone, Inc.	1,224,010	0.7
22,190	(1)	Dollar Tree, Inc.	2,056,569	1.1
46,820		eBay, Inc.	2,455,709	1.4
28,899		Lowe's Cos, Inc.	3,904,833	2.2
7,321		McDonald's Corp.	1,350,505	0.8
			21,419,966	12.0

		Consumer Staples: 4.6%
12,670		Colgate-Palmolive Co.	928,204	0.5
56,731		Conagra Brands, Inc.	1,995,230	1.1
41,470		Mondelez International, Inc.	2,120,361	1.2
36,820		Philip Morris International, Inc.	2,579,609	1.4
11,520		Tyson Foods, Inc.	687,859	0.4
			8,311,263	4.6

		Energy: 3.2%
84,178		Canadian Natural Resources Ltd.	1,467,222	0.8
32,261		Chevron Corp.	2,878,649	1.6
25,709		EOG Resources, Inc.	1,302,418	0.8
			5,648,289	3.2

		Financials: 11.1%
8,655		American Express Co.	823,956	0.5
8,955		Aon PLC	1,724,733	1.0
49,390		Bank of America Corp.	1,173,013	0.6
25,918	(1)	Berkshire Hathaway, Inc. – Class B	4,626,622	2.6
5,149		BlackRock, Inc.	2,801,519	1.6
23,400		Charles Schwab Corp.	789,516	0.4
19,522		Citigroup, Inc.	997,574	0.6
43,438		JPMorgan Chase & Co.	4,085,778	2.3
49,576		Morgan Stanley	2,394,521	1.3
4,175		PNC Financial Services Group, Inc.	439,252	0.2
			19,856,484	11.1

		Health Care: 12.8%
20,843		Abbott Laboratories	1,905,676	1.1
10,665	(1)	Alexion Pharmaceuticals, Inc.	1,197,040	0.7
6,887		Anthem, Inc.	1,811,143	1.0
5,815		Becton Dickinson & Co.	1,391,355	0.8
10,713		Cigna Corp.	2,010,294	1.1
14,495		Dentsply Sirona, Inc.	638,650	0.4
28,442		Johnson & Johnson	3,999,798	2.3
37,093		Medtronic PLC	3,401,428	1.9
19,020		Merck & Co., Inc.	1,470,817	0.8
51,206		Pfizer, Inc.	1,674,436	0.9
17,420		Quest Diagnostics, Inc.	1,985,183	1.1
7,305		Stryker Corp.	1,316,288	0.7
			22,802,108	12.8

		Industrials: 6.9%
68,655		Carrier Global Corp.	1,525,514	0.8
5,407		Honeywell International, Inc.	781,798	0.4
20,062	(1)	Lyft, Inc.	662,247	0.4
4,715		Northrop Grumman Corp.	1,449,580	0.8
28,090		Raytheon Technologies Corp.	1,730,906	1.0
19,325		Stanley Black & Decker, Inc.	2,693,518	1.5
29,665	(1)	Uber Technologies, Inc.	921,988	0.5
15,510		Union Pacific Corp.	2,622,276	1.5
			12,387,827	6.9

		Information Technology: 30.5%
7,110	(1)	Adobe, Inc.	3,095,054	1.7
31,556		Apple, Inc.	11,511,629	6.5
3,850	(1)	Autodesk, Inc.	920,881	0.5
10,380		Automatic Data Processing, Inc.	1,545,478	0.9
35,165		Cisco Systems, Inc.	1,640,096	0.9
25,370		Fidelity National Information Services, Inc.	3,401,863	1.9
21,357	(1)	Fiserv, Inc.	2,084,870	1.2
15,030		Intel Corp.	899,245	0.5
7,520		International Business Machines Corp.	908,190	0.5
5,650		Intuit, Inc.	1,673,474	0.9
6,765		Lam Research Corp.	2,188,207	1.2
25,990		Marvell Technology Group Ltd.	911,209	0.5
12,791		Mastercard, Inc. - Class A	3,782,299	2.1
59,190		Microsoft Corp.	12,045,757	6.7
4,080		Nvidia Corp.	1,550,033	0.9
9,849		NXP Semiconductor NV - NXPI - US	1,123,180	0.6
4,300	(1)	Palo Alto Networks, Inc.	987,581	0.6
8,975	(1)	PayPal Holdings, Inc.	1,563,714	0.9
20,105		TE Connectivity Ltd.	1,639,563	0.9
22,775		Western Digital Corp.	1,005,516	0.6
			54,477,839	30.5

		Materials: 3.0%
6,070		Air Products & Chemicals, Inc.	1,465,662	0.8
13,444		Corteva, Inc.	360,165	0.2
38,015		Newmont Corp.	2,347,046	1.3
22,200		Nutrien Ltd.	712,620	0.4
793		Sherwin-Williams Co.	458,235	0.3
			5,343,728	3.0

		Real Estate: 1.2%
8,200		American Tower Corp.	2,120,028	1.2

		Utilities: 1.6%
49,425		AES Corp.	716,168	0.4
15,915		American Electric Power Co., Inc.	1,267,471	0.7

20

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (continued)

23,005		FirstEnergy Corp.	892,134	0.5
			2,875,773	1.6

		Total Common Stock
		(Cost $159,799,600)	177,629,342	99.4

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $159,799,600)	177,629,342	99.4

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
920,047	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $920,047)	920,047	0.5

	Total Short-Term Investments
	(Cost $920,047)	920,047	0.5

	Total Investments in Securities (Cost $160,719,647)	$ 178,549,389	99.9
	Assets in Excess of Other Liabilities	168,927	0.1
	Net Assets	$ 178,718,316	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of June 30, 2020.

21

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 2.8%
20,500		Nexstar Media Group, Inc.	$ 1,715,645	1.5
148,100	(1)	Vonage Holdings Corp.	1,489,886	1.3
			3,205,531	2.8

		Consumer Discretionary: 7.8%
17,600		Childrens Place, Inc./The	658,592	0.6
24,500		Dine Brands Global, Inc.	1,031,450	0.9
33,200	(1)	Genesco, Inc.	719,112	0.6
48,600		KB Home	1,491,048	1.3
9,400		Marriott Vacations Worldwide Corp.	772,774	0.7
9,000		Papa Johns International, Inc.	714,690	0.6
51,400	(1)	Sally Beauty Holdings, Inc.	644,042	0.6
14,300	(1)	TopBuild Corp.	1,626,911	1.4
19,300	(1)	Visteon Corp.	1,322,050	1.1
			8,980,669	7.8

		Consumer Staples: 3.5%
54,000	(1)	BellRing Brands, Inc.	1,076,760	0.9
46,800	(1)	BJ's Wholesale Club Holdings, Inc.	1,744,236	1.5
29,000	(1)	TreeHouse Foods, Inc.	1,270,200	1.1
			4,091,196	3.5

		Energy: 3.7%
32,500		Cimarex Energy Co.	893,425	0.8
38,100		Delek US Holdings, Inc.	663,321	0.6
44,000		Ovintiv, Inc.	420,200	0.4
178,300		Patterson-UTI Energy, Inc.	618,701	0.5
41,097		Scorpio Tankers, Inc.	526,453	0.4
178,000	(1)	WPX Energy, Inc.	1,135,640	1.0
			4,257,740	3.7

		Financials: 26.7%
41,900		Ameris Bancorp.	988,421	0.9
24,400		Amerisafe, Inc.	1,492,304	1.3
26,800		Argo Group International Holdings Ltd.	933,444	0.8
67,000		Atlantic Union Bankshares Corp.	1,551,720	1.3
51,400	(1)	Axos Financial, Inc.	1,134,912	1.0
102,000	(1)	Bancorp, Inc.	999,600	0.9
32,300		Blackstone Mortgage Trust, Inc.	778,107	0.7
49,900		Cathay General Bancorp.	1,312,370	1.1
32,400		Community Bank System, Inc.	1,847,448	1.6
21,000	(1)	Focus Financial Partners, Inc.	694,050	0.6
41,900		Hancock Whitney Corp.	888,280	0.8
29,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	825,340	0.7
69,100		Heritage Commerce Corp.	518,595	0.4
44,300		Heritage Financial Corp.	886,000	0.8
29,400		Houlihan Lokey, Inc.	1,635,816	1.4
24,300		Independent Bank Corp.	1,630,287	1.4
121,900		MGIC Investment Corp.	998,361	0.9
44,000		OceanFirst Financial Corp.	775,720	0.7
54,100		Pacific Premier Bancorp, Inc.	1,172,888	1.0
53,800		Radian Group, Inc.	834,438	0.7
50,800		Renasant Corp.	1,264,920	1.1
53,800		Sandy Spring Bancorp, Inc.	1,333,164	1.2
93,700		SLM Corp.	658,711	0.6
57,900		Starwood Property Trust, Inc.	866,184	0.7
48,000		TCF Financial Corp.	1,412,160	1.2
28,500	(1)	Triumph Bancorp, Inc.	691,695	0.6
27,800		UMB Financial Corp.	1,433,090	1.2
44,700		WSFS Financial Corp.	1,282,890	1.1
			30,840,915	26.7

		Health Care: 6.7%
7,400	(1)	Arena Pharmaceuticals, Inc.	465,830	0.4
24,900	(1)	Dynavax Technologies Corp.	220,863	0.2
13,800	(1)	Horizon Therapeutics Plc	767,004	0.7
20,400	(1)	Immunomedics, Inc.	722,976	0.6
9,100	(1)	LHC Group, Inc.	1,586,312	1.4
22,800	(1)	Merit Medical Systems, Inc.	1,040,820	0.9
3,000	(1)	Novavax, Inc.	250,050	0.2
118,000	(1)	R1 RCM, Inc.	1,315,700	1.1
23,200	(1)	Syneos Health, Inc.	1,351,400	1.2
			7,720,955	6.7

		Industrials: 13.1%
34,500	(1)	Air Transport Services Group, Inc.	768,315	0.7
104,000	(1)	Bloom Energy Corp.	1,131,520	1.0
94,300	(1)	Evoqua Water Technologies Corp.	1,753,980	1.5
22,900		ICF International, Inc.	1,484,607	1.3
38,400		Kforce, Inc.	1,123,200	1.0
26,900		Korn Ferry	826,637	0.7
14,000	(1)	Masonite International Corp.	1,088,920	0.9
33,200	(1)	Mastec, Inc.	1,489,684	1.3
5,024		Moog, Inc.	266,172	0.2
89,300	(1)	NOW, Inc.	770,659	0.7
32,500		Skywest, Inc.	1,060,150	0.9
78,900	(1)	Sunrun, Inc.	1,555,908	1.4
33,600		Triton International Ltd./Bermuda	1,016,064	0.9
16,500		Werner Enterprises, Inc.	718,245	0.6
			15,054,061	13.1

		Information Technology: 14.1%
84,400	(1)	Avaya Holdings Corp.	1,043,184	0.9
28,000	(1)	Cerence, Inc.	1,143,520	1.0
66,800		Cohu, Inc.	1,158,312	1.0
16,400	(1)	Diodes, Inc.	831,480	0.7
77,000	(1)	Harmonic, Inc.	365,750	0.3
61,000		KBR, Inc.	1,375,550	1.2
44,200		Kulicke & Soffa Industries, Inc.	920,686	0.8
42,400	(1)	MACOM Technology Solutions Holdings, Inc.	1,456,440	1.3

22

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (continued)

27,600	(1)	Medallia, Inc.	696,624	0.6
78,600	(1)	Photronics, Inc.	874,818	0.8
15,100		Science Applications International Corp.	1,172,968	1.0
11,500	(1)	Synaptics, Inc.	691,380	0.6
10,750		SYNNEX Corp.	1,287,527	1.1
41,300	(1)	Ultra Clean Holdings, Inc.	934,619	0.8
27,500	(1)	Verint Systems, Inc.	1,242,450	1.1
86,500	(1)	Viavi Solutions, Inc.	1,102,010	0.9
			16,297,318	14.1

		Materials: 6.3%
35,400		Boise Cascade Co.	1,331,394	1.1
41,000		Carpenter Technology Corp.	995,480	0.9
145,100		Cleveland-Cliffs, Inc.	800,952	0.7
77,000	(1)	Livent Corp.	474,320	0.4
24,000		Materion Corp.	1,475,760	1.3
84,700		Orion Engineered Carbons SA	896,973	0.8
80,600	(1)	Summit Materials, Inc.	1,296,048	1.1
			7,270,927	6.3

		Real Estate: 7.7%
37,500		American Assets Trust, Inc.	1,044,000	0.9
48,200		First Industrial Realty Trust, Inc.	1,852,808	1.6
31,000		Hudson Pacific Properties, Inc.	779,960	0.7
15,100		Investors Real Estate Trust	1,064,399	0.9
76,900		Mack-Cali Realty Corp.	1,175,801	1.0
10,700		PS Business Parks, Inc.	1,416,680	1.3
55,200		Sabra Healthcare REIT, Inc.	796,536	0.7
88,800		Sunstone Hotel Investors, Inc.	723,720	0.6
			8,853,904	7.7

		Utilities: 5.4%
32,400		New Jersey Resources Corp.	1,057,860	0.9
16,500		ONE Gas, Inc.	1,271,325	1.1
28,600		PNM Resources, Inc.	1,099,384	1.0
28,000		Portland General Electric Co.	1,170,680	1.0
39,000		South Jersey Industries, Inc.	974,610	0.9
8,900		Southwest Gas Holdings, Inc.	614,545	0.5
			6,188,404	5.4

	Total Common Stock
	(Cost $115,842,552)		112,761,620	97.8

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
1,729,344	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $1,729,344)	1,729,344	1.5

	Total Short-Term Investments
	(Cost $1,729,344)	1,729,344	1.5

	Total Investments in Securities (Cost $117,571,896)	$ 114,490,964	99.3
	Assets in Excess of Other Liabilities	844,084	0.7
	Net Assets	$ 115,335,048	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2020.

23

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.2%
	Communication Services: 3.5%
96,010	AT&T, Inc.	$ 2,902,382	1.5
63,203	Comcast Corp. – Class A	2,463,653	1.3
798,082	Vodafone Group PLC	1,268,755	0.7
		6,634,790	3.5

	Consumer Discretionary: 5.0%
1,074	(1) Booking Holdings, Inc.	1,710,173	0.9
45,956	eBay, Inc.	2,410,392	1.3
162,786	General Motors Co.	4,118,486	2.2
26,300	Las Vegas Sands Corp.	1,197,702	0.6
		9,436,753	5.0

	Consumer Staples: 5.7%
71,753	Altria Group, Inc.	2,816,305	1.5
68,678	Archer-Daniels-Midland Co.	2,740,252	1.4
77,027	Philip Morris International, Inc.	5,396,512	2.8
		10,953,069	5.7

	Energy: 11.1%
131,327	BP PLC ADR	3,062,546	1.6
91,592	Canadian Natural Resources Ltd.	1,588,827	0.8
49,486	Chevron Corp.	4,415,636	2.3
170,083	Devon Energy Corp.	1,928,741	1.0
59,828	Hess Corp.	3,099,689	1.6
355,275	Marathon Oil Corp.	2,174,283	1.2
130,617	Noble Energy, Inc.	1,170,328	0.6
10,941	Pioneer Natural Resources Co.	1,068,936	0.6
152,782	Suncor Energy, Inc.	2,575,904	1.4
		21,084,890	11.1

	Financials: 24.2%
24,152	Allstate Corp.	2,342,503	1.2
53,750	Ally Financial, Inc.	1,065,863	0.6
116,569	American International Group, Inc.	3,634,621	1.9
279,308	Bank of America Corp.	6,633,565	3.5
76,080	Bank of New York Mellon Corp.	2,940,492	1.5
154,194	Citigroup, Inc.	7,879,313	4.1
77,950	Citizens Financial Group, Inc.	1,967,458	1.0
96,232	Fifth Third Bancorp	1,855,353	1.0
14,411	Goldman Sachs Group, Inc.	2,847,902	1.5
28,849	JPMorgan Chase & Co.	2,713,537	1.4
50,427	Metlife, Inc.	1,841,594	1.0
97,100	Morgan Stanley	4,689,930	2.5
10,178	PNC Financial Services Group, Inc.	1,070,827	0.6
40,781	State Street Corp.	2,591,633	1.4
77,059	Wells Fargo & Co.	1,972,710	1.0
		46,047,301	24.2

	Health Care: 14.2%
17,550	Anthem, Inc.	4,615,299	2.4
54,375	Bristol-Myers Squibb Co.	3,197,250	1.7
14,017	Cardinal Health, Inc.	731,547	0.4
42,405	CVS Health Corp.	2,755,053	1.4
20,772	Dentsply Sirona, Inc.	915,214	0.5
30,744	HCA Healthcare, Inc.	2,984,013	1.6
21,281	(1) Henry Schein, Inc.	1,242,598	0.6
22,650	Johnson & Johnson	3,185,269	1.7
20,617	McKesson Corp.	3,163,060	1.7
82,638	Sanofi ADR	4,218,670	2.2
		27,007,973	14.2

	Industrials: 11.5%
26,568	Caterpillar, Inc.	3,360,852	1.8
38,080	Eaton Corp. PLC	3,331,238	1.7
55,506	Emerson Electric Co.	3,443,037	1.8
23,896	FedEx Corp.	3,350,697	1.8
291,872	General Electric Co.	1,993,486	1.0
80,081	Johnson Controls International plc	2,733,965	1.4
74,781	Textron, Inc.	2,461,043	1.3
14,414	Trane Technologies PLC	1,282,558	0.7
		21,956,876	11.5

	Information Technology: 11.4%
77,682	Cisco Systems, Inc.	3,623,089	1.9
55,731	Cognizant Technology Solutions Corp.	3,166,635	1.7
71,675	Intel Corp.	4,288,315	2.2
20,369	Microsoft Corp.	4,145,295	2.2
23,002	NXP Semiconductor NV - NXPI - US	2,623,148	1.4
42,993	Qualcomm, Inc.	3,921,392	2.0
		21,767,874	11.4

	Materials: 5.0%
86,711	CF Industries Holdings, Inc.	2,440,048	1.3
104,871	Corteva, Inc.	2,809,494	1.5
28,258	DowDuPont, Inc.	1,501,348	0.8
77,678	International Paper Co.	2,735,042	1.4
		9,485,932	5.0

	Real Estate: 0.7%
131,809	Host Hotels & Resorts, Inc.	1,422,219	0.7

	Utilities: 2.9%
84,470	Exelon Corp.	3,065,416	1.6
133,183	Vistra Energy Corp.	2,479,868	1.3
		5,545,284	2.9

	Total Common Stock
	(Cost $191,957,443)	181,342,961	95.2

SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
5,475,291	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $5,475,291)	5,475,291	2.9

	Total Short-Term Investments
	(Cost $5,475,291)	5,475,291	2.9

24

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

Total Investments in Securities (Cost $197,432,734)	$ 186,818,252	98.1
Assets in Excess of Other Liabilities	3,610,187	1.9
Net Assets	$ 190,428,439	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2020.

25

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.2%
		Communication Services: 3.0%
17,730	(1)	Charter Communications, Inc.	$ 9,043,009	0.8
271,666		Comcast Corp. – Class A	10,589,541	1.0
8,680,420		Vodafone Group PLC	13,799,742	1.2
			33,432,292	3.0

		Consumer Discretionary: 4.5%
5,697	(1)	Booking Holdings, Inc.	9,071,561	0.8
453,994	(1)	Capri Holdings Ltd.	7,095,926	0.6
774,318		General Motors Co.	19,590,246	1.8
2,616,561		Kingfisher PLC	7,198,626	0.6
154,609		TJX Cos., Inc.	7,817,031	0.7
			50,773,390	4.5

		Consumer Staples: 4.4%
67,015		Kellogg Co.	4,427,011	0.4
118,241		Mondelez International, Inc.	6,045,662	0.5
323,087		Philip Morris International, Inc.	22,635,475	2.0
160,660		Sysco Corp.	8,781,676	0.8
417,609	(1)	US Foods Holding Corp.	8,235,249	0.7
			50,125,073	4.4

		Energy: 4.5%
2,170,383		BP PLC	8,314,804	0.7
252,535		Canadian Natural Resources Ltd.	4,380,671	0.4
154,131		Chevron Corp.	13,753,109	1.2
502,752		Devon Energy Corp.	5,701,208	0.5
867,191	(2)	Marathon Oil Corp.	5,307,209	0.5
402,107		Parsley Energy, Inc. - Class A	4,294,503	0.4
530,481		Royal Dutch Shell PLC - Class A	8,493,642	0.8
			50,245,146	4.5

		Financials: 15.3%
586,254		American International Group, Inc.	18,279,400	1.6
950,813		Bank of America Corp.	22,581,809	2.0
155,808		Charles Schwab Corp.	5,256,962	0.5
471,248		Citigroup, Inc.	24,080,773	2.1
594,226		Citizens Financial Group, Inc.	14,998,264	1.3
352,792	(2)	Equitable Holdings, Inc.	6,805,358	0.6
99,117		Goldman Sachs Group, Inc.	19,587,501	1.8
419,347		Morgan Stanley	20,254,460	1.8
161,565		PNC Financial Services Group, Inc.	16,998,253	1.5
394,134		Truist Financial Corp.	14,799,732	1.3
45,414		Willis Towers Watson PLC	8,944,287	0.8
			172,586,799	15.3

		Health Care: 11.8%
119,213	(1)	Alcon, Inc.	6,849,887	0.6
63,493		Anthem, Inc.	16,697,389	1.5
303,447		Bristol-Myers Squibb Co.	17,842,684	1.6
151,632		CVS Health Corp.	9,851,531	0.9
284,682		GlaxoSmithKline PLC	5,750,470	0.5
138,578		Johnson & Johnson	19,488,224	1.7
87,008		McKesson Corp.	13,348,767	1.2
147,637		Medtronic PLC	13,538,313	1.2
246,711		Pfizer, Inc.	8,067,450	0.7
115,239		Sanofi	11,752,556	1.1
81,442		Zimmer Biomet Holdings, Inc.	9,720,917	0.8
			132,908,188	11.8

		Industrials: 6.9%
6,549		Adecco Group AG	308,691	0.0
251,425		CSX Corp.	17,534,380	1.6
134,404		General Dynamics Corp.	20,088,022	1.8
453,767		Johnson Controls International plc	15,491,605	1.4
116,502		Raytheon Technologies Corp.	7,178,853	0.6
207,625		Textron, Inc.	6,832,939	0.6
113,759		Trane Technologies PLC	10,122,276	0.9
			77,556,766	6.9

		Information Technology: 8.7%
40,181		Apple, Inc.	14,658,029	1.3
75,116		Cisco Systems, Inc.	3,503,410	0.3
287,646		Cognizant Technology Solutions Corp.	16,344,046	1.4
300,998		Corning, Inc.	7,795,848	0.7
240,835		Intel Corp.	14,409,158	1.3
89,981		NXP Semiconductor NV - NXPI - US	10,261,433	0.9
294,406		Oracle Corp.	16,271,820	1.4
167,785		Qualcomm, Inc.	15,303,670	1.4
			98,547,414	8.7

		Materials: 3.1%
572,979		Corteva, Inc.	15,350,108	1.4
192,861		Dow, Inc.	7,861,014	0.7
134,259		DowDuPont, Inc.	7,133,181	0.6
151,403		Nutrien Ltd.	4,860,036	0.4
			35,204,339	3.1

		Utilities: 2.0%
72,778		Duke Energy Corp.	5,814,234	0.5
222,746		Exelon Corp.	8,083,452	0.7
215,457		FirstEnergy Corp.	8,355,423	0.8
			22,253,109	2.0

	Total Common Stock
	(Cost $729,923,077)		723,632,516	64.2

PREFERRED STOCK: 0.8%
		Energy: 0.5%
140,612	(1),(3)	El Paso Energy Capital Trust I	6,251,610	0.5

		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	3,018,426	0.3
4,000	(1),(3),(4)	Wells Fargo & Co.	99,040	0.0
			3,117,466	0.3

	Total Preferred Stock
	(Cost $10,847,296)		9,369,076	0.8

26

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 14.2%
		Basic Materials: 0.2%
770,000	(5)	LYB Finance Co. BV, 8.100%, 03/15/2027	1,034,074	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	257,421	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	210,505	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	257,170	0.0
			1,759,170	0.2

		Communications: 1.4%
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	549,225	0.1
837,000		AT&T, Inc., 3.000%, 06/30/2022	874,433	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	512,724	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	623,199	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	887,155	0.1
271,000		AT&T, Inc., 5.150%, 11/15/2046	341,310	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	127,106	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,743,839	0.2
910,000	(2)	Comcast Corp., 3.900%, 03/01/2038	1,081,618	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,270,097	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	200,140	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	312,394	0.0
1,405,000		Orange SA, 4.125%, 09/14/2021	1,468,710	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	1,083,296	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	493,962	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	466,611	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	1,079,845	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	538,940	0.1
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	665,506	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	1,089,606	0.1
			15,409,716	1.4

		Consumer, Cyclical: 1.0%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,876,659	0.3
529,688		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	450,777	0.0
120,252		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/12/2022	118,573	0.0
262,188		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	246,154	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	635,538	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	612,741	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	777,604	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	906,570	0.1
310,000		Lowe's Cos, Inc., 4.550%, 04/05/2049	393,188	0.0
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	764,672	0.1
740,000		Starbucks Corp., 3.550%, 08/15/2029	844,341	0.1
660,050		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	603,740	0.0
559,816		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	526,214	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	1,031,609	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	825,819	0.1
			11,614,199	1.0

		Consumer, Non-cyclical: 2.7%
1,299,000	(5)	AbbVie, Inc., 4.050%, 11/21/2039	1,508,644	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,403,808	0.1
985,000	(5)	AbbVie, Inc., 4.850%, 06/15/2044	1,232,637	0.1
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,589,068	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,740,862	0.2
1,646,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	2,019,516	0.2

27

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	582,285	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	1,007,138	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	270,407	0.0
654,000	(5)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	837,502	0.1
325,000	(5)	Bristol-Myers Squibb Co., 4.000%, 08/15/2023	358,704	0.0
1,445,000	(5)	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	1,940,047	0.2
107,000		Cigna Corp., 4.800%, 08/15/2038	135,796	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	676,080	0.1
495,000		CVS Health Corp., 4.100%, 03/25/2025	559,912	0.1
460,126		CVS Pass-Through Trust, 6.036%, 12/10/2028	520,294	0.0
1,910,000		Gilead Sciences, Inc., 2.550%, 09/01/2020	1,916,943	0.2
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	789,963	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	121,814	0.0
1,232,000	(2),(5)	Heineken NV, 3.500%, 01/29/2028	1,389,978	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	338,560	0.0
1,526,000	(5)	Jazz Investments I Ltd., 2.000%, 06/15/2026	1,545,679	0.1
150,000	(5)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	151,049	0.0
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	999,163	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	515,899	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	106,577	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	540,051	0.1
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	499,808	0.0
574,000		Mylan NV, 3.150%, 06/15/2021	586,051	0.1
3,220,000	(5)	Nestle Holdings, Inc., 3.100%, 09/24/2021	3,321,041	0.3
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	303,411	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	1,056,332	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	180,432	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	104,500	0.0
			30,849,951	2.7

		Energy: 1.0%
612,000	(2),(5)	Cameron LNG LLC, 3.701%, 01/15/2039	658,477	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	435,727	0.0
182,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	193,602	0.0
570,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	573,134	0.0
723,000		Energy Transfer Operating L.P., 5.000%, 05/15/2050	685,672	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	909,072	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	255,527	0.0
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	814,927	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,518,041	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	973,849	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	523,236	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	301,680	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	973,325	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	587,647	0.1
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	806,984	0.1
215,000	(2)	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	289,079	0.0
			11,499,979	1.0

		Financial: 5.4%
231,000		Air Lease Corp., 3.000%, 09/15/2023	227,957	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,903,428	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	859,037	0.1
410,000		Allstate Corp./The, 3.280%, 12/15/2026	468,581	0.0
543,000		American Express Co., 3.625%, 12/05/2024	602,858	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,312,187	0.1
455,000	(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	470,328	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	478,305	0.0

28

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

285,000	(5)	Athene Global Funding, 2.750%, 06/25/2024	288,728	0.0
1,555,000	(2),(5)	Athene Global Funding, 4.000%, 01/25/2022	1,610,095	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	964,839	0.1
3,120,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	3,147,146	0.3
720,000		Bank of America Corp., 3.248%, 10/21/2027	794,525	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	774,550	0.1
765,000	(2)	Brookfield Asset Management, Inc., 4.000%, 01/15/2025	843,359	0.1
1,140,000	(2)	Capital One Financial Corp., 3.200%, 01/30/2023	1,201,480	0.1
130,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	138,484	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	702,723	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	2,105,762	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	665,675	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/2044	345,788	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	866,470	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	602,663	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	517,391	0.0
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	74,323	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	654,498	0.1
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,175,498	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	924,788	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	372,817	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	832,400	0.1
755,000	(5)	Guardian Life Global Funding, 2.900%, 05/06/2024	805,580	0.1
840,000		Healthpeak Properties, Inc., 3.875%, 08/15/2024	924,290	0.1
320,000		Healthpeak Properties, Inc., 4.200%, 03/01/2024	349,096	0.0
240,000		Service Properties Trust, 5.000%, 08/15/2022	235,788	0.0
1,790,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,857,305	0.2
670,000	(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	683,396	0.1
620,000	(2),(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	662,379	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	610,956	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,419,770	0.1
665,000	(4)	JPMorgan Chase & Co., 3.616%, 12/31/2199	588,126	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,537,105	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	852,278	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	534,147	0.0
950,000	(5)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	1,003,865	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	629,638	0.1
285,000		Markel Corp., 5.000%, 03/30/2043	338,479	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	653,696	0.1
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,317,526	0.1
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,573,961	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,179,960	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,249,100	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,171,687	0.1
1,105,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	1,215,478	0.1
755,000	(2)	PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	871,465	0.1
200,000		Regency Centers L.P., 2.950%, 09/15/2029	203,119	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	342,034	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	283,467	0.0
690,000	(5)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	697,197	0.1
1,360,000	(2),(5)	Societe Generale SA, 2.625%, 09/16/2020	1,366,427	0.1
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	871,493	0.1
985,000	(2),(5)	Standard Chartered PLC, 3.050%, 01/15/2021	997,034	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,101,420	0.1

29

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

670,000		Synchrony Financial, 3.950%, 12/01/2027	700,640	0.1
445,000	(2)	Travelers Cos, Inc., 4.600%, 08/01/2043	581,240	0.0
585,000	(5)	UBS Group AG, 4.125%, 04/15/2026	666,773	0.1
410,000	(2)	US Bancorp, 3.100%, 04/27/2026	455,595	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,078,429	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	530,183	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	372,754	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	341,099	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	368,988	0.0
			61,149,646	5.4

		Industrial: 1.3%
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	291,563	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,004,180	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	1,098,764	0.1
435,000	(5)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	437,882	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	455,224	0.1
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,054,148	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	357,283	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	707,705	0.1
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	504,595	0.1
1,294,000		Northrop Grumman Corp., 2.080%, 10/15/2020	1,300,103	0.1
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	774,559	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	298,885	0.0
2,395,000		Raytheon Co., 3.125%, 10/15/2020	2,414,341	0.2
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	411,879	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	171,946	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	442,884	0.1
730,000		Union Pacific Corp., 4.150%, 01/15/2045	879,941	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	358,063	0.0
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	422,486	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	892,371	0.1
			14,278,802	1.3

		Technology: 0.8%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,179,406	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	493,730	0.0
1,030,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,108,438	0.1
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	995,758	0.1
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	45,515	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	355,426	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,782,013	0.2
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	233,833	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	795,020	0.1
795,000	(5)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	946,329	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	1,122,023	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	306,516	0.0
			9,364,007	0.8

		Utilities: 0.4%
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	733,698	0.1
345,000		Georgia Power Co., 3.700%, 01/30/2050	384,640	0.0
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	798,135	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	919,475	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	651,358	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	721,917	0.1
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	306,925	0.0
			4,516,148	0.4

	Total Corporate Bonds/Notes
	(Cost $146,486,047)		160,441,618	14.2

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
320,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	470,301	0.0

	Total Municipal Bonds
	(Cost $320,000)		470,301	0.0

30

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

U.S. TREASURY OBLIGATIONS: 2.9%
		U.S. Treasury Bonds: 0.3%
42,000		0.625%,05/15/2030	41,879	0.0
2,425,800		2.000%,02/15/2050	2,777,446	0.2
425,000	(2)	4.500%,02/15/2036	650,690	0.1
			3,470,015	0.3

		U.S. Treasury Notes: 2.6%
21,060,000		0.250%,06/15/2023	21,106,069	1.9
6,196,700		0.250%,06/30/2025	6,185,202	0.6
1,570,000		0.500%,06/30/2027	1,571,165	0.1
180,000		2.625%,11/15/2020	181,645	0.0
			29,044,081	2.6

	Total U.S. Treasury Obligations
	(Cost $32,281,714)		32,514,096	2.9

CONVERTIBLE BONDS/NOTES: 10.5%
		Communications: 4.7%
389,000	(2),(5)	Booking Holdings, Inc., 0.750%, 05/01/2025	482,483	0.0
1,490,000		Booking Holdings, Inc., 0.900%, 09/15/2021	1,586,830	0.1
3,989,000		Trip.com Group Ltd., 1.250%, 09/15/2022	3,983,868	0.4
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	7,221,539	0.6
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,361,604	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,497,016	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,402,373	0.2
2,954,000	(5)	GCI Liberty, Inc., 1.750%, 09/30/2046	4,144,393	0.4
3,355,000	(5)	IAC FinanceCo 3, Inc., 2.000%, 01/15/2030	4,356,517	0.4
4,263,000		JOYY, Inc., 1.375%, 06/15/2026	4,715,603	0.4
2,665,000	(5)	Liberty Latin America Ltd., 2.000%, 07/15/2024	2,123,672	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	10,079,010	0.9
1,933,000		Liberty Media Corp., 2.250%, 09/30/2046	927,969	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	733,125	0.1
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,683,984	0.2
2,258,000	(2)	Viavi Solutions, Inc., 1.750%, 06/01/2023	2,526,695	0.2
1,437,000		Zillow Group, Inc., 2.750%, 05/15/2025	1,677,999	0.2
			53,504,680	4.7

		Consumer, Cyclical: 0.2%
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,302,205	0.2

		Consumer, Non-cyclical: 2.6%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	5,202,643	0.5
3,140,000		DexCom, Inc., 0.750%, 12/01/2023	7,797,189	0.7
617,000	(2)	Euronet Worldwide, Inc., 0.750%, 03/15/2049	599,647	0.1
1,831,000	(2),(5)	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	1,673,662	0.1
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	3,519,418	0.3
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	3,040,133	0.3
1,385,000		Pacira BioSciences, Inc., 2.375%, 04/01/2022	1,514,781	0.1
1,212,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,072,701	0.1
380,000	(5)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	444,551	0.0
3,735,000	(5)	Teladoc Health, Inc., 1.250%, 06/01/2027	4,145,332	0.4
			29,010,057	2.6

		Energy: 0.1%
1,677,000		Oil States International, Inc., 1.500%, 02/15/2023	845,746	0.1

		Financial: 0.2%
2,241,000		BofA Finance LLC, 0.125%, 09/01/2022	2,336,242	0.2

		Technology: 2.7%
2,133,000		Cree, Inc., 0.875%, 09/01/2023	2,513,387	0.2
1,542,000	(5)	Cree, Inc., 1.750%, 05/01/2026	2,178,075	0.2
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	3,758,879	0.4
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	4,737,525	0.4
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	2,545,249	0.2
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	2,894,004	0.3
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,274,814	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,355,949	0.3
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	877,151	0.1
2,238,000		Western Digital Corp., 1.500%, 02/01/2024	2,114,986	0.2
2,643,000		Workday, Inc., 0.250%, 10/01/2022	3,645,982	0.3
			29,896,001	2.7

	Total Convertible Bonds/Notes
	(Cost $103,487,263)		117,894,931	10.5

31

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

EQUITY-LINKED NOTES: 1.0%
		Financial: 1.0%
4,397,000	(5)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	4,208,808	0.4
6,746,000		GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,697,709	0.6

	Total Equity-Linked Notes
	(Cost $11,143,000)		10,906,517	1.0

STRUCTURED NOTES: 2.2%
		Diversified Finan Serv: 1.1%
6,016,000		Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	6,083,379	0.5
5,968,000		Wells Fargo Bank N.A., Convertible Trust - Media Series 2019-1 (Linked to a basked of 3 Stocks), 0.250%, 12/04/2024	6,417,391	0.6
			12,500,770	1.1

		Financial: 1.1%
5,915,000		Wells Fargo Bank N.A., Convertible Trust - Consumer Series 2018-1 (Linked to a basket of 5 Bonds), 0.250%, 01/17/2024	6,006,091	0.5
6,139,000		Wells Fargo Bank N.A., Convertible Trust - Healthcare Series 2018-1 (Linked to a basket of 4 Bonds), 0.250%, 02/05/2024	6,620,297	0.6
			12,626,388	1.1

	Total Structured Notes
	(Cost $24,586,266)		25,127,158	2.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%,11/15/2030	1,416,312	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,012,342)		1,416,312	0.1

	Total Long-Term Investments
	(Cost $1,060,087,005)		1,081,772,525	95.9

SHORT-TERM INVESTMENTS: 4.1%
		Floating Rate Notes: 0.5%
450,000	(7)	Bank of Montreal, 0.200%, 07/13/2020	450,010	0.0
250,000	(7)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	250,011	0.0
950,000	(7)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
950,000	(7)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	950,069	0.1
950,000	(7)	National Bank of Canada, 1.180%, 07/16/2020	950,033	0.1
950,000	(7)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1
950,000	(7)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	950,032	0.1
400,000	(7)	The Sumitomo Mitsui Financial Group, 0.290%, 07/29/2020	400,038	0.0

	Total Floating Rate Notes
	(Cost $5,850,369)		5,850,369	0.5

		Repurchase Agreements: 0.3%
2,385,669	(7)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,385,675, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,433,383, due 07/31/21-05/20/70)	2,385,669	0.2
1,116,297	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,116,300, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,138,623, due 07/31/20-07/01/50)	1,116,297	0.1

	Total Repurchase Agreements
	(Cost $3,501,966)		3,501,966	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds(7): 3.3%
35,744,236	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	35,744,237	3.2

32

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

298,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	298,000	0.1
298,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	298,000	0.0
	Total Mutual Funds
	(Cost $36,340,237)		36,340,237	3.2

	Total Short-Term Investments
	(Cost $45,692,572)		45,692,572	4.1

	Total Investments in Securities (Cost $1,105,779,577)		$ 1,127,465,097	100.0
	Assets in Excess of Other Liabilities		246,150	0.0
	Net Assets		$ 1,127,711,247	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2020.

33

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Brazil: 0.6%
215,111	(1),(2)	StoneCo Ltd.	$ 8,337,702	0.6

		China: 3.6%
818,704	(2)	JD.com, Inc. ADR	49,269,607	3.6

		France: 7.6%
23,718		Dassault Systemes SE	4,117,258	0.3
60,936		Kering SA	33,314,723	2.4
138,207		LVMH Moet Hennessy Louis Vuitton SE	61,017,442	4.4
363,259	(2)	Societe Generale	6,073,551	0.5
			104,522,974	7.6

		Germany: 3.2%
319,547		SAP SE	44,669,103	3.2

		India: 2.9%
11,817,684		DLF Ltd.	23,196,033	1.7
1,741,522	(1)	ICICI Bank Ltd. ADR	16,178,739	1.2
			39,374,772	2.9

		Italy: 0.2%
104,433	(2)	Brunello Cucinelli SpA	3,111,034	0.2

		Japan: 14.5%
379,600		Capcom Co., Ltd.	13,894,760	1.0
79,500		Fanuc Ltd.	14,251,964	1.0
87,204		Keyence Corp.	36,543,843	2.6
247,100		Minebea Mitsumi, Inc.	4,504,048	0.3
575,400		Murata Manufacturing Co., Ltd.	33,918,970	2.5
507,600		Nidec Corp.	34,196,397	2.5
298,500		Omron Corp.	19,993,006	1.5
348,441		Takeda Pharmaceutical Co., Ltd.	12,518,777	0.9
310,500		TDK Corp.	30,910,718	2.2
			200,732,483	14.5

		Netherlands: 2.6%
415,776	(2)	Airbus SE	29,791,796	2.2
16,903		ASML Holding NV	6,183,310	0.4
			35,975,106	2.6

		Spain: 1.3%
696,473		Industria de Diseno Textil SA	18,479,750	1.3

		Sweden: 2.9%
850,608		Assa Abloy AB	17,409,814	1.3
531,357		Atlas Copco AB - A Shares	22,628,075	1.6
			40,037,889	2.9

		Switzerland: 0.3%
13,180	(1),(2)	Zur Rose Group AG	3,606,514	0.3

		United Kingdom: 2.5%
415,481	(1),(2)	Farfetch Ltd. - Class A	7,175,357	0.5
457,045	(1)	International Game Technology PLC	4,067,700	0.3
1,135,539		Prudential PLC	17,110,321	1.3
104,451		Unilever PLC	5,634,180	0.4
			33,987,558	2.5

		United States: 56.6%
162,853	(2)	Adobe, Inc.	70,891,539	5.1
246,706		Agilent Technologies, Inc.	21,801,409	1.6
81,720	(2)	Alphabet, Inc. - Class A	115,883,046	8.4
7,081	(2)	Amazon.com, Inc.	19,535,204	1.4
11,845		Analog Devices, Inc.	1,452,671	0.1
79,426		Anthem, Inc.	20,887,450	1.5
780,545	(2)	Avantor, Inc.	13,269,265	1.0
88,821	(2)	Blueprint Medicines Corp.	6,928,038	0.5
184,939	(2)	Boston Scientific Corp.	6,493,208	0.5
225,371	(2)	Centene Corp.	14,322,327	1.0
137,391		Colgate-Palmolive Co.	10,065,265	0.7
104,896	(2)	Electronic Arts, Inc.	13,851,517	1.0
139,235		Equifax, Inc.	23,931,712	1.7
275,303	(2)	Facebook, Inc.- Class A	62,513,052	4.5
137,657		Fidelity National Information Services, Inc.	18,458,427	1.3
19,479	(2)	Illumina, Inc.	7,214,048	0.5
94,469	(2)	Incyte Corp., Ltd.	9,821,942	0.7
126,447		Intel Corp.	7,565,324	0.6
184,021		Intuit, Inc.	54,505,180	3.9
164,820	(2)	Ionis Pharmaceuticals, Inc.	9,717,787	0.7
29,654	(2)	IQVIA Holdings, Inc.	4,207,310	0.3
324,440	(1),(2)	MacroGenics, Inc.	9,058,365	0.7
560,794		Maxim Integrated Products	33,989,724	2.5
75,997		Microsoft Corp.	15,466,149	1.1
264,847	(2)	PayPal Holdings, Inc.	46,144,293	3.3
44,993		Pegasystems, Inc.	4,551,942	0.3
150,881	(1),(2)	Phathom Pharmaceuticals, Inc.	4,965,494	0.4
201,921		S&P Global, Inc.	66,528,931	4.8
76,124	(1),(2)	Sage Therapeutics, Inc.	3,165,236	0.2
69,557	(1),(2)	Sarepta Therapeutics, Inc.	11,152,769	0.8
7,761	(1),(2)	Twist Bioscience Corp.	351,573	0.0
137,113	(2)	Uniqure B.V.	6,178,312	0.5
167,844		United Parcel Service, Inc. - Class B	18,660,896	1.4
173,779	(1),(2)	Veracyte, Inc.	4,500,876	0.3
82,091		Visa, Inc. - Class A	15,857,518	1.2
192,331		Walt Disney Co.	21,446,830	1.6
55,694		Zimmer Biomet Holdings, Inc.	6,647,636	0.5
			781,982,265	56.6

	Total Common Stock
	(Cost $678,239,882)		1,364,086,757	98.8

34

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

PREFERRED STOCK: 0.0%
		India: 0.0%
2,598,630	(2)	Zee Entertainment Enterprises Ltd.	120,864	0.0

	Total Preferred Stock
	(Cost $335,416)		120,864	0.0

	Total Long-Term Investments
	(Cost $678,575,298)		1,364,207,621	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		Floating Rate Notes: 0.2%
275,000	(3)	Bank of Montreal, 0.200%, 07/13/2020	275,006	0.0
950,000	(3)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
725,000	(3)	Royal Bank of Canada, 0.350%, 07/17/2020	725,066	0.1

	Total Floating Rate Notes
	(Cost $1,950,190)		1,950,190	0.2

		Repurchase Agreements: 2.7%
1,274,652	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $1,274,657, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,300,145, due 08/13/20-05/20/70)	1,274,652	0.1
1,201,477	(3)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,201,480, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,225,507, due 05/15/24-08/15/47)	1,201,477	0.1
2,862,717	(3)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,862,736, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $3,005,853, due 08/15/20-03/19/40)	2,862,717	0.2
7,636,787	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $7,636,808, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,789,523, due 08/01/20-02/20/70)	7,636,787	0.6
1,498,837	(3)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,498,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $1,528,814, due 01/01/29-06/01/50)	1,498,837	0.1
3,218,803	(3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $3,218,816, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,283,193, due 07/31/20-11/15/49)	3,218,803	0.2
9,765,884	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $9,765,908, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $9,961,202, due 07/31/21-05/20/70)	9,765,884	0.7
1,962,166	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,962,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,001,409, due 07/15/20-06/01/50)	1,962,166	0.1

35

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

8,006,448	(3) State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $8,006,501, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,185,136, due 01/15/22-02/15/47)	8,006,448	0.6

	Total Repurchase Agreements
	(Cost $37,427,771)	37,427,771	2.7

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 1.2%
15,038,813	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	15,038,813	1.1
860,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	860,000	0.0
860,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	860,000	0.1
	Total Mutual Funds
	(Cost $16,758,813)		16,758,813	1.2

	Total Short-Term Investments
	(Cost $56,136,774)		56,136,774	4.1

	Total Investments in Securities (Cost $734,712,072)		$ 1,420,344,395	102.9
	Liabilities in Excess of Other Assets		(39,571,501)	(2.9)
	Net Assets		$ 1,380,772,894	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

36

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Communication Services: 3.5%
158,890	(1)	Discovery Communications, Inc. - Class C	$ 3,060,221	0.9
34,750	(1)	Dish Network Corp. - Class A	1,199,223	0.4
122,518	(1)	Liberty Media Corp. - SiriusXM C	4,220,745	1.3
24,330	(1)	Liberty Broadband Corp. - Series C	3,015,947	0.9
			11,496,136	3.5

		Consumer Discretionary: 9.6%
4,770	(1)	Autozone, Inc.	5,381,132	1.6
54,840		Best Buy Co., Inc.	4,785,887	1.5
70,030		BorgWarner, Inc.	2,472,059	0.7
16,290		Carter's, Inc.	1,314,603	0.4
8,700		Darden Restaurants, Inc.	659,199	0.2
17,860		Expedia Group, Inc.	1,468,092	0.4
156,890		Gap, Inc.	1,979,952	0.6
26,730		Genuine Parts Co.	2,324,441	0.7
56,101		Kohl's Corp.	1,165,218	0.4
31,050	(1)	Mohawk Industries, Inc.	3,159,648	1.0
194,126		Newell Brands, Inc.	3,082,721	0.9
45,720	(2)	Nordstrom, Inc.	708,203	0.2
13,850		PVH Corp.	665,492	0.2
34,830		Ralph Lauren Corp.	2,525,871	0.8
			31,692,518	9.6

		Consumer Staples: 5.0%
19,050		Constellation Brands, Inc.	3,332,798	1.0
114,232		Coty, Inc - Class A	510,617	0.2
64,353		Energizer Holdings, Inc.	3,056,124	0.9
65,650		Keurig Dr Pepper, Inc.	1,864,460	0.6
104,050		Kroger Co.	3,522,093	1.1
35,420	(1)	Post Holdings, Inc.	3,103,500	0.9
57,220	(1)	US Foods Holding Corp.	1,128,378	0.3
			16,517,970	5.0

		Energy: 4.2%
153,220		Cabot Oil & Gas Corp.	2,632,319	0.8
105,394		Diamondback Energy, Inc.	4,407,577	1.3
150,920		EQT Corp.	1,795,948	0.5
149,054		Equitrans Midstream Corp.	1,238,639	0.4
206,530		Williams Cos., Inc.	3,928,201	1.2
			14,002,684	4.2

		Financials: 20.0%
4,163		Alleghany Corp.	2,036,290	0.6
35,780		Ameriprise Financial, Inc.	5,368,431	1.6
134,970		Citizens Financial Group, Inc.	3,406,643	1.0
34,290		Discover Financial Services	1,717,586	0.5
209,820		Fifth Third Bancorp	4,045,329	1.2
29,010		First Republic Bank	3,074,770	0.9
94,500		Hartford Financial Services Group, Inc.	3,642,975	1.1
234,980		Huntington Bancshares, Inc.	2,123,044	0.7
43,770		Lincoln National Corp.	1,610,298	0.5
155,700		Loews Corp.	5,338,953	1.6
48,393		M&T Bank Corp.	5,031,420	1.5
31,610		Marsh & McLennan Cos., Inc.	3,393,966	1.0
47,270		Northern Trust Corp.	3,750,402	1.1
38,590		Progressive Corp.	3,091,445	1.0
54,180		Raymond James Financial, Inc.	3,729,209	1.1
250,040		Regions Financial Corp.	2,780,445	0.9
44,300		T. Rowe Price Group, Inc.	5,471,050	1.7
80,330		TCF Financial Corp.	2,363,309	0.7
40,245		WR Berkley Corp.	2,305,636	0.7
52,110		Zions Bancorp NA	1,771,740	0.6
			66,052,941	20.0

		Health Care: 7.6%
43,240		AmerisourceBergen Corp.	4,357,295	1.3
18,160		Cigna Corp.	3,407,724	1.0
43,230	(1)	Henry Schein, Inc.	2,524,200	0.8
5,580		Humana, Inc.	2,163,645	0.6
28,210	(1)	Laboratory Corp. of America Holdings	4,685,963	1.4
35,160		Universal Health Services, Inc.	3,266,012	1.0
40,670		Zimmer Biomet Holdings, Inc.	4,854,371	1.5
			25,259,210	7.6

		Industrials: 11.1%
30,190		Acuity Brands, Inc.	2,890,391	0.9
41,790		Ametek, Inc.	3,734,772	1.1
31,470		Carlisle Cos., Inc.	3,766,015	1.1
52,550		Fortune Brands Home & Security, Inc.	3,359,521	1.0
23,600		Hubbell, Inc.	2,958,496	0.9
22,110		IDEX Corp.	3,494,264	1.1
62,340		ITT, Inc.	3,661,852	1.1
40,980		Lincoln Electric Holdings, Inc.	3,452,155	1.1
40,880	(1)	Middleby Corp.	3,227,067	1.0
26,801		Snap-On, Inc.	3,712,207	1.1
69,670		Southwest Airlines Co.	2,381,321	0.7
			36,638,061	11.1

		Information Technology: 7.5%
39,610		Amphenol Corp.	3,795,034	1.1
22,460		Analog Devices, Inc.	2,754,495	0.8
30,310		CDW Corp.	3,521,416	1.1
103,992	(1)	CommScope Holding Co., Inc.	866,253	0.3
15,226		Jack Henry & Associates, Inc.	2,802,041	0.8
26,209	(1)	Keysight Technologies, Inc.	2,641,343	0.8
10,600		Motorola Solutions, Inc.	1,485,378	0.5
30,330		SYNNEX Corp.	3,632,624	1.1
17,750	(1)	Synopsys, Inc.	3,461,250	1.0
			24,959,834	7.5

		Materials: 5.6%
49,030		Ball Corp.	3,407,095	1.0
16,640		Martin Marietta Materials, Inc.	3,437,325	1.1

37

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

20,300		Packaging Corp. of America	2,025,940	0.6
6,920		Sherwin-Williams Co.	3,998,722	1.2
98,880		Silgan Holdings, Inc.	3,202,723	1.0
81,210		WestRock Co.	2,294,994	0.7
			18,366,799	5.6

		Real Estate: 12.5%
38,350		American Campus Communities, Inc.	1,340,716	0.4
104,090		American Homes 4 Rent	2,800,021	0.9
26,150		AvalonBay Communities, Inc.	4,043,836	1.2
41,360		Boston Properties, Inc.	3,738,117	1.1
157,160		Brixmor Property Group, Inc.	2,014,791	0.6
85,670	(1)	CBRE Group, Inc.	3,873,997	1.2
82,960	(1)	Cushman & Wakefield PLC	1,033,682	0.3
10,310		Essex Property Trust, Inc.	2,362,743	0.7
27,276		Federal Realty Investment Trust	2,324,188	0.7
89,100		Host Hotels & Resorts, Inc.	961,389	0.3
45,223		JBG SMITH Properties	1,337,244	0.4
151,040		Kimco Realty Corp.	1,939,354	0.6
93,962		Outfront Media, Inc.	1,331,441	0.4
105,510		Rayonier, Inc.	2,615,593	0.8
35,630		Regency Centers Corp.	1,635,061	0.5
32,660		Ventas, Inc.	1,196,009	0.4
62,736		Vornado Realty Trust	2,397,143	0.7
106,820		Weyerhaeuser Co.	2,399,177	0.7
28,630		WP Carey, Inc.	1,936,819	0.6
			41,281,321	12.5

		Utilities: 9.9%
98,030		CMS Energy Corp.	5,726,913	1.7
72,770		Edison International	3,952,139	1.2
40,170		Entergy Corp.	3,768,348	1.2
77,730		National Fuel Gas Co.	3,259,219	1.0
37,270		Sempra Energy	4,369,162	1.3
63,430		WEC Energy Group, Inc.	5,559,639	1.7
96,880		Xcel Energy, Inc.	6,055,000	1.8
			32,690,420	9.9

	Total Common Stock
	(Cost $298,070,755)		318,957,894	96.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 0.2%
731,179	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $731,181, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $745,803, due 07/31/20-07/01/50)
		(Cost $731,179)	731,179	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
10,358,583	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
	(Cost $10,358,583)	10,358,583	3.2

	Total Short-Term Investments
	(Cost $11,089,762)	11,089,762	3.4

	Total Investments in Securities (Cost $309,160,517)	$ 330,047,656	99.9
	Assets in Excess of Other Liabilities	256,785	0.1
	Net Assets	$ 330,304,441	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

38

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 3.8%
76,094	(1)	Altice USA, Inc.	$ 1,715,159	0.1
19,800	(1)	Electronic Arts, Inc.	2,614,590	0.2
13,400	(1)	IAC/InterActiveCorp	4,333,560	0.4
38,400		Interpublic Group of Cos., Inc.	658,944	0.1
49,900	(1)	Live Nation Entertainment, Inc.	2,212,067	0.2
53,700	(1),(2)	Match Group, Inc.	5,748,585	0.5
15,600		Omnicom Group	851,760	0.1
218,400	(1)	Snap, Inc.	5,130,216	0.4
48,800	(1)	Spotify Technology SA	12,599,672	1.1
27,500	(1)	Take-Two Interactive Software, Inc.	3,838,175	0.3
13,868	(1)	ZoomInfo Technologies, Inc.	707,684	0.1
415,100	(1)	Zynga, Inc. - Class A	3,960,054	0.3
			44,370,466	3.8

		Consumer Discretionary: 13.9%
26,200	(1)	Aptiv PLC	2,041,504	0.2
28,700		Aramark	647,759	0.1
6,800	(1)	Autozone, Inc.	7,671,216	0.7
27,600	(1)	Bright Horizons Family Solutions, Inc.	3,234,720	0.3
53,100	(1)	Burlington Stores, Inc.	10,456,983	0.9
44,900	(1),(2)	Carmax, Inc.	4,020,795	0.3
37,619	(1),(2)	Chewy, Inc.	1,681,193	0.1
9,700	(1)	Chipotle Mexican Grill, Inc.	10,207,892	0.9
16,300	(2)	Choice Hotels International, Inc.	1,286,070	0.1
61,700		Dollar General Corp.	11,754,467	1.0
99,400	(1)	Dollar Tree, Inc.	9,212,392	0.8
15,100		Domino's Pizza, Inc.	5,578,544	0.5
79,900		Dunkin Brands Group, Inc.	5,211,877	0.4
15,200	(2)	Ferrari NV	2,599,352	0.2
13,400	(1)	Five Below, Inc.	1,432,594	0.1
26,000	(1)	Grand Canyon Education, Inc.	2,353,780	0.2
91,733		Hilton Worldwide Holdings, Inc.	6,737,789	0.6
39,400	(1)	Lululemon Athletica, Inc.	12,293,194	1.0
17,200		Marriott International, Inc.	1,474,556	0.1
2,300	(1)	MercadoLibre, Inc.	2,267,271	0.2
70,700	(2)	MGM Resorts International	1,187,760	0.1
8,697	(1),(2)	Mohawk Industries, Inc.	885,007	0.1
1,360	(1)	NVR, Inc.	4,431,900	0.4
30,100	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	2,939,265	0.2
29,300	(1)	O'Reilly Automotive, Inc.	12,354,931	1.0
15,500	(2)	Papa Johns International, Inc.	1,230,855	0.1
15,900		Pool Corp.	4,322,733	0.4
51,581		Restaurant Brands International, Inc.	2,817,870	0.2
50,400		Ross Stores, Inc.	4,296,096	0.4
99,700		Service Corp. International	3,877,333	0.3
83,600	(1)	ServiceMaster Global Holdings, Inc.	2,983,684	0.3
44,100		Tractor Supply Co.	5,811,939	0.5
45,000	(1)	Trip.com Group Ltd. ADR	1,166,400	0.1
24,821	(1)	Ulta Beauty, Inc.	5,049,088	0.4
23,600	(2)	Williams-Sonoma, Inc.	1,935,436	0.2
28,900	(2)	Wynn Resorts Ltd.	2,152,761	0.2
56,100		Yum China Holdings, Inc.	2,696,727	0.2
17,100		Yum! Brands, Inc.	1,486,161	0.1
			163,789,894	13.9

		Consumer Staples: 3.5%
63,275	(2)	Brown-Forman Corp. - Class B	4,028,086	0.4
18,300		Casey's General Stores, Inc.	2,736,216	0.2
91,900		Church & Dwight Co., Inc.	7,103,870	0.6
32,400		Clorox Co.	7,107,588	0.6
42,600		Conagra Brands, Inc.	1,498,242	0.1
12,400		Constellation Brands, Inc.	2,169,380	0.2
31,900		Hershey Co.	4,134,878	0.4
26,500	(2)	Hormel Foods Corp.	1,279,155	0.1
27,800		McCormick & Co., Inc.	4,987,598	0.4
81,740	(2)	Reynolds Consumer Products, Inc.	2,839,648	0.2
49,789		Tyson Foods, Inc.	2,972,901	0.3
			40,857,562	3.5

		Energy: 0.7%
96,500		Cabot Oil & Gas Corp.	1,657,870	0.1
26,752		Concho Resources, Inc./Midland TX	1,377,728	0.1
20,800		Diamondback Energy, Inc.	869,856	0.1
31,400		HollyFrontier Corp.	916,880	0.1
112,107		Parsley Energy, Inc. - Class A	1,197,303	0.1
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	169,312	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,154,880	0.2
			8,343,829	0.7

		Financials: 4.9%
28,200		Assurant, Inc.	2,912,778	0.2
36,900		Axis Capital Holdings Ltd.	1,496,664	0.1
64,533		Cboe Global Markets, Inc.	6,019,638	0.5
41,900		Discover Financial Services	2,098,771	0.2
5,500	(2)	Factset Research Systems, Inc.	1,806,585	0.2
57,200		Fifth Third Bancorp	1,102,816	0.1
30,600		First Republic Bank	3,243,294	0.3
42,200		Lazard Ltd.	1,208,186	0.1
14,000		MarketAxess Holdings, Inc.	7,012,880	0.6
32,100		MSCI, Inc. - Class A	10,715,622	0.9
19,100		Nasdaq, Inc.	2,281,877	0.2
36,447	(1),(2)	Selectquote, Inc.	923,203	0.1

39

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

110,944	(1),(4)	Selectquote, Inc. - Lockup Shares	2,697,803	0.3
15,600		Signature Bank	1,667,952	0.1
5,700	(1)	SVB Financial Group	1,228,521	0.1
102,420		Tradeweb Markets, Inc.	5,954,699	0.5
33,630		Webster Financial Corp.	962,154	0.1
18,132		Willis Towers Watson PLC	3,571,097	0.3
			56,904,540	4.9

		Health Care: 17.4%
14,800	(1)	Abiomed, Inc.	3,575,088	0.3
42,199	(1),(2)	Acadia Healthcare Co., Inc.	1,060,039	0.1
24,800	(1),(2)	Acadia Pharmaceuticals, Inc.	1,202,056	0.1
71,300		Agilent Technologies, Inc.	6,300,781	0.5
24,700	(1),(2)	Agios Pharmaceuticals, Inc.	1,320,956	0.1
17,200	(1)	Alexion Pharmaceuticals, Inc.	1,930,528	0.2
27,000	(1)	Align Technology, Inc.	7,409,880	0.6
35,300	(1),(2)	Alnylam Pharmaceuticals, Inc.	5,228,283	0.4
114,500	(1),(2)	Amarin Corp. PLC ADR	792,340	0.1
21,200	(1)	Amedisys, Inc.	4,209,048	0.3
8,685	(1)	Argenx SE ADR	1,956,123	0.2
11,100	(1)	Ascendis Pharma A/S ADR	1,641,690	0.1
226,443	(1)	Avantor, Inc.	3,849,531	0.3
62,900	(1)	BioMarin Pharmaceutical, Inc.	7,758,086	0.7
14,500	(1),(2)	Bluebird Bio, Inc.	885,080	0.1
13,100	(1)	Blueprint Medicines Corp.	1,021,800	0.1
29,600		Bruker Corp.	1,204,128	0.1
35,084	(1)	Catalent, Inc.	2,571,657	0.2
164,228	(1)	Centene Corp.	10,436,689	0.9
33,912		Cerner Corp.	2,324,668	0.2
21,700		Cooper Cos., Inc.	6,154,988	0.5
27,800	(1)	DaVita, Inc.	2,200,092	0.2
33,700	(1)	DexCom, Inc.	13,661,980	1.2
123,810	(1)	Elanco Animal Health, Inc.	2,655,725	0.2
58,300	(1)	Exact Sciences Corp.	5,068,602	0.4
136,600	(1)	Exelixis, Inc.	3,242,884	0.3
51,000	(1),(2)	FibroGen, Inc.	2,067,030	0.2
5,700	(1),(2)	GW Pharmaceuticals PLC ADR	699,504	0.1
86,500	(1)	Hologic, Inc.	4,930,500	0.4
5,775	(1)	ICU Medical, Inc.	1,064,390	0.1
25,400	(1)	Idexx Laboratories, Inc.	8,386,064	0.7
84,400	(1)	Incyte Corp., Ltd.	8,775,068	0.7
50,700	(1)	Ionis Pharmaceuticals, Inc.	2,989,272	0.2
20,200	(1)	IQVIA Holdings, Inc.	2,865,976	0.2
27,700	(1)	Jazz Pharmaceuticals PLC	3,056,418	0.3
6,800	(1)	Mettler Toledo International, Inc.	5,477,740	0.5
33,600	(1),(2)	Molina Healthcare, Inc.	5,980,128	0.5
39,079	(1)	Neurocrine Biosciences, Inc.	4,767,638	0.4
14,800	(1),(2)	Novocure Ltd.	877,640	0.1
17,600	(1),(2)	Penumbra, Inc.	3,147,232	0.3
49,400		Perrigo Co. PLC	2,730,338	0.2
44,963	(1),(2)	PPD, Inc.	1,205,008	0.1
20,700	(1)	PRA Health Sciences, Inc.	2,013,903	0.2
15,400	(1)	Quidel Corp.	3,445,596	0.3
70,488	(1)	Royalty Pharma PLC	3,422,192	0.3
16,942	(1),(2)	Sage Therapeutics, Inc.	704,448	0.1
21,500	(1)	Sarepta Therapeutics, Inc.	3,447,310	0.3
41,680	(1)	Seattle Genetics, Inc.	7,082,266	0.6
14,500		STERIS Public Ltd. Co.	2,224,880	0.2
17,400		Teleflex, Inc.	6,333,252	0.5
25,292	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,978,340	0.2
10,000		Universal Health Services, Inc.	928,900	0.1
49,000	(1)	Veeva Systems, Inc.	11,486,580	1.0
10,800		West Pharmaceutical Services, Inc.	2,453,436	0.2
			204,203,771	17.4

		Industrials: 15.2%
140,700	(2)	ADT, Inc.	1,122,786	0.1
41,200		Alaska Air Group, Inc.	1,493,912	0.1
28,900		Allegion Public Ltd.	2,954,158	0.3
33,062		Ametek, Inc.	2,954,751	0.3
38,800		AO Smith Corp.	1,828,256	0.2
38,400		BWX Technologies, Inc.	2,174,976	0.2
35,700		Cintas Corp.	9,509,052	0.8
13,800	(2)	Copa Holdings S.A.- Class A	697,728	0.1
62,000	(1)	Copart, Inc.	5,162,740	0.4
22,505		CoreLogic, Inc.	1,512,786	0.1
17,600	(1)	CoStar Group, Inc.	12,507,792	1.1
39,487		Equifax, Inc.	6,787,026	0.6
18,900		Expeditors International Washington, Inc.	1,437,156	0.1
31,600		Fastenal Co.	1,353,744	0.1
29,300		Flowserve Corp.	835,636	0.1
43,583		Fortive Corp.	2,948,826	0.3
37,675		Fortune Brands Home & Security, Inc.	2,408,563	0.2
27,200	(1)	Generac Holdings, Inc.	3,316,496	0.3
58,500		Graco, Inc.	2,807,415	0.2
103,200	(1)	HD Supply Holdings, Inc.	3,575,880	0.3
21,700	(2)	Hexcel Corp.	981,274	0.1
28,000		Hubbell, Inc.	3,510,080	0.3
16,300		Huntington Ingalls Industries, Inc.	2,844,187	0.2
101,000	(1)	IAA, Inc.	3,895,570	0.3
17,500		IDEX Corp.	2,765,700	0.2
87,853		IHS Markit Ltd.	6,632,902	0.6
27,600		JB Hunt Transport Services, Inc.	3,321,384	0.3
30,000		Kansas City Southern	4,478,700	0.4
46,600		KAR Auction Services, Inc.	641,216	0.1
38,610		L3Harris Technologies, Inc.	6,550,959	0.6
11,300		Landstar System, Inc.	1,269,103	0.1
10,400		Manpowergroup, Inc.	715,000	0.1
12,400	(1),(2)	Middleby Corp.	978,856	0.1
68,600	(2)	Nielsen Holdings PLC	1,019,396	0.1
14,700		Nordson Corp.	2,788,737	0.2
24,350		Old Dominion Freight Line	4,129,516	0.4
30,600		Otis Worldwide Corp.	1,739,916	0.1
24,200		Paccar, Inc.	1,811,370	0.2
34,100		Ritchie Bros Auctioneers, Inc.	1,392,985	0.1
38,000		Robert Half International, Inc.	2,007,540	0.2

40

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

29,900		Rockwell Automation, Inc.	6,368,700	0.5
62,961	(2)	Rollins, Inc.	2,668,917	0.2
31,327	(1)	Sensata Technologies Holding PLC	1,166,304	0.1
6,500	(2)	Snap-On, Inc.	900,315	0.1
40,700		Toro Co.	2,700,038	0.2
54,300		Trane Technologies PLC	4,831,614	0.4
11,875		TransDigm Group, Inc.	5,249,344	0.4
100,700		TransUnion	8,764,928	0.7
25,841	(1),(2)	United Airlines Holdings, Inc.	894,357	0.1
21,000	(1)	United Rentals, Inc.	3,129,840	0.3
10,200		Valmont Industries, Inc.	1,158,924	0.1
44,256		Verisk Analytics, Inc.	7,532,371	0.6
51,950		Waste Connections, Inc.	4,872,390	0.4
9,400	(2)	Watsco, Inc.	1,670,380	0.1
37,520		Westinghouse Air Brake Technologies Corp.	2,160,026	0.2
18,300		Woodward, Inc.	1,419,165	0.1
26,300		Xylem, Inc.	1,708,448	0.1
			178,060,131	15.2

		Information Technology: 35.7%
113,500		Amphenol Corp.	10,874,435	0.9
45,300	(1)	Anaplan, Inc.	2,052,543	0.2
9,600	(1)	ANSYS, Inc.	2,800,608	0.2
46,479	(1)	Atlassian Corp. PLC	8,378,769	0.7
4,250	(1)	Autodesk, Inc.	1,016,557	0.1
31,100	(1),(2)	Avalara, Inc.	4,139,099	0.4
96,734	(1)	Black Knight, Inc.	7,019,019	0.6
87,764		Booz Allen Hamilton Holding Corp.	6,827,161	0.6
45,400		Broadridge Financial Solutions, Inc. ADR	5,729,026	0.5
95,800	(1)	Cadence Design Systems, Inc.	9,192,968	0.8
33,000		CDK Global, Inc.	1,366,860	0.1
80,300		CDW Corp.	9,329,254	0.8
64,003	(1)	Ceridian HCM Holding, Inc.	5,073,518	0.4
40,400		Citrix Systems, Inc.	5,975,564	0.5
47,900		Cognex Corp.	2,860,588	0.2
11,720	(1)	Coherent, Inc.	1,535,086	0.1
96,400		Corning, Inc.	2,496,760	0.2
25,900	(1),(2)	Coupa Software, Inc.	7,175,336	0.6
29,197	(1)	Crowdstrike Holdings, Inc.	2,928,167	0.2
40,646	(1)	Datadog, Inc.	3,534,170	0.3
57,953	(1)	DocuSign, Inc.	9,980,086	0.8
51,337	(1)	Dynatrace, Inc.	2,084,282	0.2
111,300		Entegris, Inc.	6,572,265	0.6
13,200	(1)	EPAM Systems, Inc.	3,326,532	0.3
49,200	(1)	Euronet Worldwide, Inc.	4,714,344	0.4
43,930		Fidelity National Information Services, Inc.	5,890,574	0.5
94,400	(1)	Fiserv, Inc.	9,215,328	0.8
38,900	(1)	Five9, Inc.	4,305,063	0.4
35,600	(1)	FleetCor Technologies, Inc.	8,954,468	0.8
17,200		Flir Systems, Inc.	697,804	0.1
56,200	(1)	Fortinet, Inc.	7,714,574	0.7
36,100	(1)	Gartner, Inc.	4,380,013	0.4
48,500		Genpact Ltd.	1,771,220	0.1
85,527		Global Payments, Inc.	14,507,090	1.2
61,600	(1)	GoDaddy, Inc.	4,517,128	0.4
36,300	(1),(2)	Guidewire Software, Inc.	4,023,855	0.3
13,700	(1),(2)	HubSpot, Inc.	3,073,595	0.3
29,600	(1)	Inphi Corp.	3,478,000	0.3
7,600	(1),(2)	IPG Photonics Corp.	1,218,964	0.1
66,150	(1)	Keysight Technologies, Inc.	6,666,597	0.6
71,500		KLA Corp.	13,905,320	1.2
32,455		Lam Research Corp.	10,497,894	0.9
48,700		Leidos Holdings, Inc.	4,561,729	0.4
14,800		Littelfuse, Inc.	2,525,324	0.2
146,748		Marvell Technology Group Ltd.	5,144,985	0.4
152,600		Maxim Integrated Products	9,249,086	0.8
112,300	(2)	Microchip Technology, Inc.	11,826,313	1.0
13,600	(1),(2)	MongoDB, Inc.	3,078,224	0.3
24,800		Monolithic Power Systems, Inc.	5,877,600	0.5
60,400		Motorola Solutions, Inc.	8,463,852	0.7
18,300	(1)	New Relic, Inc.	1,260,870	0.1
58,400		NortonLifeLock, Inc.	1,158,072	0.1
38,700	(1)	Okta, Inc.	7,748,901	0.7
32,200	(1)	Palo Alto Networks, Inc.	7,395,374	0.6
39,100	(2)	Paychex, Inc.	2,961,825	0.2
20,600	(1)	Paycom Software, Inc.	6,380,438	0.5
17,800	(1)	Paylocity Holding Corp.	2,596,842	0.2
34,700	(1)	Proofpoint, Inc.	3,855,864	0.3
171,369	(1)	Pure Storage, Inc. - Class A	2,969,825	0.3
80,667	(1),(2)	RealPage, Inc.	5,244,162	0.4
6,848	(1)	ServiceNow, Inc.	2,773,851	0.2
72,300		Skyworks Solutions, Inc.	9,244,278	0.8
58,160	(1),(2)	Slack Technologies, Inc.	1,808,194	0.2
41,800	(1),(2)	Smartsheet, Inc.	2,128,456	0.2
64,100	(1)	Splunk, Inc.	12,736,670	1.1
95,335		SS&C Technologies Holdings, Inc.	5,384,521	0.5
48,197	(1),(2)	StoneCo Ltd.	1,868,116	0.2
48,500	(1)	Synopsys, Inc.	9,457,500	0.8
44,800	(1)	Twilio, Inc.	9,830,016	0.8
15,600	(1)	Tyler Technologies, Inc.	5,411,328	0.5
23,200	(1)	VeriSign, Inc.	4,798,456	0.4
26,799	(1)	WEX, Inc.	4,422,103	0.4
13,853	(1)	Wix.com Ltd.	3,549,416	0.3
18,947	(1)	Workday, Inc.	3,549,910	0.3
84,500		Xilinx, Inc.	8,313,955	0.7
15,100	(1)	Zebra Technologies Corp.	3,864,845	0.3
54,600	(1)	Zendesk, Inc.	4,833,738	0.4
5,960	(1),(2)	Zoom Video Communications, Inc.	1,511,098	0.1
			419,586,221	35.7

		Materials: 3.0%
38,700		Avery Dennison Corp.	4,415,283	0.4
55,500	(1)	Axalta Coating Systems Ltd.	1,251,525	0.1
105,180		Ball Corp.	7,308,958	0.6
13,700		Celanese Corp. - Series A	1,182,858	0.1
42,800		CF Industries Holdings, Inc.	1,204,392	0.1
18,500		Eagle Materials, Inc.	1,299,070	0.1
36,500		International Paper Co.	1,285,165	0.1
43,900	(2)	Kirkland Lake Gold Ltd.	1,810,436	0.2
22,500		PPG Industries, Inc.	2,386,350	0.2

41

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

50,200		RPM International, Inc.	3,768,012	0.3
85,600		Sealed Air Corp.	2,811,960	0.2
51,429		Valvoline, Inc.	994,123	0.1
50,700		Vulcan Materials Co.	5,873,595	0.5
			35,591,727	3.0

		Real Estate: 1.1%
26,995	(2)	American Campus Communities, Inc.	943,745	0.1
38,900		CubeSmart	1,049,911	0.1
14,000		Jones Lang LaSalle, Inc.	1,448,440	0.1
50,200	(2)	MGM Growth Properties LLC	1,365,942	0.1
26,350		SBA Communications Corp.	7,850,192	0.7
6,575	(1),(3),(4)	WeWork Companies, Inc. - Class A	–	–
			12,658,230	1.1

		Utilities: 0.2%
11,674		American Water Works Co., Inc.	1,501,977	0.1
12,300		Atmos Energy Corp.	1,224,834	0.1
			2,726,811	0.2

	Total Common Stock
	(Cost $813,989,888)		1,167,093,182	99.4

PREFERRED STOCK: 0.6%
		Communication Services: 0.2%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	1,781,505	0.2
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	204,545	0.0
			1,986,050	0.2

		Information Technology: 0.4%
24,459	(1),(3),(4)	Databricks, Inc., Series F	1,050,475	0.1
353,970	(1),(3),(4)	Tanium, Inc. - Series G	3,256,524	0.2
23,311	(1),(3),(4)	UiPath Inc., Series D-1	917,327	0.1
3,914	(1),(3),(4)	UiPath Inc., Series D-2	154,023	0.0
			5,378,349	0.4

		Real Estate: –%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	–	–
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	–	–
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	–	–
			–	–

	Total Preferred Stock
	(Cost $7,676,732)		7,364,399	0.6

	Total Long-Term Investments
	(Cost $821,666,620)		1,174,457,581	100.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
		Floating Rate Notes: 0.2%
950,000	(5)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
950,000	(5)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1
950,000	(5)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	950,032	0.0

	Total Floating Rate Notes
	(Cost $2,850,208)		2,850,208	0.2

		Repurchase Agreements: 7.5%
3,015,757	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $3,015,769, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,076,072, due 08/13/20-05/20/70)	3,015,757	0.3
2,306,003	(5)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,306,009, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,352,123, due 05/15/24-08/15/47)	2,306,003	0.2
6,505,864	(5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $6,505,907, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $6,831,157, due 08/15/20-03/19/40)	6,505,864	0.6
18,068,217	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $18,068,267, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,429,581, due 08/01/20-02/20/70)	18,068,217	1.5

42

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

3,546,167	(5)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,546,177, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,617,090, due 01/01/29-06/01/50)	3,546,167	0.3
7,615,511	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $7,615,542, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $7,767,854, due 07/31/20-11/15/49)	7,615,511	0.6
22,712,580	(5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $22,712,636, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $23,166,833, due 07/31/21-05/20/70)	22,712,580	1.9
4,642,376	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,642,390, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,735,223, due 07/15/20-06/01/50)	4,642,376	0.4
1,363,064	(5)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,363,074, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,423,659, due 10/27/20-05/27/40)	1,363,064	0.1
18,437,724	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $18,437,845, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,849,217, due 01/15/22-02/15/47)	18,437,724	1.6

	Total Repurchase Agreements
	(Cost $88,213,263)		88,213,263	7.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
2,173,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	2,173,000	0.2
2,173,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	2,173,000	0.2
2,173,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	2,173,000	0.2
154	(6)	T. Rowe Price Government Reserve Fund, 0.140%	154	0.0
	Total Mutual Funds
	(Cost $6,519,154)		6,519,154	0.6

	Total Short-Term Investments
	(Cost $97,582,625)		97,582,625	8.3

	Total Investments in Securities (Cost $919,249,245)		$ 1,272,040,206	108.3
	Liabilities in Excess of Other Assets		(97,220,317)	(8.3)
	Net Assets		$ 1,174,819,889	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $12,386,394 or 1.1% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

43

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 17.7%
34,559	(1)	Alphabet, Inc. - Class A	$ 49,006,390	2.9
28,985	(1)	Alphabet, Inc. - Class C	40,973,486	2.4
5,531	(1),(2),(3)	Epic Games, Inc.	3,180,325	0.2
370,475	(1)	Facebook, Inc.- Class A	84,123,758	5.0
37,972	(1)	IAC/InterActiveCorp	12,280,145	0.7
68,591	(1),(4)	Match Group, Inc.	7,342,666	0.4
92,321	(1)	NetFlix, Inc.	42,009,748	2.5
120,800	(1),(4)	Sea Ltd. ADR	12,954,592	0.7
725,490	(1),(4)	Snap, Inc.	17,041,760	1.0
63,336	(1)	Spotify Technology SA	16,352,722	1.0
237,500		Tencent Holdings Ltd.	15,218,504	0.9
			300,484,096	17.7

		Consumer Discretionary: 19.3%
179,716	(1)	Alibaba Group Holding Ltd. ADR	38,764,741	2.3
65,788	(1)	Amazon.com, Inc.	181,497,250	10.7
111,130	(1)	Aptiv PLC	8,659,250	0.5
8,239	(1)	Booking Holdings, Inc.	13,119,289	0.8
46,894	(1),(4)	Carmax, Inc.	4,199,358	0.3
74,195	(1),(4)	Carvana Co.	8,918,239	0.5
10,941	(1)	Chipotle Mexican Grill, Inc.	11,513,871	0.7
97,118		Dollarama, Inc.	3,230,590	0.2
2,793	(1),(2),(3)	DoorDash, Inc. - Series H	641,080	0.0
103,604	(1),(4)	DraftKings, Inc.	3,445,869	0.2
79,645	(4)	Ferrari NV	13,620,091	0.8
–		Las Vegas Sands Corp.	–	–
52,093	(1)	Lululemon Athletica, Inc.	16,253,537	1.0
181,348		Ross Stores, Inc.	15,458,103	0.9
100,875	(4)	Wynn Resorts Ltd.	7,514,179	0.4
			326,835,447	19.3

		Financials: 3.4%
1,134,411	(1),(2),(3)	Ant International Co., Limited- Class C	7,963,565	0.5
45,100		Cboe Global Markets, Inc.	4,206,928	0.2
137,471		Chubb Ltd.	17,406,578	1.0
36,890		Goldman Sachs Group, Inc.	7,290,202	0.4
9,987		MSCI, Inc. - Class A	3,333,860	0.2
34,785		S&P Global, Inc.	11,460,962	0.7
39,044		TD Ameritrade Holding Corp.	1,420,421	0.1
54,621		Tradeweb Markets, Inc.	3,175,665	0.2
43,339	(1),(4)	XP, Inc.	1,820,671	0.1
			58,078,852	3.4

		Health Care: 11.1%
89,126		AbbVie, Inc.	8,750,391	0.5
131,216	(1),(4)	Alcon, Inc.	7,539,570	0.4
6,173	(1)	Align Technology, Inc.	1,694,118	0.1
57,887		Anthem, Inc.	15,223,123	0.9
7,225	(1)	Argenx SE ADR	1,627,287	0.1
245,236	(1)	Centene Corp.	15,584,748	0.9
105,096		Cigna Corp.	19,721,264	1.2
100,473		HCA Healthcare, Inc.	9,751,909	0.6
12,500		Humana, Inc.	4,846,875	0.3
82,027	(1)	Incyte Corp., Ltd.	8,528,347	0.5
39,761	(1)	Intuitive Surgical, Inc.	22,657,011	1.4
96,027		Stryker Corp.	17,303,105	1.0
109,020		UnitedHealth Group, Inc.	32,155,449	1.9
77,744	(1)	Vertex Pharmaceuticals, Inc.	22,569,861	1.3
			187,953,058	11.1

		Industrials: 7.2%
41,046		Cintas Corp.	10,933,013	0.6
46,700		Cummins, Inc.	8,091,242	0.5
64,635		Equifax, Inc.	11,109,464	0.7
162,290		Fortive Corp.	10,980,541	0.7
1,072,622		General Electric Co.	7,326,008	0.4
58,757		JB Hunt Transport Services, Inc.	7,070,817	0.4
40,400		Parker Hannifin Corp.	7,404,108	0.4
45,570		Roper Technologies, Inc.	17,693,008	1.0
26,907	(1)	Teledyne Technologies, Inc.	8,366,732	0.5
203,656		TransUnion	17,726,218	1.1
41,070		Union Pacific Corp.	6,943,705	0.4
132,438		Westinghouse Air Brake Technologies Corp.	7,624,456	0.5
			121,269,312	7.2

		Information Technology: 38.6%
30,000	(1)	Adobe, Inc.	13,059,300	0.8
215,313	(1)	Advanced Micro Devices, Inc.	11,327,617	0.7
223,772		Apple, Inc.	81,632,026	4.8
53,982		ASML Holding NV-NY REG	19,866,995	1.2
35,400	(1),(4)	Avalara, Inc.	4,711,386	0.3
59,507	(1)	Crowdstrike Holdings, Inc.	5,967,957	0.3
101,400	(1),(4)	Datadog, Inc.	8,816,730	0.5
220,750		Fidelity National Information Services, Inc.	29,600,368	1.7
211,032	(1)	Fiserv, Inc.	20,600,944	1.2
103,852		Global Payments, Inc.	17,615,376	1.0
83,652		Intuit, Inc.	24,776,886	1.5
455,667		Marvell Technology Group Ltd.	15,975,685	0.9
161,687		Mastercard, Inc. - Class A	47,810,846	2.8
729,483		Microsoft Corp.	148,457,085	8.8
39,600		Nvidia Corp.	15,044,436	0.9
33,174	(1)	Paycom Software, Inc.	10,274,983	0.6
173,180	(1)	PayPal Holdings, Inc.	30,173,151	1.8
181,839	(1)	Salesforce.com, Inc.	34,063,900	2.0
46,298	(1)	ServiceNow, Inc.	18,753,468	1.1
193,370	(1),(4)	Slack Technologies, Inc.	6,011,873	0.4
4,129	(1),(2),(3)	Snowflake, Inc. - Class B	160,081	0.1
99,838	(1)	Splunk, Inc.	19,837,811	1.2
51,440	(1),(2),(3)	Stripe, Inc. - Class B	807,094	0.0
52,091	(4)	Temenos AG	8,096,188	0.5
274,756		Visa, Inc. - Class A	53,074,617	3.1
35,237	(1)	Workday, Inc.	6,602,004	0.4
			653,118,807	38.6

		Materials: 0.5%
43,724		Linde Public Ltd.	9,274,298	0.5

44

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

		Utilities: 0.2%
21,690		Sempra Energy	2,542,719	0.2

	Total Common Stock
	(Cost $1,117,106,098)		1,659,556,589	98.0

PREFERRED STOCK: 1.4%
		Communication Services: 0.4%
59,241	(1),(2),(3)	AirBNB, Inc. - Series D	3,258,255	0.2
16,058	(1),(2),(3)	AirBNB, Inc. - Series E	883,190	0.1
68,026	(1),(2),(3)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	2,563,887	0.1
			6,705,332	0.4

		Consumer Discretionary: 0.6%
163,010	(1),(2),(3)	Aurora Innovation, Inc., - Series B	1,506,261	0.1
8,132	(1),(2),(3)	DoorDash, Inc. - Series G	1,866,546	0.1
549,762	(1),(2),(3)	Rivian Automotive, Inc. - Series D	5,906,643	0.3
18,931	(1),(2),(3)	Waymo LLC., Series A-2	1,625,552	0.1
			10,905,002	0.6

		Industrials: 0.2%
159,700	(1),(2),(3)	GM Cruise Holdings, LLC - Class F	2,914,525	0.2

		Information Technology: 0.2%
93,459	(1),(2),(3)	Magic Leap, Inc. - Series C	430,528	0.1
61,969	(1),(2),(3)	Magic Leap, Inc. - Series D	334,632	0.0
57,073	(1),(2),(3)	UiPath Inc., Series D-1	2,245,920	0.1
9,584	(1),(2),(3)	UiPath Inc., Series D-2	377,147	0.0
			3,388,227	0.2

		Real Estate: –%
42,822	(1),(2),(3)	WeWork Companies, Inc. - Series E	–	–

	Total Preferred Stock
	(Cost $27,125,351)		23,913,086	1.4

	Total Long-Term Investments
	(Cost $1,144,231,449)		1,683,469,675	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
		Floating Rate Notes: 0.2%
500,000	(5)	Bank of Montreal, 0.200%, 07/13/2020	500,011	0.0
600,000	(5)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	600,027	0.0
375,000	(5)	National Bank of Canada, 1.180%, 07/16/2020	375,013	0.0
950,000	(5)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.1
800,000	(5)	Royal Bank of Canada, 0.350%, 07/17/2020	800,073	0.1
600,000	(5)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	600,021	0.0

	Total Floating Rate Notes
	(Cost $3,825,203)		3,825,203	0.2

		Repurchase Agreements: 3.9%
2,291,339	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,291,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,337,166, due 08/13/20-05/20/70)	2,291,339	0.1
2,293,535	(5)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,293,541, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,339,406, due 05/15/24-08/15/47)	2,293,535	0.1
4,765,775	(5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $4,765,806, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $5,004,064, due 08/15/20-03/19/40)	4,765,775	0.3
13,728,027	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $13,728,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $14,002,588, due 08/01/20-02/20/70)	13,728,027	0.8

45

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

2,694,338	(5)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,694,345, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $2,748,225, due 01/01/29-06/01/50)	2,694,338	0.2
5,786,177	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $5,786,201, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,901,925, due 07/31/20-11/15/49)	5,786,177	0.4
17,408,476	(5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $17,408,519, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $17,756,646, due 07/31/21-05/20/70)	17,408,476	1.0
3,527,224	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $3,527,235, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,597,768, due 07/15/20-06/01/50)	3,527,224	0.2
13,948,585	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $13,948,677, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,259,889, due 01/15/22-02/15/47)	13,948,585	0.8

	Total Repurchase Agreements
	(Cost $66,443,476)		66,443,476	3.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.6%
1,188,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,188,000	0.1
1,668,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	1,668,000	0.1
1,668,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,668,000	0.1
39,129,478	(6)	T. Rowe Price Government Reserve Fund, 0.140%	39,129,478	2.3
	Total Mutual Funds
	(Cost $43,653,478)		43,653,478	2.6

	Total Short-Term Investments
	(Cost $113,922,157)		113,922,157	6.7

	Total Investments in Securities (Cost $1,258,153,606)		$ 1,797,391,832	106.1
	Liabilities in Excess of Other Assets		(103,154,186)	(6.1)
	Net Assets		$ 1,694,237,646	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $36,665,231 or 2.2% of net assets. Please refer to the table below for additional details.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

46

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 8, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 8, 2020